UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 East Orchard Road
Greenwood Village, Colorado 80111
(Address of principal executive offices)

Mitchell T.G. Graye
President and Chief Executive Officer
Maxim Series Fund, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2010

Item 1.  Schedule of Investments:

MAXIM SERIES FUND, INC.

MAXIM MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

BONDS

Par Value ($)		Value ($)

Agency --- 15.83%
15,000,000	Fannie Mae	15,007,312
	2.50% April 9, 2010
3,000,000	Fannie Mae	3,008,658
	1.50% July 6, 2010
11,500,000	Fannie Mae	11,857,553
	4.75% December 15, 2010
8,000,000	Fannie Mae	8,105,702
	1.75% March 23, 2011
5,000,000	Fannie Mae *	5,002,392
	0.14% July 13, 2010
1,500,000	Fannie Mae	1,515,498
	3.25% August 12, 2010
300,000	Federal Farm Credit Bank	305,351
	4.00% September 24, 2010
425,000	Federal Home Loan Bank	426,159
	4.08% April 26, 2010
150,000	Federal Home Loan Bank	151,164
	4.25% June 11, 2010
100,000	Federal Home Loan Bank	101,650
	4.71% August 16, 2010
2,500,000	Federal Home Loan Bank	2,528,581
	3.38% August 13, 2010
510,000	Federal Home Loan Bank	511,932
	3.38% May 14, 2010
250,000	Federal Home Loan Bank	253,545
	4.13% August 13, 2010
300,000	Federal Home Loan Bank	300,245
	0.60% June 15, 2010
3,000,000	Federal Home Loan Bank	3,067,429
	3.63% December 17, 2010
500,000	Federal Home Loan Bank	508,617
	4.88% August 16, 2010
300,000	Federal Home Loan Bank	305,347
	4.79% August 26, 2010
500,000	Federal Home Loan Bank	514,951
	4.75% December 10, 2010
2,150,000	Federal Home Loan Bank	2,160,221
	1.38% August 27, 2010
200,000	Federal Home Loan Bank	203,749
	4.38% September 17, 2010
4,000,000	Freddie Mac	4,021,603
	2.88% June 28, 2010
6,000,000	Freddie Mac	6,112,468
	5.13% August 23, 2010
10,000,000	Freddie Mac	10,032,765
	2.38% May 28, 2010
		$76,002,892

Agency Asset Backed --- 0.01%
53,408	Freddie Mac *	53,408
	Series T-20 Class A7
	0.55% December 25, 2029
		$53,408

Agency Mortgage Backed --- 0.02%
99,091	Fannie Mae *	98,262
	Series 2002-W5 Class A9
	0.65% November 25, 2030
		$98,262

TOTAL BONDS --- 15.86%		$76,154,562
(Cost $76,154,562)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

24,000,000	World Bank	23,996,159
	0.16% May 7, 2010
15,500,000	Fannie Mae	15,497,326
	0.14% May 17, 2010
500,000	Fannie Mae	499,901
	0.17% May 13, 2010
17,062,000	Fannie Mae	17,059,051
	0.16% May 12, 2010
10,500,000	Fannie Mae	10,497,806
	0.17% May 19, 2010
1,400,000	Fannie Mae	1,399,798
	0.16% May 5, 2010
17,700,000	Fannie Mae	17,695,943
	0.15% May 26, 2010
2,220,000	Fannie Mae	2,219,444
	0.17% May 24, 2010
17,500,000	Fannie Mae	17,500,000
	0.09% April 1, 2010
24,687,000	Fannie Mae	24,685,517
	0.12% April 19, 2010
2,000,000	Fannie Mae	1,999,889
	0.10% April 21, 2010
16,052,000	Fannie Mae	16,050,381
	0.15% April 28, 2010
4,641,000	Fannie Mae	4,640,794
	0.16% April 14, 2010
17,400,000	Fannie Mae	17,399,845
	0.08% April 5, 2010
5,000,000	Fannie Mae	4,999,905
	0.11% April 7, 2010
30,362,000	Fannie Mae	30,361,021
	0.11% April 12, 2010
5,000,000	Fannie Mae	4,998,467
	0.16% June 9, 2010
9,800,000	Federal Farm Credit Bank	9,798,628
	0.09% May 27, 2010
3,979,000	Federal Farm Credit Bank	3,978,275
	0.16% May 12, 2010
3,000,000	Federal Farm Credit Bank	3,000,000
	0.09% April 1, 2010
3,500,000	Federal Farm Credit Bank	3,495,568
	0.31% August 26, 2010
3,000,000	Federal Home Loan Bank	2,999,936
	0.07% April 12, 2010
1,900,000	Federal Home Loan Bank	1,899,958
	0.10% April 9, 2010
6,000,000	Federal Home Loan Bank	5,998,800
	0.15% May 19, 2010
17,000,000	Federal Home Loan Bank	16,999,140
	0.14% April 14, 2010
2,275,000	Federal Home Loan Bank	2,274,762
	0.13% April 30, 2010
15,100,000	Federal Home Loan Bank	15,097,819
	0.13% May 11, 2010
400,000	Federal Home Loan Bank	399,924
	0.16% May 14, 2010
1,600,000	Federal Home Loan Bank	1,599,856
	0.13% April 26, 2010
9,701,000	Federal Home Loan Bank	9,700,427
	0.12% April 16, 2010
4,500,000	Federal Home Loan Bank	4,499,700
	0.12% April 21, 2010
5,000,000	Federal Home Loan Bank	4,999,542
	0.15% April 23, 2010
600,000	Freddie Mac	599,987
	0.13% April 7, 2010
1,675,000	Freddie Mac	1,674,967
	0.14% April 6, 2010
1,200,000	Freddie Mac	1,199,984
	0.12% April 5, 2010
1,123,000	Freddie Mac	1,122,952
	0.14% April 12, 2010
3,400,000	Freddie Mac	3,399,398
	0.17% May 10, 2010
12,950,000	Freddie Mac	12,948,180
	0.15% May 4, 2010
4,350,000	Freddie Mac	4,349,607
	0.13% April 26, 2010
18,645,000	Tennessee Valley Authority	18,644,601
	0.11% April 8, 2010
15,000,000	United States of America	14,999,242
	0.13% April 15, 2010
23,800,000	United States of America	23,797,407
	0.11% May 6, 2010

Joint Repurchase Agreements

22,420,000	Undivided interest of 100.00% in a repurchase agreement (Principal Amount/Value $22,420,000 with a maturity value of $22,420,019) with Credit Suisse, 0.03%, dated 3/31/10, to be repurchased at $22,420,019 on 04/01/10, collateralized by Freddie Mac, 5.50%, 6/01/34, with a value of $22,869,064.	22,420,000

TOTAL SHORT-TERM INVESTMENTS --- 84.03%		$403,399,907
(Cost $403,399,907)

OTHER ASSETS & LIABILITIES --- 0.11%		$521,352

TOTAL NET ASSETS --- 100%		$480,075,821
(Cost $479,554,469)

Legend

*	Represents the current interest rate for variable rate security.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Investments held by the Portfolio are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein.  Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2010 and throughout the period, 100% of the Portfolio’s investments were valued using amortized cost.  Amortized cost closely approximates a security’s current fair value, but since the value is not derived from a quoted price in an active market, amortized securities are considered to be valued using Level 2 inputs.  See Schedule of Investments for values in each industry.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 2.74%
848	Alliant Techsystems Inc *	68,942
2,582	BE Aerospace Inc *	78,622
19,520	Boeing Co	1,417,347
9,933	General Dynamics Corp	766,828
3,251	Goodrich Corp	229,260
19,842	Honeywell International Inc	898,247
4,783	ITT Corp	256,417
2,961	L-3 Communications Holdings Inc	271,316
8,118	Lockheed Martin Corp	675,580
7,784	Northrop Grumman Corp	510,397
3,694	Precision Castparts Corp	468,067
9,750	Raytheon Co	556,920
4,061	Rockwell Collins Inc	254,178
24,155	United Technologies Corp	1,778,050
		$8,230,171

Agriculture --- 0.18%
16,678	Archer-Daniels-Midland Co	481,994
1,888	Corn Products International Inc	65,438
		$547,432

Air Freight --- 0.95%
4,261	CH Robinson Worldwide Inc	237,977
5,541	Expeditors International of Washington Inc	204,574
8,123	FedEx Corp	758,688
25,609	United Parcel Service Inc Class B	1,649,476
		$2,850,715

Airlines --- 0.12%
3,364	AirTran Holdings Inc *	17,089
1,020	Alaska Air Group Inc *	42,054
5,707	JetBlue Airways Corp *	31,845
19,412	Southwest Airlines Co	256,627
		$347,615

Auto Parts & Equipment --- 0.28%
3,102	BorgWarner Inc *	118,434
3,529	Gentex Corp	68,533
6,425	Goodyear Tire & Rubber Co *	81,212
17,425	Johnson Controls Inc	574,851
		$843,030

Automobiles --- 0.43%
86,833	Ford Motor Co *	1,091,491
6,027	Harley-Davidson Inc	169,178
995	Thor Industries Inc	30,059
		$1,290,728

Banks --- 3.13%
3,586	Associated Banc-Corp	49,487
2,033	Bancorpsouth Inc	42,612
1,201	Bank of Hawaii Corp	53,985
17,851	BB&T Corp	578,194
1,389	Cathay General Bancorp	16,182
1,075	City National Corp	58,018
4,027	Comerica Inc	153,187
1,956	Commerce Bancshares Inc	80,470
1,548	Cullen/Frost Bankers Inc	86,378
20,828	Fifth Third Bancorp	283,053
5,969	First Horizon National Corp	83,860
2,314	FirstMerit Corp	49,913
4,925	Fulton Financial Corp †	50,186
15,247	Huntington Bancshares Inc	81,876
1,423	International Bancshares Corp	32,715
22,597	KeyCorp	175,127
2,127	M&T Bank Corp †	168,841
13,335	Marshall & Ilsley Corp	107,347
688	PacWest Bancorp	15,700
13,109	PNC Financial Services Group Inc	782,607
1,209	Prosperity Bancshares Inc	49,569
31,046	Regions Financial Corp	243,711
12,810	SunTrust Banks Inc	343,180
925	SVB Financial Group *	43,160
7,876	Synovus Financial Corp †	25,912
3,161	TCF Financial Corp †	50,386
1,368	Trustmark Corp	33,420
49,333	US Bancorp	1,276,738
3,977	Valley National Bancorp †	61,126
1,792	Webster Financial Corp	31,342
133,746	Wells Fargo & Co ~	4,162,176
819	Westamerica Bancorp †	47,215
1,943	Wilmington Trust Corp	32,196
3,233	Zions Bancorp	70,544
		$9,420,413

Biotechnology --- 2.08%
1,982	Affymetrix Inc *	14,548
25,256	Amgen Inc *	1,509,299
6,924	Biogen Idec Inc *	397,161
538	Bio-Rad Laboratories Inc Class A *	55,694
11,838	Celgene Corp *	733,482
1,989	Cephalon Inc *	134,814
1,692	Charles River Laboratories International Inc *	66,512
1,700	Covance Inc *	104,363
6,833	Genzyme Corp *	354,154
23,422	Gilead Sciences Inc *	1,065,233
4,667	Life Technologies Corp *	243,944
895	Mettler-Toledo International Inc *	97,734
1,478	Millipore Corp *	156,077
1,456	OSI Pharmaceuticals Inc *	86,705
2,986	PerkinElmer Inc	71,365
3,031	Pharmaceutical Product Development Inc	71,986
956	Techne Corp	60,888
10,604	Thermo Fisher Scientific Inc *	545,470
1,198	United Therapeutics Corp *	66,285
809	Varian Inc *	41,890
4,856	Vertex Pharmaceuticals Inc *	198,465
2,467	Waters Corp *	166,621
		$6,242,690

Broadcast/Media --- 2.62%
17,725	CBS Corp Class B	247,087
73,165	Comcast Corp Class A	1,376,965
24,086	DIRECTV Class A *	814,348
7,382	Discovery Communications Inc Class A *	249,438
1,915	DreamWorks Animation SKG Inc Class A *	75,432
1,069	Harte-Hanks Inc	13,747
12,372	Interpublic Group of Cos Inc *	102,935
1,319	Lamar Advertising Co Class A *	45,308
58,036	News Corp Class A	836,299
7,959	Omnicom Group Inc	308,889
2,400	Scripps Networks Interactive Inc	106,440
9,058	Time Warner Cable Inc	482,882
29,635	Time Warner Inc	926,686
15,614	Viacom Inc Class B *	536,809
50,086	Walt Disney Co	1,748,502
		$7,871,767

Building Materials --- 0.07%
1,321	Lennox International Inc	58,547
9,211	Masco Corp	142,954
		$201,501

Chemicals --- 2.02%
5,448	Air Products & Chemicals Inc	402,880
2,174	Airgas Inc	138,310
2,429	Albemarle Corp	103,548
1,907	Ashland Inc	100,632
1,631	Cabot Corp	49,583
1,290	CF Industries Holdings Inc	117,622
1,323	Cytec Industries Inc	61,837
29,748	Dow Chemical Co	879,648
1,937	Eastman Chemical Co	123,348
6,144	Ecolab Inc	270,029
23,284	EI du Pont de Nemours & Co	867,096
1,931	FMC Corp	116,903
2,097	International Flavors & Fragrances Inc	99,964
1,088	Intrepid Potash Inc * †	32,999
1,806	Lubrizol Corp	165,646
525	Minerals Technologies Inc	27,216
14,062	Monsanto Co	1,004,308
2,185	Olin Corp	42,870
4,248	PPG Industries Inc	277,819
7,884	Praxair Inc	654,372
3,317	RPM International Inc	70,785
1,234	Scotts Miracle-Gro Co Class A	57,196
1,366	Sensient Technologies Corp	39,696
3,173	Sigma-Aldrich Corp	170,263
2,656	Terra Industries Inc	121,539
2,596	Valspar Corp	76,530
		$6,072,639

Communications - Equipment --- 2.43%
9,946	3Com Corp *	76,485
2,709	ADC Telecommunications Inc *	19,803
1,539	ADTRAN Inc	40,553
2,556	Ciena Corp *	38,953
147,809	Cisco Systems Inc * ~	3,847,468
2,368	CommScope Inc *	66,351
2,095	F5 Networks Inc *	128,863
3,388	Harris Corp	160,896
5,562	JDS Uniphase Corp *	69,692
13,495	Juniper Networks Inc *	414,027
59,418	Motorola Inc *	417,114
4,473	Palm Inc * †	16,819
1,371	Plantronics Inc	42,885
2,118	Polycom Inc *	64,768
43,499	QUALCOMM Inc	1,826,523
9,836	Tellabs Inc	74,459
		$7,305,659

Computer Hardware & Systems --- 5.24%
23,413	Apple Inc * ~	5,500,416
44,747	Dell Inc *	671,652
1,657	Diebold Inc	52,626
53,065	EMC Corp *	957,293
60,763	Hewlett-Packard Co ~	3,229,553
33,535	International Business Machines Corp ~	4,300,864
1,974	Lexmark International Inc Class A *	71,222
3,990	NCR Corp *	55,062
8,771	NetApp Inc *	285,584
2,919	QLogic Corp *	59,256
5,878	SanDisk Corp *	203,555
4,393	Teradata Corp *	126,914
5,900	Western Digital Corp *	230,041
		$15,744,038

Computer Software & Services --- 5.77%
982	ACI Worldwide Inc *	20,239
13,470	Adobe Systems Inc *	476,434
439	Advent Software Inc *	19,645
4,369	Akamai Technologies Inc *	137,230
2,342	ANSYS Inc *	101,034
2,900	AOL Inc *	73,312
5,908	Autodesk Inc *	173,813
4,790	BMC Software Inc *	182,020
10,379	CA Inc	243,595
7,391	Cadence Design Systems Inc *	49,224
4,723	Citrix Systems Inc *	224,201
5,795	Compuware Corp *	48,678
1,071	Digital River Inc *	32,451
29,238	eBay Inc *	787,964
8,360	Electronic Arts Inc *	155,998
1,028	Equinix Inc *	100,066
1,066	FactSet Research Systems Inc	78,212
1,111	Fair Isaac Corp	28,153
6,238	Google Inc Class A * ~	3,537,008
2,442	Informatica Corp *	65,592
8,188	Intuit Inc *	281,176
2,350	Jack Henry & Associates Inc	56,541
4,040	McAfee Inc *	162,125
2,641	Mentor Graphics Corp *	21,181
2,041	MICROS Systems Inc *	67,108
197,018	Microsoft Corp ~	5,766,717
9,682	Novell Inc *	57,995
100,875	Oracle Corp	2,591,479
3,250	Parametric Technology Corp *	58,663
1,725	Quest Software Inc *	30,688
4,823	Red Hat Inc *	141,169
2,621	Rovi Corp *	97,318
2,872	Salesforce.com Inc *	213,820
1,755	Solera Holdings Inc	67,831
2,175	Sybase Inc *	101,399
20,686	Symantec Corp *	350,007
3,704	Synopsys Inc *	82,858
2,439	ValueClick Inc *	24,731
4,648	VeriSign Inc *	120,895
30,594	Yahoo! Inc *	505,719
		$17,334,289

Conglomerates --- 2.25%
18,434	3M Co	1,540,529
1,536	Carlisle Cos Inc	58,522
275,480	General Electric Co ~	5,013,736
7,219	Textron Inc	153,259
		$6,766,046

Containers --- 0.30%
1,732	AptarGroup Inc	68,154
2,386	Ball Corp	127,365
2,802	Bemis Co Inc	80,473
960	Greif Inc Class A	52,723
4,316	Owens-Illinois Inc *	153,391
2,591	Packaging Corp of America	63,764
3,503	Pactiv Corp *	88,206
4,222	Sealed Air Corp	89,000
716	Silgan Holdings Inc	43,125
2,579	Sonoco Products Co	79,407
2,666	Temple-Inland Inc	54,466
		$900,074

Cosmetics & Personal Care --- 0.32%
2,150	Alberto-Culver Co	56,222
10,970	Avon Products Inc	371,554
3,042	Estee Lauder Cos Inc Class A	197,335
5,104	Mead Johnson Nutrition Co	265,561
1,544	NBTY Inc *	74,081
		$964,753

Distributors --- 0.23%
3,440	Fastenal Co †	165,086
1,324	GATX Corp	37,933
4,162	Genuine Parts Co	175,803
3,575	LKQ Corp *	72,572
1,153	MSC Industrial Direct Co Inc Class A	58,480
1,686	United Rentals Inc *	15,815
1,626	WW Grainger Inc	175,803
		$701,492

Electric Companies --- 1.82%
4,509	Allegheny Energy Inc	103,707
12,279	American Electric Power Co Inc	419,696
1,694	Cleco Corp	44,976
3,078	DPL Inc	83,691
33,886	Duke Energy Corp	553,019
8,347	Edison International	285,217
4,857	Entergy Corp	395,117
16,992	Exelon Corp	744,420
7,815	FirstEnergy Corp	305,488
10,732	FPL Group Inc	518,678
3,475	Great Plains Energy Inc	64,531
2,271	Hawaiian Electric Industries Inc †	50,984
1,322	IDACORP Inc	45,768
4,671	Northeast Utilities	129,106
2,839	NSTAR	100,557
6,045	NV Energy Inc	74,535
5,871	Pepco Holdings Inc	100,688
2,690	Pinnacle West Capital Corp	101,494
2,429	PNM Resources Inc	30,435
9,885	PPL Corp	273,913
7,329	Progress Energy Inc	288,469
20,798	Southern Co	689,662
2,745	Westar Energy Inc	61,213
		$5,465,364

Electronic Instruments & Equipment --- 1.26%
9,040	Agilent Technologies Inc *	310,886
2,862	AMETEK Inc	118,658
4,480	Amphenol Corp Class A	189,011
3,176	Arrow Electronics Inc *	95,693
4,025	Avnet Inc *	120,750
40,458	Corning Inc	817,656
19,388	Emerson Electric Co	975,992
1,289	First Solar Inc * †	158,096
4,038	FLIR Systems Inc *	113,872
1,582	Hubbell Inc Class B	79,780
4,149	Ingram Micro Inc Class A *	72,815
1,031	Itron Inc *	74,820
1,569	National Instruments Corp	52,326
700	Regal-Beloit Corp	41,587
3,717	Rockwell Automation Inc	209,490
2,424	Roper Industries Inc	140,204
1,262	Tech Data Corp *	52,878
1,306	Thomas & Betts Corp *	51,247
4,598	Vishay Intertechnology Inc *	47,038
1,541	Woodward Governor Co	49,281
		$3,772,080

Electronics - Semiconductor --- 2.49%
14,928	Advanced Micro Devices Inc *	138,383
7,612	Altera Corp	185,048
7,633	Analog Devices Inc	219,983
34,513	Applied Materials Inc	465,235
11,391	Atmel Corp *	57,297
11,068	Broadcom Corp Class A	367,236
2,689	Cree Inc *	188,822
3,473	Fairchild Semiconductor International Inc *	36,987
4,636	Integrated Device Technology Inc *	28,419
142,584	Intel Corp ~	3,173,920
2,012	International Rectifier Corp *	46,075
3,428	Intersil Holding Corp Class A	50,597
4,387	KLA-Tencor Corp	135,646
3,376	Lam Research Corp *	125,992
5,742	Linear Technology Corp	162,384
17,332	LSI Corp *	106,072
5,754	MEMC Electronic Materials Inc *	88,209
4,881	Microchip Technology Inc †	137,449
22,231	Micron Technology Inc *	230,980
6,023	National Semiconductor Corp	87,032
2,482	Novellus Systems Inc *	62,050
14,350	NVIDIA Corp *	249,403
7,455	RF Micro Devices Inc *	37,126
1,711	Semtech Corp *	29,823
1,253	Silicon Laboratories Inc *	59,730
4,855	Teradyne Inc *	54,230
31,985	Texas Instruments Inc	782,673
7,230	Xilinx Inc	184,365
		$7,491,166

Engineering & Construction --- 0.37%
3,053	Aecom Technology Corp *	86,614
4,683	Fluor Corp	217,806
933	Granite Construction Inc	28,195
3,187	Jacobs Engineering Group Inc *	144,020
4,255	KBR Inc	94,291
1,185	Martin Marietta Materials Inc †	99,007
5,468	Quanta Services Inc *	104,767
2,144	Shaw Group Inc *	73,796
2,175	URS Corp *	107,902
3,269	Vulcan Materials Co	154,428
		$1,110,826

Financial Services --- 5.51%
1,067	Affiliated Managers Group Inc *	84,293
6,682	Ameriprise Financial Inc	303,096
3,989	Apollo Investment Corp	50,780
258,996	Bank of America Corp ~	4,623,079
31,324	Bank of New York Mellon Corp	967,285
507,833	Citigroup Inc *	2,056,724
1,727	CME Group Inc	545,922
3,122	Eaton Vance Corp	104,712
2,335	Federated Investors Inc Class B †	61,597
3,811	Franklin Resources Inc	422,640
1,914	IntercontinentalExchange Inc *	214,713
10,961	Invesco Ltd	240,155
4,576	Janus Capital Group Inc	65,391
102,573	JPMorgan Chase & Co ~	4,590,142
4,332	Legg Mason Inc	124,198
4,809	Leucadia National Corp *	119,311
5,116	Moody's Corp	152,201
2,742	MSCI Inc Class A *	98,986
3,855	NASDAQ OMX Group Inc *	81,418
6,200	Northern Trust Corp	342,612
6,784	NYSE Euronext	200,874
3,464	SEI Investments Co	76,104
12,851	State Street Corp	580,094
6,757	T Rowe Price Group Inc	371,162
2,191	Waddell & Reed Financial Inc Class A	78,964
		$16,556,453

Food & Beverages --- 5.56%
1,394	BJ's Wholesale Club Inc *	51,564
2,824	Brown-Forman Corp Class B	167,887
4,889	Campbell Soup Co	172,826
59,501	Coca-Cola Co ~	3,272,555
8,296	Coca-Cola Enterprises Inc	229,467
11,461	ConAgra Foods Inc	287,327
5,065	Constellation Brands Inc Class A *	83,269
11,333	Costco Wholesale Corp	676,693
4,564	Dean Foods Co *	71,609
6,637	Dr Pepper Snapple Group Inc	233,423
1,951	Flowers Foods Inc	48,268
8,485	General Mills Inc	600,653
895	Green Mountain Coffee Roasters Inc *	86,654
1,836	Hansen Natural Corp *	79,646
4,281	Hershey Co	183,270
8,118	HJ Heinz Co	370,262
1,797	Hormel Foods Corp	75,492
3,110	JM Smucker Co	187,409
6,542	Kellogg Co	349,539
44,780	Kraft Foods Inc Class A	1,354,147
16,675	Kroger Co	361,180
557	Lancaster Colony Corp	32,841
3,487	McCormick & Co Inc	133,761
4,107	Molson Coors Brewing Co Class B	172,740
42,177	PepsiCo Inc	2,790,430
1,379	Ralcorp Holdings Inc *	93,469
1,102	Ruddick Corp	34,867
9,945	Safeway Inc	247,233
18,244	Sara Lee Corp	254,139
3,332	Smithfield Foods Inc *	69,106
5,626	SUPERVALU Inc	93,842
15,225	Sysco Corp	449,138
766	Tootsie Roll Industries Inc †	20,714
7,921	Tyson Foods Inc Class A	151,687
55,072	Wal-Mart Stores Inc ~	3,062,003
4,367	Whole Foods Market Inc *	157,867
		$16,706,977

Gold, Metals & Mining --- 1.11%
2,760	AK Steel Holding Corp	63,094
25,561	Alcoa Inc	363,989
2,606	Allegheny Technologies Inc	140,698
1,235	Carpenter Technology Corp	45,201
3,370	Cliffs Natural Resources Inc	239,101
3,155	Commercial Metals Co	47,514
11,092	Freeport-McMoRan Copper & Gold Inc	926,626
12,736	Newmont Mining Corp	648,644
8,083	Nucor Corp	366,807
1,647	Reliance Steel & Aluminum Co	81,082
5,579	Steel Dynamics Inc	97,465
2,387	Titanium Metals Corp * †	39,600
3,743	United States Steel Corp	237,755
1,682	Worthington Industries Inc	29,082
		$3,326,658

Health Care Related --- 2.31%
11,065	Aetna Inc	388,492
7,435	AmerisourceBergen Corp	215,020
9,394	Cardinal Health Inc	338,466
1,741	Cerner Corp *	148,089
7,160	CIGNA Corp	261,913
2,399	Community Health Systems Inc *	88,595
3,976	Coventry Health Care Inc *	98,287
2,666	DaVita Inc *	169,024
7,139	Express Scripts Inc *	726,465
6,917	Health Management Associates Inc Class A *	59,486
2,661	Health Net Inc *	66,179
2,322	Henry Schein Inc *	136,766
4,443	Humana Inc *	207,799
842	Kindred Healthcare Inc *	15,198
2,740	Laboratory Corp of America Holdings *	207,445
1,524	LifePoint Hospitals Inc *	56,053
1,793	Lincare Holdings Inc *	80,470
6,922	McKesson Corp	454,914
11,951	Medco Health Solutions Inc *	771,556
3,030	Omnicare Inc	85,719
1,168	Owens & Minor Inc	54,183
2,356	Patterson Cos Inc	73,154
1,577	Psychiatric Solutions Inc *	46,995
3,840	Quest Diagnostics Inc	223,834
11,711	Tenet Healthcare Corp *	66,987
29,828	UnitedHealth Group Inc	974,481
2,602	Universal Health Services Inc Class B	91,304
2,121	VCA Antech Inc *	59,452
1,184	WellCare Health Plans Inc *	35,283
11,429	WellPoint Inc *	735,799
		$6,937,408

Homebuilding --- 0.18%
7,312	DR Horton Inc	92,131
2,075	KB Home †	34,756
3,959	Lennar Corp Class A	68,134
1,037	MDC Holdings Inc	35,891
155	NVR Inc *	112,608
8,548	Pulte Group Inc *	96,165
1,207	Ryland Group Inc	27,085
3,704	Toll Brothers Inc *	77,043
		$543,813

Hotels/Motels --- 0.33%
11,149	Carnival Corp	433,473
6,535	Marriott International Inc Class A	205,983
4,882	Starwood Hotels & Resorts Worldwide Inc	227,697
4,745	Wyndham Worldwide Corp	122,089
		$989,242

Household Goods --- 2.67%
1,105	American Greetings Corp Class A	23,028
1,873	Church & Dwight Co Inc	125,397
3,658	Clorox Co	234,624
12,726	Colgate-Palmolive Co	1,085,019
1,848	Energizer Holdings Inc *	115,981
3,924	Fortune Brands Inc	190,353
1,778	Harman International Industries Inc	83,175
10,795	Kimberly-Clark Corp	678,790
3,725	Leggett & Platt Inc	80,609
1,418	Mohawk Industries Inc *	77,111
7,397	Newell Rubbermaid Inc	112,434
74,991	Procter & Gamble Co ~	4,744,681
4,025	Stanley Black & Decker Inc	231,075
1,610	Tupperware Brands Corp	77,634
1,912	Whirlpool Corp	166,822
		$8,026,733

Independent Power Producer --- 0.18%
17,231	AES Corp *	189,541
5,175	Constellation Energy Group Inc	181,694
14,207	Dynegy Inc Class A *	17,901
6,592	NRG Energy Inc *	137,773
		$526,909

Insurance Related --- 3.90%
12,157	Aflac Inc	660,003
13,784	Allstate Corp	445,361
2,110	American Financial Group Inc	60,029
3,413	American International Group Inc * †	116,520
6,837	Aon Corp	292,008
2,810	Arthur J Gallagher & Co	68,985
2,937	Assurant Inc	100,974
42,719	Berkshire Hathaway Inc Class B * ~	3,471,773
3,255	Brown & Brown Inc	58,330
8,441	Chubb Corp	437,666
4,333	Cincinnati Financial Corp	125,224
1,572	Everest Re Group Ltd	127,222
6,198	Fidelity National Financial Inc	91,854
2,615	First American Corp	88,492
12,150	Genworth Financial Inc *	222,831
1,276	Hanover Insurance Group Inc †	55,646
10,929	Hartford Financial Services Group Inc	310,602
2,977	HCC Insurance Holdings Inc	82,165
1,098	Horace Mann Educators Corp	16,536
7,793	Lincoln National Corp	239,245
9,102	Loews Corp	339,322
13,662	Marsh & McLennan Cos Inc	333,626
998	Mercury General Corp	43,633
21,102	MetLife Inc	914,561
6,167	Old Republic International Corp	78,198
8,223	Principal Financial Group Inc	240,194
17,218	Progressive Corp	328,692
2,400	Protective Life Corp	52,776
12,057	Prudential Financial Inc	729,448
1,934	Reinsurance Group of America Inc	101,574
1,231	StanCorp Financial Group Inc	58,632
2,200	Torchmark Corp	117,722
1,621	Transatlantic Holdings Inc	85,589
13,222	Travelers Cos Inc	713,195
1,383	Unitrin Inc	38,793
8,662	Unum Group	214,558
3,223	WR Berkley Corp	84,088
8,804	XL Capital Ltd Class A	166,396
		$11,712,463

Investment Bank/Brokerage Firm --- 1.36%
25,033	Charles Schwab Corp	467,867
40,698	E*TRADE Financial Corp *	67,152
13,580	Goldman Sachs Group Inc	2,317,155
535	Greenhill & Co Inc	43,918
3,033	Jefferies Group Inc †	71,791
36,033	Morgan Stanley	1,055,407
2,495	Raymond James Financial Inc	66,716
		$4,090,006

Leisure & Entertainment --- 0.27%
1,430	Bally Technologies Inc *	57,972
1,569	Boyd Gaming Corp * †	15,502
3,230	Hasbro Inc	123,644
7,628	International Game Technology	140,737
779	International Speedway Corp Class A	20,075
994	Life Time Fitness Inc * †	27,931
9,445	Mattel Inc	214,779
1,815	Scientific Games Corp Class A *	25,555
1,204	WMS Industries Inc *	50,496
1,791	Wynn Resorts Ltd *	135,812
		$812,503

Machinery --- 1.99%
2,385	AGCO Corp *	85,550
2,000	Bucyrus International Inc	131,980
16,200	Caterpillar Inc	1,018,170
1,327	Crane Co	47,109
5,163	Cummins Inc	319,848
6,757	Danaher Corp	539,952
10,991	Deere & Co	653,525
2,051	Donaldson Co Inc	92,541
4,869	Dover Corp	227,626
4,241	Eaton Corp	321,341
1,365	Federal Signal Corp	12,299
1,434	Flowserve Corp	158,127
1,679	Graco Inc	53,728
2,059	Harsco Corp	65,764
2,073	IDEX Corp	68,616
9,943	Illinois Tool Works Inc	470,900
2,626	Joy Global	148,632
2,052	Kennametal Inc	57,702
1,067	Lincoln Electric Holdings Inc	57,970
840	Nordson Corp	57,053
2,279	Oshkosh Corp	91,935
9,352	PACCAR Inc	405,316
2,972	Pall Corp	120,336
4,207	Parker-Hannifin Corp	272,361
2,607	Pentair Inc	92,861
1,455	Snap-on Inc	63,060
1,267	SPX Corp	84,027
2,714	Terex Corp *	61,635
2,101	Timken Co	63,051
2,204	Trinity Industries Inc †	43,992
500	Valmont Industries Inc	41,415
1,185	Wabtec Corp	49,912
		$5,978,334

Manufacturing --- 0.08%
5,188	Jabil Circuit Inc	83,994
3,643	Molex Inc	75,993
3,056	Trimble Navigation Ltd *	87,768
		$247,755

Medical Products --- 2.09%
15,527	Baxter International Inc	903,671
1,827	Beckman Coulter Inc	114,736
6,058	Becton Dickinson & Co	476,946
39,631	Boston Scientific Corp *	286,136
4,537	CareFusion Corp *	119,913
2,443	CR Bard Inc	211,613
3,733	DENTSPLY International Inc	130,095
1,437	Edwards Lifesciences Corp *	142,091
1,338	Gen-Probe Inc *	66,900
1,755	Hill-Rom Holdings Inc	47,754
6,828	Hologic Inc *	126,591
4,242	Hospira Inc *	240,309
1,554	IDEXX Laboratories Inc * †	89,433
1,975	Immucor Inc *	44,220
1,002	Intuitive Surgical Inc *	348,826
1,548	Kinetic Concepts Inc *	74,010
1,355	Masimo Corp	35,975
28,482	Medtronic Inc	1,282,544
1,903	ResMed Inc *	121,126
8,346	St Jude Medical Inc *	342,603
1,639	STERIS Corp	55,169
7,258	Stryker Corp	415,303
1,000	Teleflex Inc	64,070
1,584	Thoratec Corp *	52,985
3,247	Varian Medical Systems Inc *	179,656
5,460	Zimmer Holdings Inc *	323,232
		$6,295,907

Miscellaneous --- 0.16%
3,496	Cintas Corp	98,203
1,793	Copart Inc *	63,831
956	Corporate Executive Board Co	25,420
1,325	Dun & Bradstreet Corp	98,606
1,301	FTI Consulting Inc *	51,155
4,805	Iron Mountain Inc	131,657
1,351	Navigant Consulting Inc *	16,388
		$485,260

Office Equipment & Supplies --- 0.24%
3,005	Avery Dennison Corp	109,412
1,508	Herman Miller Inc	27,234
1,258	HNI Corp	33,501
836	Mine Safety Appliances Co	23,375
5,525	Pitney Bowes Inc	135,086
34,992	Xerox Corp	341,172
1,462	Zebra Technologies Corp Class A *	43,275
		$713,055

Oil & Gas --- 10.37%
12,689	Anadarko Petroleum Corp	924,140
8,670	Apache Corp	880,005
4,318	Arch Coal Inc	98,666
1,373	Atwood Oceanics Inc *	47,547
8,135	Baker Hughes Inc	381,043
1,045	Bill Barrett Corp *	32,092
7,556	BJ Services Co	161,698
2,759	Cabot Oil & Gas Corp	101,531
6,086	Cameron International Corp *	260,846
16,809	Chesapeake Energy Corp	397,365
51,846	Chevron Corp ~	3,931,482
2,220	Cimarex Energy Co	131,824
1,303	Comstock Resources Inc *	41,435
38,360	ConocoPhillips	1,962,881
5,673	CONSOL Energy Inc	242,010
10,372	Denbury Resources Inc *	174,976
11,550	Devon Energy Corp	744,167
1,814	Diamond Offshore Drilling Inc †	161,101
18,329	El Paso Corp	198,686
6,557	EOG Resources Inc	609,408
1,751	Exterran Holdings Inc *	42,322
121,919	Exxon Mobil Corp ~	8,166,135
3,190	FMC Technologies Inc *	206,170
2,848	Forest Oil Corp *	73,535
2,938	Frontier Oil Corp	39,663
23,449	Halliburton Co	706,518
2,385	Helix Energy Solutions Group Inc *	31,077
2,808	Helmerich & Payne Inc	106,929
7,484	Hess Corp	468,124
18,386	Marathon Oil Corp	581,733
2,814	Mariner Energy Inc *	42,126
2,269	Massey Energy Co	118,646
5,001	Murphy Oil Corp	281,006
7,396	Nabors Industries Ltd *	145,183
10,753	National-Oilwell Varco Inc	436,357
3,469	Newfield Exploration Co *	180,561
4,550	Noble Energy Inc	332,150
20,945	Occidental Petroleum Corp	1,770,690
1,456	Oceaneering International Inc *	92,441
671	Overseas Shipholding Group Inc	26,323
2,072	Patriot Coal Corp *	42,393
3,931	Patterson-UTI Energy Inc	54,916
7,024	Peabody Energy Corp	320,997
2,940	Pioneer Natural Resources Co	165,581
3,708	Plains Exploration & Production Co *	111,203
4,481	Pride International Inc *	134,923
3,176	Quicksilver Resources Inc *	44,686
4,122	Range Resources Corp	193,198
2,926	Rowan Cos Inc *	85,176
30,871	Schlumberger Ltd	1,959,074
5,987	Smith International Inc	256,363
3,192	Southern Union Co	80,981
8,880	Southwestern Energy Co *	361,594
16,618	Spectra Energy Corp	374,404
3,100	Sunoco Inc	92,101
2,191	Superior Energy Services Inc *	46,055
3,880	Tesoro Corp	53,932
1,322	Tidewater Inc	62,491
1,010	Unit Corp *	42,703
14,788	Valero Energy Corp	291,324
14,970	Williams Cos Inc	345,807
15,086	XTO Energy Inc	711,757
		$31,162,251

Paper & Forest Products --- 0.22%
11,347	International Paper Co	279,250
2,560	Louisiana-Pacific Corp *	23,168
4,563	MeadWestvaco Corp	116,585
5,531	Weyerhaeuser Co	250,388
		$669,391

Personal Loans --- 0.73%
30,953	American Express Co	1,277,121
2,422	AmeriCredit Corp *	57,547
11,815	Capital One Financial Corp	489,259
13,998	Discover Financial Services	208,570
12,650	SLM Corp *	158,378
		$2,190,875

Pharmaceuticals --- 5.62%
40,062	Abbott Laboratories	2,110,466
7,906	Allergan Inc	516,420
44,189	Bristol-Myers Squibb Co	1,179,846
26,304	Eli Lilly & Co	952,731
2,995	Endo Pharmaceuticals Holdings Inc *	70,951
7,900	Forest Laboratories Inc *	247,744
71,048	Johnson & Johnson ~	4,632,330
6,581	King Pharmaceuticals Inc *	77,393
1,593	Medicis Pharmaceutical Corp Class A	40,080
80,410	Merck & Co Inc	3,003,313
7,856	Mylan Inc * †	178,410
2,054	Perrigo Co	120,611
208,328	Pfizer Inc ~	3,572,825
1,719	Valeant Pharmaceuticals International *	73,762
2,814	Watson Pharmaceuticals Inc *	117,541
		$16,894,423

Photography/Imaging --- 0.01%
7,522	Eastman Kodak Co	43,552
		$43,552

Pollution Control --- 0.30%
556	Clean Harbors Inc *	30,891
8,457	Republic Services Inc	245,422
1,148	Rollins Inc	24,889
2,156	Stericycle Inc *	117,502
2,022	Waste Connections Inc *	68,667
12,458	Waste Management Inc	428,929
		$916,300

Printing & Publishing --- 0.25%
1,433	Deluxe Corp	27,829
6,123	Gannett Co Inc	101,152
1,192	John Wiley & Sons Inc Class A	51,590
8,255	McGraw-Hill Cos Inc	294,291
1,010	Meredith Corp	34,754
3,270	New York Times Co Class A *	36,395
5,471	RR Donnelley & Sons Co	116,806
714	Scholastic Corp	19,992
153	Washington Post Co Class B	67,959
		$750,768

Railroads --- 0.69%
10,029	CSX Corp	510,476
2,568	Kansas City Southern *	92,885
9,505	Norfolk Southern Corp	531,234
13,019	Union Pacific Corp	954,293
		$2,088,888

Real Estate --- 1.78%
1,104	Alexandria Real Estate Equities Inc REIT	74,630
3,886	AMB Property Corp REIT	105,855
2,924	Apartment Investment & Management Co Class A REIT	53,831
2,079	AvalonBay Communities Inc REIT	179,522
3,631	Boston Properties Inc REIT	273,923
1,437	BRE Properties Inc REIT	51,373
1,646	Camden Property Trust REIT	68,523
6,636	CB Richard Ellis Group Inc Class A *	105,181
1,609	Corporate Office Properties Trust REIT	64,569
1,279	Cousins Properties Inc REIT	10,628
5,754	Duke Realty Corp REIT	71,350
1,040	Equity One Inc REIT	19,646
7,228	Equity Residential REIT	282,976
770	Essex Property Trust Inc REIT	69,262
1,563	Federal Realty Investment Trust REIT	113,802
7,669	HCP Inc REIT	253,077
3,202	Health Care Inc REIT	144,826
1,780	Highwoods Properties Inc REIT	56,479
3,136	Hospitality Properties Trust REIT	75,107
16,722	Host Hotels & Resorts Inc REIT	244,977
1,058	Jones Lang LaSalle Inc	77,118
10,036	Kimco Realty Corp REIT	156,963
2,961	Liberty Property Trust REIT †	100,496
2,328	Macerich Co REIT †	89,186
2,022	Mack-Cali Realty Corp REIT	71,276
2,877	Nationwide Health Properties Inc REIT	101,127
2,311	Omega Healthcare Investors Inc REIT	45,041
4,187	Plum Creek Timber Co Inc REIT †	162,916
1,115	Potlatch Corp REIT	39,070
11,989	ProLogis REIT	158,255
3,479	Public Storage REIT	320,033
2,101	Rayonier Inc REIT	95,448
2,683	Realty Income Corp REIT †	82,341
2,068	Regency Centers Corp REIT	77,488
3,133	Senior Housing Properties Trust REIT	69,396
7,406	Simon Property Group Inc REIT	621,363
2,042	SL Green Realty Corp REIT	116,945
3,853	UDR Inc REIT	67,967
4,090	Ventas Inc REIT	194,193
4,108	Vornado Realty Trust REIT	310,976
2,740	Weingarten Realty Investors REIT	59,074
		$5,336,209

Restaurants --- 1.10%
861	Bob Evans Farms Inc	26,614
2,530	Brinker International Inc	48,778
1,648	Burger King Holdings Inc	35,037
1,685	Cheesecake Factory Inc *	45,596
838	Chipotle Mexican Grill Inc *	94,417
3,635	Darden Restaurants Inc	161,903
27,757	McDonald's Corp	1,851,947
873	Panera Bread Co Class A *	66,776
19,109	Starbucks Corp *	463,775
9,713	Wendy's/Arby's Group Inc	48,565
12,059	Yum! Brands Inc	462,222
		$3,305,630

Retail --- 4.43%
1,314	99 Cents Only Stores *	21,418
1,505	Aaron's Inc	50,177
2,337	Abercrombie & Fitch Co	106,661
2,329	Advance Auto Parts Inc	97,632
2,523	Aeropostale Inc *	72,738
8,823	Amazon.com Inc *	1,197,546
5,372	American Eagle Outfitters Inc	99,489
1,642	AnnTaylor Stores Corp *	33,989
2,482	AutoNation Inc *	44,875
778	AutoZone Inc *	134,664
1,035	Barnes & Noble Inc	22,377
6,714	Bed Bath & Beyond Inc *	293,805
8,796	Best Buy Co Inc	374,182
2,114	Big Lots Inc *	76,992
5,660	CarMax Inc *	142,179
4,558	Chicos FAS Inc	65,726
1,332	Coldwater Creek Inc * †	9,244
1,797	Collective Brands Inc *	40,864
35,851	CVS Caremark Corp	1,310,713
2,396	Dick's Sporting Goods Inc *	62,560
2,259	Dollar Tree Inc *	133,778
5,399	Expedia Inc	134,759
3,554	Family Dollar Stores Inc	130,112
3,884	Foot Locker Inc	58,415
4,387	GameStop Corp Class A *	96,119
12,308	Gap Inc	284,438
1,528	Guess? Inc	71,785
43,850	Home Depot Inc	1,418,548
1,456	J Crew Group Inc *	66,830
6,150	JC Penney Co Inc	197,845
7,878	Kohl's Corp *	431,557
6,875	Limited Brands Inc	169,262
37,928	Lowe's Cos Inc	919,375
10,991	Macy's Inc	239,274
1,149	Netflix Inc *	84,727
4,309	Nordstrom Inc	176,023
6,803	Office Depot Inc *	54,288
3,497	O'Reilly Automotive Inc *	145,860
3,319	PetSmart Inc	106,075
1,133	priceline.com Inc *	288,915
3,208	RadioShack Corp	72,597
1,851	Rent-A-Center Inc *	43,776
3,261	Ross Stores Inc	174,366
4,049	Saks Inc *	34,821
1,263	Sears Holdings Corp *	136,947
2,341	Sherwin-Williams Co	158,439
18,731	Staples Inc	438,118
19,389	Target Corp	1,019,861
3,196	Tiffany & Co	151,778
10,786	TJX Cos Inc	458,621
3,451	Urban Outfitters Inc *	131,242
25,381	Walgreen Co	941,381
2,653	Williams-Sonoma Inc	69,747
		$13,297,510

Savings & Loans --- 0.23%
2,286	Astoria Financial Corp	33,147
4,200	First Niagara Financial Group Inc	59,724
12,168	Hudson City Bancorp Inc	172,299
11,125	New York Community Bancorp Inc †	184,007
2,995	NewAlliance Bancshares Inc	37,797
9,437	People's United Financial Inc	147,595
2,469	Washington Federal Inc	50,170
		$684,739

Shoes --- 0.26%
10,126	NIKE Inc Class B	744,261
1,275	Timberland Co Class A *	27,209
		$771,470

Specialized Services --- 2.09%
1,919	Acxiom Corp *	34,427
1,411	Alliance Data Systems Corp * †	90,290
3,316	Apollo Group Inc Class A *	203,238
13,107	Automatic Data Processing Inc	582,737
1,135	Brink's Co	32,041
1,142	Brink's Home Security Holdings Inc *	48,592
3,371	Broadridge Financial Solutions Inc	72,072
1,815	Career Education Corp *	57,427
7,733	Cognizant Technology Solutions Corp Class A *	394,228
3,986	Computer Sciences Corp *	217,197
3,440	Convergys Corp *	42,174
2,440	Corinthian Colleges Inc * †	42,920
3,053	Corrections Corp of America *	60,633
1,645	DeVry Inc	107,254
1,029	DST Systems Inc	42,652
3,362	Equifax Inc	120,360
8,454	Fidelity National Information Services Inc	198,162
3,888	Fiserv Inc *	197,355
1,667	Gartner Inc *	37,074
2,145	Global Payments Inc	97,705
8,763	H&R Block Inc	155,981
2,201	Hewitt Associates Inc Class A *	87,556
803	ITT Educational Services Inc *	90,322
1,254	Korn/Ferry International *	22,133
2,560	Lender Processing Services Inc	96,640
2,086	Manpower Inc	119,152
589	ManTech International Corp Class A *	28,761
2,495	Mastercard Inc Class A	633,730
854	Matthews International Corp Class A	30,317
3,135	Monster Worldwide Inc *	52,072
2,027	NeuStar Inc *	51,080
8,422	Paychex Inc	258,555
1,230	Regis Corp	22,976
3,861	Robert Half International Inc †	117,490
8,070	SAIC Inc *	142,839
6,299	Service Corp International	57,825
1,665	Sotheby's †	51,765
1,183	SRA International Inc Class A *	24,595
370	Strayer Education Inc †	90,102
5,239	Total System Services Inc	82,043
1,052	Towers Watson & Co Class A	49,970
11,504	Visa Inc Class A	1,047,209
17,496	Western Union Co	296,732
		$6,288,383

Telephone & Telecommunications --- 2.62%
10,420	American Tower Corp Class A *	443,996
152,366	AT&T Inc ~	3,937,137
7,795	CenturyTel Inc	276,411
6,025	Cincinnati Bell Inc *	20,545
7,982	Frontier Communications Corp †	59,386
7,100	MetroPCS Communications Inc *	50,268
38,242	Qwest Communications International Inc	199,623
76,762	Sprint Nextel Corp *	291,696
1,895	Syniverse Holdings Inc *	36,896
2,310	Telephone & Data Systems Inc	78,194
3,996	tw telecom Inc *	72,527
73,172	Verizon Communications Inc	2,269,795
11,675	Windstream Corp	127,141
		$7,863,615

Textiles --- 0.30%
8,054	Coach Inc	318,294
1,250	Fossil Inc *	47,175
2,393	Hanesbrands Inc *	66,573
1,297	Phillips-Van Heusen Corp	74,396
1,495	Polo Ralph Lauren Corp	127,135
1,029	Under Armour Inc Class A * †	30,263
2,318	VF Corp	185,788
1,136	Warnaco Group Inc *	54,198
		$903,822

Tobacco --- 1.40%
53,925	Altria Group Inc	1,106,541
3,968	Lorillard Inc	298,552
48,541	Philip Morris International Inc	2,531,899
4,424	Reynolds American Inc	238,807
701	Universal Corp	36,936
		$4,212,735

Transportation --- 0.12%
1,150	Alexander & Baldwin Inc	38,007
1,299	Con-way Inc	45,621
2,299	JB Hunt Transport Services Inc	82,488
1,326	Kirby Corp *	50,587
1,288	Landstar System Inc	54,070
1,318	Ryder System Inc	51,086
1,204	Werner Enterprises Inc	27,897
		$349,756

Utilities --- 1.61%
1,992	AGL Resources Inc	76,991
2,934	Alliant Energy Corp	97,585
6,239	Ameren Corp	162,713
2,337	Atmos Energy Corp	66,768
1,088	Black Hills Corp	33,021
10,314	CenterPoint Energy Inc	148,109
5,943	CMS Energy Corp	91,879
7,214	Consolidated Edison Inc	321,312
15,518	Dominion Resources Inc	637,945
4,309	DTE Energy Co	192,181
1,904	Energen Corp	88,593
3,366	EQT Corp	138,006
2,026	Integrys Energy Group Inc	95,992
4,903	MDU Resources Group Inc	105,807
2,135	National Fuel Gas Co	107,924
1,113	Nicor Inc	46,657
7,329	NiSource Inc	115,798
2,565	OGE Energy Corp	99,881
2,808	ONEOK Inc	128,185
9,537	PG&E Corp	404,559
12,991	Public Service Enterprise Group Inc	383,494
4,558	Questar Corp	196,906
2,934	SCANA Corp	110,289
6,464	Sempra Energy	322,554
5,673	TECO Energy Inc	90,144
2,797	UGI Corp	74,232
1,996	Vectren Corp	49,341
1,406	WGL Holdings Inc	48,718
3,005	Wisconsin Energy Corp	148,477
11,958	Xcel Energy Inc	253,510
		$4,837,571

Water --- 0.02%
3,429	Aqua America Inc	60,248
		$60,248

TOTAL COMMON STOCK --- 99.19%		$298,052,100
(Cost $270,775,651)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

Agency --- 0.62%
1,855,000	Federal Home Loan Bank	1,855,000
	0.01% April 1, 2010
320,000	United States of America	319,912
	0.15% June 10, 2010

TOTAL SHORT-TERM INVESTMENTS --- 0.72%		$2,174,912
(Cost $2,174,912)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

748,979	BNP Paribas Securities Corp	748,979
	Repurchase Agreement
	0.01% April 1, 2010
703,981	Bank of America LLC	703,980
	Repurchase Agreement
	0.02% April 1, 2010
703,981	Household Bank Securities Inc	703,981
	Repurchase Agreement
	0.01% April 1, 2010
735,980	Barclays Capital Inc	735,980
	Repurchase Agreement
	0.01% April 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 0.96%		$2,892,920
(Cost $2,892,920)

OTHER ASSETS & LIABILITIES --- (0.87%)		$(2,640,238)

TOTAL NET ASSETS --- 100%		$300,479,694
(Cost $275,843,483)
At March 31, 2010, the Portfolio had the following outstanding future contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
S&P 500 Emini Long Futures	40	2,330,400	June 2010	4,835
S&P Mid 400 Emini Long Futures	3	$236,430	June 2010	$1,245

Net Unrealized Appreciation/(Depreciation) on futures contracts is included in “Other Assets and Liabilities”.

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at March 31, 2010.
REIT	Real Estate Investment Trust
~	Collateral or Segregated Assets for Futures.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2010, the inputs used to value the Portfolio’s investments were as detailed in the following table:

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Common Stock
Aerospace & defense		8,230,171		-		-		8,230,171
Agriculture		547,432		-		-		547,432
Air freight		2,850,715		-		-		2,850,715
Airlines		347,615		-		-		347,615
Auto parts & equipment		843,030		-		-		843,030
Automobiles		1,290,728		-		-		1,290,728
Banks		9,420,413		-		-		9,420,413
Biotechnology		6,242,690		-		-		6,242,690
Broadcast/media		7,871,767		-		-		7,871,767
Building materials		201,501		-		-		201,501
Chemicals		6,072,639		-		-		6,072,639
Communications - equipment		7,305,659		-		-		7,305,659
Computer hardware &
systems		15,744,038		-		-		15,744,038
Computer software &
services		17,334,289		-		-		17,334,289
Conglomerates		6,766,046		-		-		6,766,046
Containers		900,074		-		-		900,074
Cosmetics & personal care		964,753		-		-		964,753
Distributors		701,492		-		-		701,492
Electric companies		5,465,364		-		-		5,465,364
Electronic instruments &
equipment		3,772,080		-		-		3,772,080
Electronics - semiconductor		7,491,166		-		-		7,491,166
Engineering & construction		1,110,826		-		-		1,110,826
Financial services		16,556,453		-		-		16,556,453
Food & beverages		16,706,977		-		-		16,706,977
Gold, metals & mining		3,326,658		-		-		3,326,658
Health care related		6,937,408		-		-		6,937,408
Homebuilding		543,813		-		-		543,813
Hotels/motels		989,242		-		-		989,242
Household goods		8,026,733		-		-		8,026,733
Independent power producer		526,909		-		-		526,909
Insurance related		11,712,463		-		-		11,712,463
Investment bank/brokerage
firm		4,090,006		-		-		4,090,006
Leisure & entertainment		812,503		-		-		812,503
Machinery		5,978,334		-		-		5,978,334
Manufacturing		247,755		-		-		247,755
Medical products		6,295,907		-		-		6,295,907
Miscellaneous		485,260		-		-		485,260
Office equipment & supplies		713,055		-		-		713,055
Oil & gas		31,162,251		-		-		31,162,251
Paper & forest products		669,391		-		-		669,391
Personal loans		2,190,875		-		-		2,190,875
Pharmaceuticals		16,894,423		-		-		16,894,423
Photography/imaging		43,552		-		-		43,552
Pollution control		916,300		-		-		916,300
Printing & publishing		750,768		-		-		750,768
Railroads		2,088,888		-		-		2,088,888
Real estate		5,336,209		-		-		5,336,209
Restaurants		3,305,630		-		-		3,305,630
Retail		13,297,510		-		-		13,297,510
Savings & loans		684,739		-		-		684,739
Shoes		771,470		-		-		771,470
Specialized services		6,288,383		-		-		6,288,383
Telephone &
telecommunications		7,863,615		-		-		7,863,615
Textiles		903,822		-		-		903,822
Tobacco		4,212,735		-		-		4,212,735
Transportation		349,756		-		-		349,756
Utilities		4,837,571		-		-		4,837,571
Water		60,248		-		-		60,248
Short-term Investments		2,892,920		2,174,912		-		5,067,832
Total Assets		300,945,020		2,174,912		-		303,119,932
Liabilities
Other Financial Instruments*		7,835		-		-		7,835
Total Liabilities		7,835		-		-		7,835
Total		$300,937,185		$2,174,912		$-		$303,112,097

*Other financial instruments consist of futures.  Futures are reported at their variation margin as of March 31, 2010.

At March 31, 2010, the U.S. Federal income tax cost basis was $288,326,506.  The Maxim Stock Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $71,573,784 and gross depreciation of securities in which there was an excess of tax cost over value of $56,780,359, resulting in net appreciation of $14,793,425.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense --- 0.14%
500,000	ITT Corp	531,003
	4.90% May 1, 2014
		$531,003

Agency --- 7.74%
4,000,000	Fannie Mae	4,353,680
	4.63% October 15, 2013
2,700,000	Fannie Mae	2,934,109
	5.00% May 11, 2017
900,000	Fannie Mae	975,456
	4.75% February 21, 2013
2,000,000	Fannie Mae	2,125,116
	5.00% October 15, 2011
750,000	Fannie Mae	754,266
	2.50% May 15, 2014
400,000	Fannie Mae	441,419
	5.25% September 15, 2016
1,250,000	Fannie Mae	1,330,896
	3.88% July 12, 2013
1,100,000	Federal Home Loan Bank	1,166,569
	3.88% June 14, 2013
2,000,000	Federal Home Loan Bank	2,022,166
	1.63% July 27, 2011
500,000	Federal Home Loan Bank	555,620
	5.38% May 18, 2016
1,300,000	Federal Home Loan Bank	1,445,495
	5.25% June 18, 2014
2,800,000	Freddie Mac	2,995,964
	4.13% September 27, 2013
500,000	Freddie Mac	487,767
	3.75% March 27, 2019
1,500,000	Freddie Mac	1,533,220
	3.00% July 28, 2014
1,900,000	Freddie Mac	2,027,895
	5.50% September 15, 2011
1,300,000	Freddie Mac	1,407,145
	4.50% January 15, 2014
500,000	Freddie Mac	553,024
	5.25% April 18, 2016
450,000	Freddie Mac	485,227
	4.63% October 25, 2012
500,000	Freddie Mac	559,859
	5.50% July 18, 2016
500,000	Resolution Funding Corp	683,008
	9.38% October 15, 2020
		$28,837,901

Agency - Pass Through --- 32.89%
2,531,281	Fannie Mae	2,673,172
	5.50% April 1, 2036
239,598	Fannie Mae	259,358
	6.00% May 1, 2021
722,124	Fannie Mae	770,765
	6.00% July 1, 2036
621,867	Fannie Mae	665,504
	6.00% April 1, 2036
890,549	Fannie Mae	945,108
	5.50% February 1, 2035
2,058,231	Fannie Mae	2,175,967
	5.50% November 1, 2035
1,494,893	Fannie Mae	1,551,072
	5.00% September 1, 2033
762,635	Fannie Mae	822,823
	6.00% February 1, 2035
3,493,196	Fannie Mae	3,616,607
	5.00% September 1, 2035
333,193	Fannie Mae	344,674
	5.00% October 1, 2035
420,935	Fannie Mae	436,140
	4.00% April 1, 2019
3,002,562	Fannie Mae	3,206,313
	5.50% March 1, 2034
1,823,185	Fannie Mae	1,891,702
	5.00% December 1, 2033
760,552	Fannie Mae	806,037
	5.50% January 1, 2034
2,039	Fannie Mae	2,163
	8.00% December 1, 2012
487	Fannie Mae	514
	8.00% June 1, 2012
56,143	Fannie Mae	60,604
	6.50% December 1, 2013
12,959	Fannie Mae	13,178
	7.00% May 1, 2011
895,835	Fannie Mae	934,437
	5.00% January 1, 2024
2,380,219	Fannie Mae	2,512,654
	5.50% November 1, 2036
76,596	Fannie Mae	87,726
	8.00% November 1, 2022
179,609	Fannie Mae	190,795
	5.00% June 1, 2018
448,936	Fannie Mae	479,562
	5.50% May 1, 2033
811,669	Fannie Mae	842,172
	5.00% July 1, 2033
579,218	Fannie Mae	650,473
	6.50% August 1, 2032
352,418	Fannie Mae	393,578
	6.50% June 1, 2032
272,386	Fannie Mae	309,988
	7.00% July 1, 2032
219,916	Fannie Mae	239,402
	6.00% July 1, 2017
867,243	Fannie Mae	895,770
	5.00% March 1, 2039
1,929,350	Fannie Mae	1,960,454
	4.00% July 1, 2024
1,436,648	Fannie Mae	1,441,543
	4.50% April 1, 2039
769,235	Fannie Mae	811,632
	5.50% November 1, 2038
974,427	Fannie Mae	1,006,479
	5.00% November 1, 2039
1,178,650	Fannie Mae	1,253,991
	6.00% August 1, 2037
332,306	Fannie Mae †	349,473
	5.36% August 1, 2037
273,728	Fannie Mae	278,141
	4.00% February 1, 2025
1,235,283	Fannie Mae	1,262,661
	4.50% January 1, 2030
351,642	Fannie Mae	382,691
	6.00% January 1, 2029
496,867	Fannie Mae †	509,727
	3.64% December 1, 2039
2,936,011	Fannie Mae	2,946,015
	4.50% August 1, 2039
1,849,299	Fannie Mae	1,951,038
	5.50% August 1, 2039
2,477,074	Fannie Mae	2,485,514
	4.50% October 1, 2039
698,192	Fannie Mae	738,131
	5.50% December 1, 2035
443,046	Fannie Mae	477,817
	6.00% December 1, 2035
1,023,525	Fannie Mae	1,095,347
	6.00% February 1, 2036
667,119	Fannie Mae	713,932
	6.00% October 1, 2035
205,232	Fannie Mae	218,374
	5.00% October 1, 2020
534,690	Fannie Mae	553,113
	5.00% July 1, 2035
344,632	Fannie Mae	368,816
	6.00% November 1, 2035
464,234	Fannie Mae	504,499
	6.50% August 1, 2036
983,328	Fannie Mae	1,020,282
	5.00% July 1, 2037
712,714	Fannie Mae	736,229
	5.00% May 1, 2037
195,955	Fannie Mae	211,871
	6.00% December 1, 2021
646,657	Fannie Mae	695,411
	6.00% June 1, 2036
2,688,947	Fannie Mae	2,842,762
	5.50% May 1, 2036
685,735	Fannie Mae	729,569
	6.00% March 1, 2038
62,883	Freddie Mac	71,698
	7.50% May 1, 2027
1,973,122	Freddie Mac	2,085,878
	5.50% May 1, 2037
616,291	Freddie Mac	662,006
	6.00% April 1, 2038
1,788,598	Freddie Mac	1,923,887
	6.00% August 1, 2037
674,438	Freddie Mac	725,453
	6.00% December 1, 2036
1,356,258	Freddie Mac	1,404,260
	5.00% September 1, 2035
1,879,237	Freddie Mac	1,945,749
	5.00% June 1, 2036
1,674,332	Freddie Mac	1,731,143
	5.00% June 1, 2038
435,314	Freddie Mac	450,041
	5.00% May 1, 2039
2,008,310	Freddie Mac	2,076,453
	5.00% February 1, 2039
443,914	Freddie Mac	458,932
	5.00% April 1, 2039
826,774	Freddie Mac	887,725
	5.50% June 1, 2022
1,446,621	Freddie Mac	1,504,273
	4.50% May 1, 2023
2,024,007	Freddie Mac	2,174,143
	6.00% June 1, 2038
255,675	Freddie Mac †	270,728
	5.53% March 1, 2037
402,611	Freddie Mac	433,904
	6.00% April 1, 2036
1,144,868	Freddie Mac	1,246,492
	6.50% November 1, 2037
1,452,825	Freddie Mac	1,626,329
	6.50% November 1, 2032
698,473	Freddie Mac	728,204
	5.00% September 1, 2024
492,751	Freddie Mac	526,306
	5.00% August 1, 2018
582,939	Freddie Mac	629,401
	6.00% March 1, 2036
395,229	Freddie Mac	424,366
	5.50% May 1, 2021
565,582	Freddie Mac	602,329
	5.00% April 1, 2021
239,109	Freddie Mac	254,644
	5.00% May 1, 2021
1,460,728	Freddie Mac	1,545,427
	5.50% May 1, 2036
932,974	Freddie Mac	1,003,544
	6.00% November 1, 2036
419,219	Freddie Mac	426,829
	4.00% January 1, 2021
465,159	Freddie Mac	495,382
	5.00% December 1, 2020
1,121,604	Freddie Mac	1,159,549
	5.00% August 1, 2039
1,976,739	Freddie Mac	1,983,474
	4.50% September 1, 2039
4,928,606	Freddie Mac	4,945,399
	4.50% November 1, 2039
1,918,955	Freddie Mac	1,925,493
	4.50% March 1, 2039
1,000,000	Freddie Mac	1,003,407
	4.50% June 1, 2039
710,907	Freddie Mac	734,958
	5.00% June 1, 2039
3,979,044	Freddie Mac	3,860,977
	4.00% December 1, 2039
372,849	Freddie Mac	401,185
	5.50% February 1, 2018
377,649	Freddie Mac	406,424
	5.50% May 1, 2018
460,706	Freddie Mac	478,451
	5.00% July 1, 2034
1,248,459	Freddie Mac	1,252,713
	4.50% February 1, 2040
81,097	Freddie Mac	89,512
	6.50% April 1, 2029
434,474	Freddie Mac	461,710
	5.00% December 1, 2017
1,216,238	Freddie Mac †	1,258,640
	4.90% July 1, 2035
529,106	Freddie Mac †	559,800
	5.75% March 1, 2037
1,041,554	Freddie Mac †	1,101,550
	5.74% May 1, 2037
224,253	Freddie Mac	237,024
	5.00% March 1, 2023
1,420,529	Freddie Mac	1,477,141
	4.50% March 1, 2023
1,293,023	Freddie Mac	1,342,938
	4.50% April 1, 2024
549,074	Freddie Mac	582,602
	5.50% June 1, 2027
7,786	Freddie Mac	8,896
	7.50% August 1, 2030
1,376,310	Freddie Mac	1,460,845
	5.50% June 1, 2033
593,615	Freddie Mac	600,832
	4.50% August 1, 2033
2,596,727	Freddie Mac	2,696,968
	4.50% October 1, 2024
468,092	Freddie Mac †	496,922
	5.99% October 1, 2036
476,452	Freddie Mac †	503,929
	5.68% November 1, 2036
33,820	Ginnie Mae	37,912
	9.00% January 15, 2017
561,125	Ginnie Mae	596,965
	5.50% December 15, 2035
65,884	Ginnie Mae	73,624
	7.00% July 15, 2025
1,477,896	Ginnie Mae	1,548,292
	5.00% November 15, 2033
38,731	Ginnie Mae	43,223
	9.00% April 15, 2021
591,714	Ginnie Mae	628,198
	5.50% April 15, 2037
556,937	Ginnie Mae	594,341
	5.00% September 15, 2018
33,854	Ginnie Mae	38,229
	7.50% December 15, 2025
980,048	Ginnie Mae II †	1,017,871
	4.00% October 20, 2039
1,075,736	Ginnie Mae II	1,155,370
	6.00% January 20, 2036
584,305	Ginnie Mae II	609,045
	5.00% December 20, 2035
1,481,236	Ginnie Mae II	1,570,923
	5.50% February 20, 2036
		$122,584,628

Automobiles --- 0.15%
500,000	DaimlerChrysler NA Holding Corp	554,320
	6.50% November 15, 2013
		$554,320

Banks --- 0.79%
500,000	Bank of America NA	462,654
	6.00% October 15, 2036
1,000,000	US Bancorp	996,927
	2.13% February 15, 2013
500,000	Wachovia Bank NA	514,631
	4.80% November 1, 2014
500,000	Wells Fargo & Co	464,823
	5.38% February 7, 2035
500,000	Wells Fargo & Co	518,885
	5.13% September 15, 2016
		$2,957,920

Broadcast/Media --- 0.86%
569,000	Comcast Corp	626,905
	6.30% November 15, 2017
500,000	Cox Communications Inc	540,473
	5.45% December 15, 2014
375,000	News America Holdings Inc	440,638
	9.25% February 1, 2013
500,000	News America Inc	547,860
	5.30% December 15, 2014
500,000	Time Warner Inc	549,978
	6.88% May 1, 2012
500,000	Viacom Inc	516,595
	4.38% September 15, 2014
		$3,222,449

Canadian - Federal --- 0.28%
500,000	Export Development Canada	536,592
	4.50% October 25, 2012
500,000	Government of Canada	499,056
	2.38% September 10, 2014
		$1,035,648

Canadian - Provincial --- 0.28%
500,000	Province of Manitoba	505,264
	2.13% April 22, 2013
500,000	Province of Ontario	533,122
	4.38% February 15, 2013
		$1,038,386

Chemicals --- 0.86%
500,000	Airgas Inc	498,893
	2.85% October 1, 2013
500,000	Chevron Phillips Chemical Co LLC ‡	563,280
	7.00% June 15, 2014
1,000,000	EI du Pont de Nemours & Co	1,079,120
	5.25% December 15, 2016
500,000	FMC Corp	504,117
	5.20% December 15, 2019
500,000	Potash Corp of Saskatchewan Inc	540,550
	5.25% May 15, 2014
		$3,185,960

Commercial Mortgage Backed --- 4.13%
1,330,000	Bear Stearns Commercial Mortgage Securities Inc †	1,374,362
	Series 2005-T20 Class A4A
	5.15% October 12, 2042
500,000	Bear Stearns Commercial Mortgage Securities Inc †	523,600
	Series 2003-PWR2 Class A4
	5.19% May 11, 2039
1,000,000	Greenwich Capital Commercial Funding Corp	1,055,618
	Series 2003-C Class A4
	4.92% January 5, 2036
1,250,000	GS Mortgage Securities Corp II	1,240,476
	Series 2005-GG4 Class A4
	4.76% July 10, 2039
1,000,000	GS Mortgage Securities Corp II	1,009,635
	Series 2005-GG4 Class A4A
	4.75% July 10, 2039
482,827	JP Morgan Chase Commercial Mortgage Securities Corp	499,967
	Series 2005-LDP2 Class ASB
	4.66% July 15, 2042
2,000,000	Morgan Stanley Capital I †	2,035,867
	Series 2007-T25 Class A3
	5.51% November 12, 2049
3,000,000	Morgan Stanley Capital I †	3,102,259
	Series 2007-T27 Class A4
	5.65% June 13, 2042
1,000,000	Morgan Stanley Capital I †	1,046,671
	Series 2005-IQ10 Class AAB
	5.18% September 15, 2042
1,250,000	Morgan Stanley Capital I †	1,282,186
	Series 2006-T21 Class A4
	5.16% October 12, 2052
1,641,725	Salomon Brothers Mortgage Securities VII	1,692,707
	Series 2001-C1 Class A3
	6.43% December 18, 2035
500,000	Wachovia Bank Commercial Mortgage Trust	519,191
	Series 2004-C10 Class A4
	4.75% February 15, 2041
		$15,382,539

Computer Hardware & Systems --- 0.21%
250,000	Hewlett-Packard Co	281,540
	6.13% March 1, 2014
400,000	International Business Machines Corp	516,531
	8.38% November 1, 2019
		$798,071

Conglomerates --- 0.14%
500,000	General Electric Co	538,986
	5.00% February 1, 2013
		$538,986

Cosmetics & Personal Care --- 0.30%
500,000	Avon Products Inc	548,239
	5.63% March 1, 2014
500,000	Estee Lauder Co Inc	581,210
	7.75% November 1, 2013
		$1,129,449

Electric Companies --- 2.51%
500,000	Commonwealth Edison Co	552,565
	6.15% September 15, 2017
500,000	Duke Energy Carolinas LLC	557,020
	5.75% November 15, 2013
500,000	Duke Energy Corp	546,918
	5.30% October 1, 2015
500,000	Enel Finance International SA ‡	506,499
	3.88% October 7, 2014
500,000	Entergy Louisiana LLC	500,754
	5.40% November 1, 2024
500,000	Jersey Central Power & Light Co	506,110
	6.15% June 1, 2037
500,000	Ohio Power Co	528,911
	4.85% January 15, 2014
500,000	Pacific Gas & Electric Co	514,907
	6.05% March 1, 2034
250,000	PECO Energy Co	269,099
	5.00% October 1, 2014
500,000	Pennsylvania Electric Co	500,651
	5.20% April 1, 2020
493,000	Pnpp II Funding Corp	577,801
	8.83% May 30, 2016
250,000	Potomac Electric Power Co	264,944
	4.65% April 15, 2014
500,000	PPL Electric Utilities Corp	578,672
	7.13% November 30, 2013
683,000	Public Service Co of Oklahoma	689,004
	5.15% December 1, 2019
500,000	Southwestern Electric Power Co	538,683
	6.45% January 15, 2019
500,000	Southwestern Public Service Co	623,041
	8.75% December 1, 2018
500,000	Westar Energy Inc	551,685
	6.00% July 1, 2014
500,000	Wisconsin Electric Power Co	556,753
	6.00% April 1, 2014
		$9,364,017

Electronic Instruments & Equipment --- 0.14%
500,000	Amphenol Corp	514,345
	4.75% November 15, 2014
		$514,345

Engineering & Construction --- 0.14%
500,000	Holcim US Finance Sarl & Cie SCS ‡	519,247
	6.00% December 30, 2019
		$519,247

Financial Services --- 2.54%
500,000	Bank of America Corp	504,171
	4.50% April 1, 2015
500,000	Bank of America Corp	512,637
	5.75% December 1, 2017
500,000	Bank of New York Mellon Corp	544,716
	6.38% April 1, 2012
1,495,334	BGS CTL	1,467,382
	6.36% June 15, 2033
500,000	BlackRock Inc	549,994
	6.25% September 15, 2017
500,000	Citigroup Inc	454,005
	5.85% December 11, 2034
500,000	Citigroup Inc	514,335
	6.13% November 21, 2017
500,000	Citigroup Inc	499,296
	5.00% September 15, 2014
500,000	CME Group Inc	548,908
	5.75% February 15, 2014
500,000	CME Group Index Services LLC ‡	490,108
	4.40% March 15, 2018
500,000	General Electric Capital Corp	529,453
	5.38% October 20, 2016
250,000	General Electric Capital Corp	264,495
	6.75% March 15, 2032
1,000,000	General Electric Capital Corp	1,045,012
	5.63% May 1, 2018
500,000	JPMorgan Chase & Co	528,200
	5.13% September 15, 2014
500,000	JPMorgan Chase Bank NA	533,081
	6.00% October 1, 2017
500,000	NASDAQ OMX Group Inc	497,612
	4.00% January 15, 2015
		$9,483,405

Food & Beverages --- 1.34%
500,000	Anheuser-Busch Co Inc	496,863
	5.95% January 15, 2033
500,000	Anheuser-Busch InBev Worldwide Inc ‡	504,659
	3.63% April 15, 2015
500,000	Anheuser-Busch InBev Worldwide Inc	515,791
	5.38% January 15, 2020
500,000	Campbell Soup Co	508,754
	4.50% February 15, 2019
500,000	Coca-Cola Enterprises Inc	584,211
	7.38% March 3, 2014
500,000	Kellogg Co	531,044
	4.45% May 30, 2016
500,000	Kroger Co	506,132
	3.90% October 1, 2015
250,000	SABMiller PLC ‡	274,007
	6.50% July 1, 2016
500,000	Safeway Inc	553,788
	6.35% August 15, 2017
500,000	Wal-Mart Stores Inc	536,426
	4.50% July 1, 2015
		$5,011,675

Foreign Banks --- 0.55%
500,000	Bank of Nova Scotia	503,289
	3.40% January 22, 2015
500,000	Barclays Bank PLC	513,935
	5.00% September 22, 2016
500,000	Credit Suisse AG	503,908
	5.40% January 14, 2020
500,000	KfW Bankengruppe	543,039
	4.88% January 17, 2017
		$2,064,171

Foreign Governments --- 0.38%
500,000	Government of Italy	524,785
	4.50% January 21, 2015
300,000	Government of Italy	344,056
	6.88% September 27, 2023
500,000	Government of Mexico	550,000
	6.75% September 27, 2034
		$1,418,841

Gold, Metals & Mining --- 0.59%
500,000	BHP Billiton Finance USA Ltd	545,291
	5.25% December 15, 2015
500,000	Cliffs Natural Resources Inc	512,066
	5.90% March 15, 2020
500,000	Newmont Mining Corp	502,981
	5.13% October 1, 2019
500,000	Rio Tinto Finance USA Ltd	641,715
	9.00% May 1, 2019
		$2,202,053

Health Care Related --- 0.56%
500,000	Quest Diagnostics Inc	489,149
	4.75% January 30, 2020
500,000	Roche Holdings Inc ‡	540,065
	5.00% March 1, 2014
500,000	UnitedHealth Group Inc	527,361
	5.00% August 15, 2014
500,000	WellPoint Inc	527,128
	5.25% January 15, 2016
		$2,083,703

Hotels/Motels --- 0.14%
500,000	Hyatt Hotels Corp ‡	510,286
	5.75% August 15, 2015
		$510,286

Household Goods --- 0.29%
500,000	Procter & Gamble Co	505,575
	5.55% March 5, 2037
500,000	Stanley Black & Decker Inc	557,788
	6.15% October 1, 2013
		$1,063,363

Insurance Related --- 1.84%
500,000	Allstate Corp	468,764
	5.35% June 1, 2033
500,000	American International Group Inc	436,016
	6.25% May 1, 2036
500,000	Berkshire Hathaway Finance Corp	546,040
	5.00% August 15, 2013
500,000	Berkshire Hathaway Inc	504,268
	3.20% February 11, 2015
700,000	First American Corp	676,738
	5.70% August 1, 2014
1,000,000	Hartford Financial Services Group Inc	1,046,781
	6.30% March 15, 2018
500,000	Lincoln National Corp	521,359
	6.25% February 15, 2020
500,000	MetLife Inc	560,326
	6.75% June 1, 2016
500,000	New York Life Insurance Co ‡	547,783
	6.75% November 15, 2039
500,000	Pacific LifeCorp ‡	488,037
	6.00% February 10, 2020
500,000	Prudential Financial Inc	528,785
	6.10% June 15, 2017
500,000	Teachers Insurance & Annuity Association of America ‡	542,366
	6.85% December 16, 2039
		$6,867,263

Investment Bank/Brokerage Firm --- 1.78%
500,000	Ameriprise Financial Inc	505,821
	5.30% March 15, 2020
500,000	Bear Stearns Cos Inc	544,505
	5.70% November 15, 2014
500,000	Goldman Sachs Capital I	461,678
	6.35% February 15, 2034
500,000	Goldman Sachs Group Inc	529,040
	6.15% April 1, 2018
500,000	Goldman Sachs Group Inc	534,474
	5.75% October 1, 2016
500,000	Jefferies Group Inc	554,671
	8.50% July 15, 2019
500,000	Lehman Brothers Holdings Inc § ^	116,250
	4.80% March 13, 2014
500,000	Merrill Lynch & Co Inc	509,826
	6.05% May 16, 2016
500,000	Morgan Stanley	510,538
	4.75% April 1, 2014
750,000	Morgan Stanley	810,103
	6.00% May 13, 2014
500,000	Morgan Stanley	533,289
	6.63% April 1, 2018
500,000	Nomura Holdings Inc	511,108
	5.00% March 4, 2015
500,000	Xstrata Finance Canada Ltd ‡	521,674
	5.80% November 15, 2016
		$6,642,977

Leisure & Entertainment --- 0.07%
250,000	Hasbro Inc	274,297
	6.13% May 15, 2014
		$274,297

Machinery --- 0.43%
500,000	Caterpillar Inc	548,624
	5.70% August 15, 2016
500,000	Deere & Co	495,958
	4.38% October 16, 2019
500,000	Dover Corp	543,004
	4.88% October 15, 2015
		$1,587,586

Medical Products --- 0.42%
500,000	Baxter International Inc	504,542
	4.50% August 15, 2019
500,000	Beckman Coulter Inc	544,316
	6.00% June 1, 2015
500,000	CareFusion Corp	530,636
	5.13% August 1, 2014
		$1,579,494

Miscellaneous --- 0.14%
500,000	Brambles USA Inc ‡	502,685
	5.35% April 1, 2020
		$502,685

Office Equipment & Supplies --- 0.14%
500,000	Xerox Corp	536,275
	5.65% May 15, 2013
		$536,275

Oil & Gas --- 2.22%
500,000	Cenovus Energy Inc ‡	521,649
	4.50% September 15, 2014
500,000	ConocoPhillips	518,404
	5.90% October 15, 2032
500,000	Gulfstream Natural Gas System LLC ‡	561,735
	6.95% June 1, 2016
500,000	Hess Corp	570,777
	7.00% February 15, 2014
250,000	Husky Energy Inc	272,070
	5.90% June 15, 2014
500,000	Marathon Oil Corp	560,589
	6.50% February 15, 2014
500,000	Motiva Enterprises LLC ‡	523,400
	5.75% January 15, 2020
500,000	Northwest Pipeline GP	582,587
	7.13% December 1, 2025
500,000	Petrobras International Finance Co	512,246
	5.75% January 20, 2020
500,000	Questar Market Resources Inc	543,910
	6.80% March 1, 2020
500,000	Shell International Finance BV	502,486
	3.25% September 22, 2015
250,000	Smith International Inc	297,857
	8.63% March 15, 2014
250,000	Sunoco Logistics Partners Operations LP	289,921
	8.75% February 15, 2014
500,000	Total Capital SA	496,631
	3.13% October 2, 2015
500,000	Valero Energy Corp	520,445
	6.13% June 15, 2017
500,000	Valero Energy Corp	515,309
	7.50% April 15, 2032
500,000	Williams Partners LP ‡	499,103
	3.80% February 15, 2015
		$8,289,119

Other Asset-Backed --- 0.93%
500,000	ACE Securities Corp ‡	332,464
	Series 2007-D1 Class A2
	6.34% February 25, 2038
140,000	Chase Issuance Trust	150,411
	Series 2008-A4 Class A4
	4.65% March 15, 2015
750,000	Citibank Credit Card Issuance Trust	814,173
	Series 2009-A4 Class A4
	4.90% June 23, 2016
950,275	Citigroup Residential Mortgage Trust	917,968
	Series 2006-1 Class A6
	5.84% July 25, 2036
696,674	Countrywide Asset Backed Certificates	348,337
	Series 2006-S8 Class A6
	5.51% April 25, 2036
800,000	Residential Funding Mortgage Securities II Inc	613,250
	Series 2006-HI5 Class A3
	5.50% August 25, 2025
410,000	Residential Funding Mortgage Securities II Inc	301,776
	Series 2006-HI2 Class A3
	5.79% February 25, 2036
		$3,478,379

Paper & Forest Products --- 0.14%
500,000	International Paper Co	528,173
	5.30% April 1, 2015
		$528,173

Personal Loans --- 1.00%
500,000	American Express Co	566,634
	7.25% May 20, 2014
500,000	American Express Co	567,896
	7.00% March 19, 2018
500,000	American General Finance Corp	468,158
	5.85% June 1, 2013
500,000	American Honda Finance Corp ‡	557,170
	6.70% October 1, 2013
500,000	HSBC Finance Corp	531,992
	6.38% October 15, 2011
500,000	HSBC Finance Corp	525,227
	5.50% January 19, 2016
500,000	HSBC Finance Corp	520,693
	5.00% June 30, 2015
		$3,737,770

Pharmaceuticals --- 0.45%
500,000	Pfizer Inc	550,928
	5.35% March 15, 2015
500,000	Schering-Plough Corp	562,671
	6.00% September 15, 2017
500,000	Wyeth	551,576
	5.50% February 1, 2014
		$1,665,175

Pollution Control --- 0.08%
250,000	Waste Management Inc	279,761
	6.38% March 11, 2015
		$279,761

Printing & Publishing --- 0.15%
500,000	Thomson Reuters Corp	552,586
	5.95% July 15, 2013
		$552,586

Railroads --- 1.03%
500,000	Burlington Northern Santa Fe LLC	571,798
	7.00% February 1, 2014
500,000	Canadian National Railway Co	546,996
	5.85% November 15, 2017
500,000	Canadian Pacific Railway Co	568,021
	7.25% May 15, 2019
500,000	CSX Corp	527,902
	5.60% May 1, 2017
500,000	Norfolk Southern Corp	552,835
	5.75% January 15, 2016
500,000	Union Pacific Corp	538,849
	5.38% May 1, 2014
500,000	Union Pacific Corp	545,323
	6.63% February 1, 2029
		$3,851,724

Real Estate --- 0.61%
500,000	Brandywine Operating Partnership LP	502,244
	5.40% November 1, 2014
745,000	Camden Property Trust	742,130
	5.00% June 15, 2015
500,000	Duke Realty LP	508,899
	6.75% March 15, 2020
500,000	Simon Property Group LP **	501,270
	4.20% February 1, 2015
		$2,254,543

Retail --- 0.28%
467,102	CVS Caremark Corp ‡	504,027
	7.77% January 10, 2012
500,000	Home Depot Inc	540,299
	5.40% March 1, 2016
		$1,044,326

Specialized Services --- 0.42%
500,000	Computer Sciences Corp	553,557
	6.50% March 15, 2018
500,000	Equifax Inc	514,493
	4.45% December 1, 2014
500,000	Teco Finance Inc	492,712
	4.00% March 15, 2016
		$1,560,762

Supranationals --- 0.15%
500,000	European Investment Bank	550,381
	5.13% September 13, 2016
		$550,381

Telephone & Telecommunications --- 1.22%
500,000	ALLTEL Corp	571,233
	7.00% March 15, 2016
500,000	AT&T Inc	548,160
	5.63% June 15, 2016
500,000	Cellco Partnership	578,359
	7.38% November 15, 2013
500,000	Deutsche Telekom International Finance BV	640,355
	8.25% June 15, 2030
1,000,000	Rogers Communications Inc	1,137,549
	6.80% August 15, 2018
500,000	Telecom Italia Capital SA	534,448
	6.18% June 18, 2014
500,000	Vodafone Group PLC	535,036
	5.63% February 27, 2017
		$4,545,140

Transportation --- 0.15%
500,000	Ryder System Inc	562,687
	7.20% September 1, 2015
		$562,687

U.S. Governments --- 26.75%
1,000,000	United States of America	1,004,102
	0.88% April 30, 2011
500,000	United States of America	493,946
	1.88% April 30, 2014
2,000,000	United States of America	2,015,546
	1.38% February 15, 2012
2,100,000	United States of America	2,068,500
	1.75% March 31, 2014
750,000	United States of America	759,433
	3.25% May 31, 2016
2,000,000	United States of America	2,032,656
	1.88% June 15, 2012
1,000,000	United States of America	1,006,172
	1.38% May 15, 2012
2,250,000	United States of America	2,142,950
	3.13% May 15, 2019
2,900,000	United States of America	2,908,836
	3.50% February 15, 2018
1,000,000	United States of America	1,027,422
	2.50% March 31, 2013
2,200,000	United States of America	2,341,625
	3.88% October 31, 2012
2,000,000	United States of America	2,118,124
	3.63% December 31, 2012
1,000,000	United States of America	1,001,719
	2.00% November 30, 2013
1,600,000	United States of America	1,581,875
	1.75% January 31, 2014
2,000,000	United States of America	2,050,468
	3.88% May 15, 2018
1,600,000	United States of America	1,669,501
	3.13% August 31, 2013
1,500,000	United States of America	1,516,875
	3.25% June 30, 2016
3,000,000	United States of America	3,021,564
	2.63% December 31, 2014
1,000,000	United States of America	996,797
	1.38% January 15, 2013
2,000,000	United States of America	1,944,844
	2.75% November 30, 2016
1,000,000	United States of America	1,001,328
	3.25% December 31, 2016
1,000,000	United States of America	982,969
	3.63% February 15, 2020
1,000,000	United States of America	994,140
	1.38% March 15, 2013
1,500,000	United States of America	1,498,242
	0.88% January 31, 2012
3,500,000	United States of America	3,483,592
	1.38% February 15, 2013
1,500,000	United States of America	1,507,734
	1.00% July 31, 2011
1,000,000	United States of America	987,812
	3.63% August 15, 2019
1,500,000	United States of America	1,520,508
	2.63% July 31, 2014
1,000,000	United States of America	1,010,391
	3.25% July 31, 2016
500,000	United States of America	499,336
	2.38% October 31, 2014
1,000,000	United States of America	1,004,609
	1.00% August 31, 2011
2,000,000	United States of America	2,004,688
	2.38% August 31, 2014
500,000	United States of America	501,094
	1.38% September 15, 2012
1,000,000	United States of America	1,068,750
	4.13% August 31, 2012
600,000	United States of America	766,781
	6.88% August 15, 2025
900,000	United States of America	1,105,735
	6.38% August 15, 2027
500,000	United States of America	644,375
	7.13% February 15, 2023
800,000	United States of America	961,375
	6.25% August 15, 2023
700,000	United States of America	774,375
	5.38% February 15, 2031
900,000	United States of America	879,047
	4.50% February 15, 2036
900,000	United States of America	1,078,031
	6.13% November 15, 2027
1,300,000	United States of America	1,591,281
	6.25% May 15, 2030
300,000	United States of America	414,938
	8.50% February 15, 2020
600,000	United States of America	845,625
	8.75% May 15, 2020
1,350,000	United States of America	1,676,109
	7.25% May 15, 2016
500,000	United States of America	672,344
	8.13% August 15, 2019
1,650,000	United States of America	2,248,125
	8.00% November 15, 2021
400,000	United States of America	519,875
	7.25% August 15, 2022
400,000	United States of America	565,375
	8.75% August 15, 2020
1,750,000	United States of America	2,396,679
	8.13% May 15, 2021
500,000	United States of America	506,875
	4.75% February 15, 2037
1,250,000	United States of America	1,321,094
	5.13% June 30, 2011
2,000,000	United States of America	2,216,406
	4.88% August 15, 2016
500,000	United States of America	539,844
	4.25% August 15, 2015
2,100,000	United States of America	2,294,578
	4.50% November 15, 2015
5,100,000	United States of America	5,521,943
	4.88% June 30, 2012
1,000,000	United States of America	1,093,828
	4.75% August 15, 2017
1,000,000	United States of America	1,060,703
	4.63% October 31, 2011
800,000	United States of America	848,875
	4.50% November 30, 2011
2,800,000	United States of America	2,968,218
	5.00% August 15, 2011
2,500,000	United States of America	2,683,008
	4.88% February 15, 2012
1,250,000	United States of America	1,158,202
	4.25% May 15, 2039
1,000,000	United States of America	945,625
	4.38% November 15, 2039
500,000	United States of America	552,031
	4.75% May 15, 2014
2,400,000	United States of America	2,569,500
	4.00% February 15, 2015
1,000,000	United States of America	1,074,531
	4.38% August 15, 2012
3,200,000	United States of America	3,439,251
	4.00% February 15, 2014
		$99,702,730

U.S. Municipal --- 0.27%
500,000	Indianapolis Local Public Improvement Bond Bank	505,290
	6.00% January 15, 2040
500,000	New York State Dormitory Authority	491,235
	4.55% February 15, 2021
		$996,525

Utilities --- 0.31%
500,000	EQT Corp	594,019
	8.13% June 1, 2019
500,000	Kansas Gas & Electric Co ‡	562,647
	6.70% June 15, 2019
		$1,156,666

TOTAL BONDS --- 98.93%		$368,779,390
(Cost $357,114,300)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

Joint Repurchase Agreements

1,260,000	Undivided interest of 11.66% in a repurchase agreement (Principal Amount/Value $10,805,000 with a maturity value of $10,805,015) with Bank of America, 0.05%, dated 3/31/10, to be repurchased at $1,260,002 on 04/01/10.	1,260,000

TOTAL SHORT-TERM INVESTMENTS --- 0.34%		$1,260,000
(Cost $1,260,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

184,000	Barclays Capital Inc	184,000
	Repurchase Agreement
	0.01% April 1, 2010
191,000	BNP Paribas Securities Corp	191,000
	Repurchase Agreement
	0.01% April 1, 2010
140,000	Household Bank Securities Inc	140,000
	Repurchases Agreement
	0.01% April 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 0.14%		$515,000
(Cost $515,000)

OTHER ASSETS & LIABILITIES --- 0.59%		$2,196,031

TOTAL NET ASSETS --- 100%		$372,750,421
(Cost $358,889,300)
Legend

†	Represents the current interest rate for variable rate security.
‡
The Maxim Bond Index Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2010 were $13,297,840, $13,675,151 and 3.67%, respectively.

§	Security in default at March 31, 2010.
^	Security in bankruptcy at March 31, 2010.
**	A portion or all of the security is on loan at March 31, 2010.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For fixed income securities, factors used in the determination of fair value, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.  The prices of the majority of Level 3 securities were obtained from single broker quotes.

As of March 31, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total
Assets
Bonds
Commercial mortgage-backed	$-	$15,382,539	$-	$15,382,539
Corporate	503,289	93,250,142	-	93,753,431
Foreign government	-	3,492,875	-	3,492,875
Obligations of US states and
their subdivisions	-	996,525	-	996,525
Residential mortgage-backed	-	122,584,628	-	122,584,628
U.S. government	-	128,540,632	-	128,540,632
Other debt	-	4,028,760	-	4,028,760
Short-term Investments	515,000	1,260,000	-	1,775,000
Total	$1,018,289	$369,536,101	$-	$370,554,390

At March 31, 2010, the U.S. Federal income tax cost basis was $358,323,370.  The Maxim Bond Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $13,960,999 and gross depreciation of securities in which there was an excess of tax cost over value of $1,729,979, resulting in net appreciation of $12,231,020.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

BONDS

Par Value ($)		Value ($)

Agency --- 2.21%
2,500,000	Federal Home Loan Bank	2,695,543
	4.63% October 10, 2012
1,000,000	Federal Home Loan Bank	1,056,161
	3.63% October 18, 2013
1,600,000	Federal Home Loan Bank	1,779,070
	5.25% June 18, 2014
2,000,000	Federal Home Loan Bank	2,121,034
	3.88% June 14, 2013
1,000,000	Federal Home Loan Bank	1,074,711
	4.50% November 15, 2012
		$8,726,519

Agency - Pass Through --- 75.77%
243,662	Fannie Mae	277,224
	7.00% January 1, 2032
1,156,653	Fannie Mae	1,298,968
	6.50% December 1, 2031
940,242	Fannie Mae	1,026,241
	6.50% February 1, 2017
1,071,874	Fannie Mae	1,196,343
	6.50% February 1, 2032
3,226,957	Fannie Mae	3,411,548
	5.50% January 1, 2036
21,534	Fannie Mae	25,043
	8.50% August 1, 2024
2,441,400	Fannie Mae	2,741,795
	6.50% January 1, 2032
2,995	Fannie Mae	3,473
	9.50% March 1, 2020
653,688	Fannie Mae	711,786
	6.00% March 1, 2017
826,969	Fannie Mae	858,047
	5.00% November 1, 2033
620,238	Fannie Mae	659,173
	6.00% February 1, 2033
1,878,491	Fannie Mae	1,985,945
	5.50% May 1, 2035
1,691,179	Fannie Mae	1,794,789
	5.50% September 1, 2033
2,824,250	Fannie Mae	3,011,575
	5.00% May 1, 2018
1,159,320	Fannie Mae	1,282,216
	6.00% March 1, 2033
255,660	Fannie Mae	271,620
	5.00% June 1, 2018
2,118,168	Fannie Mae	2,284,673
	5.50% April 1, 2018
83,635	Fannie Mae	90,570
	6.50% July 1, 2014
125,842	Fannie Mae	143,784
	9.50% September 1, 2020
103,466	Fannie Mae	120,087
	8.50% November 1, 2026
1,861,592	Fannie Mae	1,980,587
	6.00% May 1, 2037
28,053	Fannie Mae	31,493
	8.50% August 1, 2021
220,147	Fannie Mae	250,418
	7.00% February 1, 2031
491,224	Fannie Mae	556,504
	7.00% December 1, 2031
4,080,246	Fannie Mae	4,330,222
	5.50% July 1, 2033
3,483,219	Fannie Mae	3,702,316
	5.00% August 1, 2018
1,220,627	Fannie Mae	1,302,847
	6.00% February 1, 2036
5,688,082	Fannie Mae	5,901,844
	5.00% September 1, 2033
947,016	Fannie Mae	1,005,035
	5.50% December 1, 2033
154,381	Fannie Mae	166,461
	5.50% January 1, 2018
5,729,073	Fannie Mae	6,069,481
	5.50% February 1, 2035
2,032,782	Fannie Mae	2,152,874
	5.50% December 1, 2034
2,899,321	Fannie Mae	3,102,771
	6.00% January 1, 2036
1,351,095	Fannie Mae	1,430,915
	5.50% March 1, 2034
3,727,698	Fannie Mae	3,947,922
	5.50% October 1, 2034
3,552,105	Fannie Mae	3,801,361
	6.00% December 1, 2035
2,361,387	Fannie Mae †	2,437,251
	4.26% September 1, 2039
1,891,948	Fannie Mae	1,997,916
	5.00% June 1, 2023
1,436,648	Fannie Mae	1,441,543
	4.50% April 1, 2039
4,594,154	Fannie Mae	4,745,730
	5.00% February 1, 2039
10,757,522	Fannie Mae	10,794,175
	4.50% March 1, 2039
3,345,533	Fannie Mae	3,357,266
	4.50% February 1, 2039
3,365,627	Fannie Mae	3,551,124
	5.50% March 1, 2038
1,266,755	Fannie Mae	1,308,423
	5.00% November 1, 2039
5,138,019	Fannie Mae	5,155,525
	4.50% August 1, 2039
1,987,725	Fannie Mae	2,031,768
	4.50% February 1, 2030
4,460,321	Fannie Mae	4,607,035
	5.00% December 1, 2039
300,551	Fannie Mae	341,966
	7.00% September 1, 2031
1,500,000	Fannie Mae	1,505,111
	4.50% March 1, 2040
1,849,299	Fannie Mae	1,951,038
	5.50% August 1, 2039
2,455,165	Fannie Mae †	2,536,612
	3.95% September 1, 2039
4,750,000	Fannie Mae	4,766,185
	4.50% November 1, 2039
993,735	Fannie Mae †	1,019,454
	3.64% December 1, 2039
1,855,921	Fannie Mae	1,962,085
	5.50% January 1, 2037
3,358,515	Fannie Mae	3,479,483
	5.00% April 1, 2034
2,145,995	Fannie Mae	2,291,862
	5.50% November 1, 2033
1,904,827	Fannie Mae	2,017,359
	5.50% January 1, 2035
421,291	Fannie Mae	446,180
	5.50% April 1, 2034
6,213,548	Fannie Mae	6,568,979
	5.50% April 1, 2036
1,259,061	Fannie Mae	1,347,411
	6.00% March 1, 2036
1,101,513	Fannie Mae †	1,154,688
	5.68% October 1, 2036
3,143,430	Fannie Mae	3,318,331
	5.50% June 1, 2036
501,759	Fannie Mae	519,047
	5.00% August 1, 2035
2,091,950	Fannie Mae	2,170,567
	5.00% September 1, 2035
1,057,887	Fannie Mae	1,129,145
	6.00% December 1, 2036
1,826,721	Fannie Mae	1,895,371
	5.00% July 1, 2037
755,356	Fannie Mae	798,565
	5.50% March 1, 2036
1,075,032	Fannie Mae	1,136,526
	5.50% November 1, 2035
2,498,950	Fannie Mae	2,585,053
	5.00% October 1, 2035
3,112,044	Fannie Mae	3,290,060
	5.50% May 1, 2036
1,577,684	Fannie Mae	1,665,467
	5.50% February 1, 2036
6,852,581	Freddie Mac	7,117,110
	4.50% May 1, 2024
2,715,838	Freddie Mac	2,820,678
	4.50% December 1, 2024
2,043,722	Freddie Mac	2,166,057
	5.50% October 1, 2034
593,908	Freddie Mac	638,275
	6.00% May 1, 2038
2,623,120	Freddie Mac	2,712,124
	5.00% June 1, 2038
842,830	Freddie Mac	904,965
	5.50% April 1, 2022
669,798	Freddie Mac	708,075
	5.50% May 1, 2038
3,373,345	Freddie Mac	3,623,572
	6.00% June 1, 2038
3,700,172	Freddie Mac	3,825,351
	5.00% May 1, 2039
2,444,710	Freddie Mac	2,531,236
	5.00% August 1, 2035
965,072	Freddie Mac	1,021,634
	5.50% September 1, 2035
3,683,179	Freddie Mac	3,976,738
	6.00% January 1, 2036
1,514,346	Freddie Mac	1,628,891
	6.00% August 1, 2037
51,013	Freddie Mac	59,735
	9.50% April 1, 2025
370,471	Freddie Mac	418,822
	7.00% September 1, 2032
354,641	Freddie Mac	406,582
	7.50% March 1, 2032
23,653	Freddie Mac	27,390
	11.00% June 1, 2020
102,366	Freddie Mac	118,886
	11.00% August 1, 2020
65,105	Freddie Mac	75,612
	11.00% July 1, 2020
1,590,050	Freddie Mac	1,714,180
	6.00% July 1, 2036
3,117,559	Freddie Mac	3,353,371
	6.00% November 1, 2036
7,131,935	Freddie Mac	7,384,357
	5.00% September 1, 2035
319,684	Freddie Mac	345,378
	5.50% March 1, 2017
6,088,881	Freddie Mac	6,304,386
	5.00% December 1, 2035
3,273,427	Freddie Mac	3,534,328
	6.00% March 1, 2036
1,976,739	Freddie Mac	1,983,474
	4.50% September 1, 2039
1,478,047	Freddie Mac	1,483,083
	4.50% November 1, 2039
998,767	Freddie Mac	1,002,170
	4.50% February 1, 2040
2,398,694	Freddie Mac	2,406,867
	4.50% March 1, 2039
7,294,491	Freddie Mac	7,319,346
	4.50% April 1, 2039
1,121,604	Freddie Mac	1,159,549
	5.00% August 1, 2039
33,508	Freddie Mac	39,100
	9.50% June 1, 2020
8,268	Freddie Mac	8,944
	9.50% September 1, 2020
2,500,000	Freddie Mac	2,505,470
	4.50% TBA
3,534,892	Freddie Mac	3,752,010
	5.50% August 1, 2033
1,365,485	Freddie Mac	1,449,355
	5.50% September 1, 2033
37,019	Freddie Mac	42,360
	9.00% December 1, 2014
1,221,306	Freddie Mac	1,296,321
	5.50% June 1, 2033
8,620,156	Freddie Mac	8,952,919
	4.50% April 1, 2024
1,058,213	Freddie Mac †	1,119,601
	5.75% March 1, 2037
996,200	Freddie Mac	1,034,656
	4.50% February 1, 2025
1,750,826	Freddie Mac	1,810,233
	5.00% February 1, 2039
3,773,272	Freddie Mac	3,900,924
	5.00% April 1, 2039
2,097,003	Freddie Mac	2,177,953
	4.50% March 1, 2024
460,191	Freddie Mac †	485,377
	5.42% June 1, 2037
712,810	Freddie Mac	756,592
	5.50% January 1, 2034
1,835,022	Freddie Mac	1,947,731
	5.50% May 1, 2033
2,447,610	Freddie Mac	2,487,451
	4.00% December 1, 2024
936,185	Freddie Mac †	993,844
	5.99% October 1, 2036
1,761,246	Freddie Mac †	1,856,226
	5.42% March 1, 2037
4,406,361	Ginnie Mae	4,590,255
	5.00% April 15, 2039
988,329	Ginnie Mae	1,029,576
	5.00% October 15, 2039
9,035,243	Ginnie Mae	9,412,319
	5.00% May 15, 2039
23,097	Ginnie Mae	24,528
	7.50% October 15, 2013
12,341	Ginnie Mae	14,034
	9.00% July 15, 2018
4,398,172	Ginnie Mae	4,607,839
	5.00% June 15, 2033
3,481,966	Ginnie Mae	3,530,353
	4.50% August 15, 2039
5,731	Ginnie Mae II	6,562
	9.50% May 20, 2022
1,209,767	Ginnie Mae II	1,263,008
	5.00% February 20, 2034
7,194	Ginnie Mae II	8,101
	7.50% December 20, 2028
2,276,598	Ginnie Mae II	2,472,207
	6.00% December 20, 2033
11,179	Ginnie Mae II	12,811
	8.00% November 20, 2023
15,632	Ginnie Mae II	17,604
	7.50% October 20, 2028
1,168,609	Ginnie Mae II	1,218,091
	5.00% December 20, 2035
786,162	Ginnie Mae II	832,325
	5.50% May 20, 2039
867,969	Ginnie Mae II	902,035
	5.00% February 20, 2039
1,273,364	Ginnie Mae II	1,330,616
	5.00% October 20, 2033
853,890	Ginnie Mae II	887,424
	5.00% June 20, 2039
881,592	Ginnie Mae II	936,934
	5.50% April 20, 2035
624,340	Ginnie Mae II	663,533
	5.50% February 20, 2035
1,204,062	Ginnie Mae II	1,281,086
	5.50% November 20, 2034
		$298,682,782

Agency Asset Backed --- 0.06%
237,437	Freddie Mac †	222,746
	Series T-34 Class A1V
	0.49% July 25, 2031
		$222,746

Agency Mortgage Backed --- 4.00%
1,052	Fannie Mae †	1,051
	Series 2004-W8 Class 1AF
	0.50% June 25, 2044
967,987	Fannie Mae	1,028,184
	Series 2004-W1 Class 1A7
	5.68% November 25, 2043
3,261,184	US Department of Veterans Affairs	3,484,372
	Series 2003-1 Class G
	5.75% March 15, 2030
4,769,237	US Department of Veterans Affairs	5,009,189
	Series 2008-1 Class GD
	5.25% January 15, 2032
1,426,668	US Department of Veterans Affairs	1,534,560
	Series 2002-1 Class 1A
	6.00% October 15, 2031
1,343,972	US Department of Veterans Affairs †	1,434,270
	Series 1993-3 Class 1
	5.82% September 15, 2023
2,978,402	US Department of Veterans Affairs	3,270,657
	Series 1996-3 Class 1Z
	6.75% September 15, 2026
		$15,762,283

Banks --- 0.47%
1,475,000	State Street Bank & Trust Co	1,596,502
	5.30% January 15, 2016
250,000	Wells Fargo & Co	248,048
	3.63% April 15, 2015
		$1,844,550

Chemicals --- 0.14%
500,000	Potash Corp of Saskatchewan Inc	540,551
	5.25% May 15, 2014
		$540,551

Commercial Mortgage Backed --- 5.41%
500,000	Bear Stearns Commercial Mortgage Securities Inc	508,179
	Series 2004-PWR5 Class A3
	4.57% July 11, 2042
1,934,532	GS Mortgage Securities Corp II	2,001,688
	Series 2005-GG4 Class AABA
	4.68% July 10, 2039
3,500,000	JP Morgan Chase Commercial Mortgage Securities Corp	3,659,593
	Series 2003-ML1A Class A2
	4.77% March 12, 2039
5,000,000	JP Morgan Chase Commercial Mortgage Securities Corp †	5,176,018
	Series 2005-LPD5 Class A4
	5.18% December 15, 2044
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corp	1,020,351
	Series 2004-CB8 Class A3
	4.01% January 12, 2039
1,180,000	JP Morgan Chase Commercial Mortgage Securities Corp	1,239,689
	Series 2002-C3 Class A2
	4.99% July 12, 2035
1,000,000	Morgan Stanley Capital I †	1,046,671
	Series 2005-IQ10 Class AAB
	5.18% September 15, 2042
2,462,588	Salomon Brothers Mortgage Securities VII	2,539,061
	Series 2001-C1 Class A3
	6.43% December 18, 2035
4,000,000	Wachovia Bank Commercial Mortgage Trust	4,153,532
	Series 2004-C10 Class A4
	4.75% February 15, 2041
		$21,344,782

Electric Companies --- 0.24%
393,000	Pnpp II Funding Corp	460,600
	8.83% May 30, 2016
425,000	Westar Energy Inc	468,933
	6.00% July 1, 2014
		$929,533

Financial Services --- 0.90%
250,000	Bank of America Corp	252,085
	4.50% April 1, 2015
1,207,370	BGS CTL	1,184,802
	6.36% June 15, 2033
1,000,000	BlackRock Inc	1,099,989
	6.25% September 15, 2017
500,000	Citigroup Inc	534,152
	6.38% August 12, 2014
500,000	CME Group Index Services LLC ‡	490,108
	4.40% March 15, 2018
		$3,561,136

Foreign Banks --- 0.07%
250,000	Barclays Bank PLC	266,959
	5.20% July 10, 2014
		$266,959

Health Care Related --- 0.26%
500,000	Quest Diagnostics Inc	489,149
	4.75% January 30, 2020
500,000	Roche Holdings Inc ‡	540,064
	5.00% March 1, 2014
		$1,029,213

Insurance Related --- 0.32%
1,000,000	Farmers Insurance Exchange ‡	1,075,407
	8.63% May 1, 2024
210,000	First American Corp	203,021
	5.70% August 1, 2014
		$1,278,428

Investment Bank/Brokerage Firm --- 0.37%
500,000	Jefferies Group Inc	554,672
	8.50% July 15, 2019
250,000	Morgan Stanley	270,034
	6.00% May 13, 2014
602,500	Xstrata Finance Canada Ltd ‡	628,617
	5.80% November 15, 2016
		$1,453,323

Leisure & Entertainment --- 0.07%
250,000	Hasbro Inc	274,297
	6.13% May 15, 2014
		$274,297

Miscellaneous --- 0.06%
250,000	Brambles USA Inc ‡	251,342
	5.35% April 1, 2020
		$251,342

Oil & Gas --- 0.50%
500,000	Gulfstream Natural Gas System LLC ‡	561,735
	6.95% June 1, 2016
250,000	Husky Energy Inc	272,070
	5.90% June 15, 2014
500,000	Marathon Oil Corp	560,589
	6.50% February 15, 2014
250,000	Smith International Inc	297,857
	8.63% March 15, 2014
250,000	Sunoco Logistics Partners Operations LP	289,921
	8.75% February 15, 2014
		$1,982,172

Other Asset-Backed --- 2.55%
1,500,000	ACE Securities Corp ‡	997,392
	Series 2007-D1 Class A2
	6.34% February 25, 2038
250,000	Citicorp Residential Mortgage Trust	233,568
	Series 2006-2 Class A4
	5.78% September 25, 2036
1,900,176	Citicorp Residential Mortgage Trust	1,779,572
	Series 2006-2 Class A6
	5.67% September 25, 2036
950,275	Citigroup Residential Mortgage Trust	917,968
	Series 2006-1 Class A6
	5.84% July 25, 2036
696,674	Countrywide Asset Backed Certificates	348,337
	Series 2006-S8 Class A6
	5.51% April 25, 2036
2,000,000	Discover Card Master Trust I	2,191,136
	Series 2007-A1 Class A1
	5.65% March 16, 2020
2,700,000	HSBC Home Equity Loan Trust	2,656,452
	Series 2007-2 Class A3F
	5.81% July 20, 2036
800,000	Residential Funding Mortgage Securities II Inc	613,250
	Series 2006-HI5 Class A3
	5.50% August 25, 2025
410,000	Residential Funding Mortgage Securities II Inc	301,777
	Series 2006-HI2 Class A3
	5.79% February 25, 2036
		$10,039,452

Pollution Control --- 0.07%
250,000	Waste Management Inc	279,761
	6.38% March 11, 2015
		$279,761

Real Estate --- 0.13%
500,000	Duke Realty LP	508,899
	6.75% March 15, 2020
		$508,899

U.S. Governments --- 4.27%
3,000,000	United States of America	2,917,266
	2.75% November 30, 2016
1,500,000	United States of America	1,447,383
	3.38% November 15, 2019
1,000,000	United States of America	993,130
	2.38% February 28, 2015
3,000,000	United States of America	2,948,907
	3.63% February 15, 2020
2,000,000	United States of America	2,137,500
	4.13% August 31, 2012
2,000,000	United States of America	2,208,124
	4.75% May 15, 2014
1,000,000	United States of America	998,672
	2.38% October 31, 2014
3,000,000	United States of America	3,177,186
	3.63% December 31, 2012
		$16,828,168

Whole Loan --- 0.56%
128,350	Cendant Mortgage Corp	129,106
	Series 2003-9 Class 1A6
	5.25% November 25, 2033
267,578	Chase Mortgage Finance Corp	265,790
	Series 2004-S2 Class 2A9
	5.00% February 25, 2034
448,954	Chase Mortgage Finance Corp	461,686
	Series 2002-S6 Class 2A1
	6.00% May 25, 2017
1,333,082	Master Asset Securitization Trust	1,338,289
	Series 2003-7 Class 4A33
	5.25% September 25, 2033
		$2,194,871

TOTAL BONDS --- 98.43%		$388,001,767
(Cost $376,088,853)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

Joint Repurchase Agreements

3,870,000	Undivided interest of 35.82% in a repurchase agreement (Principal Amount/Value $10,805,000 with a maturity value of $10,805,015) with Bank of America, 0.05%, dated 3/31/10, to be repurchased at $3,870,005 on 04/01/10.	3,870,000

2,500,000	Undivided interest of 100.00% in a repurchase agreement (Principal Amount/Value $2,500,000 with a maturity value of $2,500,135) with Credit Suisse, 0.13%, dated 3/29/10, to be repurchased at $2,500,135 on 04/13/10, collateralized by Freddie Mac, 5.00%, 2/01/34, with a value of $2,550,029.	2,500,000

TOTAL SHORT-TERM INVESTMENTS --- 1.62%		$6,370,000
(Cost $6,370,000)

OTHER ASSETS & LIABILITIES --- (0.05%)		$(182,165)

TOTAL NET ASSETS --- 100%		$394,189,602
(Cost $382,458,853)

Legend

†	Represents the current interest rate for variable rate security.
‡
The Maxim U.S. Government Mortgage Securities Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2010 were $5,033,689, $4,544,665 and 1.15%, respectively.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total
Assets
Bonds
Commercial mortgage-backed	$-	$21,344,782	$-	$21,344,782
Corporate	-	14,200,164	-	14,200,164
Residential mortgage-backed	-	316,639,936	-	316,639,936
U.S. government	-	25,554,687	-	25,554,687
Other debt	-	10,262,198	-	10,262,198
Short-term Investments	-	6,370,000	-	6,370,000
Total	$-	$394,371,767	$-	$394,371,767

At March 31, 2010 the U.S. Federal income tax cost basis was $382,004,965.  The Maxim U.S. Government Mortgage Securities Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $14,006,257 and gross depreciation of securities in which there was an excess of tax cost over value of $1,639,455, resulting in net appreciation of $12,366,802.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 2.88%
20,980	AAR Corp * †	520,724
7,957	Aerovironment Inc * †	207,757
4,855	American Science & Engineering Inc	363,737
6,942	Applied Signal Technology Inc	135,924
13,722	Ceradyne Inc †	311,352
8,373	Cubic Corp	301,428
24,659	Curtiss-Wright Corp	858,133
16,058	Esterline Technologies Corp †	793,747
27,744	GenCorp Inc * †	159,805
24,421	Moog Inc Class A †	864,992
30,682	Orbital Sciences Corp †	583,265
8,633	Stanley Inc †	244,228
19,493	Teledyne Technologies Inc †	804,476
8,977	Triumph Group Inc	629,198
		$6,778,766

Agriculture --- 0.17%
44,351	Darling International Inc †	397,385
		$397,385

Air Freight --- 0.42%
15,463	Forward Air Corp	406,677
20,510	Hub Group Inc Class A †	573,870
		$980,547

Airlines --- 0.38%
8,098	Allegiant Travel Co †	468,550
30,201	SkyWest Inc	431,270
		$899,820

Auto Parts & Equipment --- 0.26%
10,086	Drew Industries Inc †	222,094
17,966	Spartan Motors Inc	100,610
9,947	Standard Motor Products Inc	98,674
12,151	Superior Industries International Inc	195,388
		$616,766

Automobiles --- 0.10%
15,593	Winnebago Industries Inc †	227,814
		$227,814

Banks --- 6.24%
7,031	Bank of the Ozarks Inc	247,421
34,731	Boston Private Financial Holdings Inc	255,967
8,586	City Holding Co	294,414
15,020	Columbia Banking System Inc	305,056
17,478	Community Bank System Inc	398,149
49,656	East West Bancorp Inc	865,008
40,120	First BanCorp *	96,689
41,170	First Commonwealth Financial Corp	276,251
26,444	First Financial Bancorp	470,439
11,227	First Financial Bankshares Inc *	578,752
39,888	First Midwest Bancorp Inc	540,482
37,978	Glacier Bancorp Inc	578,405
15,284	Hancock Holding Co	639,024
28,312	Hanmi Financial Corp * †	67,949
10,440	Home Bancshares Inc	276,034
11,191	Independent Bank Corp (MA)	275,970
17,048	Nara Bancorp Inc †	149,341
67,877	National Penn Bancshares Inc	468,351
18,326	NBT Bancorp Inc	418,749
46,967	Old National Bancorp	561,256
17,631	Pinnacle Financial Partners Inc †	266,404
31,237	PrivateBancorp Inc	427,947
13,046	S&T Bancorp Inc *	272,661
21,853	Signature Bank †	809,654
8,339	Simmons First National Corp	229,906
114,157	South Financial Group Inc	78,917
14,363	Sterling Bancorp	144,348
53,072	Sterling Bancshares Inc	296,142
63,677	Susquehanna Bancshares Inc	624,671
4,055	Tompkins Financial Corp	147,926
16,117	UMB Financial Corp	654,350
61,589	Umpqua Holdings Corp	816,670
20,596	United Bankshares Inc *	540,027
43,296	United Community Banks Inc	190,935
51,935	Whitney Holding Corp	716,184
10,622	Wilshire Bancorp Inc *	117,161
16,237	Wintrust Financial Corp	604,179
		$14,701,789

Biotechnology --- 1.98%
14,572	ArQule Inc †	83,935
14,945	Cambrex Corp †	60,527
31,220	Cubist Pharmaceuticals Inc †	703,699
9,519	Dionex Corp †	711,831
8,770	Emergent Biosolutions Inc †	147,248
17,454	Enzo Biochem Inc †	105,073
22,219	eResearchTechnology Inc †	153,533
7,834	Kendle International Inc †	136,938
17,743	Martek Biosciences Corp †	399,395
31,278	PAREXEL International Corp †	729,090
34,718	Regeneron Pharmaceuticals Inc †	919,680
36,084	Savient Pharmaceuticals Inc †	521,414
		$4,672,363

Broadcast/Media --- 0.16%
14,166	Arbitron Inc *	377,666
		$377,666

Building Materials --- 0.98%
6,568	AAON Inc	148,568
14,987	Apogee Enterprises Inc	236,945
16,136	Gibraltar Industries Inc †	203,475
23,814	Griffon Corp †	296,722
9,530	NCI Building Systems Inc †	105,211
20,421	Quanex Building Products Corp	337,559
20,754	Simpson Manufacturing Co Inc	576,131
10,332	Universal Forest Products Inc	397,989
		$2,302,600

Chemicals --- 2.05%
14,084	A Schulman Inc	344,635
11,342	American Vanguard Corp	92,437
13,529	Arch Chemicals Inc	465,262
15,098	Balchem Corp	372,166
30,165	Calgon Carbon Corp †	516,425
26,241	HB Fuller Co	609,054
6,308	NewMarket Corp	649,661
16,463	OM Group Inc †	557,766
6,036	Penford Corp	61,869
49,876	PolyOne Corp †	510,730
5,841	Quaker Chemical Corp	158,350
4,086	Stepan Co	228,367
11,566	Zep Inc	253,064
		$4,819,786

Communications - Equipment --- 2.20%
67,487	Arris Group Inc †	810,519
6,140	Bel Fuse Inc Class B	123,721
9,386	Black Box Corp	288,713
22,407	Blue Coat Systems Inc †	695,513
15,238	Comtech Telecommunications Corp †	487,464
13,016	Digi International Inc †	138,490
8,067	EMS Technologies Inc †	133,912
52,105	Harmonic Inc †	328,783
18,801	NETGEAR Inc †	490,706
16,329	Network Equipment Technologies Inc †	89,973
9,534	PC-Tel Inc †	58,920
23,053	Symmetricom Inc †	134,399
36,319	Tekelec †	659,553
6,884	Tollgrade Communications Inc †	43,301
20,479	ViaSat Inc †	708,778
		$5,192,745

Computer Hardware & Systems --- 0.96%
64,549	Adaptec Inc †	211,075
14,941	Avid Technology Inc †	205,887
12,347	Compellent Technologies Inc †	216,690
12,814	Hutchinson Technology Inc †	79,959
26,559	Intermec Inc †	376,607
11,553	Intevac Inc †	159,662
16,262	Novatel Wireless Inc †	109,443
15,508	Smith Micro Software Inc †	137,091
10,941	Stratasys Inc * †	266,742
17,911	Synaptics Inc * †	494,523
		$2,257,679

Computer Software & Services --- 3.89%
23,998	Blackbaud Inc	604,510
22,938	CommVault Systems Inc †	489,726
12,999	comScore Inc †	216,953
23,126	Concur Technologies Inc † ~	948,397
21,570	DealerTrack Holdings Inc †	368,416
16,173	Ebix Inc * †	258,283
24,899	Epicor Software Corp †	238,034
17,426	EPIQ Systems Inc †	216,605
18,553	InfoSpace Inc †	205,011
6,901	Interactive Intelligence Inc †	128,980
24,340	j2 Global Communications Inc †	569,556
19,135	JDA Software Group Inc †	532,336
15,801	Knot Inc †	123,564
12,041	Manhattan Associates Inc †	306,805
18,262	Netscout Systems Inc †	270,095
16,145	Perficient Inc †	181,954
18,151	Phoenix Technologies Ltd †	58,446
22,223	Progress Software Corp †	698,469
14,466	Radiant Systems Inc †	206,430
16,548	Sonic Solutions Inc †	155,055
44,847	Take-Two Interactive Software Inc †	441,743
20,672	Taleo Corp †	535,611
36,150	THQ Inc †	253,411
14,973	Tyler Technologies Inc †	280,594
45,856	United Online Inc	343,003
23,044	Websense Inc †	524,712
		$9,156,699

Conglomerates --- 0.16%
6,520	Standex International Corp	168,020
11,626	Tredegar Corp	198,572
		$366,592

Containers --- 0.47%
14,870	Myers Industries Inc	155,838
20,888	Rock-Tenn Co Class A ~	951,866
		$1,107,704

Cosmetics & Personal Care --- 0.01%
8,475	Mannatech Inc *	28,306
		$28,306

Distributors --- 0.83%
20,096	Applied Industrial Technologies Inc	499,386
10,195	Audiovox Corp Class A †	79,317
13,913	Kaman Corp	347,964
2,006	Lawson Products Inc	31,033
17,400	Watsco Inc ~	989,712
		$1,947,412

Electric Companies --- 0.94%
16,142	ALLETE Inc	540,434
6,165	Central Vermont Public Service Corp	124,348
23,678	El Paso Electric Co †	487,767
16,137	UIL Holdings Corp	443,767
19,361	UniSource Energy Corp	608,710
		$2,205,026

Electronic Instruments & Equipment --- 5.43%
23,365	Acuity Brands Inc ~	986,237
10,593	Agilysys Inc	118,324
15,544	Anixter International Inc †	728,236
12,270	AO Smith Corp	645,034
6,590	AZZ Inc	223,072
22,585	Baldor Electric Co	844,679
25,129	Belden Inc	690,042
34,292	Benchmark Electronics Inc †	711,216
28,207	Brady Corp Class A	877,802
37,242	Brightpoint Inc †	280,432
21,076	Checkpoint Systems Inc †	466,201
21,170	Cognex Corp	391,433
17,843	CTS Corp	168,081
18,150	Daktronics Inc *	138,303
9,446	DTS Inc †	321,542
14,928	Electro Scientific Industries Inc †	191,228
10,109	Encore Wire Corp	210,267
8,651	FARO Technologies Inc †	222,763
13,402	Gerber Scientific Inc †	83,226
13,918	II-VI Inc †	470,985
24,763	Insight Enterprises Inc †	355,597
7,392	Keithley Instruments Inc	48,787
11,612	Littelfuse Inc †	441,372
9,688	LoJack Corp †	40,011
16,766	Magnetek Inc †	28,167
8,881	MTS Systems Corp	257,815
19,641	Newport Corp †	245,513
11,090	Park Electrochemical Corp	318,727
21,412	Plexus Corp †	771,474
4,603	Powell Industries Inc †	149,736
12,361	RadiSys Corp †	110,755
8,431	Rogers Corp †	244,583
14,181	ScanSource Inc †	408,129
11,366	SYNNEX Corp †	335,979
22,317	Technitrol Inc *	117,834
10,710	Vicor Corp * †	147,905
		$12,791,487

Electronics - Semiconductor --- 5.49%
13,783	Actel Corp †	190,895
17,763	Advanced Energy Industries Inc †	294,155
17,040	ATMI Inc †	329,042
34,857	Brooks Automation Inc †	307,439
12,708	Cabot Microelectronics Corp †	480,744
12,340	Cohu Inc	169,922
16,175	Cymer Inc †	603,327
87,183	Cypress Semiconductor Corp † ~	1,002,605
18,631	Diodes Inc †	417,334
12,539	DSP Group Inc †	104,450
22,955	Exar Corp †	161,833
20,424	FEI Co †	467,914
11,561	Hittite Microwave Corp †	508,337
34,882	Kopin Corp †	129,063
37,705	Kulicke & Soffa Industries Inc †	273,361
23,253	Micrel Inc	247,877
44,658	Microsemi Corp †	774,370
26,689	MKS Instruments Inc †	522,838
13,488	Pericom Semiconductor Corp †	144,456
16,352	Rudolph Technologies Inc †	140,137
14,376	Sigma Designs Inc * †	168,630
94,532	Skyworks Solutions Inc † ~	1,474,699
11,899	Standard Microsystems Corp †	277,009
6,932	Supertex Inc †	177,390
26,841	Tessera Technologies Inc †	544,335
82,656	TriQuint Semiconductor Inc †	578,592
12,456	Ultratech Inc †	169,402
40,000	Varian Semiconductor Equipment Associates Inc † ~	1,324,800
21,490	Veeco Instruments Inc * †	934,815
		$12,919,771

Engineering & Construction --- 1.34%
20,456	Comfort Systems USA Inc	255,495
20,437	Dycom Industries Inc †	179,233
23,599	Eagle Materials Inc	626,318
35,637	EMCOR Group Inc †	877,739
32,365	Headwaters Inc †	148,555
21,084	Insituform Technologies Inc Class A †	561,045
14,953	Texas Industries Inc *	510,944
		$3,159,329

Financial Services --- 0.21%
9,038	Portfolio Recovery Associates Inc * †	495,915
		$495,915

Food & Beverages --- 2.08%
9,778	Andersons Inc	327,367
5,413	Boston Beer Co Inc Class A †	282,883
6,205	Calavo Growers Inc *	113,179
6,821	Cal-Maine Foods Inc *	231,164
11,390	Diamond Foods Inc	478,836
22,025	Hain Celestial Group Inc †	382,134
7,643	J&J Snack Foods Corp	332,241
17,112	Lance Inc	395,801
6,741	Nash Finch Co	226,835
9,444	Sanderson Farms Inc	506,293
11,807	Spartan Stores Inc	170,257
18,491	TreeHouse Foods Inc †	811,200
23,201	United Natural Foods Inc †	652,644
		$4,910,834

Gold, Metals & Mining --- 0.76%
9,045	AM Castle & Co	118,308
13,405	AMCOL International Corp	364,616
10,849	Brush Engineered Materials Inc †	244,862
30,624	Century Aluminum Co †	421,386
4,758	Olympic Steel Inc	155,349
16,017	RTI International Metals Inc †	485,796
		$1,790,317

Health Care Related --- 6.78%
5,700	Air Methods Corp †	193,800
4,283	Almost Family Inc †	161,426
15,223	Amedisys Inc * †	840,614
27,498	AMERIGROUP Corp †	914,033
17,072	AMN Healthcare Services Inc †	150,234
16,668	AmSurg Corp †	359,862
6,361	Bio-Reference Laboratories Inc †	279,693
20,763	Catalyst Health Solutions Inc †	859,173
26,372	Centene Corp †	633,983
12,245	Chemed Corp	665,883
5,233	Computer Programs & Systems Inc	204,506
3,947	Corvel Corp †	141,105
16,133	Cross Country Healthcare Inc †	163,105
30,802	Eclipsys Corp †	612,344
9,370	Genoptix Inc †	332,541
15,802	Gentiva Health Services Inc †	446,881
16,931	Hanger Orthopedic Group Inc †	307,806
26,380	Healthspring Inc †	464,288
18,252	Healthways Inc †	293,310
13,853	HMS Holdings Corp †	706,364
18,232	inVentiv Health Inc †	409,491
7,252	IPC The Hospitalist Co Inc †	254,618
5,064	Landauer Inc	330,274
10,239	LCA-Vision Inc †	85,188
8,093	LHC Group Inc †	271,358
18,597	Magellan Health Services Inc †	808,598
9,758	MedCath Corp * †	102,166
25,293	MEDNAX Inc † ~	1,471,800
6,993	Molina Healthcare Inc †	176,014
6,527	MWI Veterinary Supply Inc †	263,691
17,882	Odyssey HealthCare Inc †	323,843
17,092	Omnicell Inc †	239,801
16,365	PharMerica Corp †	298,170
23,379	Phase Forward Inc †	305,563
31,704	PSS World Medical Inc †	745,361
10,193	Quality Systems Inc *	626,258
13,159	RehabCare Group Inc †	358,846
13,964	Res-Care Inc †	167,428
		$15,969,419

Homebuilding --- 0.34%
9,964	M/I Homes Inc †	145,973
16,967	Meritage Homes Corp †	356,307
3,468	Skyline Corp	64,505
52,099	Standard Pacific Corp †	235,487
		$802,272

Hotels/Motels --- 0.19%
21,149	Interval Leisure Group Inc †	307,929
11,013	Marcus Corp	143,059
		$450,988

Household Goods --- 0.99%
3,229	Blyth Inc	100,906
34,292	Central Garden & Pet Co †	314,115
14,055	Ethan Allen Interiors Inc	289,955
16,497	Helen of Troy Ltd †	429,912
9,463	Kid Brands Inc †	81,855
27,813	La-Z-Boy Inc †	348,775
2,592	National Presto Industries Inc	308,215
7,201	Universal Electronics Inc †	160,870
8,958	WD-40 Co	294,091
		$2,328,694

Insurance Related --- 2.78%
4,788	American Physicians Capital Inc	152,977
9,885	AMERISAFE Inc †	161,817
25,636	Delphi Financial Group Inc Class A	645,002
12,495	eHealth Inc †	196,796
23,742	Employers Holdings Inc	352,569
7,342	Infinity Property & Casualty Corp	333,620
22,357	National Financial Partners Corp †	315,234
7,048	Navigators Group Inc †	277,198
10,943	Presidential Life Corp	109,102
17,442	ProAssurance Corp † ~	1,021,055
9,347	RLI Corp *	532,966
8,127	Safety Insurance Group Inc	306,144
28,662	Selective Insurance Group Inc	475,789
9,842	Stewart Information Services Corp	135,819
24,242	Tower Group Inc	537,445
11,968	United Fire & Casualty Co	215,304
20,394	Zenith National Insurance Corp	781,498
		$6,550,335

Investment Bank/Brokerage Firm --- 1.03%
23,727	Investment Technology Group Inc †	396,004
23,596	LaBranche & Co Inc * †	124,115
22,936	optionsXpress Holdings Inc	373,627
8,531	Piper Jaffray Cos Inc †	343,799
16,623	Stifel Financial Corp †	893,486
15,526	SWS Group Inc	179,015
17,806	TradeStation Group Inc †	124,820
		$2,434,866

Leisure & Entertainment --- 2.09%
6,482	Arctic Cat Inc †	70,330
47,618	Brunswick Corp	760,460
34,770	Callaway Golf Co	306,671
14,971	JAKKS Pacific Inc †	195,372
76,536	Live Nation Entertainment Inc † ~	1,109,772
5,734	Monarch Casino & Resort Inc †	48,968
14,242	Multimedia Games Inc †	55,544
11,638	Nautilus Inc †	35,147
32,441	Pinnacle Entertainment Inc * †	315,975
17,692	Polaris Industries Inc	905,123
26,483	Pool Corp *	599,575
11,252	RC2 Corp †	168,442
28,673	Shuffle Master Inc †	234,832
10,070	Sturm Ruger & Co Inc *	120,739
		$4,926,950

Machinery --- 4.11%
36,540	Actuant Corp Class A	714,357
14,816	Albany International Corp Class A	318,989
10,716	Astec Industries Inc †	310,335
8,085	Badger Meter Inc	311,353
23,072	Barnes Group Inc	448,750
26,944	Briggs & Stratton Corp	525,408
4,815	Cascade Corp	155,091
9,082	CIRCOR International Inc	301,613
27,133	CLARCOR Inc	935,817
10,957	EnPro Industries Inc †	318,630
14,255	ESCO Technologies Inc	453,452
28,084	Gardner Denver Inc ~	1,236,819
15,214	John Bean Technologies Corp	266,854
18,062	Kaydon Corp	679,131
6,637	Lindsay Corp	274,838
9,277	Lydall Inc †	72,825
20,289	Mueller Industries Inc	543,542
17,750	Robbins & Myers Inc	422,805
18,098	Toro Co	889,879
15,818	Watts Water Technologies Inc Class A	491,307
		$9,671,795

Manufacturing --- 0.24%
12,293	Mercury Computer Systems Inc †	168,660
20,080	Methode Electronics Inc	198,792
23,124	TTM Technologies Inc †	205,341
		$572,793

Medical Products --- 3.84%
11,921	Abaxis Inc †	324,132
36,450	Align Technology Inc †	704,943
40,444	American Medical Systems Holdings Inc †	751,450
6,883	Analogic Corp	294,111
6,719	Cantel Medical Corp	133,372
15,538	CONMED Corp †	369,960
24,448	Cooper Cos Inc ~	950,538
15,383	CryoLife Inc †	99,528
12,776	Cyberonics Inc †	244,788
12,404	Greatbatch Inc †	262,841
13,526	Haemonetics Corp †	773,011
6,440	ICU Medical Inc †	221,858
11,131	Integra LifeSciences Holdings Corp †	487,872
17,427	Invacare Corp	462,513
5,841	Kensey Nash Corp †	137,789
21,891	Meridian Bioscience Inc	445,920
14,734	Merit Medical Systems Inc †	224,693
15,209	Natus Medical Inc †	241,975
11,905	Neogen Corp †	298,815
9,772	Osteotech Inc †	38,306
10,089	Palomar Medical Technologies Inc †	109,567
9,368	SurModics Inc * †	196,166
18,738	Symmetry Medical Inc †	188,129
18,162	Theragenics Corp †	30,149
17,824	West Pharmaceutical Services Inc	747,717
11,531	Zoll Medical Corp †	303,957
		$9,044,100

Miscellaneous --- 0.81%
10,700	ATC Technology Corp †	183,612
7,377	Exponent Inc †	210,392
9,954	G&K Services Inc Class A	257,610
23,432	Healthcare Services Group Inc	524,642
19,582	Mobile Mini Inc †	303,325
8,587	School Specialty Inc †	195,011
11,012	Viad Corp	226,297
		$1,900,889

Office Equipment & Supplies --- 0.68%
30,133	Interface Inc Class A	348,940
21,714	Sykes Enterprises Inc †	495,948
12,925	United Stationers Inc †	760,636
		$1,605,524

Oil & Gas --- 5.00%
12,009	BASiC Energy Services Inc * †	92,589
19,349	Bristow Group Inc †	730,038
10,308	CARBO Ceramics Inc	642,601
16,260	Dril-Quip Inc † ~	989,258
7,473	Gulf Island Fabrication Inc	162,538
23,452	Holly Corp	654,545
12,452	Hornbeck Offshore Services Inc †	231,234
64,092	ION Geophysical Corp †	315,333
8,039	Lufkin Industries Inc	636,287
13,797	Matrix Service Co †	148,456
26,824	Oil States International Inc † ~	1,216,200
24,464	Penn Virginia Corp	599,368
10,294	Petroleum Development Corp †	238,512
28,267	PetroQuest Energy Inc †	142,183
28,955	Pioneer Drilling Co †	203,843
12,170	SEACOR Holdings Inc †	981,632
6,136	Seahawk Drilling Inc †	115,663
33,777	St Mary Land & Exploration Co ~	1,175,777
22,745	Stone Energy Corp †	403,724
9,645	Superior Well Services Inc †	129,050
20,213	Swift Energy Co †	621,348
40,731	TETRA Technologies Inc †	497,733
31,966	World Fuel Services Corp	851,574
		$11,779,486

Paper & Forest Products --- 0.69%
20,730	Buckeye Technologies Inc †	271,148
6,138	Clearwater Paper Corp †	302,297
5,726	Deltic Timber Corp	252,230
7,997	Neenah Paper Inc	126,673
9,540	Schweitzer-Mauduit International Inc	453,722
26,198	Wausau Paper Corp †	223,731
		$1,629,801

Personal Loans --- 0.79%
15,918	Cash America International Inc	628,442
26,258	EZCORP Inc Class A †	540,915
14,337	First Cash Financial Services Inc †	309,249
4,640	Rewards Network Inc	62,176
8,859	World Acceptance Corp * †	319,633
		$1,860,415

Pharmaceuticals --- 0.91%
18,835	Par Pharmaceutical Cos Inc †	467,108
29,873	Salix Pharmaceuticals Ltd † ~	1,112,769
41,739	ViroPharma Inc †	568,903
		$2,148,780

Pollution Control --- 0.55%
25,180	ABM Industries Inc	533,816
33,208	Tetra Tech Inc †	765,112
		$1,298,928

Printing & Publishing --- 0.28%
21,120	Bowne & Co Inc	235,699
5,971	Consolidated Graphics Inc †	247,259
15,624	EW Scripps Co †	132,023
7,142	Standard Register Co	38,210
		$653,191

Real Estate --- 6.62%
21,637	Acadia Realty Trust REIT	386,437
53,466	BioMed Realty Trust Inc REIT	884,328
29,231	Cedar Shopping Centers Inc REIT	231,217
35,745	Colonial Properties Trust REIT	460,396
66,890	DiamondRock Hospitality Co REIT	676,258
14,449	EastGroup Properties Inc REIT	545,305
23,022	Entertainment Properties Trust REIT ~	946,895
46,715	Extra Space Storage Inc REIT	592,346
19,631	Forestar Group Inc †	370,633
36,498	Franklin Street Properties Corp REIT *	526,666
33,050	Healthcare Realty Trust Inc REIT	769,734
18,821	Home Properties Inc REIT	880,823
38,711	Inland Real Estate Corp REIT	354,206
23,206	Kilroy Realty Corp REIT	715,673
33,209	Kite Realty Group Trust REIT	157,078
37,142	LaSalle Hotel Properties REIT	865,409
59,545	Lexington Realty Trust REIT *	387,638
12,582	LTC Properties Inc REIT	340,469
43,347	Medical Properties Trust Inc REIT *	454,276
15,661	Mid-America Apartment Communities Inc REIT	811,083
44,619	National Retail Properties Inc REIT ~	1,018,652
11,586	Parkway Properties Inc REIT	217,585
21,452	Pennsylvania Real Estate Investment Trust REIT *	267,506
26,182	Post Properties Inc REIT	576,528
9,724	PS Business Parks Inc REIT	519,262
14,831	Sovran Self Storage Inc REIT	517,009
21,763	Tanger Factory Outlet Centers Inc REIT	939,291
11,641	Urstadt Biddle Properties Inc REIT	184,044
		$15,596,747

Restaurants --- 2.65%
11,429	BJ's Restaurants Inc †	266,296
9,612	Buffalo Wild Wings Inc †	462,433
12,677	California Pizza Kitchen Inc †	212,847
11,966	CEC Entertainment Inc †	455,785
29,517	CKE Restaurants Inc	326,753
12,328	Cracker Barrel Old Country Store Inc	571,773
8,222	DineEquity Inc †	325,016
29,760	Jack In The Box Inc †	700,848
4,273	Landry's Restaurants Inc * †	76,572
10,194	O'Charley's Inc †	91,134
11,241	Papa John's International Inc †	289,006
6,954	Peet's Coffee & Tea Inc †	275,726
12,357	PF Chang's China Bistro Inc * †	545,314
8,453	Red Robin Gourmet Burgers Inc †	206,591
34,486	Ruby Tuesday Inc †	364,517
11,345	Ruth's Hospitality Group Inc †	60,129
32,960	Sonic Corp †	364,208
656	Steak N Shake Co †	250,113
27,830	Texas Roadhouse Inc †	386,559
		$6,231,620

Retail --- 6.39%
11,334	Big 5 Sporting Goods Corp	172,503
7,768	Blue Nile Inc * †	427,395
23,134	Brown Shoe Co Inc	358,114
13,582	Buckle Inc *	499,274
21,528	Cabela's Inc * †	376,525
27,406	Casey's General Stores Inc	860,548
15,967	Cato Corp Class A	342,332
14,753	Children's Place Retail Stores Inc †	657,246
18,976	Christopher & Banks Corp	151,808
32,130	Dress Barn Inc †	840,521
30,519	Finish Line Inc Class A	498,070
21,013	Fred's Inc Class A	251,736
12,815	Genesco Inc †	397,393
15,870	Great Atlantic & Pacific Tea Co Inc * †	121,723
13,208	Group 1 Automotive Inc †	420,807
16,133	Gymboree Corp †	832,947
10,181	Haverty Furniture Cos Inc	166,154
15,460	Hibbett Sports Inc †	395,467
23,342	HOT Topic Inc †	151,723
21,456	HSN Inc †	631,665
14,436	Jo-Ann Stores Inc †	606,023
9,859	Jos A Bank Clothiers Inc †	538,794
11,193	Lithia Motors Inc Class A †	71,635
8,413	Lumber Liquidators Holdings Inc †	224,375
11,594	MarineMax Inc †	124,751
28,153	Men's Wearhouse Inc	673,983
7,771	Midas Inc †	87,657
10,517	Monro Muffler Brake Inc	376,088
16,525	NutriSystem Inc *	294,310
45,569	OfficeMax Inc †	748,243
24,936	Pep Boys - Manny Moe & Jack *	250,607
12,351	PetMed Express Inc *	273,822
21,226	Sonic Automotive Inc †	233,486
20,363	Stage Stores Inc	313,387
5,907	Stamps.com Inc †	59,661
14,076	Stein Mart Inc †	127,106
19,422	Tractor Supply Co ~	1,127,447
17,165	Tuesday Morning Corp †	113,117
11,740	Zale Corp * †	32,168
10,997	Zumiez Inc * †	225,329
		$15,055,940

Savings & Loans --- 0.39%
24,426	Bank Mutual Corp	158,769
31,859	Brookline Bancorp Inc	338,980
13,394	Dime Community Bancshares	169,166
41,019	TrustCo Bank Corp NY *	253,087
		$920,002

Shoes --- 1.50%
46,215	Crocs Inc †	405,305
6,929	Deckers Outdoor Corp †	956,202
38,467	Iconix Brand Group Inc †	590,853
14,258	K-Swiss Inc Class A †	149,139
18,071	Skechers USA Inc Class A †	656,339
26,812	Wolverine World Wide Inc	781,838
		$3,539,676

Specialized Services --- 3.98%
12,024	Administaff Inc	256,592
9,719	American Public Education Inc †	452,905
16,225	CACI International Inc Class A †	792,591
7,834	Capella Education Co †	727,309
6,871	CDI Corp	100,729
36,668	CIBER Inc †	137,138
16,767	Coinstar Inc * †	544,928
19,227	CSG Systems International Inc †	402,998
37,999	CyberSource Corp †	670,302
7,933	Forrester Research Inc †	238,545
27,818	Geo Group Inc †	551,353
20,248	Heartland Payment Systems Inc	376,613
9,132	Heidrick & Struggles International Inc	255,970
33,515	Hillenbrand Inc	736,995
9,395	Integral Systems Inc †	90,474
14,376	Kelly Services Inc Class A †	239,504
9,302	MAXIMUS Inc	566,771
3,589	NCI Inc Class A †	108,495
19,645	On Assignment Inc †	140,069
3,607	Pre-Paid Legal Services Inc †	136,525
27,907	SFN Group Inc †	223,535
6,280	StarTek Inc * †	43,646
17,039	TeleTech Holdings Inc †	291,026
23,752	TrueBlue Inc †	368,156
10,957	Universal Technical Institute Inc †	250,039
6,170	Volt Information Sciences Inc †	62,996
20,582	Wright Express Corp †	619,930
		$9,386,134

Telephone & Telecommunications --- 0.58%
14,553	Cbeyond Inc †	199,085
23,507	General Communication Inc Class A †	135,635
17,788	Iowa Telecommunications Services Inc	297,060
1,060	Metrocall Inc (rights) † §	0
18,158	Neutral Tandem Inc †	290,165
16,279	NTELOS Holdings Corp	289,603
11,921	USA Mobility Inc	151,039
		$1,362,587

Textiles --- 1.39%
31,686	Carter's Inc †	955,333
50,774	Liz Claiborne Inc * †	377,251
11,581	Maidenform Brands Inc †	253,045
9,430	Movado Group Inc	106,370
7,313	Oxford Industries Inc	148,673
5,519	Perry Ellis International Inc †	125,005
69,431	Quiksilver Inc †	328,409
13,555	True Religion Apparel Inc * †	411,530
7,651	Unifirst Corp	394,027
8,733	Volcom Inc †	170,468
		$3,270,111

Tobacco --- 0.10%
47,676	Alliance One International Inc * †	242,671
		$242,671

Transportation --- 0.87%
13,646	Arkansas Best Corp	407,743
28,358	Heartland Express Inc	467,907
31,414	Knight Transportation Inc	662,521
15,072	Old Dominion Freight Line Inc †	503,254
		$2,041,425

Utilities --- 2.27%
29,507	Avista Corp	611,090
8,529	CH Energy Group Inc	348,324
11,831	Laclede Group Inc	398,941
22,295	New Jersey Resources Corp	837,400
14,281	Northwest Natural Gas Co	665,495
39,340	Piedmont Natural Gas Co Inc ~	1,084,997
16,056	South Jersey Industries Inc	674,192
24,353	Southwest Gas Corp	728,642
		$5,349,081

Water --- 0.15%
9,992	American States Water Co	346,722
		$346,722

TOTAL COMMON STOCK --- 99.38%		$234,077,060
(Cost $238,783,164)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

5,646,000	Federal Home Loan Bank	5,646,000
	0.01% April 1, 2010
345,000	United States of America	344,902
	0.15% June 10, 2010

TOTAL SHORT-TERM INVESTMENTS --- 2.54%		$5,990,902
(Cost $5,990,902)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

3,239,884	Household Bank Securities Inc	3,239,884
	Repurchase Agreement
	0.01% April 1, 2010
3,174,886	BNP Paribas Securities Corp	3,174,887
	Repurchase Agreement
	0.01% April 1, 2010
3,239,884	Bank of America LLC	3,239,884
	Repurchase Agreement
	0.02% April 1, 2010
3,241,884	Barclays Capital Inc	3,241,884
	Repurchase Agreement
	0.01% April 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 5.48%		$12,896,539
(Cost $12,896,539)

OTHER ASSETS & LIABILITIES --- (7.40%)		$(17,428,389)

TOTAL NET ASSETS --- 100%		$235,536,112
(Cost $257,670,605)
At March 31, 2010, the Portfolio had the following outstanding future contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
Russell 2000 Mini Long Futures	23	$1,557,330	June 2010	$55

Net Unrealized Appreciation/(Depreciation) on futures contracts is included in “Other Assets and Liabilities”.

Legend

*	A portion or all of the security is on loan at March 31, 2010.
†	Non-income Producing Security
REIT	Real Estate Investment Trust
~	Collateral or Segregated Assets for Futures.
§	Security has no market value at March 31, 2010.
The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Common Stock
Aerospace & defense		6,778,766		-		-		6,778,766
Agriculture		397,385		-		-		397,385
Air freight		980,547		-		-		980,547
Airlines		899,820		-		-		899,820
Auto parts & equipment		616,766		-		-		616,766
Automobiles		227,814		-		-		227,814
Banks		14,701,789		-		-		14,701,789
Biotechnology		4,672,363		-		-		4,672,363
Broadcast/media		377,666		-		-		377,666
Building materials		2,302,600		-		-		2,302,600
Chemicals		4,819,786		-		-		4,819,786
Communications - equipment		5,192,745		-		-		5,192,745
Computer hardware &
systems		2,257,679		-		-		2,257,679
Computer software &
services		9,156,699		-		-		9,156,699
Conglomerates		366,592		-		-		366,592
Containers		1,107,704		-		-		1,107,704
Cosmetics & personal care		28,306		-		-		28,306
Distributors		1,947,412		-		-		1,947,412
Electric companies		2,205,026		-		-		2,205,026
Electronic instruments &
equipment		12,791,487		-		-		12,791,487
Electronics - semiconductor		12,919,771		-		-		12,919,771
Engineering & construction		3,159,329		-		-		3,159,329
Financial services		495,915		-		-		495,915
Food & beverages		4,910,834		-		-		4,910,834
Gold, metals & mining		1,790,317		-		-		1,790,317
Health care related		15,969,419		-		-		15,969,419
Homebuilding		802,272		-		-		802,272
Hotels/motels		450,988		-		-		450,988
Household goods		2,328,694		-		-		2,328,694
Insurance related		6,550,335		-		-		6,550,335
Investment bank/brokerage
firm		2,434,866		-		-		2,434,866
Leisure & entertainment		4,926,950		-		-		4,926,950
Machinery		9,671,795		-		-		9,671,795
Manufacturing		572,793		-		-		572,793
Medical products		9,044,100		-		-		9,044,100
Miscellaneous		1,900,889		-		-		1,900,889
Office equipment & supplies		1,605,524		-		-		1,605,524
Oil & gas		11,779,486		-		-		11,779,486
Paper & forest products		1,629,801		-		-		1,629,801
Personal loans		1,860,415		-		-		1,860,415
Pharmaceuticals		2,148,780		-		-		2,148,780
Pollution control		1,298,928		-		-		1,298,928
Printing & publishing		653,191		-		-		653,191
Real estate		15,596,747		-		-		15,596,747
Restaurants		6,231,620		-		-		6,231,620
Retail		15,055,940		-		-		15,055,940
Savings & loans		920,002		-		-		920,002
Shoes		3,539,676		-		-		3,539,676
Specialized services		9,386,134		-		-		9,386,134
Telephone &
telecommunications		1,362,587		-		-		1,362,587
Textiles		3,270,111		-		-		3,270,111
Tobacco		242,671		-		-		242,671
Transportation		2,041,425		-		-		2,041,425
Utilities		5,349,081		-		-		5,349,081
Water		346,722		-		-		346,722
Short-term Investments		12,896,539		5,990,902		-		18,887,441
Total Assets		246,973,599		5,990,902		-		252,964,501
Liabilities
Other Financial Instruments*		8,494		-		-		8,494
Total Liabilities		8,494		-		-		8,494
Total		$246,965,105		$5,990,902		$-		$252,956,007

*Other financial instruments consist of futures.  Futures are reported at their variation margin as of March 31, 2010.

At March 31, 2010, the U.S. Federal income tax cost basis was $261,129,016.  The Maxim Index 600 Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $30,660,521 and gross depreciation of securities in which there was an excess of tax cost over value of $38,825,036, resulting in net depreciation of $8,164,515.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense --- 1.09%
105,000	Alliant Techsystems Inc	122,194
	3.00% August 15, 2024
150,000	L-3 Communications Corp	157,875
	3.00% August 1, 2035
25,000	L-3 Communications Corp	25,656
	6.38% October 15, 2015
105,000	L-3 Communications Corp	106,838
	5.88% January 15, 2015
55,000	TransDigm Inc *	56,375
	7.75% July 15, 2014
240,000	TransDigm Inc	245,400
	7.75% July 15, 2014
90,000	Triumph Group Inc	90,000
	8.00% November 15, 2017
		$804,338

Auto Parts & Equipment --- 2.17%
125,000	Affinia Group Inc *	136,250
	10.75% August 15, 2016
372,800	Allison Transmission Inc *	397,964
	11.25% November 1, 2015
55,000	American Axle & Manufacturing Inc	51,287
	7.88% March 1, 2017
185,000	Goodyear Tire & Rubber Co	199,800
	10.50% May 15, 2016
135,000	Lear Corp	137,194
	8.13% March 15, 2020
30,000	Lear Corp	30,338
	7.88% March 15, 2018
110,000	Tenneco Inc	112,475
	8.13% November 15, 2015
215,000	TRW Automotive Inc	278,776
	6.38% March 15, 2014
150,000	TRW Automotive Inc * ~	194,494
	6.38% March 15, 2014
30,000	Visteon Corp * † @	31,800
	12.25% December 31, 2016
25,000	Visteon Corp † @	24,000
	7.00% March 10, 2014
		$1,594,378

Automobiles --- 0.42%
75,000	Ford Motor Co	112,219
	4.25% November 15, 2016
275,000	Motors Liquidation Co † @	101,750
	8.25% July 15, 2023
245,000	Motors Liquidation Co † ‡ @	91,875
	8.38% July 15, 2033
		$305,844

Bank Loans --- 3.27%
155,000	Ardent Health TLB ~	152,985
	5.44% February 19, 2016
85,000	Cengage Learning Acquisitions Inc §	74,800
	3.19% July 3, 2014
249,616	Claire's Stores Inc §	219,038
	3.19% May 29, 2014
80,456	Clear Channel Communications Inc §	65,144
	4.83% January 29, 2016
675	Federal Mogul Corp §	25
	2.22% December 27, 2015
60,000	Harrah's Operating Co Inc	61,992
	7.75% October 15, 2016
84,788	Hub International Holdings Inc	83,982
	5.14% June 13, 2014
87,500	Ineos Holdings Ltd	85,777
	5.44% December 16, 2014
87,500	Ineos Holdings Ltd	85,777
	4.94% December 16, 2013
205,000	Lyondell Chemical Co § ~	217,915
	5.13% June 3, 2010
40,271	Manitowoc Co Inc §	39,491
	4.75% April 14, 2013
44,888	Meg Energy Corp	44,293
	4.25% April 3, 2016
9,959	QVC Inc §	9,959
	4.94% March 30, 2014
110,000	Revlon Consumer Products ~	108,694
	4.44% August 15, 2015
95,000	Reynolds Consumer Products Inc	95,792
	4.81% November 2, 2015
270,000	Six Flags Theme Parks ~	267,300
	4.04% June 13, 2016
314,773	Swift Transportation Co Inc §	300,433
	5.50% May 10, 2014
315,000	Texas Competitive Electric Holdings Co LLC §	255,323
	3.75% October 10, 2014
45,000	TowerCo LLC	45,263
	6.00% November 17, 2014
190,000	Universal City Development Partners Ltd	191,582
	4.69% October 29, 2014
		$2,405,565

Banks --- 0.86%
105,000	BAC Capital Trust VI	86,696
	5.63% March 8, 2035
85,000	BAC Capital Trust XI	77,649
	6.63% May 23, 2036
355,000	GMAC Inc	360,923
	7.25% March 2, 2011
130,000	Royal Bank of Scotland Group PLC §	108,875
	7.65% Perpetual
		$634,143

Biotechnology --- 0.26%
190,000	Talecris Biotherapeutics Holdings Corp *	190,950
	7.75% November 15, 2016
		$190,950

Broadcast/Media --- 5.17%
125,000	Affinion Group Inc	128,125
	11.50% October 15, 2015
60,000	Affinion Group Inc	61,500
	10.13% October 15, 2013
40,000	Belo Corp	41,700
	8.00% November 15, 2016
195,000	Cablevision Systems Corp NY Group *	206,212
	8.63% September 15, 2017
166,430	CCH II LLC * ~	198,468
	13.50% November 30, 2016
170,000	Cequel Communications Holdings I LLC * ~	174,675
	8.63% November 15, 2017
225,000	Charter Communications Operating LLC *	251,719
	10.88% September 15, 2014
65,000	Clear Channel Communications Inc ‡	64,756
	7.65% September 15, 2010
85,000	Clear Channel Communications Inc	53,975
	5.50% September 15, 2014
90,000	Clear Channel Communications Inc ‡	70,425
	10.75% August 1, 2016
210,000	Clear Channel Worldwide Holdings Inc *	219,044
	9.25% December 15, 2017
40,000	CMP Susquehanna Corp * ~	850
	0.40% May 15, 2014
40,000	CSC Holdings LLC *	42,400
	8.50% June 15, 2015
200,000	DirecTV Holdings LLC	207,750
	6.38% June 15, 2015
140,000	DISH DBS Corp	145,600
	7.88% September 1, 2019
145,000	EchoStar DBS Corp	147,719
	7.13% February 1, 2016
245,000	Liberty Media LLC	245,000
	5.70% May 15, 2013
150,000	Marquee Holdings Inc	125,625
	12.00% August 15, 2014
100,000	Mediacom LLC *	103,125
	9.13% August 15, 2019
95,000	Sirius XM Radio Inc *	102,600
	9.75% September 1, 2015
45,000	Sirius XM Radio Inc	42,863
	3.25% October 15, 2011
285,000	Univision Communications Inc *	312,075
	12.00% July 1, 2014
300,000	Visant Holding Corp	307,500
	8.75% December 1, 2013
155,000	WMG Acquisition Corp *	165,656
	9.50% June 15, 2016
85,000	WMG Acquisition Corp	81,600
	7.38% April 15, 2014
45,000	WMG Holdings Corp ‡	45,337
	9.50% December 15, 2014
75,000	XM Satellite Radio Inc *	72,938
	7.00% December 1, 2014
165,000	XM Satellite Radio Inc *	185,831
	13.00% August 1, 2013
		$3,805,068

Building Materials --- 2.06%
65,000	AMH Holdings Inc	66,869
	11.25% March 1, 2014
165,000	Associated Materials LLC	178,200
	9.88% November 15, 2016
120,000	Building Materials Corp of America * ~	119,700
	7.50% March 15, 2020
125,000	Building Materials Corp of America * ~	126,563
	7.00% February 15, 2020
195,000	Goodman Global Group Inc * ~ **	114,075
	11.75% December 15, 2014
210,000	Goodman Global Inc	234,675
	13.50% February 15, 2016
246,288	Nortek Inc	264,144
	11.00% December 1, 2013
350,000	Owens Corning Inc	412,442
	9.00% June 15, 2019
		$1,516,668

Chemicals --- 2.17%
60,000	Hexion Finance Escrow LLC *	59,100
	8.88% February 1, 2018
115,000	Hexion US Finance Corp ‡	117,300
	9.75% November 15, 2014
230,000	Huntsman International LLC	314,534
	6.88% November 15, 2013
70,000	Huntsman International LLC * ~	70,350
	8.63% March 15, 2020
70,000	Ineos Group Holdings PLC	74,219
	7.88% February 15, 2016
165,000	Momentive Performance Materials Inc ‡	165,000
	9.75% December 1, 2014
190,000	Rhodia SA §	245,718
	3.43% October 15, 2013
175,000	Rohm & Haas Co	190,189
	7.85% July 15, 2029
45,000	Scotts Miracle-Gro Co	45,900
	7.25% January 15, 2018
75,000	Solutia Inc	79,125
	8.75% November 1, 2017
75,000	Solutia Inc	75,938
	7.88% March 15, 2020
130,000	Terra Capital Inc	156,975
	7.75% November 1, 2019
		$1,594,348

Communications - Equipment --- 0.31%
20,000	Brocade Communications Systems Inc *	20,400
	6.88% January 15, 2020
15,000	Brocade Communications Systems Inc *	15,263
	6.63% January 15, 2018
180,000	CC Holdings GS V LLC *	196,200
	7.75% May 1, 2017
		$231,863

Computer Software & Services --- 0.87%
80,000	Equinix Inc	82,800
	8.13% March 1, 2018
310,000	SunGard Data Systems Inc	325,887
	10.25% August 15, 2015
175,000	SunGard Data Systems Inc	179,375
	9.13% August 15, 2013
50,000	Unisys Corp	55,375
	12.50% January 15, 2016
		$643,437

Containers --- 0.94%
271,000	Berry Plastics Corp	264,564
	8.88% September 15, 2014
115,000	Berry Plastics Corp	115,719
	8.25% November 15, 2015
135,000	Crown Americas LLC	140,400
	7.75% November 15, 2015
200,000	Smurfit Kappa Treasury Funding Ltd ~	175,000
	7.50% November 20, 2025
		$695,683

Cosmetics & Personal Care --- 0.39%
200,000	Elizabeth Arden Inc	200,500
	7.75% January 15, 2014
85,000	Revlon Consumer Products Corp *	87,762
	9.75% November 15, 2015
		$288,262

Electric Companies --- 1.64%
630,000	Edison Mission Energy	403,200
	7.63% May 15, 2027
171,008	Energy Future Holdings Corp ~	116,286
	11.25% November 1, 2017
141,000	Energy Future Intermediate Holding Co LLC	139,590
	9.75% October 15, 2019
205,000	NV Energy Inc	210,125
	8.63% March 15, 2014
55,000	PNM Resources Inc	58,506
	9.25% May 15, 2015
190,000	Texas Competitive Electric Holdings Co LLC ‡	130,150
	10.50% November 1, 2016
215,000	Texas Competitive Electric Holdings Co LLC ~	149,425
	10.25% November 1, 2015
		$1,207,282

Electronic Instruments & Equipment --- 1.13%
100,000	Baldor Electric Co	105,750
	8.63% February 15, 2017
75,000	General Cable Corp §	67,312
	2.63% April 1, 2015
290,000	Legrand France SA	336,002
	8.50% February 15, 2025
135,000	NXP BV ‡	133,650
	9.50% October 15, 2015
195,000	NXP BV	190,125
	7.88% October 15, 2014
		$832,839

Electronics - Semiconductor --- 1.03%
115,000	Advanced Micro Devices Inc *	118,450
	8.13% December 15, 2017
90,000	Advanced Micro Devices Inc	86,287
	6.00% May 1, 2015
60,000	Amkor Technology Inc	60,450
	7.75% May 15, 2013
165,000	Freescale Semiconductor Inc ‡	146,025
	10.13% December 15, 2016
80,000	Freescale Semiconductor Inc * ~	86,100
	10.13% March 15, 2018
149,612	Freescale Semiconductor Inc ‡	143,628
	9.13% December 15, 2014
120,000	Freescale Semiconductor Inc ‡	114,600
	8.88% December 15, 2014
		$755,540

Engineering & Construction --- 0.27%
40,000	Heidelbergcement AG	56,660
	7.50% October 31, 2014
60,000	Heidelbergcement AG	84,382
	8.00% January 31, 2017
40,000	Heidelbergcement AG	56,389
	8.50% October 31, 2019
		$197,431

Financial Services --- 3.48%
35,000	BankAmerica Capital II	35,175
	8.00% December 15, 2026
54,661	CIT Group Inc	50,425
	7.00% May 1, 2016
76,526	CIT Group Inc	70,595
	7.00% May 1, 2017
67,796	CIT Group Inc	63,220
	7.00% May 1, 2015
451,864	CIT Group Inc ‡	439,438
	7.00% May 1, 2013
32,796	CIT Group Inc ‡	30,992
	7.00% May 1, 2014
80,000	GMAC Inc *	84,000
	8.30% February 12, 2015
70,000	GMAC Inc * ~	71,750
	8.00% March 15, 2020
70,000	GMAC Inc	71,225
	7.00% February 1, 2012
680,000	GMAC Inc	649,400
	8.00% November 1, 2031
88,000	GMAC LLC ‡	87,446
	6.75% December 1, 2014
275,000	Icahn Enterprises LP *	265,031
	8.00% January 15, 2018
180,000	Leucadia National Corp	186,525
	8.13% September 15, 2015
130,000	National Money Mart Co *	137,962
	10.38% December 15, 2016
40,000	NB Capital Trust IV	40,400
	8.25% April 15, 2027
210,000	Pinnacle Foods Finance LLC	215,250
	9.25% April 1, 2015
65,000	Pinnacle Foods Finance LLC *	66,625
	9.25% April 1, 2015
		$2,565,459

Food & Beverages --- 2.23%
205,000	Chiquita Brands International Inc ‡	211,663
	7.50% November 1, 2014
175,000	Constellation Brands Inc	179,375
	7.25% May 15, 2017
160,000	Dole Food Co Inc *	164,000
	8.00% October 1, 2016
64,000	Dole Food Co Inc	64,640
	8.88% March 15, 2011
185,000	Great Atlantic & Pacific Tea Co Inc *	182,225
	11.38% August 1, 2015
50,000	JBS USA LLC * ~	57,000
	11.63% May 1, 2014
110,000	Reddy Ice Corp * ~	115,500
	11.25% March 15, 2015
280,000	Smithfield Foods Inc *	312,200
	10.00% July 15, 2014
140,000	SUPERVALU Inc	141,750
	8.00% May 1, 2016
25,000	TreeHouse Foods Inc	25,938
	7.75% March 1, 2018
155,000	Tyson Foods Inc	184,062
	10.50% March 1, 2014
		$1,638,353

Foreign Banks --- 0.09%
70,000	Royal Bank of Scotland Group PLC	66,280
	5.05% January 8, 2015
		$66,280

Gold, Metals & Mining --- 3.83%
200,000	Compass Minerals International Inc *	208,000
	8.00% June 1, 2019
245,000	FMG Finance Pty Ltd *	282,362
	10.63% September 1, 2016
565,000	Freeport-McMoRan Copper & Gold Inc	628,563
	8.38% April 1, 2017
130,000	Metals USA Inc	136,500
	11.13% December 1, 2015
135,000	Novelis Inc	145,294
	11.50% February 15, 2015
210,000	Novelis Inc	202,650
	7.25% February 15, 2015
205,000	Ryerson Holding Corp * ~ **	93,787
	16.33% February 1, 2015
275,000	Ryerson Inc	288,750
	12.00% November 1, 2015
70,000	Steel Dynamics Inc	86,100
	5.13% June 15, 2014
50,000	Steel Dynamics Inc * ~	51,250
	7.63% March 15, 2020
80,000	Steel Dynamics Inc	80,600
	6.75% April 1, 2015
135,000	Steel Dynamics Inc	140,400
	7.38% November 1, 2012
205,000	Teck Resources Ltd	251,125
	10.75% May 15, 2019
120,000	Teck Resources Ltd	142,800
	10.25% May 15, 2016
70,000	Teck Resources Ltd	82,950
	9.75% May 15, 2014
		$2,821,131

Health Care Related --- 6.09%
160,000	Community Health Systems Inc	165,600
	8.88% July 15, 2015
305,000	DaVita Inc	306,906
	6.63% March 15, 2013
796,000	HCA Inc	852,719
	9.63% November 15, 2016
325,000	HCA Inc	345,516
	9.25% November 15, 2016
200,000	Health Management Associates Inc	190,500
	6.13% April 15, 2016
500,000	IASIS Healthcare LLC	509,375
	8.75% June 15, 2014
1,695,000	Leiner Health Products Inc † @	152,550
	11.00% June 1, 2012
50,000	Omnicare Inc	49,875
	6.13% June 1, 2013
310,000	Psychiatric Solutions Inc	315,813
	7.75% July 15, 2015
170,000	Select Medical Corp	161,925
	7.63% February 1, 2015
115,000	Sun Healthcare Group Inc	118,162
	9.13% April 15, 2015
438,100	Surgical Care Affiliates Inc * ~	438,100
	8.88% July 15, 2015
229,000	Tenet Healthcare Corp *	247,892
	8.88% July 1, 2019
195,000	Tenet Healthcare Corp *	210,113
	9.00% May 1, 2015
85,000	United Surgical Partners International Inc	88,188
	8.88% May 1, 2017
165,000	US Oncology Holdings Inc §	156,337
	5.39% March 15, 2012
120,000	US Oncology Inc	125,400
	9.13% August 15, 2017
50,000	Vanguard Health Holding Co II LLC *	48,625
	8.00% February 1, 2018
		$4,483,596

Homebuilding --- 0.90%
75,000	Beazer Homes USA Inc	71,531
	6.50% November 15, 2013
195,000	Beazer Homes USA Inc	194,513
	8.38% April 15, 2012
110,000	M/I Homes Inc	106,700
	6.88% April 1, 2012
105,000	Standard Pacific Corp ~	111,694
	10.75% September 15, 2016
90,000	Standard Pacific Corp	83,025
	6.25% April 1, 2014
95,000	Standard Pacific Corp	94,050
	7.75% March 15, 2013
		$661,513

Hotels/Motels --- 0.29%
100,000	Travelport LLC ‡	109,625
	11.88% September 1, 2016
100,000	Travelport LLC	104,500
	9.88% September 1, 2014
		$214,125

Household Goods --- 1.00%
160,000	Central Garden & Pet Co	162,200
	8.25% March 1, 2018
80,000	Jarden Corp	83,800
	8.00% May 1, 2016
190,000	Jarden Corp	192,612
	7.50% May 1, 2017
50,000	Jarden Corp	67,871
	7.50% January 15, 2020
60,000	Libbey Glass Inc *	63,150
	10.00% February 15, 2015
147,000	Sealy Mattress Co * ~	164,640
	10.88% April 15, 2016
		$734,273

Independent Power Producer --- 3.16%
430,000	AES Corp	436,450
	8.00% October 15, 2017
50,000	AES Corp	51,938
	8.88% February 15, 2011
125,000	Dynegy Holdings Inc	94,375
	7.75% June 1, 2019
230,000	Dynegy Roseton	223,532
	7.67% November 8, 2016
460,000	Mirant North America LLC	458,850
	7.38% December 31, 2013
730,000	NRG Energy Inc	724,525
	7.38% February 1, 2016
65,000	NRG Energy Inc	64,350
	7.38% January 15, 2017
275,000	Orion Power Holdings Inc	276,031
	12.00% May 1, 2010
		$2,330,051

Investment Bank/Brokerage Firm --- 0.61%
159,000	E*TRADE Financial Corp	190,005
	12.50% November 30, 2017
120,000	E*TRADE Financial Corp	115,200
	7.38% September 15, 2013
150,000	Nuveen Investments Inc	145,500
	10.50% November 15, 2015
		$450,705

Leisure & Entertainment --- 2.93%
180,000	American Casino & Entertainment Properties LLC ‡	168,750
	11.00% June 15, 2014
100,000	Boyd Gaming Corp ‡	83,500
	7.13% February 1, 2016
185,000	Fontainebleau Las Vegas Holdings LLC * † @	2,081
	10.25% June 15, 2015
165,000	GWR Operating Partnership LLP * ~	157,369
	10.88% April 1, 2017
555,000	Harrah's Operating Co Inc	598,012
	11.25% June 1, 2017
70,000	MGM Mirage *	78,750
	11.13% November 15, 2017
30,000	MGM Mirage * ~	30,900
	9.00% March 15, 2020
30,000	MGM Mirage *	33,075
	10.38% May 15, 2014
15,000	MGM Mirage ‡	15,094
	8.50% September 15, 2010
70,000	MGM Mirage ‡	57,925
	6.63% July 15, 2015
190,000	MTR Gaming Group Inc	187,625
	12.63% July 15, 2014
50,000	Penn National Gaming Inc *	50,750
	8.75% August 15, 2019
375,000	Pinnacle Entertainment Inc *	366,562
	8.63% August 1, 2017
470,000	Station Casinos Inc † @	31,725
	6.00% April 1, 2012
975,000	Station Casinos Inc † @	1,219
	6.50% February 1, 2014
275,000	Yonkers Racing Corp * ~	297,000
	11.38% July 15, 2016
		$2,160,337

Machinery --- 1.48%
190,000	Altra Holdings Inc *	193,088
	8.13% December 1, 2016
220,000	Mueller Water Products Inc	198,550
	7.38% June 1, 2017
275,000	Navistar International Corp	280,500
	8.25% November 1, 2021
45,000	Oshkosh Corp *	46,575
	8.50% March 1, 2020
140,000	SPX Corp ~	146,475
	7.63% December 15, 2014
120,000	Thermadyne Holdings Corp	120,300
	11.50% February 1, 2014
95,000	Titan International Inc *	104,025
	5.63% January 15, 2017
		$1,089,513

Medical Products --- 0.45%
300,000	Biomet Inc	330,000
	10.38% October 15, 2017
		$330,000

Miscellaneous --- 1.27%
185,000	ARAMARK Corp	189,163
	8.50% February 1, 2015
201,050	Ceridian Corp ‡	193,008
	12.25% November 15, 2015
135,000	Ceridian Corp	129,262
	11.25% November 15, 2015
85,000	Iron Mountain Inc	88,400
	8.38% August 15, 2021
110,000	Iron Mountain Inc	112,750
	8.00% June 15, 2020
65,000	Quintiles Transnational Corp * ~	66,300
	9.50% December 30, 2014
150,000	Reynolds Group Issuer Inc *	154,125
	7.75% October 15, 2016
		$933,008

Office Equipment & Supplies --- 0.19%
125,000	Acco Brands Corp *	136,563
	10.63% March 15, 2015
		$136,563

Oil & Gas --- 11.42%
375,000	Arch Western Finance LLC	376,406
	6.75% July 1, 2013
250,000	Chaparral Energy Inc	228,125
	8.50% December 1, 2015
215,000	Chesapeake Energy Corp	204,787
	6.25% January 15, 2018
225,000	Chesapeake Energy Corp	221,063
	6.38% June 15, 2015
165,000	Complete Production Services Inc	163,350
	8.00% December 15, 2016
315,000	Compton Petroleum Finance Corp	266,569
	7.63% December 1, 2013
180,000	Comstock Resources Inc	184,950
	8.38% October 15, 2017
200,000	Comstock Resources Inc	199,500
	6.88% March 1, 2012
340,000	Connacher Oil & Gas Ltd *	375,700
	11.75% July 15, 2014
270,000	Consol Energy Inc * ~	277,425
	8.25% April 1, 2020
160,000	Consol Energy Inc * ~	164,400
	8.00% April 1, 2017
160,000	Crosstex Energy LP *	165,000
	8.88% February 15, 2018
110,000	Denbury Resources Inc	116,600
	8.25% February 15, 2020
250,000	Denbury Resources Inc	255,000
	7.50% December 15, 2015
210,000	El Paso Corp	206,394
	7.80% August 1, 2031
170,000	El Paso Corp	198,900
	12.00% December 12, 2013
70,000	Encore Acquisition Co	75,687
	9.50% May 1, 2016
100,000	Expro Finance Luxembourg SCA * ~	101,000
	8.50% December 15, 2016
295,000	Forest Oil Corp	311,225
	8.50% February 15, 2014
395,000	Helix Energy Solutions Group Inc *	406,850
	9.50% January 15, 2016
90,000	Hercules Offshore Inc *	89,775
	10.50% October 15, 2017
145,000	Hilcorp Energy I LP * ~	143,188
	7.75% November 1, 2015
30,000	International Coal Group Inc	30,450
	9.13% April 1, 2018
250,000	Key Energy Services Inc	252,812
	8.38% December 1, 2014
390,000	Newfield Exploration Co	396,825
	6.63% April 15, 2016
135,000	OPTI Canada Inc	126,225
	7.88% December 15, 2014
260,000	OPTI Canada Inc	244,400
	8.25% December 15, 2014
315,000	Peabody Energy Corp	333,112
	7.38% November 1, 2016
235,000	Petrohawk Energy Corp	245,281
	9.13% July 15, 2013
190,000	Petroleum Development Corp	201,400
	12.00% February 15, 2018
240,000	Plains Exploration & Production Co	265,200
	10.00% March 1, 2016
80,000	Plains Exploration & Production Co	78,800
	7.00% March 15, 2017
135,000	Quicksilver Resources Inc	154,575
	11.75% January 1, 2016
65,000	Quicksilver Resources Inc	66,300
	8.25% August 1, 2015
50,000	Range Resources Corp	51,500
	7.50% October 1, 2017
265,000	Sabine Pass LNG LP	249,100
	7.25% November 30, 2013
380,000	SandRidge Energy Inc *	361,000
	8.00% June 1, 2018
160,000	Stallion Oilfield Holdings Ltd *	157,200
	10.50% February 15, 2015
200,000	Stallion Oilfield Services * ~ † @	128,000
	9.75% February 1, 2015
145,000	Whiting Petroleum Corp	148,444
	7.00% February 1, 2014
167,000	Williams Cos Inc	187,345
	7.75% June 15, 2031
		$8,409,863

Paper & Forest Products --- 1.55%
70,000	Catalyst Paper Corp	48,650
	7.38% March 1, 2014
245,000	Georgia-Pacific LLC *	267,050
	8.25% May 1, 2016
65,000	NewPage Corp	64,675
	11.38% December 31, 2014
249,868	NewPage Holding Corp §	64,966
	7.56% November 1, 2013
250,000	PE Paper Escrow GmbH *	282,500
	12.00% August 1, 2014
50,000	Smurfit Kappa Acqusition * ~	70,579
	7.75% November 15, 2019
30,000	Verso Paper Holdings LLC ‡	26,175
	11.38% August 1, 2016
260,000	Verso Paper Holdings LLC *	280,800
	11.50% July 1, 2014
45,000	Verso Paper Holdings LLC §	38,362
	4.00% August 1, 2014
		$1,143,757

Personal Loans --- 2.55%
285,000	American General Finance Corp	249,634
	6.90% December 15, 2017
200,000	American General Finance Corp	195,630
	5.63% August 17, 2011
90,000	American General Finance Corp	84,783
	4.88% July 15, 2012
200,000	Ford Motor Credit Co LLC	209,794
	8.13% January 15, 2020
575,000	Ford Motor Credit Co LLC	686,950
	12.00% May 15, 2015
115,000	SLM Corp	111,982
	8.00% March 25, 2020
355,000	SLM Corp	339,152
	5.00% October 1, 2013
		$1,877,925

Pharmaceuticals --- 0.32%
240,000	Elan Finance PLC *	237,600
	8.75% October 15, 2016
		$237,600

Printing & Publishing --- 1.14%
190,000	Cengage Learning Acquisitions Inc * ~	182,400
	10.50% January 15, 2015
110,000	Cenveo Corp *	111,238
	8.88% February 1, 2018
130,000	McClatchy Co *	132,762
	11.50% February 15, 2017
85,000	Nielsen Finance LLC	89,037
	10.00% August 1, 2014
340,000	Nielsen Finance LLC ††	323,000
	Step Bond 0% - 12.50%
	0.00% August 1, 2016
		$838,437

Railroads --- 0.15%
104,000	RailAmerica Inc	110,890
	9.25% July 1, 2017
		$110,890

Real Estate --- 1.72%
155,000	CB Richard Ellis Services Inc	173,600
	11.63% June 15, 2017
245,000	Felcor Lodging LP ‡	252,350
	10.00% October 1, 2014
85,000	Host Hotels & Resorts LP	84,362
	6.38% March 15, 2015
65,000	iStar Financial Inc	52,000
	5.95% October 15, 2013
80,507	Realogy Corp ‡	70,444
	11.00% April 15, 2014
310,000	Realogy Corp ‡	267,375
	10.50% April 15, 2014
60,000	Ventas Inc *	69,525
	3.88% November 15, 2011
290,000	Ventas Realty LP	297,742
	6.75% April 1, 2017
		$1,267,398

Restaurants --- 0.42%
600,000	Buffets Inc §§	0
	12.50% November 1, 2014
290,000	Wendy's/Arby's Restaurants LLC	311,750
	10.00% July 15, 2016
		$311,750

Retail --- 4.85%
45,000	AutoNation Inc	44,320
	6.75% April 15, 2018
95,000	Blockbuster Inc * ‡ ~	70,063
	11.75% October 1, 2014
200,000	Bon-Ton Department Stores Inc ‡	195,000
	10.25% March 15, 2014
158,000	Burlington Coat Factory Warehouse Corp ‡	167,085
	11.13% April 15, 2014
169,000	Dollar General Corp	185,478
	10.63% July 15, 2015
380,000	Ferrellgas Escrow LLC	376,200
	6.75% May 1, 2014
45,000	Ferrellgas Partners LP	45,000
	8.63% June 15, 2020
85,000	Inergy LP	87,550
	8.25% March 1, 2016
255,000	Inergy LP	255,000
	6.88% December 15, 2014
265,000	Michaels Stores Inc ‡	279,575
	10.00% November 1, 2014
100,000	Neiman Marcus Group Inc ‡	103,250
	10.38% October 15, 2015
455,000	Neiman Marcus Group Inc	404,950
	7.13% June 1, 2028
255,000	Pantry Inc	225,037
	3.00% November 15, 2012
210,000	Penske Automotive Group Inc	202,125
	7.75% December 15, 2016
35,000	QVC Inc * ~	35,700
	7.50% October 1, 2019
80,000	QVC Inc * ~	80,400
	7.38% October 15, 2020
60,000	Rite Aid Corp ‡	64,050
	10.25% October 15, 2019
375,000	Rite Aid Corp	347,812
	7.50% March 1, 2017
225,000	Toys R Us Property Co I LLC *	250,875
	10.75% July 15, 2017
145,000	Toys R Us Property Co LLC *	150,437
	8.50% December 1, 2017
		$3,569,907

Savings & Loans --- 0.63%
80,000	Ocwen Capital Trust I	71,000
	10.88% August 1, 2027
80,000	Provident Funding Associates * ~	80,000
	10.25% April 15, 2017
315,000	Residential Capital LLC ‡	310,275
	9.63% May 15, 2015
		$461,275

Specialized Services --- 5.41%
365,000	CCM Merger Inc *	317,550
	8.00% August 1, 2013
250,000	Corrections Corp of America	261,250
	7.75% June 1, 2017
240,000	First Data Corp ‡	192,000
	11.25% March 31, 2016
208,748	First Data Corp	176,392
	10.55% September 24, 2015
300,000	First Data Corp	258,750
	9.88% September 24, 2015
115,000	Inmarsat Finance PLC * ~	119,600
	7.38% December 1, 2017
395,000	LBI Escrow Corp * ~	409,813
	8.00% November 1, 2017
160,000	New Communications Holdings Inc * ~	162,800
	8.25% April 15, 2017
220,000	New Communications Holdings Inc * ~	221,650
	8.50% April 15, 2020
95,000	Prestige Brands Inc * ~	97,375
	8.25% April 1, 2018
15,000	RSC Equipment Rental Inc *	15,900
	10.00% July 15, 2017
245,000	Sabre Holdings Corp	232,750
	6.35% March 15, 2016
290,000	Service Corp International	265,350
	7.50% April 1, 2027
40,000	Smurfit Kappa Funding PLC	39,200
	7.75% April 1, 2015
265,000	Stewart Enterprises Inc	261,025
	6.25% February 15, 2013
120,000	Trico Shipping AS *	114,600
	11.88% November 1, 2014
285,000	Unisys Corp *	339,862
	14.25% September 15, 2015
65,000	Universal City Development Partners Ltd *	65,487
	8.88% November 15, 2015
45,000	Universal City Development Partners Ltd *	47,025
	10.88% November 15, 2016
105,000	Virgin Media Finance PLC	111,563
	9.13% August 15, 2016
265,000	Yankee Acquisition Corp	272,950
	8.50% February 15, 2015
		$3,982,892

Telephone & Telecommunications --- 8.62%
60,000	Cincinnati Bell Inc	60,525
	8.75% March 15, 2018
160,000	Cincinnati Bell Telephone Co LLC	126,400
	6.30% December 1, 2028
160,000	Clearwire Communications LLC ~	162,800
	12.00% December 1, 2015
165,000	Clearwire Communications LLC * ~	168,300
	12.00% December 1, 2015
150,000	Cricket Communications Inc	155,625
	7.75% May 15, 2016
115,000	Cricket Communications Inc	117,013
	9.38% November 1, 2014
135,000	Digicel Group Ltd *	132,637
	8.88% January 15, 2015
100,000	Digicel Group Ltd * ‡ ~	103,750
	10.50% April 15, 2018
155,000	Digicel Ltd * ~	153,450
	8.25% September 1, 2017
185,000	Frontier Communications Corp	193,325
	8.25% May 1, 2014
20,000	Global Crossing Ltd *	22,200
	12.00% September 15, 2015
1,035,000	Hawaiian Telcom Communications Inc † @	103
	12.50% May 1, 2015
285,000	Intelsat Corp	292,125
	9.25% August 15, 2014
285,000	Intelsat Intermediate Holding Co SA	294,975
	9.50% February 1, 2015
270,000	Intelsat Jackson Holdings SA	292,275
	11.25% June 15, 2016
195,000	Intelsat Jackson Holdings SA	209,625
	11.50% June 15, 2016
50,000	Intelsat Luxembourg SA	52,875
	11.25% February 4, 2017
150,000	Leap Wireless International Inc	130,500
	4.50% July 15, 2014
115,000	Level 3 Communications Inc	105,944
	3.50% June 15, 2012
45,000	Level 3 Communications Inc	43,819
	5.25% December 15, 2011
280,000	Level 3 Financing Inc	273,000
	9.25% November 1, 2014
335,000	MetroPCS Wireless Inc ‡	342,262
	9.25% November 1, 2014
285,000	NII Capital Corp *	312,075
	10.00% August 15, 2016
90,000	PAETEC Holding Corp *	92,475
	8.88% June 30, 2017
405,000	Qwest Communications International Inc	412,087
	7.50% February 15, 2014
75,000	Qwest Corp	84,375
	8.38% May 1, 2016
25,000	Qwest Corp	27,375
	8.88% March 15, 2012
80,000	SBA Telecommunications Inc *	85,200
	8.25% August 15, 2019
165,000	SBA Telecommunications Inc *	173,662
	8.00% August 15, 2016
410,000	Sprint Capital Corp	380,275
	8.75% March 15, 2032
140,000	Sprint Capital Corp	112,700
	6.88% November 15, 2028
105,000	Sprint Nextel Corp	105,525
	8.38% August 15, 2017
90,000	tw telecom holdings inc * ~	92,025
	8.00% March 1, 2018
65,000	Virgin Media Finance PLC	71,013
	9.50% August 15, 2016
100,000	Virgin Media Inc ‡	122,625
	6.50% November 15, 2016
215,000	West Corp	220,913
	9.50% October 15, 2014
195,000	Wind Acquisition Finance SA *	215,475
	11.75% July 15, 2017
10,000	Wind Acquisition Finance SA *	10,800
	10.75% December 1, 2015
385,000	Windstream Corp	393,663
	8.63% August 1, 2016
		$6,345,791

Textiles --- 0.54%
100,000	Hanesbrands Inc	103,500
	8.00% December 15, 2016
250,000	Hanesbrands Inc §	238,750
	3.83% December 15, 2014
55,000	Levi Strauss & Co	57,475
	8.88% April 1, 2016
		$399,725

Transportation --- 0.84%
35,000	Avis Budget Car Rental LLC * ~	36,575
	9.63% March 15, 2018
325,000	Avis Budget Car Rental LLC	321,750
	7.63% May 15, 2014
250,000	Hertz Corp	256,875
	8.88% January 1, 2014
		$615,200

TOTAL BONDS --- 92.21%		$67,890,956
(Cost $67,777,807)

COMMON STOCK

Shares		Value ($)

Auto Parts & Equipment --- 0.14%
3,525	TRW Automotive Holdings Corp ‡‡	100,745
		$100,745

Biotechnology --- 0.13%
4,875	Talecris Biotherapeutics Holdings Corp ‡‡	97,110
		$97,110

Broadcast/Media --- 0.31%
4,793	Charter Communications Inc Class A ‡‡	165,359
696	Charter Communications Inc Class A (warrants) ‡‡	2,784
10,767	CMP Susquehanna Radio Holdings Corp (warrants) * ~ §§ ‡‡	0
7,450	Interpublic Group of Cos Inc ‡‡	61,984
		$230,127

Building Materials --- 0.07%
1,165	Nortek Inc ‡‡	46,600
2,304	Nortek Inc (warrants) ‡‡	5,760
		$52,360

Financial Services --- 0.10%
1,881	CIT Group Inc ‡‡	73,284
		$73,284

Health Care Related --- 0.18%
23,212	Alliance HealthCare Services Inc ‡‡	130,451
		$130,451

Homebuilding --- 0.01%
493	M/I Homes Inc ‡‡	7,222
		$7,222

Household Goods --- 0.39%
41,860	Sealy Corp ‡‡	146,510
5,165	Spectrum Brands Inc ‡‡	141,418
		$287,928

Independent Power Producer --- 0.10%
6,360	AES Corp ‡‡	69,960
		$69,960

Oil & Gas --- 0.27%
8,100	El Paso Corp	87,804
5,590	Petrohawk Energy Corp ‡‡	113,365
1	Turbo Cayman Ltd (warrants) ‡‡ §§	0
		$201,169

Paper & Forest Products --- 0.15%
12,165	Louisiana-Pacific Corp ‡‡	110,093
		$110,093

Real Estate --- 0.08%
10,655	FelCor Lodging Trust Inc REIT ‡‡	60,734
		$60,734

Restaurants --- –%
507	Buffets Restaurants Holdings Inc ‡‡ §§	0
		$0

Telephone & Telecommunications --- 0.13%
18,800	Qwest Communications International Inc	98,136
		$98,136

Transportation --- 0.07%
4,795	Avis Budget Group Inc ‡‡	55,142
		$55,142

Utilities --- 0.17%
4,115	Public Service Enterprise Group Inc	121,475
		$121,475

TOTAL COMMON STOCK --- 2.30%		$1,695,936
(Cost $3,234,777)

PREFERRED STOCK

Par Value ($)		Value ($)

Agency --- 0.02%
13,425	Fannie Mae Series S	17,050
		$17,050

Banks --- 0.23%
216	GMAC Inc * ~	164,646
		$164,646

Broadcast/Media --- 0.00%
9,422	CMP Susquehanna Radio Holdings Corp * ~ § ‡‡ §§	0
		$0

Food & Beverages --- 0.10%
6,220	2009 Dole Food Automatic Common Exchange Security Trust * ~ ##	75,029
		$75,029

Insurance Related --- 0.15%
4,255	Hartford Financial Services Group Inc ‡‡	112,587
		$112,587

TOTAL PREFERRED STOCK --- 0.50%		$369,312
(Cost $578,254)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

1,346,413	BNP Paribas Securities Corp	1,346,412
	Repurchase Agreement
	0.01% April 1, 2010
1,346,413	Bank of America LLC	1,346,413
	Repurchase Agreement
	0.02% April 1, 2010
1,347,413	Barclays Capital Inc	1,347,413
	Repurchase Agreement
	0.01% April 1, 2010
1,346,413	Household Bank Securities Inc	1,346,413
	Repurchase Agreement
	0.01% April 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 7.32%		$5,386,651
(Cost $5,386,651)

OTHER ASSETS & LIABILITIES --- (2.33%)		$(1,713,105)

TOTAL NET ASSETS --- 100%		$73,629,750
(Cost $76,977,489)
Legend

*
The Maxim Putnam High Yield Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2010 were $16,566,551, $17,460,192 and 23.96%, respectively.

~
The Maxim Putnam High Yield Bond Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material.  Aggregate cost, fair value and percent of net assets of these illiquid securities held at March 31, 2010 were $7,080,135, $7,375,610 and 10.02%, respectively.

†	Security in default at March 31, 2010.
@	Security in bankruptcy at March 31, 2010.
‡	A portion or all of the security is on loan at March 31, 2010.
§	Represents the current interest rate for variable rate security.
**	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
††	Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2010.
§§	Security has no market value at March 31, 2010.
‡‡	Non-income Producing Security
REIT	Real Estate Investment Trust

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.  The prices of the majority of Level 3 securities were obtained from single broker quotes.

As of March 31, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Bonds
Corporate		-		67,890,956		-		67,890,956
Common Stock								-
Auto parts & equipment		100,745		-		-		100,745
Biotechnology		97,110		-		-		97,110
Broadcast/media		227,343		-		-		227,343
Building materials		-		46,600		-		46,600
Financial services		73,284		-		-		73,284
Health care related		130,451		-		-		130,451
Homebuilding		7,222		-		-		7,222
Household goods		287,928		-		-		287,928
Independent power producer		69,960		-		-		69,960
Oil & gas		201,169		-		-		201,169
Paper & forest products		110,093		-		-		110,093
Real estate		60,734		-		-		60,734
Telephone &
telecommunications		98,136		-		-		98,136
Transportation		55,142		-		-		55,142
Utilities		121,475		-		-		121,475
Preferred Stock
Agency		-		17,050		-		17,050
Banks		-		164,646		-		164,646
Food & beverages		-		75,029		-		75,029
Insurance related		112,587		-		-		112,587
Short-term Investments		5,386,651		-		-		5,386,651
Other Financial Instruments *		2,784		3,193		5,760		11,737
Total		$7,142,814		$68,197,474		$5,760		$75,346,048

*Other financial instruments consist of warrants and forward foreign currency contracts.  Warrants are reported at their market value as of March 31, 2010.  Forward foreign currency contracts are reported at their unrealized appreciation/depreciation as of March 31, 2010.

As of March 31, 2010, the Maxim Putnam High Yield Bond Portfolio held the following forward foreign currency contracts:

					Net
	Quantity of				Unrealized
	Currency		Quantity of	Settlement	Appreciation
Currency Purchased	Purchased	Currency Sold	Currency Sold	Date	(Depreciation)

Euro	151,600	U.S. Dollar	205,115	April 2010	$(302)
U.S. Dollar	1,763,723	Euro	1,302,900	April 2010	3,495

Net Appreciation					$3,193

At March 31, 2010, the U.S. Federal income tax cost basis was $77,204,129.  The Maxim Putnam High Yield Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $5,287,804 and gross depreciation of securities in which there was an excess of tax cost over value of $7,149,083, resulting in net depreciation of $1,861,279.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM JANUS LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 4.12%
123,895	Precision Castparts Corp	15,698,735
		$15,698,735

Air Freight --- 1.43%
84,765	United Parcel Service Inc Class B	5,459,714
		$5,459,714

Automobiles --- 0.99%
300,890	Ford Motor Co *	3,782,187
		$3,782,187

Biotechnology --- 10.40%
328,035	Celgene Corp *	20,325,049
366,443	Gilead Sciences Inc *	16,665,828
63,820	Vertex Pharmaceuticals Inc *	2,608,323
		$39,599,200

Broadcast/Media --- 3.32%
877,630	News Corp Class A	12,646,648
		$12,646,648

Chemicals --- 2.56%
274,773	Israel Chemicals Ltd	3,717,419
84,327	Monsanto Co	6,022,634
		$9,740,053

Communications - Equipment --- 8.27%
710,355	Cisco Systems Inc *	18,490,541
175,987	Research in Motion Ltd *	13,014,238
		$31,504,779

Computer Hardware & Systems --- 8.93%
144,811	Apple Inc *	34,020,448
		$34,020,448

Computer Software & Services --- 9.26%
19,825	Google Inc Class A *	11,240,973
601,859	Oracle Corp	15,461,758
19,014	Salesforce.com Inc *	1,415,592
432,950	Yahoo! Inc *	7,156,664
		$35,274,987

Electronic Instruments & Equipment --- 2.13%
78,725	Amphenol Corp Class A	3,321,408
236,805	Corning Inc	4,785,829
		$8,107,237

Financial Services --- 8.53%
867,378	Bank of America Corp	15,482,697
25,435	CME Group Inc	8,040,258
200,415	JPMorgan Chase & Co	8,968,571
		$32,491,526

Food & Beverages --- 5.11%
385,976	Anheuser-Busch InBev NV	19,442,685
		$19,442,685

Foreign Banks --- 1.64%
229,374	Standard Chartered PLC	6,258,376
		$6,258,376

Gold, Metals & Mining --- 1.36%
160,590	Vale SA sponsored ADR	5,169,392
		$5,169,392

Household Goods --- 1.95%
42,605	Colgate-Palmolive Co	3,632,502
69,006	Reckitt Benckiser Group PLC	3,787,592
		$7,420,094

Insurance Related --- 1.53%
111,105	ACE Ltd	5,810,791
		$5,810,791

Investment Bank/Brokerage Firm --- 4.05%
435,058	Charles Schwab Corp	8,131,234
42,605	Goldman Sachs Group Inc	7,269,691
		$15,400,925

Medical Products --- 1.89%
44,575	Alcon Inc	7,201,537
		$7,201,537

Oil & Gas --- 3.69%
182,475	BG Group PLC	3,158,104
164,870	Petroleo Brasileiro SA ADR	7,335,066
90,164	Petroleo Brasileiro SA sponsored ADR	3,569,593
		$14,062,763

Real Estate --- 0.71%
668,000	Hang Lung Properties Ltd	2,692,907
		$2,692,907

Retail --- 4.70%
231,375	CVS Caremark Corp	8,459,070
54,310	Kohl's Corp *	2,975,102
262,710	Limited Brands Inc	6,467,920
		$17,902,092

Telephone & Telecommunications --- 3.73%
69,910	America Movil SAB de CV ADR Series L	3,519,269
162,990	Crown Castle International Corp *	6,231,108
244,670	tw telecom Inc *	4,440,761
		$14,191,138

TOTAL COMMON STOCK --- 90.30%		$343,878,214
(Cost $250,534,729)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

676,000	Fannie Mae	675,989
	0.08% April 5, 2010
17,090,000	Federal Home Loan Bank	17,090,000
	0.01% April 1, 2010
11,500,000	Federal Home Loan Bank	11,499,751
	0.13% April 7, 2010
6,396,000	Freddie Mac	6,395,900
	0.12% April 5, 2010
1,000,000	Freddie Mac	999,981
	0.14% April 6, 2010

TOTAL SHORT-TERM INVESTMENTS --- 9.63%		$36,661,621
(Cost $36,661,621)

OTHER ASSETS & LIABILITIES --- 0.07%		$259,380

TOTAL NET ASSETS --- 100%		$380,799,215
(Cost $287,196,350)

Legend

*	Non-income Producing Security
ADR	American Depository Receipt

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Common Stock
Aerospace & defense		15,698,735		-		-		15,698,735
Air freight		5,459,714		-		-		5,459,714
Automobiles		3,782,187		-		-		3,782,187
Biotechnology		39,599,200		-		-		39,599,200
Broadcast/media		12,646,648		-		-		12,646,648
Chemicals		9,740,053		-		-		9,740,053
Communications - equipment		31,504,779		-		-		31,504,779
Computer hardware &
systems		34,020,448		-		-		34,020,448
Computer software &
services		35,274,987		-		-		35,274,987
Electronic instruments &
equipment		8,107,237		-		-		8,107,237
Financial services		32,491,526		-		-		32,491,526
Food & beverages		19,442,685		-		-		19,442,685
Foreign banks		6,258,376		-		-		6,258,376
Gold, metals & mining		5,169,392		-		-		5,169,392
Household goods		7,420,094		-		-		7,420,094
Insurance related		5,810,791		-		-		5,810,791
Investment bank/brokerage
firm		15,400,925		-		-		15,400,925
Medical products		7,201,537		-		-		7,201,537
Oil & gas		14,062,763		-		-		14,062,763
Real estate		2,692,907		-		-		2,692,907
Retail		17,902,092		-		-		17,902,092
Telephone &
telecommunications		14,191,138		-		-		14,191,138
Short-term Investments		-		36,661,621		-		36,661,621
Total		$343,878,214		$36,661,621		$-		$380,539,835

At March 31, 2010, the U.S. Federal income tax cost basis was $288,258,492.  The Maxim Janus Large Cap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $94,113,386 and gross depreciation of securities in which there was an excess of tax cost over value of $1,832,043, resulting in net appreciation of $92,281,343.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Air Freight --- 1.58%
115,894	TNT NV	3,323,198
		$3,323,198

Broadcast/Media --- 2.39%
35,780	Vivendi SA	957,590
391,242	WPP PLC	4,055,029
		$5,012,619

Chemicals --- 9.29%
31,689	Air Liquide SA	3,804,152
28,150	Akzo Nobel NV	1,604,297
4,254	Givaudan SA	3,731,933
59,510	Linde AG	7,100,561
56,400	Shin-Etsu Chemical Co Ltd	3,275,773
		$19,516,716

Computer Software & Services --- 0.78%
34,000	SAP AG	1,646,776
		$1,646,776

Conglomerates --- 1.08%
131,942	Smiths Group PLC	2,274,517
		$2,274,517

Cosmetics & Personal Care --- 1.29%
45,460	Beiersdorf AG	2,719,139
		$2,719,139

Distributors --- 0.89%
379,200	Li & Fung Ltd	1,865,659
		$1,865,659

Electric Companies --- 0.64%
36,380	E.ON AG	1,343,158
		$1,343,158

Electronic Instruments & Equipment --- 6.46%
10,700	Hirose Electric Co Ltd	1,233,779
161,300	HOYA Corp	4,432,342
59,170	Legrand SA	1,869,292
51,464	Schneider Electric SA	6,036,270
		$13,571,683

Electronics - Semiconductor --- 3.09%
8,312	Samsung Electronics Co Ltd GDR *	3,044,270
229,827	Taiwan Semiconductor Manufacturing Co Ltd sponsored ADR	2,410,885
15,600	Tokyo Electron Ltd	1,034,549
		$6,489,704

Financial Services --- 5.01%
40,520	Deutsche Boerse AG	3,003,509
281,762	ING Groep NV	2,813,129
98,263	Julius Baer Group Ltd	3,564,643
69,888	UBS AG	1,136,078
		$10,517,359

Food & Beverages --- 14.18%
49,954	Danone SA	3,009,196
265,020	Diageo PLC	4,447,967
125,520	Heineken NV	6,450,790
54,200	LAWSON Inc	2,313,167
172,997	Nestle SA	8,859,861
37,915	Pernod-Ricard SA	3,219,585
227,320	Tesco PLC	1,501,772
		$29,802,338

Foreign Banks --- 6.75%
59,160	Banco Santander Brasil SA ADR	735,359
29,491	Erste Group Bank AG	1,238,783
408,976	HSBC Holdings PLC	4,146,361
37,380	ICICI Bank Ltd ‡	1,596,126
252,473	Intesa Sanpaolo SpA	940,320
6,828	Komercni Banka AS	1,385,693
151,905	Standard Chartered PLC	4,144,666
		$14,187,308

Household Goods --- 3.84%
27,900	Kao Corp	707,273
134,010	Reckitt Benckiser Group PLC	7,355,522
		$8,062,795

Insurance Related --- 1.75%
124,900	AXA SA	2,778,442
18,107	Swiss Reinsurance Co Ltd	891,268
		$3,669,710

Investment Bank/Brokerage Firm --- 0.56%
160,200	Nomura Holdings Inc	1,180,638
		$1,180,638

Leisure & Entertainment --- 0.84%
274,396	Ladbrokes PLC	661,652
346,880	William Hill PLC	1,111,734
		$1,773,386

Machinery --- 1.19%
23,600	FANUC Ltd	2,504,139
		$2,504,139

Medical Products --- 2.53%
7,753	Sonova Holding AG	963,243
34,940	Synthes Inc	4,360,872
		$5,324,115

Office Equipment & Supplies --- 2.32%
78,350	Canon Inc	3,628,789
107,000	Konica Minolta Holdings Inc	1,248,658
		$4,877,447

Oil & Gas --- 5.49%
853,000	CNOOC Ltd	1,404,043
500	Inpex Corp	3,668,841
117,850	Royal Dutch Shell PLC	3,413,998
52,560	Total SA	3,051,175
		$11,538,057

Paper & Forest Products --- 0.66%
98,000	Svenska Cellulosa AB	1,381,658
		$1,381,658

Personal Loans --- 0.46%
82,000	AEON Credit Service Co Ltd	973,580
		$973,580

Pharmaceuticals --- 7.59%
23,919	Actelion Ltd §	1,088,197
61,263	Bayer AG	4,143,887
25,470	Merck KGaA	2,064,075
53,330	Roche Holding AG	8,648,928
		$15,945,087

Printing & Publishing --- 1.57%
152,250	Wolters Kluwer NV	3,301,512
		$3,301,512

Railroads --- 2.86%
99,110	Canadian National Railway Co	6,005,075
		$6,005,075

Retail --- 0.52%
139,400	Esprit Holdings Ltd	1,099,688
		$1,099,688

Specialized Services --- 2.02%
607,190	Hays PLC	1,000,650
54,920	Infosys Technologies Ltd sponsored ADR	3,232,042
		$4,232,692

Telephone & Telecommunications --- 2.13%
13,430	America Movil SAB de CV ADR Series L	676,066
100,990	MTN Group Ltd	1,552,893
992,604	Singapore Telecommunications Ltd	2,249,226
		$4,478,185

Textiles --- 5.80%
180,740	Burberry Group PLC	1,958,305
76,060	Compagnie Financiere Richemont SA	2,945,305
62,270	LVMH Moet Hennessy Louis Vuitton SA	7,278,486
		$12,182,096

Utilities --- 1.81%
98,498	GDF SUEZ	3,804,861
		$3,804,861

TOTAL COMMON STOCK --- 97.37%		$204,604,895
(Cost $188,019,570)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

3,259,000	Federal Home Loan Bank	3,259,000
	0.01% April 1, 2010

TOTAL SHORT-TERM INVESTMENTS --- 1.55%		$3,259,000
(Cost $3,259,000)

OTHER ASSETS & LIABILITIES --- 1.08%		$2,276,673

TOTAL NET ASSETS --- 100%		$210,140,568
(Cost $191,278,570)

Legend

*
The Maxim MFS International Growth Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2010 were $2,491,255, $3,044,270 and 1.45%, respectively.

GDR	Global Depository Receipt
ADR	American Depository Receipt
§	Non-income Producing Security

 The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Common Stock
Air freight		3,323,198		-		-		3,323,198
Broadcast/media		5,012,619		-		-		5,012,619
Chemicals		19,516,716		-		-		19,516,716
Computer software &
services		1,646,776		-		-		1,646,776
Conglomerates		2,274,517		-		-		2,274,517
Cosmetics & personal care		2,719,139		-		-		2,719,139
Distributors		1,865,659		-		-		1,865,659
Electric companies		1,343,158		-		-		1,343,158
Electronic instruments &
equipment		13,571,683		-		-		13,571,683
Electronics - semiconductor		6,489,704		-		-		6,489,704
Financial services		10,517,359		-		-		10,517,359
Food & beverages		29,802,338		-		-		29,802,338
Foreign banks		14,187,308		-		-		14,187,308
Household goods		8,062,795		-		-		8,062,795
Insurance related		3,669,710		-		-		3,669,710
Investment bank/brokerage
firm		1,180,638		-		-		1,180,638
Leisure & entertainment		1,773,386		-		-		1,773,386
Machinery		2,504,139		-		-		2,504,139
Medical products		5,324,115		-		-		5,324,115
Office equipment & supplies		4,877,447		-		-		4,877,447
Oil & gas		11,538,057		-		-		11,538,057
Paper & forest products		1,381,658		-		-		1,381,658
Personal loans		973,580		-		-		973,580
Pharmaceuticals		15,945,087		-		-		15,945,087
Printing & publishing		3,301,512		-		-		3,301,512
Railroads		6,005,075		-		-		6,005,075
Retail		1,099,688		-		-		1,099,688
Specialized services		4,232,692		-		-		4,232,692
Telephone &
telecommunications		4,478,185		-		-		4,478,185
Textiles		12,182,096		-		-		12,182,096
Utilities		3,804,861		-		-		3,804,861
Short-term Investments		-		3,259,000		-		3,259,000
Total		$204,604,895		$3,259,000		$-		$207,863,895

At March 31, 2010, the U.S. Federal income tax cost basis was $193,400,137.  The Maxim MFS International Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $26,030,854 and gross depreciation of securities in which there was an excess of tax cost over value of $11,567,096, resulting in net appreciation of $14,463,758.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
MARCH 31, 2010
UNAUDITED

		% of Portfolio
Country	Values ($)	Investment
Austria	1,238,783	0.60%
Bermuda	1,099,688	0.53%
Brazil	735,359	0.35%
Canada	6,005,075	2.89%
Czech Republic	1,385,693	0.67%
France	35,809,049	17.23%
Germany	22,021,105	10.59%
Hong Kong	3,269,702	1.57%
India	4,828,168	2.32%
Italy	940,320	0.45%
Japan	26,201,528	12.61%
Mexico	676,066	0.33%
Netherlands	17,492,926	8.42%
Singapore	2,249,226	1.08%
South Africa	1,552,893	0.75%
South Korea	3,044,270	1.46%
Sweden	1,381,658	0.66%
Switzerland	31,829,456	15.31%
Taiwan	2,410,885	1.16%
United Kingdom	36,072,173	17.35%
United States	7,619,872	3.67%
	207,863,895	100.00%

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense --- 0.52%
100,000	Alliant Techsystems Inc	100,500
	6.75% April 1, 2016
100,000	Embraer Overseas Ltd	101,750
	6.38% January 15, 2020
150,000	Embraer Overseas Ltd	154,875
	6.38% January 24, 2017
150,000	L-3 Communications Corp	152,625
	6.13% January 15, 2014
300,000	Lockheed Martin Corp	316,520
	4.12% March 14, 2013
250,000	Raytheon Co	272,652
	5.38% April 1, 2013
		$1,098,922

Agency --- 2.06%
2,500,000	Federal Home Loan Bank	2,732,358
	5.00% November 17, 2017
1,500,000	Freddie Mac	1,604,980
	4.13% September 27, 2013
		$4,337,338

Agency - Pass Through --- 19.67%
755,230	Fannie Mae	797,251
	5.50% March 1, 2036
686,580	Fannie Mae	732,827
	6.00% February 1, 2036
488,692	Fannie Mae	531,078
	6.50% June 1, 2036
208,430	Fannie Mae	210,443
	4.50% August 1, 2035
591,304	Fannie Mae	641,667
	6.50% August 1, 2037
485,888	Fannie Mae	518,520
	5.00% February 1, 2018
742,382	Fannie Mae	781,596
	4.50% June 1, 2018
3,495,774	Fannie Mae *	3,669,703
	5.54% March 1, 2047
15,270	Fannie Mae	16,570
	6.50% April 1, 2037
7,912,860	Fannie Mae	7,939,821
	4.50% July 1, 2039
1,063,140	Fannie Mae	1,131,097
	6.00% August 1, 2037
1,826,255	Fannie Mae	1,949,269
	6.00% February 1, 2037
1,807,538	Fannie Mae	1,923,078
	6.00% March 1, 2037
200,441	Freddie Mac	216,416
	6.00% April 1, 2035
157,193	Freddie Mac	170,704
	6.00% November 1, 2033
1,819,267	Freddie Mac	1,925,892
	5.50% August 1, 2035
110,832	Freddie Mac	121,085
	6.50% February 1, 2036
368,252	Freddie Mac	371,118
	4.50% November 1, 2035
475,039	Freddie Mac	478,736
	4.50% May 1, 2035
460,085	Freddie Mac	511,083
	7.00% August 1, 2037
178,999	Freddie Mac	194,154
	6.00% May 1, 2021
349,404	Freddie Mac	352,123
	4.50% March 1, 2036
1,436,267	Freddie Mac	1,519,548
	5.50% August 1, 2036
772,695	Freddie Mac	817,499
	5.50% June 1, 2036
380,671	Freddie Mac	409,108
	6.00% August 1, 2037
3,929,254	Freddie Mac	4,062,797
	5.00% April 1, 2037
5,317,074	Freddie Mac	5,620,925
	5.50% May 1, 2038
575,641	Freddie Mac *	607,807
	5.91% July 1, 2036
168,925	Freddie Mac	175,868
	4.50% July 1, 2021
485,090	Freddie Mac	521,957
	5.50% February 1, 2018
1,502,121	Freddie Mac *	1,570,722
	4.42% May 1, 2037
241,701	Freddie Mac	255,592
	5.00% March 1, 2022
222,652	Freddie Mac	239,493
	6.00% March 1, 2036
123,510	Freddie Mac	128,587
	4.50% April 1, 2021
341,028	Freddie Mac	347,219
	4.00% December 1, 2020
		$41,461,353

Auto Parts & Equipment --- 0.34%
50,000	Affinia Group Inc †	54,500
	10.75% August 15, 2016
50,000	American Axle & Manufacturing Holdings Inc †	53,375
	9.25% January 15, 2017
50,000	ArvinMeritor Inc	51,750
	10.63% March 15, 2018
250,000	Johnson Controls Inc	249,397
	5.00% March 30, 2020
50,000	Lear Corp	50,562
	7.88% March 15, 2018
100,000	Tenneco Inc ‡	101,500
	8.63% November 15, 2014
50,000	TRW Automotive Inc †	51,813
	8.88% December 1, 2017
100,000	United Components Inc	100,500
	9.38% June 15, 2013
		$713,397

Automobiles --- 0.26%
300,000	DaimlerChrysler NA Holding Corp	302,174
	4.88% June 15, 2010
185,000	DaimlerChrysler NA Holding Corp	205,099
	6.50% November 15, 2013
100,000	Motors Liquidation Co § @	36,000
	7.40% September 1, 2025
		$543,273

Banks --- 0.59%
250,000	PNC Funding Corp	257,958
	5.63% February 1, 2017
250,000	US Bank NA	266,148
	4.95% October 30, 2014
700,000	Wachovia Bank NA	720,483
	4.80% November 1, 2014
		$1,244,589

Biotechnology --- 0.22%
200,000	Genentech Inc	213,526
	4.75% July 15, 2015
250,000	Life Technologies Corp	251,381
	3.38% March 1, 2013
		$464,907

Broadcast/Media --- 2.26%
50,000	Belo Corp	52,125
	8.00% November 15, 2016
36,669	CCH II LLC ‡	44,094
	13.50% November 30, 2016
50,000	CCO Holdings LLC	51,250
	8.75% November 15, 2013
75,000	Cinemark USA Inc	79,031
	8.63% June 15, 2019
75,000	Clear Channel Worldwide Holdings Inc †	78,375
	9.25% December 15, 2017
350,000	Cox Communications Inc	378,331
	5.45% December 15, 2014
250,000	Cox Communications Inc	279,415
	7.13% October 1, 2012
100,000	DISH DBS Corp	100,750
	6.63% October 1, 2014
250,000	Grupo Televisa SA	252,543
	6.63% March 18, 2025
500,000	Historic TW Inc	564,737
	6.88% June 15, 2018
75,000	Interpublic Group of Cos Inc	84,844
	10.00% July 15, 2017
75,000	Kabel Deutschland GmbH	78,656
	10.63% July 1, 2014
100,000	Lamar Media Corp	96,125
	6.63% August 15, 2015
50,000	MDC Partners Inc †	54,063
	11.00% November 1, 2016
500,000	News America Holdings Inc	587,517
	9.25% February 1, 2013
19,000	Nexstar Broadcasting Inc	15,390
	7.00% January 15, 2014
55,719	Nexstar Broadcasting Inc †	45,132
	0.50% January 15, 2014
50,000	Regal Cinemas Corp	52,625
	8.63% July 15, 2019
50,000	Sirius XM Radio Inc † ‡	49,813
	8.75% April 1, 2015
250,000	Time Warner Cable Inc	310,045
	8.75% February 14, 2019
200,000	Time Warner Cable Inc	214,150
	5.85% May 1, 2017
315,000	Time Warner Inc	334,299
	5.50% November 15, 2011
50,000	Truvo Subsidiary Corp † #	3,000
	8.38% December 1, 2014
55,387	Umbrella Acquisition Inc †	47,771
	9.75% March 15, 2015
50,000	Videotron Ltee	50,375
	6.38% December 15, 2015
50,000	Videotron Ltee	55,563
	9.13% April 15, 2018
275,000	Visant Holding Corp	281,875
	8.75% December 1, 2013
75,000	Visant Holding Corp	77,250
	10.25% December 1, 2013
350,000	Walt Disney Co	371,009
	5.70% July 15, 2011
75,000	XM Satellite Radio Inc †	84,469
	13.00% August 1, 2013
		$4,774,622

Building Materials --- 0.36%
50,000	Building Materials Corp of America †	49,875
	7.50% March 15, 2020
75,000	Goodman Global Group Inc † **	43,875
	11.75% December 15, 2014
50,000	Goodman Global Inc	55,875
	13.50% February 15, 2016
300,000	Masco Corp	303,054
	7.13% March 15, 2020
50,222	Nortek Inc	53,863
	11.00% December 1, 2013
50,000	Ply Gem Industries Inc	52,750
	11.75% June 15, 2013
200,000	Voto-Votorantim Overseas Trading Operations NV	200,500
	6.63% September 25, 2019
		$759,792

Chemicals --- 1.42%
384,000	Albemarle Corp ‡	401,642
	5.10% February 1, 2015
50,000	Ashland Inc †	56,000
	9.13% June 1, 2017
50,000	Chemtura Corp § @ #	58,750
	6.88% June 1, 2016
500,000	Dow Chemical Co	604,870
	8.55% May 15, 2019
325,000	EI du Pont de Nemours & Co	350,933
	5.00% January 15, 2013
50,000	Hexion Finance Escrow LLC †	49,250
	8.88% February 1, 2018
50,000	Hexion US Finance Corp ‡	51,000
	9.75% November 15, 2014
50,000	Huntsman International LLC †	50,250
	8.63% March 15, 2020
75,000	Huntsman International LLC †	68,062
	5.50% June 30, 2016
250,000	Incitec Pivot Finance LLC †	252,662
	6.00% December 10, 2019
50,000	Koppers Inc †	51,500
	7.88% December 1, 2019
50,000	Nalco Co †	53,125
	8.25% May 15, 2017
100,000	Nalco Co	103,000
	8.88% November 15, 2013
250,000	Praxair Inc	266,408
	4.63% March 30, 2015
200,000	Rohm & Haas Co	212,486
	6.00% September 15, 2017
225,000	RPM International Inc	234,540
	6.50% February 15, 2018
125,000	Solutia Inc	131,875
	8.75% November 1, 2017
		$2,996,353

Commercial Mortgage Backed --- 5.68%
500,000	Banc of America Commercial Mortgage Inc *	485,159
	Series 2007-4 Class A4
	5.74% July 10, 2017
1,900,000	Banc of America Commercial Mortgage Inc	1,961,503
	Series 2007-1 Class A2
	5.38% January 15, 2049
2,700,000	Citigroup/Deustche Bank Commercial Mortgage Trust *	2,699,733
	Series 2007-CD5 Class A4
	5.89% August 15, 2017
1,900,000	Citigroup/Deustche Bank Commercial Mortgage Trust	1,864,117
	Series 2007-CD4 Class A3
	5.29% December 11, 2049
450,000	Credit Suisse First Boston Mortgage Securities Corp *	454,369
	Series 2005-C6 Class A2FX
	5.21% December 15, 2040
1,200,000	Credit Suisse Mortgage Capital Certificates	1,246,996
	Series 2006-C4 Class AAB
	5.44% September 15, 2039
750,000	LB-UBS Commercial Mortgage Trust *	785,312
	Series 2008-C1 Class A2
	6.15% April 15, 2041
200,000	Merrill Lynch Mortgage Trust *	160,573
	Series MLMT2008-C1 Class AM
	6.27% February 12, 2051
200,000	Merrill Lynch Mortgage Trust	208,513
	Series MLMT 2008-C1 Class A2
	5.43% February 12, 2051
1,000,000	ML-CFC Commercial Mortgage Trust *	916,798
	Series 2007-6 Class A4
	5.49% March 12, 2051
750,000	Morgan Stanley Capital I *	740,821
	Series 2007-IQ15 Class A4
	5.88% June 11, 2049
440,000	Morgan Stanley Capital I	442,549
	Series 2006-IQ12 Class A4
	5.33% December 15, 2043
		$11,966,443

Communications - Equipment --- 0.39%
100,000	Cisco Systems Inc	111,431
	5.50% February 22, 2016
275,000	Cisco Systems Inc	286,196
	5.25% February 22, 2011
400,000	Harris Corp	431,468
	5.95% December 1, 2017
		$829,095

Computer Hardware & Systems --- 0.93%
75,000	Activant Solutions Inc	72,000
	9.50% May 1, 2016
500,000	Dell Inc	556,541
	7.10% April 15, 2028
150,000	Hewlett-Packard Co	168,924
	6.13% March 1, 2014
200,000	Hewlett-Packard Co	216,071
	5.40% March 1, 2017
175,000	Hewlett-Packard Co	187,867
	5.25% March 1, 2012
500,000	International Business Machines Corp	615,592
	7.63% October 15, 2018
100,000	Seagate Technology HDD Holdings	100,250
	6.80% October 1, 2016
50,000	Viasystems Inc †	54,125
	12.00% January 15, 2015
		$1,971,370

Computer Software & Services --- 0.65%
300,000	Adobe Systems Inc	301,190
	3.25% February 1, 2015
100,000	BMC Software Inc	109,780
	7.25% June 1, 2018
75,000	CompuCom Systems Inc †	79,500
	12.50% October 1, 2015
75,000	GXS Worldwide Inc †	72,187
	9.75% June 15, 2015
50,000	JDA Software Group Inc †	52,000
	8.00% December 15, 2014
100,000	Oracle Corp	110,378
	6.50% April 15, 2038
250,000	Oracle Corp	274,202
	5.75% April 15, 2018
50,000	SERENA Software Inc	48,750
	10.38% March 15, 2016
50,000	SS&C Technologies Inc	53,063
	11.75% December 1, 2013
75,000	SunGard Data Systems Inc	81,750
	10.63% May 15, 2015
125,000	SunGard Data Systems Inc	131,406
	10.25% August 15, 2015
50,000	Terremark Worldwide Inc †	57,500
	12.00% June 15, 2017
		$1,371,706

Conglomerates --- 0.49%
850,000	General Electric Co	916,277
	5.00% February 1, 2013
110,000	Koninklijke Philips Electronics NV	117,322
	5.75% March 11, 2018
		$1,033,599

Containers --- 0.30%
50,000	Ball Corp	50,875
	6.75% September 15, 2020
50,000	Ball Corp	53,125
	7.13% September 1, 2016
100,000	Berry Plastics Corp	97,625
	8.88% September 15, 2014
50,000	Cascades Inc †	50,250
	7.88% January 15, 2020
100,000	Crown Americas LLC	104,000
	7.75% November 15, 2015
50,000	Graham Packaging Co LP †	50,375
	8.25% January 1, 2017
125,000	Graphic Packaging International Inc	128,125
	9.50% August 15, 2013
50,000	Greif Inc	52,000
	7.75% August 1, 2019
50,000	Rock-Tenn Co	54,500
	9.25% March 15, 2016
		$640,875

Distributors --- 0.19%
50,000	Baker & Taylor Inc †	26,500
	11.50% July 1, 2013
50,000	Interline Brands Inc	51,500
	8.13% June 15, 2014
100,000	McJunkin Red Man Corp †	102,125
	9.50% December 15, 2016
100,000	SGS International Inc	105,125
	12.00% December 15, 2013
104,218	VWR Funding Inc	110,471
	10.25% July 15, 2015
		$395,721

Electric Companies --- 2.58%
250,000	Cleveland Electric Illuminating Co	239,763
	5.95% December 15, 2036
450,000	Commonwealth Edison Co	486,722
	5.80% March 15, 2018
300,000	Consolidated Edison Co of New York	328,711
	5.50% September 15, 2016
300,000	Duke Energy Indiana Inc	326,382
	6.05% June 15, 2016
300,000	EDF SA †	289,572
	5.60% January 27, 2040
75,000	Edison Mission Energy	52,312
	7.00% May 15, 2017
500,000	Exelon Generation Co LLC	533,146
	5.35% January 15, 2014
250,000	FirstEnergy Solutions Corp	250,323
	6.05% August 15, 2021
300,000	FPL Group Capital Inc	323,866
	5.35% June 15, 2013
300,000	MidAmerican Energy Co	319,205
	4.65% October 1, 2014
300,000	MidAmerican Energy Holdings Co	295,337
	5.95% May 15, 2037
200,000	Northern States Power Co	209,427
	5.25% March 1, 2018
500,000	Pacific Gas & Electric Co	514,689
	4.20% March 1, 2011
125,000	PPL Energy Supply LLC	113,215
	6.00% December 15, 2036
350,000	PSE&G Power LLC	373,380
	7.75% April 15, 2011
100,000	Texas Competitive Electric Holdings Co LLC ‡	69,500
	10.25% November 1, 2015
200,000	Union Electric Co	211,914
	6.00% April 1, 2018
200,000	Virginia Electric & Power Co	217,684
	5.10% November 30, 2012
300,000	Westar Energy Inc	292,448
	5.88% July 15, 2036
		$5,447,596

Electronic Instruments & Equipment --- 0.46%
75,000	Baldor Electric Co	79,313
	8.63% February 15, 2017
75,000	Belden Inc	73,875
	7.00% March 15, 2017
90,000	Emerson Electric Co	94,152
	4.88% October 15, 2019
200,000	Emerson Electric Co	214,815
	5.75% November 1, 2011
31,358	FPL Energy National Wind Portfolio LLC †	30,170
	6.13% March 25, 2019
100,000	General Cable Corp	99,125
	7.13% April 1, 2017
120,000	Hubbell Inc	123,658
	5.95% June 1, 2018
185,000	Roper Industries Inc	206,184
	6.63% August 15, 2013
50,000	Sensus USA Inc	51,000
	8.63% December 15, 2013
		$972,292

Electronics - Semiconductor --- 0.23%
75,000	Advanced Micro Devices Inc †	77,250
	8.13% December 15, 2017
50,000	Freescale Semiconductor Inc ‡	47,750
	8.88% December 15, 2014
40,000	Freescale Semiconductor Inc ‡	38,400
	9.13% December 15, 2014
300,000	KLA-Tencor Corp	325,432
	6.90% May 1, 2018
		$488,832

Engineering & Construction --- 0.03%
75,000	Esco Corp * †	66,563
	4.13% December 15, 2013
		$66,563

Financial Services --- 3.10%
250,000	Bank of America Corp	262,400
	5.38% June 15, 2014
100,000	Bank of America Corp	100,834
	4.50% April 1, 2015
400,000	BlackRock Inc	439,996
	6.25% September 15, 2017
500,000	Boeing Capital Corp	546,220
	6.50% February 15, 2012
100,000	CIT Group Funding Co of Delaware LLC ‡	103,500
	10.25% May 1, 2017
175,000	CIT Group Inc	161,437
	7.00% May 1, 2017
150,000	Citigroup Inc	153,263
	5.13% May 5, 2014
100,000	CME Group Index Services LLC †	98,022
	4.40% March 15, 2018
325,000	Eaton Vance Corp	349,999
	6.50% October 2, 2017
300,000	General Electric Capital Corp	315,247
	4.88% March 4, 2015
50,000	GMAC Inc	47,750
	8.00% November 1, 2031
50,000	GMAC Inc †	52,500
	8.30% February 12, 2015
192,000	GMAC Inc	195,120
	6.88% September 15, 2011
88,000	GMAC Inc	89,540
	7.00% February 1, 2012
50,000	Icahn Enterprises LP † ‡	48,188
	8.00% January 15, 2018
50,000	International Lease Finance Corp †	51,113
	8.63% September 15, 2015
200,000	International Lease Finance Corp	199,998
	4.88% September 1, 2010
100,000	International Lease Finance Corp †	102,303
	8.75% March 15, 2017
250,000	Invesco Ltd	260,405
	5.63% April 17, 2012
50,000	Janus Capital Group Inc	49,712
	6.70% June 15, 2017
50,000	Janus Capital Group Inc	51,717
	6.25% June 15, 2012
500,000	JPMorgan Chase & Co	542,851
	6.00% January 15, 2018
250,000	NASDAQ OMX Group Inc	248,618
	5.55% January 15, 2020
250,000	NASDAQ OMX Group Inc	248,806
	4.00% January 15, 2015
400,000	National Rural Utilities Cooperative Finance Corp	422,548
	5.45% February 1, 2018
50,000	Pinnacle Foods Finance LLC ‡	52,875
	10.63% April 1, 2017
75,000	Pinnacle Foods Finance LLC	76,875
	9.25% April 1, 2015
250,000	State Street Corp	264,588
	4.30% May 30, 2014
250,000	Textron Financial Corp * †	200,000
	6.00% February 15, 2067
200,000	Textron Financial Corp	205,496
	5.40% April 28, 2013
100,000	TNK-BP Finance SA †	104,250
	7.25% February 2, 2020
500,000	ZFS Finance USA Trust I * †	487,500
	6.15% December 15, 2065
		$6,533,671

Food & Beverages --- 2.51%
50,000	B&G Foods Inc	50,938
	7.63% January 15, 2018
500,000	Bacardi Ltd †	571,684
	7.45% April 1, 2014
450,000	Bottling Group LLC	494,621
	5.50% April 1, 2016
100,000	Coca-Cola Co	104,003
	4.88% March 15, 2019
300,000	Coca-Cola Femsa SAB de CV †	294,444
	4.63% February 15, 2020
75,000	Constellation Brands Inc	76,875
	7.25% May 15, 2017
400,000	Costco Wholesale Corp	429,693
	5.30% March 15, 2012
100,000	Dean Foods Co	98,000
	7.00% June 1, 2016
50,000	Del Monte Corp †	52,437
	7.50% October 15, 2019
220,000	General Mills Inc	238,650
	5.70% February 15, 2017
300,000	Kellogg Co	316,934
	4.25% March 6, 2013
250,000	Kraft Foods Inc	251,879
	2.63% May 8, 2013
250,000	Kraft Foods Inc	270,496
	5.25% October 1, 2013
400,000	Kraft Foods Inc	437,750
	6.25% June 1, 2012
75,000	Kroger Co	83,662
	6.90% April 15, 2038
225,000	Kroger Co	239,574
	5.00% April 15, 2013
50,000	M-Foods Holdings Inc †	51,687
	9.75% October 1, 2013
50,000	Michael Foods Inc	51,375
	8.00% November 15, 2013
250,000	PepsiCo Inc	269,677
	4.65% February 15, 2013
100,000	Reddy Ice Corp †	100,000
	13.25% November 1, 2015
50,000	Reddy Ice Corp †	52,500
	11.25% March 15, 2015
75,000	Smithfield Foods Inc †	83,625
	10.00% July 15, 2014
50,000	Smithfield Foods Inc	49,125
	7.75% July 1, 2017
200,000	Sysco Corp	211,966
	4.20% February 12, 2013
50,000	TreeHouse Foods Inc	51,875
	7.75% March 1, 2018
225,000	Wal-Mart Stores Inc	242,302
	6.20% April 15, 2038
100,000	Wal-Mart Stores Inc	106,726
	4.25% April 15, 2013
		$5,282,498

Foreign Banks --- 0.10%
100,000	Banco Cruzeiro do Sul SA †	103,750
	8.50% February 20, 2015
100,000	BBVA Bancomer SA *	98,000
	5.38% July 22, 2015
		$201,750

Foreign Governments --- 3.20%
100,000	Banco Nacional de Desenvolvimento Economico e Social †	106,750
	6.50% June 10, 2019
1,015,122	Government of Argentina	761,341
	8.28% December 31, 2033
150,000	Government of Brazil	161,250
	5.88% January 15, 2019
160,000	Government of Brazil	204,000
	8.25% January 20, 2034
200,000	Government of Brazil	267,700
	11.00% August 17, 2040
200,000	Government of Colombia	230,000
	7.38% January 27, 2017
500,000	Government of Indonesia	510,199
	6.63% February 17, 2037
100,000	Government of Indonesia †	143,750
	11.63% March 4, 2019
500,000	Government of Mexico	540,000
	5.95% March 19, 2019
250,000	Government of Mexico	278,875
	5.88% February 17, 2014
301,000	Government of Mexico	331,100
	6.75% September 27, 2034
100,000	Government of Panama	106,250
	6.70% January 26, 2036
100,000	Government of Panama	114,250
	7.25% March 15, 2015
100,000	Government of Peru	107,000
	6.55% March 14, 2037
100,000	Government of Poland	109,880
	6.38% July 15, 2019
1,085,600	Government of Russia	1,251,263
	7.50% March 31, 2030
100,000	Government of South Africa	111,625
	6.88% May 27, 2019
100,000	Government of Turkey	111,380
	7.00% September 26, 2016
100,000	Government of Turkey	101,000
	6.88% March 17, 2036
150,000	Government of Turkey	167,070
	7.38% February 5, 2025
300,000	Government of Uruguay	339,750
	7.63% March 21, 2036
950,000	Government of Venezuela	695,875
	9.38% January 13, 2034
		$6,750,308

Gold, Metals & Mining --- 1.30%
200,000	Alcoa Inc	200,908
	5.55% February 1, 2017
315,000	ArcelorMittal	330,658
	6.13% June 1, 2018
250,000	Barrick Gold Corp	286,050
	6.95% April 1, 2019
250,000	BHP Billiton Finance USA Ltd	272,645
	5.25% December 15, 2015
500,000	BHP Billiton Finance USA Ltd	537,220
	4.80% April 15, 2013
75,000	Compass Minerals International Inc †	78,000
	8.00% June 1, 2019
100,000	CSN Islands XI Corp †	104,500
	6.88% September 21, 2019
300,000	Newmont Mining Corp	288,793
	5.88% April 1, 2035
250,000	Rio Tinto Finance USA Ltd	320,858
	9.00% May 1, 2019
100,000	Rio Tinto Finance USA Ltd	109,919
	5.88% July 15, 2013
100,000	Rio Tinto Finance USA Ltd	112,557
	6.50% July 15, 2018
75,000	Teck Resources Ltd	89,250
	10.25% May 15, 2016
		$2,731,358

Health Care Related --- 1.16%
400,000	Aetna Inc	419,366
	5.75% June 15, 2011
75,000	AMR HoldCo Inc	78,797
	10.00% February 15, 2015
50,000	Bausch & Lomb Inc	52,875
	9.88% November 1, 2015
50,000	BioScrip Inc †	50,875
	10.25% October 1, 2015
225,000	CIGNA Corp	242,379
	6.35% March 15, 2018
50,000	CRC Health Corp	45,125
	10.75% February 1, 2016
50,000	HCA Inc †	52,344
	7.88% February 15, 2020
50,000	HCA Inc †	53,781
	8.50% April 15, 2019
362,000	HCA Inc	387,792
	9.63% November 15, 2016
75,000	National Mentor Holdings Inc	74,812
	11.25% July 1, 2014
75,000	Omnicare Inc	73,594
	6.88% December 15, 2015
200,000	Quest Diagnostics Inc	221,684
	6.40% July 1, 2017
75,000	United Surgical Partners International Inc	77,625
	9.25% May 1, 2017
400,000	UnitedHealth Group Inc	427,079
	6.00% February 15, 2018
100,000	Vanguard Health Holding Co II LLC †	97,250
	8.00% February 1, 2018
100,000	Viant Holdings Inc †	99,750
	10.13% July 15, 2017
		$2,455,128

Hotels/Motels --- 0.07%
150,000	Wyndham Worldwide Corp	148,597
	6.00% December 1, 2016
		$148,597

Household Goods --- 0.48%
75,000	ALH Finance LLC	75,000
	8.50% January 15, 2013
75,000	Central Garden & Pet Co	76,031
	8.25% March 1, 2018
50,000	Diversey Holdings Inc †	54,500
	10.50% May 15, 2020
50,000	Diversey Inc †	51,750
	8.25% November 15, 2019
100,000	Jarden Corp	101,375
	7.50% May 1, 2017
50,000	Libbey Glass Inc †	52,625
	10.00% February 15, 2015
75,000	Norcraft Cos LP †	79,125
	10.50% December 15, 2015
46,000	Sealy Mattress Co †	51,520
	10.88% April 15, 2016
100,000	Sealy Mattress Co	100,000
	8.25% June 15, 2014
75,000	Simmons Bedding Co †	81,750
	11.25% July 15, 2015
79,500	Spectrum Brands Inc	84,270
	12.00% August 28, 2019
200,000	Whirlpool Corp	209,349
	5.50% March 1, 2013
		$1,017,295

Independent Power Producer --- 0.07%
150,000	NRG Energy Inc	148,875
	7.38% February 1, 2016
		$148,875

Insurance Related --- 2.23%
200,000	ACE INA Holdings Inc	218,369
	5.60% May 15, 2015
175,000	ACE INA Holdings Inc	189,049
	5.70% February 15, 2017
300,000	Aflac Inc	361,216
	8.50% May 15, 2019
375,000	Allstate Corp	400,725
	5.00% August 15, 2014
500,000	AXA SA	606,280
	8.60% December 15, 2030
300,000	Berkshire Hathaway Finance Corp	322,473
	4.85% January 15, 2015
210,000	Chubb Corp	227,049
	5.75% May 15, 2018
50,000	CNA Financial Corp	52,167
	6.00% August 15, 2011
100,000	Horace Mann Educators Corp	101,849
	6.85% April 15, 2016
300,000	Massachusetts Mutual Life Insurance Co †	382,151
	8.88% June 1, 2039
250,000	MetLife Inc	280,163
	6.75% June 1, 2016
100,000	MetLife Inc	110,930
	6.82% August 15, 2018
150,000	Nationwide Mutual Insurance Co †	170,915
	9.38% August 15, 2039
230,000	Northwestern Mutual Life Insurance Co †	230,821
	6.06% March 30, 2040
250,000	Pacific Life Corp †	224,955
	6.60% September 15, 2033
250,000	Pacific Life Global Funding †	263,577
	5.15% April 15, 2013
100,000	Prudential Financial Inc	106,104
	5.15% January 15, 2013
140,000	Prudential Financial Inc	146,853
	6.63% December 1, 2037
275,000	Travelers Cos Inc	299,411
	5.50% December 1, 2015
		$4,695,057

Investment Bank/Brokerage Firm --- 2.30%
525,000	Bear Stearns Cos Inc	606,737
	7.25% February 1, 2018
125,000	Bear Stearns Cos Inc	136,126
	5.70% November 15, 2014
200,000	FMR LLC †	216,238
	7.57% June 15, 2029
450,000	Goldman Sachs Group Inc	476,136
	6.15% April 1, 2018
200,000	Goldman Sachs Group Inc	214,985
	5.25% October 15, 2013
250,000	Jefferies Group Inc	277,336
	8.50% July 15, 2019
500,000	Macquarie Group Ltd †	498,740
	6.00% January 14, 2020
500,000	Merrill Lynch & Co Inc	534,002
	6.05% August 15, 2012
550,000	Morgan Stanley	561,592
	4.75% April 1, 2014
100,000	Morgan Stanley	107,121
	6.00% April 28, 2015
200,000	Morgan Stanley	213,316
	6.63% April 1, 2018
150,000	Nuveen Investments Inc	145,500
	10.50% November 15, 2015
300,000	Raymond James Financial Inc	342,868
	8.60% August 15, 2019
500,000	Xstrata Finance Canada Ltd †	524,550
	5.50% November 16, 2011
		$4,855,247

Leisure & Entertainment --- 0.66%
50,000	American Casino & Entertainment Properties LLC ‡	46,875
	11.00% June 15, 2014
100,000	Ameristar Casinos Inc	104,750
	9.25% June 1, 2014
100,000	Easton-Bell Sports Inc †	105,250
	9.75% December 1, 2016
50,000	Great Canadian Gaming Corp †	49,500
	7.25% February 15, 2015
100,000	Harrah's Operating Co Inc	107,750
	11.25% June 1, 2017
50,000	Herbst Gaming Inc § @ #	50
	7.00% November 15, 2014
50,000	HRP Myrtle Beach Operations LLC † § @ ~ #	0
	5.38% April 1, 2012
75,000	Indianapolis Downs LLC †	49,875
	11.00% November 1, 2012
50,000	Jacobs Entertainment Inc	47,000
	9.75% June 15, 2014
50,000	MGM Mirage †	56,250
	11.13% November 15, 2017
50,000	MGM Mirage †	51,500
	9.00% March 15, 2020
50,000	MGM Mirage	58,250
	13.00% November 15, 2013
50,000	MGM Mirage	49,875
	8.38% February 1, 2011
125,000	MGM Mirage Inc ‡	104,063
	7.50% June 1, 2016
50,000	Peninsula Gaming LLC †	47,750
	10.75% August 15, 2017
50,000	Peninsula Gaming LLC †	49,875
	8.38% August 15, 2015
50,000	Penn National Gaming Inc †	50,750
	8.75% August 15, 2019
50,000	Penn National Gaming Inc	49,187
	6.75% March 1, 2015
50,000	San Pasqual Casino †	47,500
	8.00% September 15, 2013
50,000	Seminole Hard Rock Entertainment Inc * †	44,500
	2.76% March 15, 2014
50,000	Seminole Indian Tribe of Florida †	46,603
	7.80% October 1, 2020
50,000	Shingle Springs Tribal Gaming Authority †	41,500
	9.38% June 15, 2015
50,000	Tunica Biloxi Gaming Authority †	47,500
	9.00% November 15, 2015
75,000	Wynn Las Vegas LLC ‡	74,813
	6.63% December 1, 2014
50,000	Yonkers Racing Corp †	54,000
	11.38% July 15, 2016
		$1,384,966

Machinery --- 0.80%
350,000	Caterpillar Inc	404,864
	7.00% December 15, 2013
320,000	Dover Corp	338,839
	5.45% March 15, 2018
200,000	Harsco Corp	197,695
	5.75% May 15, 2018
240,000	Ingersoll-Rand Global Holding Co Ltd	269,893
	6.88% August 15, 2018
50,000	Mueller Water Products Inc	45,125
	7.38% June 1, 2017
50,000	Navistar International Corp	51,000
	8.25% November 1, 2021
50,000	Oshkosh Corp † ‡	51,750
	8.50% March 1, 2020
50,000	SPX Corp	52,312
	7.63% December 15, 2014
250,000	Timken Co	265,868
	6.00% September 15, 2014
		$1,677,346

Manufacturing --- 0.14%
50,000	Amsted Industries Inc †	50,000
	8.13% March 15, 2018
32,000	SMART Modular Technologies WWH Inc *	30,080
	5.75% April 1, 2012
200,000	Tyco Electronics Group SA	215,560
	5.95% January 15, 2014
		$295,640

Medical Products --- 0.50%
50,000	Accellent Inc	50,750
	10.50% December 1, 2013
150,000	Biomet Inc	168,000
	11.63% October 15, 2017
100,000	Boston Scientific Corp	94,469
	6.00% January 15, 2020
100,000	Boston Scientific Corp	95,837
	4.50% January 15, 2015
249,000	Boston Scientific Corp	258,960
	6.00% June 15, 2011
145,000	Covidien International Finance SA	158,292
	5.45% October 15, 2012
50,000	Inverness Medical Innovations Inc	48,938
	7.88% February 1, 2016
50,000	Inverness Medical Innovations Inc	51,000
	9.00% May 15, 2016
125,000	Universal Hospital Services Inc	124,375
	8.50% June 1, 2015
		$1,050,621

Miscellaneous --- 0.54%
50,000	American Achievement Corp †	49,500
	8.25% April 1, 2012
150,000	ARAMARK Corp	153,375
	8.50% February 1, 2015
75,000	Ceridian Corp	71,812
	11.25% November 15, 2015
75,000	Express LLC †	76,500
	8.75% March 1, 2018
75,000	Garda World Security Corp †	76,781
	9.75% March 15, 2017
50,000	Global Cash Access Inc	50,063
	8.75% March 15, 2012
250,000	Hutchison Whampoa International Ltd †	291,540
	7.63% April 9, 2019
3,000	KAR Auction Services Inc	3,150
	10.00% May 1, 2015
100,000	KAR Auction Services Inc	102,000
	8.75% May 1, 2014
100,000	Rainbow National Services LLC †	105,375
	10.38% September 1, 2014
100,000	Reynolds Group Issuer Inc †	102,750
	7.75% October 15, 2016
50,000	Stena AB	51,250
	7.50% November 1, 2013
		$1,134,096

Oil & Gas --- 3.70%
300,000	Anadarko Petroleum Corp	326,841
	5.95% September 15, 2016
50,000	Aquilex Holdings LLC †	53,750
	11.13% December 15, 2016
50,000	BASiC Energy Services Inc	43,500
	7.13% April 15, 2016
400,000	Canadian Natural Resources Ltd	388,898
	5.85% February 1, 2035
200,000	Chesapeake Energy Corp	197,500
	6.88% January 15, 2016
75,000	Cie Generale de Geophysique-Veritas	75,000
	7.75% May 15, 2017
50,000	Coffeyville Resources LLC †	49,375
	10.88% April 1, 2017
130,000	Conoco Funding Co	152,470
	7.25% October 15, 2031
500,000	ConocoPhillips Australia Funding Co	547,670
	5.50% April 15, 2013
300,000	Consolidated Natural Gas Co	319,684
	5.00% December 1, 2014
75,000	Crosstex Energy LP †	77,344
	8.88% February 15, 2018
50,000	Denbury Resources Inc	53,000
	8.25% February 15, 2020
50,000	Ecopetrol SA	55,500
	7.63% July 23, 2019
50,000	El Paso Corp	49,141
	7.80% August 1, 2031
155,000	Enbridge Inc	166,535
	5.60% April 1, 2017
50,000	Forest Oil Corp	50,250
	7.25% June 15, 2019
100,000	Gaz Capital SA for Gazprom	116,010
	8.63% April 28, 2034
50,000	Hilcorp Energy I LP †	49,375
	7.75% November 1, 2015
100,000	Holly Energy Partners LP	95,500
	6.25% March 1, 2015
150,000	Husky Energy Inc	159,922
	6.15% June 15, 2019
600,000	Husky Oil Ltd	672,868
	7.55% November 15, 2016
200,000	Kinder Morgan Energy Partners LP	214,509
	5.95% February 15, 2018
250,000	Kinder Morgan Energy Partners LP	271,612
	5.85% September 15, 2012
50,000	Linn Energy LLC †	48,750
	8.63% April 15, 2020
50,000	Linn Energy LLC †	56,750
	11.75% May 15, 2017
100,000	MarkWest Energy Partners LP	102,625
	8.75% April 15, 2018
100,000	Morgan Stanley Bank AG for OAO Gazprom	114,010
	9.63% March 1, 2013
75,000	Niska Gas Storage US LLC †	76,688
	8.88% March 15, 2018
150,000	Pacific Rubiales Energy Corp †	162,750
	8.75% November 10, 2016
200,000	PEMEX Project Funding Master Trust	209,740
	9.13% October 13, 2010
100,000	Petrobras International Finance Co	116,956
	7.88% March 15, 2019
200,000	Petroleos Mexicanos †	205,400
	4.88% March 15, 2015
300,000	Petroleos Mexicanos †	307,500
	6.00% March 5, 2020
75,000	Plains Exploration & Production Co	76,031
	7.75% June 15, 2015
83,350	Qatar Petroleum †	85,621
	5.58% May 30, 2011
50,000	Regency Energy Partners LP †	53,000
	9.38% June 1, 2016
50,000	Regency Energy Partners LP	51,875
	8.38% December 15, 2013
50,000	SandRidge Energy Inc †	47,500
	8.00% June 1, 2018
50,000	Southern Star Central Corp	50,562
	6.75% March 1, 2016
250,000	Spectra Energy Capital LLC	273,234
	6.25% February 15, 2013
50,000	Teekay Corp	52,250
	8.50% January 15, 2020
50,000	Valero Energy Corp	51,036
	4.75% April 1, 2014
150,000	Valero Energy Corp	178,580
	9.38% March 15, 2019
50,000	Valero Energy Corp	54,184
	6.88% April 15, 2012
150,000	Valero Energy Corp	154,593
	7.50% April 15, 2032
100,000	Weatherford International Ltd	104,435
	6.00% March 15, 2018
40,000	Weatherford International Ltd	42,292
	7.00% March 15, 2038
300,000	Williams Partners LP †	300,611
	5.25% March 15, 2020
105,000	XTO Energy Inc	122,934
	6.75% August 1, 2037
300,000	XTO Energy Inc	335,961
	6.38% June 15, 2038
155,000	XTO Energy Inc	176,171
	6.25% August 1, 2017
		$7,798,293

Paper & Forest Products --- 0.42%
75,000	Boise Paper Holdings LLC †	78,750
	9.00% November 1, 2017
50,000	Clearwater Paper Corp †	55,500
	10.63% June 15, 2016
125,000	Georgia-Pacific LLC †	136,250
	8.25% May 1, 2016
250,000	International Paper Co	284,078
	7.50% August 15, 2021
50,000	NewPage Corp	49,750
	11.38% December 31, 2014
300,000	Weyerhaeuser Co	289,129
	7.38% March 15, 2032
		$893,457

Personal Loans --- 1.33%
400,000	American Express Credit Corp	433,292
	5.88% May 2, 2013
350,000	American Honda Finance Corp †	370,535
	4.63% April 2, 2013
250,000	Capital One Bank USA NA	302,064
	8.80% July 15, 2019
250,000	Capital One Financial Corp	285,683
	7.38% May 23, 2014
50,000	Ford Motor Credit Co LLC	52,638
	8.00% June 1, 2014
50,000	Ford Motor Credit Co LLC	52,449
	8.13% January 15, 2020
225,000	Ford Motor Credit Co LLC	238,631
	9.88% August 10, 2011
75,000	Ford Motor Credit Co LLC	79,022
	8.00% December 15, 2016
500,000	HSBC Finance Capital Trust IX *	442,500
	7.55% November 30, 2035
200,000	HSBC Finance Corp	218,106
	7.00% May 15, 2012
320,000	HSBC Finance Corp	320,308
	4.75% April 15, 2010
		$2,795,228

Pharmaceuticals --- 0.42%
350,000	Abbott Laboratories	382,758
	5.15% November 30, 2012
300,000	Eli Lilly & Co	322,859
	5.20% March 15, 2017
150,000	Pharmacia Corp	170,259
	6.50% December 1, 2018
		$875,876

Pollution Control --- 0.49%
50,000	Aleris International Inc §	438
	9.00% December 15, 2014
250,000	Republic Services Inc †	243,518
	6.20% March 1, 2040
750,000	Republic Services Inc	798,798
	6.75% August 15, 2011
		$1,042,754

Printing & Publishing --- 0.13%
100,000	MediMedia USA Inc †	83,500
	11.38% November 15, 2014
75,000	Nielsen Finance LLC	84,750
	11.50% May 1, 2016
50,000	Nielsen Finance LLC	56,500
	11.63% February 1, 2014
50,000	Nielsen Finance LLC ††	47,500
	Step Bond 0% - 12.50%
	0.00% August 1, 2016
75,000	Reader's Digest Association Inc § @ ~	0
	9.00% February 15, 2017
		$272,250

Railroads --- 0.67%
375,000	Burlington Northern Santa Fe LLC	395,785
	4.88% January 15, 2015
75,000	Kansas City Southern Railway	77,906
	8.00% June 1, 2015
400,000	Norfolk Southern Corp	418,372
	6.75% February 15, 2011
500,000	Union Pacific Corp	527,574
	4.88% January 15, 2015
		$1,419,637

Real Estate --- 0.42%
300,000	AMB Property LP	317,132
	6.30% June 1, 2013
250,000	AvalonBay Communities Inc	263,520
	5.70% March 15, 2017
50,000	Host Hotels & Resorts LP	50,875
	7.13% November 1, 2013
50,000	Host Hotels & Resorts LP	50,500
	6.88% November 1, 2014
100,000	Simon Property Group LP	103,455
	6.13% May 30, 2018
100,000	Ventas Realty LP	102,188
	6.50% June 1, 2016
		$887,670

Restaurants --- 0.06%
50,000	Dave & Buster's Inc	52,500
	11.25% March 15, 2014
75,000	NPC International Inc	74,625
	9.50% May 1, 2014
		$127,125

Retail --- 1.09%
175,000	Best Buy Co Inc	195,873
	6.75% July 15, 2013
100,000	CVS Caremark Corp	107,839
	5.75% June 1, 2017
47,000	Dollar General Corp	54,755
	11.88% July 15, 2017
50,000	General Nutrition Centers Inc	51,000
	10.75% March 15, 2015
75,000	General Nutrition Centers Inc *	70,969
	4.89% March 15, 2014
100,000	Inergy LP/Inergy Finance Corp	100,000
	6.88% December 15, 2014
200,000	JC Penney Corp Inc	200,250
	5.75% February 15, 2018
50,000	Limited Brands Inc	55,750
	8.50% June 15, 2019
75,000	Macy's Retail Holdings Inc	71,250
	6.90% April 1, 2029
50,000	NBC Acquisition Corp	44,875
	11.00% March 15, 2013
50,000	Nebraska Book Co Inc	51,625
	10.00% December 1, 2011
50,000	Nebraska Book Co Inc	47,375
	8.63% March 15, 2012
75,000	Penske Automotive Group Inc	72,188
	7.75% December 15, 2016
50,000	QVC Inc †	51,000
	7.50% October 1, 2019
50,000	QVC Inc †	50,313
	7.13% April 15, 2017
100,000	Sally Holdings LLC ‡	109,000
	10.50% November 15, 2016
500,000	Sherwin-Williams Co	502,458
	3.13% December 15, 2014
50,000	Suburban Propane Partners LP	50,812
	7.38% March 15, 2020
300,000	Target Corp	325,332
	5.88% March 1, 2012
75,000	Toys R Us Property Co I LLC †	83,625
	10.75% July 15, 2017
		$2,296,289

Specialized Services --- 0.94%
50,000	AAC Group Holding Corp †	49,938
	10.25% October 1, 2012
75,000	Affinity Group Inc	52,500
	9.00% February 15, 2012
75,000	Altegrity Inc †	70,500
	10.50% November 1, 2015
300,000	Capital One Capital IV *	258,750
	6.75% February 17, 2037
175,000	Capital One Capital V	207,320
	10.25% August 15, 2039
75,000	Fox Acquisition Sub LLC †	71,344
	13.38% July 15, 2016
100,000	Inmarsat Finance PLC †	104,000
	7.38% December 1, 2017
100,000	Knowledge Learning Corp †	97,000
	7.75% February 1, 2015
75,000	Lender Processing Services Inc	80,437
	8.13% July 1, 2016
50,000	Maxim Crane Works LP †	48,645
	12.25% April 15, 2015
50,000	Midwest Gaming Borrower LLC †	49,470
	11.63% April 15, 2016
50,000	Petroplus Finance Ltd †	43,000
	7.00% May 1, 2017
75,000	Reliance Intermediate Holdings LP †	79,312
	9.50% December 15, 2019
75,000	RSC Equipment Rental Inc †	79,500
	10.00% July 15, 2017
100,000	Sitel LLC †	100,750
	11.50% April 1, 2018
75,000	Stream Global Services Inc †	78,000
	11.25% October 1, 2014
250,000	Teco Finance Inc	246,876
	5.15% March 15, 2020
50,000	Universal City Development Partners Ltd †	52,250
	10.88% November 15, 2016
75,000	Universal City Development Partners Ltd †	75,563
	8.88% November 15, 2015
125,000	Yankee Acquisition Corp ‡	129,062
	9.75% February 15, 2017
		$1,974,217

Supranationals --- 0.14%
250,000	Corporacion Andina de Fomento	293,690
	8.13% June 4, 2019
		$293,690

Telephone & Telecommunications --- 3.27%
250,000	America Movil SAB de CV	273,258
	5.75% January 15, 2015
200,000	America Movil SAB de CV †	198,012
	5.00% October 16, 2019
540,000	AT&T Inc	584,249
	5.10% September 15, 2014
450,000	AT&T Inc	513,489
	6.70% November 15, 2013
300,000	AT&T Wireless Services Inc	387,363
	8.75% March 1, 2031
250,000	CenturyTel Inc	247,647
	6.15% September 15, 2019
300,000	Deutsche Telekom International Finance BV	315,435
	4.88% July 8, 2014
100,000	Digicel Group Ltd †	99,250
	9.13% January 15, 2015
100,000	Digicel Group Ltd † ‡	103,750
	10.50% April 15, 2018
100,000	Digicel Ltd †	113,250
	12.00% April 1, 2014
250,000	Intelsat Intermediate Holding Co SA	258,750
	9.50% February 1, 2015
125,000	Intelsat Jackson Holdings SA	135,313
	11.25% June 15, 2016
150,000	MetroPCS Wireless Inc ‡	153,375
	9.25% November 1, 2014
125,000	Nextel Communications Inc	118,750
	7.38% August 1, 2015
350,000	Rogers Communications Inc	398,142
	6.80% August 15, 2018
50,000	SBA Telecommunications Inc †	52,625
	8.00% August 15, 2016
50,000	Sorenson Communications Inc †	48,250
	10.50% February 1, 2015
250,000	Sprint Capital Corp	228,750
	6.90% May 1, 2019
50,000	Sprint Nextel Corp	50,250
	8.38% August 15, 2017
280,000	Telecom Italia Capital SA	284,887
	4.88% October 1, 2010
300,000	Telefonica Emisiones SAU	338,223
	7.05% June 20, 2036
250,000	Telefonica Emisiones SAU	271,830
	5.86% February 4, 2013
50,000	tw telecom holdings inc †	51,125
	8.00% March 1, 2018
575,000	Verizon Communications Inc	628,976
	6.10% April 15, 2018
200,000	Verizon Global Funding Corp	208,682
	7.25% December 1, 2010
100,000	Virgin Media Finance PLC	109,250
	9.50% August 15, 2016
150,000	Vodafone Group PLC	159,932
	5.35% February 27, 2012
200,000	Vodafone Group PLC	214,014
	5.63% February 27, 2017
100,000	West Corp	106,000
	11.00% October 15, 2016
125,000	West Corp	128,438
	9.50% October 15, 2014
100,000	Wind Acquisition Finance SA †	110,500
	11.75% July 15, 2017
		$6,891,765

Textiles --- 0.05%
100,000	Phillips-Van Heusen Corp	101,625
	8.13% May 1, 2013
		$101,625

Tobacco --- 0.39%
100,000	Altria Group Inc	121,513
	9.25% August 6, 2019
450,000	Philip Morris International Inc	484,502
	5.65% May 16, 2018
200,000	Reynolds American Inc	226,976
	7.75% June 1, 2018
		$832,991

Transportation --- 0.07%
50,000	Avis Budget Car Rental LLC †	52,250
	9.63% March 15, 2018
50,000	Hertz Corp	53,688
	10.50% January 1, 2016
50,000	Hertz Corp	51,375
	8.88% January 1, 2014
		$157,313

U.S. Governments --- 23.03%
3,000,000	United States of America	3,044,298
	2.63% June 30, 2014
17,000,000	United States of America	16,642,728
	2.63% April 30, 2016
2,500,000	United States of America	2,519,530
	1.50% July 15, 2012
6,900,000	United States of America	6,877,899
	1.38% January 15, 2013
7,000,000	United States of America	7,009,296
	3.25% December 31, 2016
2,000,000	United States of America	1,618,438
	3.50% February 15, 2039
1,500,000	United States of America	1,455,234
	4.50% May 15, 2038
2,500,000	United States of America	2,316,405
	4.25% May 15, 2039
7,000,000	United States of America	6,915,237
	1.88% April 30, 2014
150,000	United States of America	161,320
	4.13% May 15, 2015
		$48,560,385

U.S. Municipal --- 0.00%
50,000	State of Illinois	500
	0.00% November 15, 2016
		$500

Utilities --- 0.38%
100,000	AmeriGas Partners LP	101,500
	7.25% May 20, 2015
250,000	Sempra Energy	324,901
	9.80% February 15, 2019
350,000	Southern California Gas Co	380,799
	5.50% March 15, 2014
		$807,200

TOTAL BONDS --- 95.79%		$201,969,356
(Cost $195,588,180)

COMMON STOCK

Shares		Value ($)

Printing & Publishing --- 0.01%
1,051	Dex One Corp ‡‡	29,335
39	SuperMedia Inc ‡‡	1,595
		$30,930

TOTAL COMMON STOCK --- 0.01%		$30,930
(Cost $89,874)

PREFERRED STOCK

Shares		Value ($)

Banks --- 0.02%
43	GMAC Inc †	32,777
		$32,777

TOTAL PREFERRED STOCK --- 0.02%		$32,777
(Cost $10,750)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

Short Term Investments --- 3.91%
2,000,000	World Bank Discount Notes	2,000,000
	0.10% April 1, 2010
246,000	Fannie Mae	246,000
	0.09% April 1, 2010
3,000,000	Federal Home Loan Bank	2,999,935
	0.13% April 7, 2010
3,000,000	Federal Home Loan Bank	2,999,963
	0.09% April 6, 2010
10,148,000	Federal Home Loan Bank	10,148,000
	0.01% April 1, 2010

TOTAL SHORT-TERM INVESTMENTS --- 8.72%		$18,393,898
(Cost $18,393,898)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

335,000	BNP Paribas Securities Corp	335,001
	Repurchase Agreement
	0.01% April 1, 2010
335,000	Bank of America LLC	335,000
	Repurchase Agreement
	0.02% April 1, 2010
336,000	Barclays Capital Inc	336,000
	Repurchase Agreement
	0.01% April 1, 2010
335,000	Household Bank Securities Inc	335,000
	Repurchases Agreement
	0.01% April 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 0.64%		$1,341,001
(Cost $1,341,001)

OTHER ASSETS & LIABILITIES --- (5.18%)		$(10,931,511)

TOTAL NET ASSETS --- 100%		$210,836,451
(Cost $215,423,703)
At March 31, 2010, the Portfolio had the following outstanding future contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
US Long Bond Short Futures	35	$4,064,375	June 2010	$4,101
US 5Yr Treasury Note Short Futures	25	2,871,094	June 2010	11,719
US 2Yr Treasury Note Short Futures	80	17,356,000	June 2010	(15,000)

Net Unrealized Appreciation/(Depreciation) on futures contracts is included in “Other Assets and Liabilities”.

Legend

*	Represents the current interest rate for variable rate security.
†
The Maxim Federated Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2010 were $14,093,843, $14,464,261 and 6.86%, respectively.

‡	A portion or all of the security is on loan at March 31, 2010.
§	Security in default at March 31, 2010.
@	Security in bankruptcy at March 31, 2010.
**	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
††	Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2010.
‡‡	Non-income Producing Security
~           Security has no market value at March 31, 2010.
#
The Maxim Federated Bond Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material.  Aggregate cost, fair value and percent of net assets of these illiquid securities held at March 31, 2010 were $190,625, $61,800 and 0.03%, respectively.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Bonds
Commercial mortgage-backed		-		11,966,443		-		11,966,443
Corporate		-		88,599,339		-		88,599,339
Foreign government		-		6,750,308		-		6,750,308
Residential mortgage-backed		-		41,461,353		-		41,461,353
U.S. government		-		52,897,723		-		52,897,723
Obligations of US states and their subdivisions		-		-		500		-
Other debt		-		293,690		-		293,690
Common Stock								-
Printing & publishing		30,930		-		-		30,930
Preferred Stock
Banks		-		32,777		-		32,777
Short-term Investments		1,341,001		18,393,898		-		19,734,899
Total Assets		1,371,931		220,395,531		500		221,767,962
Liabilities
Other Financial Instruments*		33,514		-		-		33,514
Total Liabilities		33,514		-		-		33,514
Total		$1,338,417		$220,395,531		$500		$221,734,448

*Other financial instruments consist of futures.  Futures are reported at their variation margin as of March 31, 2010.

At March 31, 2010, the U.S. Federal income tax cost basis was $215,436,584. The Maxim Federated Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $8,366,362 and gross depreciation of securities in which there was an excess of tax cost over value of $2,034,984, resulting in net appreciation of $6,331,378.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 1.55%
987,570	Cobham PLC	3,851,490
		$3,851,490

Air Freight --- 2.94%
131,110	TNT NV	3,759,509
250,700	Yamato Holdings Co Ltd	3,523,583
		$7,283,092

Broadcast/Media --- 2.81%
890	Fuji Media Holdings Inc	1,318,483
10,130	Nippon Television Network Corp	1,378,261
109,370	Vivendi SA	2,927,100
129,625	WPP PLC	1,343,499
		$6,967,343

Building Materials --- 2.04%
122,410	Assa Abloy AB Class B	2,395,443
14,932	Geberit AG	2,672,295
		$5,067,738

Chemicals --- 2.82%
4,180	Givaudan SA	3,667,015
31,000	Shin-Etsu Chemical Co Ltd	1,800,513
63,789	Symrise AG	1,518,950
		$6,986,478

Communications - Equipment --- 2.23%
252,120	Nokia OYJ	3,926,286
152,900	Telefonaktiebolaget LM Ericsson	1,611,458
		$5,537,744

Conglomerates --- 0.91%
630,795	Tomkins PLC	2,257,147
		$2,257,147

Cosmetics & Personal Care --- 1.47%
27,600	Kobayashi Pharmaceutical Co Ltd	1,136,592
107,300	Kose Corp	2,519,237
		$3,655,829

Distributors --- 0.76%
172,060	Bunzl PLC	1,882,535
		$1,882,535

Electric Companies --- 1.08%
72,230	E.ON AG	2,666,748
		$2,666,748

Electronic Instruments & Equipment --- 2.90%
372,348	Halma PLC	1,422,763
78,060	Legrand SA	2,466,063
43,500	Omron Corp	1,009,680
181,570	Spectris PLC	2,280,026
		$7,178,532

Electronics - Semiconductor --- 2.25%
4,386	Samsung Electronics Co Ltd	3,170,931
230,190	Taiwan Semiconductor Manufacturing Co Ltd sponsored ADR	2,414,693
		$5,585,624

Financial Services --- 1.60%
254,038	ING Groep NV	2,536,331
18,208	Julius Baer Group Ltd	660,524
123,740	SNS Reaal	775,652
		$3,972,507

Food & Beverages --- 8.88%
1,000	Barry Callebaut AG	645,865
9,030	Binggrae Co Ltd	377,896
61,099	Danone SA	3,680,563
128,280	Heineken NV	6,592,634
63,600	LAWSON Inc	2,714,344
131,412	Nestle SA	6,730,129
6,411	Nong Shim Co Ltd	1,286,223
		$22,027,654

Foreign Banks --- 8.07%
291,100	Bangkok Bank PCL	1,237,861
140,000	Chiba Bank Ltd	837,095
126,322	Credit Agricole SA	2,211,207
180,000	Dah Sing Financial Holdings Ltd	985,285
174,200	DnB NOR ASA	1,990,204
143,000	Hachijuni Bank Ltd	813,734
449,680	HSBC Holdings PLC	4,559,034
145,000	Joyo Bank Ltd	646,754
166,200	Sapporo Hokuyo Holdings Inc	759,091
83,400	Sumitomo Mitsui Financial Group Inc	2,756,509
466,868	UniCredit SpA	1,379,391
98,057	Unione di Banche Italiane SCPA	1,323,090
10,730	Van Lanschot NV	507,239
		$20,006,494

Health Care Related --- 1.36%
69,200	Miraca Holdings Inc	2,109,531
49,400	Rhoen Klinikum AG	1,264,391
		$3,373,922

Household Goods --- 3.68%
237,100	Kao Corp	6,010,557
56,670	Reckitt Benckiser Group PLC	3,110,495
		$9,121,052

Insurance Related --- 5.03%
151,700	Amlin PLC	894,344
288,320	Catlin Group Ltd	1,573,776
11,544	Euler Hermes SA	860,678
398,832	Hiscox Ltd	2,027,508
266,440	Jardine Lloyd Thompson Group PLC	2,246,008
18,190	MunichRe AG	2,951,901
7,490	Zurich Financial Services AG	1,920,094
		$12,474,309

Investment Bank/Brokerage Firm --- 1.35%
636,000	Daiwa Securities Group Inc	3,347,010
		$3,347,010

Leisure & Entertainment --- 0.46%
23,000	Sankyo Co Ltd	1,137,822
		$1,137,822

Machinery --- 1.73%
95,200	Glory Ltd	2,364,471
22,000	Schindler Holding AG	1,936,267
		$4,300,738

Manufacturing --- 0.76%
302,000	Venture Corp Ltd	1,882,440
		$1,882,440

Medical Products --- 1.94%
257,571	Smith & Nephew PLC	2,567,971
17,890	Synthes Inc	2,232,857
		$4,800,828

Office Equipment & Supplies --- 2.50%
255,500	Konica Minolta Holdings Inc	2,981,607
40,320	Neopost SA	3,222,311
		$6,203,918

Oil & Gas --- 5.37%
313	Inpex Corp	2,296,695
193,100	Royal Dutch Shell PLC	5,593,916
93,390	Total SA	5,421,408
		$13,312,019

Paper & Forest Products --- 0.38%
114,779	Smurfit Kappa Group PLC	951,092
		$951,092

Pharmaceuticals --- 10.85%
325,110	GlaxoSmithKline PLC	6,240,920
34,000	Hisamitsu Pharmaceutical Co Inc	1,263,772
25,270	Merck KGaA	2,047,867
44,260	Roche Holding AG	7,177,978
112,150	Sanofi-Aventis SA	8,359,975
60,400	Santen Pharmaceutical Co Ltd	1,812,840
		$26,903,352

Printing & Publishing --- 1.14%
148,310	Reed Elsevier PLC	1,182,690
75,950	Wolters Kluwer NV	1,646,961
		$2,829,651

Real Estate --- 0.59%
143,491	Deutsche Wohnen AG †	1,455,105
		$1,455,105

Retail --- 2.19%
136,750	Daiei Inc †	586,552
144,889	Esprit Holdings Ltd	1,142,989
54,560	USS Co Ltd	3,705,808
		$5,435,349

Specialized Services --- 1.03%
111,800	Nomura Research Institute Ltd	2,547,160
		$2,547,160

Telephone & Telecommunications --- 7.93%
708,000	China Unicom Hong Kong Ltd	796,976
1,006	KDDI Corp	5,208,086
306,910	Koninklijke KPN NV	4,862,441
591,500	SmarTone Telecommunications Holding	611,746
3,551,462	Vodafone Group PLC	8,194,479
		$19,673,728

Textiles --- 0.58%
19,191	Compagnie Financiere Richemont SA	743,141
181,000	Sanyo Shokai Ltd	687,293
		$1,430,434

Tobacco --- 4.13%
158,680	British American Tobacco PLC	5,469,690
1,041	Japan Tobacco Inc	3,874,938
37,010	Swedish Match AB	884,681
		$10,229,309

TOTAL COMMON STOCK --- 95.31%		$236,336,193
(Cost $225,626,998)

OPTIONS IN FUTURES

Par Value ($)		Value ($)

Options

1,088,100,000	Japanese Yen Put, strike price 97.5 YEN, expiration date November 2010	230,307
7,500,000	Euro Call, strike price 146.3 EURO, expiration date November 2010	33,955

TOTAL OPTIONS IN FUTURES --- 0.11%		$264,262
(Cost $472,823)

PREFERRED STOCK

Shares		Value ($)

Household Goods --- 1.49%
68,610	Henkel AG & Co KGaA	3,693,772

TOTAL PREFERRED STOCK --- 1.49%		$3,693,772
(Cost $2,678,605)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

5,746,000	Federal Home Loan Bank	5,746,000
	0.01% April 1, 2010

TOTAL SHORT-TERM INVESTMENTS --- 2.32%		$5,746,000
(Cost $5,746,000)

OTHER ASSETS & LIABILITIES --- 0.78%		$1,930,332

TOTAL NET ASSETS --- 100%		$247,970,559
(Cost $234,524,426)

Legend

ADR	American Depository Receipt
†	Non-income Producing Security

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Common Stock
Aerospace & defense		3,851,490		-		-		3,851,490
Air freight		7,283,092		-		-		7,283,092
Broadcast/media		6,967,343		-		-		6,967,343
Building materials		5,067,738		-		-		5,067,738
Chemicals		6,986,478		-		-		6,986,478
Communications - equipment		5,537,744		-		-		5,537,744
Conglomerates		2,257,147		-		-		2,257,147
Cosmetics & personal care		3,655,829		-		-		3,655,829
Distributors		1,882,535		-		-		1,882,535
Electric companies		2,666,748		-		-		2,666,748
Electronic instruments &
equipment		7,178,532		-		-		7,178,532
Electronics - semiconductor		5,585,624		-		-		5,585,624
Financial services		3,972,507		-		-		3,972,507
Food & beverages		22,027,654		-		-		22,027,654
Foreign banks		20,006,494		-		-		20,006,494
Health care related		3,373,922		-		-		3,373,922
Household goods		9,121,052		-		-		9,121,052
Insurance related		12,474,309		-		-		12,474,309
Investment bank/brokerage
firm		3,347,010		-		-		3,347,010
Leisure & entertainment		1,137,822		-		-		1,137,822
Machinery		4,300,738		-		-		4,300,738
Manufacturing		1,882,440		-		-		1,882,440
Medical products		4,800,828		-		-		4,800,828
Office equipment & supplies		6,203,918		-		-		6,203,918
Oil & gas		13,312,019		-		-		13,312,019
Paper & forest products		951,092		-		-		951,092
Pharmaceuticals		26,903,352		-		-		26,903,352
Printing & publishing		2,829,651		-		-		2,829,651
Real estate		1,455,105		-		-		1,455,105
Retail		5,435,349		-		-		5,435,349
Specialized services		2,547,160		-		-		2,547,160
Telephone &
telecommunications		19,673,728		-		-		19,673,728
Textiles		1,430,434		-		-		1,430,434
Tobacco		10,229,309		-		-		10,229,309
Preferred Stock
Household goods		3,693,772		-		-		3,693,772
Short-term Investments		-		5,746,000		-		5,746,000
Other Financial Instruments*		-		264,262		-		264,262
Total		$240,029,965		$6,010,262		$-		$246,040,227

*Other financial instruments consist of options.  Options are reported at their market value as of March 31, 2010.

At March 31, 2010, the U.S. Federal income tax cost basis was $237,567,743.  The Maxim MFS International Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $18,194,518 and gross depreciation of securities in which there was an excess of tax cost over value of $9,722,035, resulting in net appreciation of $8,472,483.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

See Summary of Investments by Country following the Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL VALUE PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
MARCH 31, 2010
UNAUDITED

		% of Portfolio
Country	Values ($)	Investment
Bermuda	4,213,030	1.71%
European Community	33,955	0.01%
Finland	3,926,286	1.60%
France	29,149,305	11.85%
Germany	15,598,734	6.34%
Hong Kong	2,925,250	1.19%
Ireland	951,092	0.39%
Italy	2,702,481	1.10%
Japan	61,378,325	24.95%
Netherlands	20,680,767	8.41%
Norway	1,990,204	0.81%
Singapore	1,882,440	0.76%
South Korea	4,835,050	1.96%
Sweden	4,891,582	1.99%
Switzerland	26,153,308	10.63%
Taiwan	2,414,693	0.98%
Thailand	1,237,861	0.50%
United Kingdom	53,097,007	21.58%
United States	7,978,857	3.24%
	246,040,227	100.00%

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 2.94%
51,976	Boeing Co	3,773,977
26,590	General Dynamics Corp	2,052,748
8,542	Goodrich Corp	602,382
52,598	Honeywell International Inc	2,381,112
12,557	ITT Corp	673,181
7,991	L-3 Communications Holdings Inc	732,215
22,043	Lockheed Martin Corp	1,834,418
20,909	Northrop Grumman Corp	1,371,003
9,689	Precision Castparts Corp	1,227,693
26,402	Raytheon Co	1,508,082
10,803	Rockwell Collins Inc	676,160
64,673	United Technologies Corp	4,760,580
		$21,593,551

Agriculture --- 0.17%
44,252	Archer-Daniels-Midland Co	1,278,883
		$1,278,883

Air Freight --- 1.03%
11,528	CH Robinson Worldwide Inc	643,839
14,557	Expeditors International of Washington Inc	537,444
21,537	FedEx Corp	2,011,556
68,481	United Parcel Service Inc Class B	4,410,861
		$7,603,700

Airlines --- 0.09%
50,980	Southwest Airlines Co	673,956
		$673,956

Auto Parts & Equipment --- 0.24%
17,865	Goodyear Tire & Rubber Co *	225,813
46,227	Johnson Controls Inc	1,525,029
		$1,750,842

Automobiles --- 0.46%
231,783	Ford Motor Co *	2,913,512
16,066	Harley-Davidson Inc	450,973
		$3,364,485

Banks --- 3.10%
47,367	BB&T Corp	1,534,217
11,817	Comerica Inc	449,519
54,663	Fifth Third Bancorp	742,870
14,908	First Horizon National Corp	209,457
42,820	Huntington Bancshares Inc	229,943
60,259	KeyCorp	467,007
5,670	M&T Bank Corp †	450,085
35,452	Marshall & Ilsley Corp	285,389
35,634	PNC Financial Services Group Inc	2,127,350
81,578	Regions Financial Corp	640,387
34,336	SunTrust Banks Inc	919,861
131,894	US Bancorp	3,413,417
356,700	Wells Fargo & Co ~	11,100,504
9,082	Zions Bancorp †	198,169
		$22,768,175

Biotechnology --- 1.95%
67,626	Amgen Inc *	4,041,330
18,652	Biogen Idec Inc *	1,069,879
31,675	Celgene Corp *	1,962,583
5,031	Cephalon Inc *	341,001
18,270	Genzyme Corp *	946,934
62,059	Gilead Sciences Inc *	2,822,443
12,254	Life Technologies Corp *	640,516
4,106	Millipore Corp *	433,594
7,676	PerkinElmer Inc	183,456
28,127	Thermo Fisher Scientific Inc *	1,446,853
6,490	Waters Corp *	438,335
		$14,326,924

Broadcast/Media --- 2.81%
46,538	CBS Corp Class B	648,740
196,871	Comcast Corp Class A	3,705,112
64,541	DIRECTV Class A *	2,182,131
19,533	Discovery Communications Inc Class A *	660,020
32,322	Interpublic Group of Cos Inc *	268,919
155,323	News Corp Class A	2,238,204
21,409	Omnicom Group Inc	830,883
6,736	Scripps Networks Interactive Inc	298,742
24,268	Time Warner Cable Inc	1,293,727
79,354	Time Warner Inc	2,481,400
41,806	Viacom Inc Class B *	1,437,290
132,679	Walt Disney Co	4,631,824
		$20,676,992

Building Materials --- 0.05%
24,230	Masco Corp	376,050
		$376,050

Chemicals --- 1.85%
14,575	Air Products & Chemicals Inc	1,077,821
5,982	Airgas Inc	380,575
3,269	CF Industries Holdings Inc	298,067
78,845	Dow Chemical Co	2,331,447
4,882	Eastman Chemical Co	310,886
16,337	Ecolab Inc	718,011
62,299	EI du Pont de Nemours & Co	2,320,015
5,272	FMC Corp	319,167
5,261	International Flavors & Fragrances Inc	250,792
37,588	Monsanto Co	2,684,535
11,481	PPG Industries Inc	750,857
21,142	Praxair Inc	1,754,786
8,345	Sigma-Aldrich Corp	447,793
		$13,644,752

Communications - Equipment --- 2.47%
394,823	Cisco Systems Inc * ~	10,277,243
9,033	Harris Corp	428,977
17,365	JDS Uniphase Corp *	217,583
36,163	Juniper Networks Inc *	1,109,481
159,100	Motorola Inc *	1,116,882
115,222	QUALCOMM Inc	4,838,172
27,792	Tellabs Inc	210,385
		$18,198,723

Computer Hardware & Systems --- 5.67%
62,476	Apple Inc * ~	14,677,487
118,651	Dell Inc *	1,780,952
140,640	EMC Corp *	2,537,146
162,351	Hewlett-Packard Co ~	8,628,956
89,605	International Business Machines Corp ~	11,491,841
5,147	Lexmark International Inc Class A *	185,704
23,306	NetApp Inc *	758,843
8,334	QLogic Corp *	169,180
15,651	SanDisk Corp *	541,994
11,533	Teradata Corp *	333,188
15,490	Western Digital Corp *	603,955
		$41,709,246

Computer Software & Services --- 5.87%
36,072	Adobe Systems Inc *	1,275,867
11,511	Akamai Technologies Inc *	361,561
15,742	Autodesk Inc *	463,130
12,586	BMC Software Inc *	478,268
27,247	CA Inc	639,487
12,567	Citrix Systems Inc *	596,555
16,615	Compuware Corp *	139,566
77,528	eBay Inc *	2,089,380
22,313	Electronic Arts Inc *	416,361
16,638	Google Inc Class A * ~	9,433,912
21,775	Intuit Inc *	747,753
10,816	McAfee Inc *	434,046
526,369	Microsoft Corp ~	15,406,821
27,191	Novell Inc *	162,874
269,791	Oracle Corp	6,930,931
12,672	Red Hat Inc *	370,909
7,544	Salesforce.com Inc *	561,651
55,795	Symantec Corp *	944,051
12,937	VeriSign Inc *	336,491
82,027	Yahoo! Inc *	1,355,906
		$43,145,520

Conglomerates --- 2.43%
48,833	3M Co	4,080,974
734,765	General Electric Co ~	13,372,723
18,297	Textron Inc	388,445
		$17,842,142

Containers --- 0.19%
6,339	Ball Corp	338,376
7,871	Bemis Co Inc	226,055
11,338	Owens-Illinois Inc *	402,952
8,782	Pactiv Corp *	221,131
11,550	Sealed Air Corp	243,474
		$1,431,988

Cosmetics & Personal Care --- 0.31%
29,387	Avon Products Inc	995,337
8,101	Estee Lauder Cos Inc Class A	525,512
14,557	Mead Johnson Nutrition Co	757,401
		$2,278,250

Distributors --- 0.19%
9,076	Fastenal Co †	435,557
10,943	Genuine Parts Co	462,233
4,334	WW Grainger Inc	468,592
		$1,366,382

Electric Companies --- 1.78%
12,516	Allegheny Energy Inc	287,868
32,892	American Electric Power Co Inc	1,124,249
89,888	Duke Energy Corp	1,466,972
22,408	Edison International	765,681
13,007	Entergy Corp	1,058,120
45,454	Exelon Corp	1,991,340
20,978	FirstEnergy Corp	820,030
28,476	FPL Group Inc	1,376,245
11,798	Northeast Utilities	326,097
16,129	Pepco Holdings Inc	276,612
7,371	Pinnacle West Capital Corp	278,108
25,937	PPL Corp	718,714
19,233	Progress Energy Inc	757,011
56,414	Southern Co	1,870,688
		$13,117,735

Electronic Instruments & Equipment --- 1.05%
23,731	Agilent Technologies Inc *	816,109
11,770	Amphenol Corp Class A	496,576
107,263	Corning Inc	2,167,785
51,858	Emerson Electric Co	2,610,532
3,325	First Solar Inc * †	407,811
10,209	FLIR Systems Inc *	287,894
9,765	Rockwell Automation Inc	550,356
6,135	Roper Industries Inc	354,848
		$7,691,911

Electronics - Semiconductor --- 2.48%
41,777	Advanced Micro Devices Inc *	387,273
20,267	Altera Corp	492,691
20,048	Analog Devices Inc	577,783
91,844	Applied Materials Inc	1,238,057
29,642	Broadcom Corp Class A	983,522
381,015	Intel Corp ~	8,481,394
11,523	KLA-Tencor Corp	356,291
15,301	Linear Technology Corp	432,712
47,585	LSI Corp *	291,220
16,230	MEMC Electronic Materials Inc *	248,806
12,373	Microchip Technology Inc †	348,424
58,359	Micron Technology Inc *	606,350
15,758	National Semiconductor Corp	227,703
7,692	Novellus Systems Inc *	192,300
38,139	NVIDIA Corp *	662,856
13,635	Teradyne Inc *	152,303
86,364	Texas Instruments Inc	2,113,327
18,999	Xilinx Inc	484,474
		$18,277,486

Engineering & Construction --- 0.23%
12,293	Fluor Corp	571,747
8,363	Jacobs Engineering Group Inc *	377,924
15,350	Quanta Services Inc *	294,106
9,200	Vulcan Materials Co	434,608
		$1,678,385

Financial Services --- 5.82%
17,532	Ameriprise Financial Inc	795,252
690,993	Bank of America Corp ~	12,334,225
83,024	Bank of New York Mellon Corp	2,563,781
1,345,146	Citigroup Inc *	5,447,841
4,582	CME Group Inc	1,448,416
5,762	Federated Investors Inc Class B †	152,002
10,258	Franklin Resources Inc	1,137,612
5,029	IntercontinentalExchange Inc *	564,153
29,455	Invesco Ltd	645,359
12,701	Janus Capital Group Inc	181,497
273,693	JPMorgan Chase & Co ~	12,247,762
12,035	Legg Mason Inc	345,043
13,142	Leucadia National Corp *	326,053
13,453	Moody's Corp †	400,227
10,826	NASDAQ OMX Group Inc *	228,645
16,617	Northern Trust Corp	918,255
17,832	NYSE Euronext	528,006
34,084	State Street Corp	1,538,552
17,720	T Rowe Price Group Inc	973,360
		$42,776,041

Food & Beverages --- 5.87%
7,425	Brown-Forman Corp Class B	441,416
13,028	Campbell Soup Co	460,540
158,958	Coca-Cola Co ~	8,742,690
21,806	Coca-Cola Enterprises Inc	603,154
30,457	ConAgra Foods Inc	763,557
13,252	Constellation Brands Inc Class A *	217,863
30,049	Costco Wholesale Corp	1,794,226
12,015	Dean Foods Co *	188,515
17,439	Dr Pepper Snapple Group Inc	613,330
22,504	General Mills Inc	1,593,058
11,407	Hershey Co	488,334
21,726	HJ Heinz Co	990,923
4,826	Hormel Foods Corp	202,740
8,172	JM Smucker Co	492,445
17,497	Kellogg Co	934,865
119,329	Kraft Foods Inc Class A	3,608,509
44,798	Kroger Co	970,325
8,817	McCormick & Co Inc	338,220
10,792	Molson Coors Brewing Co Class B	453,911
112,481	PepsiCo Inc	7,441,743
27,932	Safeway Inc	694,389
47,920	Sara Lee Corp	667,526
14,094	SUPERVALU Inc	235,088
40,755	Sysco Corp	1,202,272
22,234	Tyson Foods Inc Class A	425,781
147,227	Wal-Mart Stores Inc ~	8,185,821
11,608	Whole Foods Market Inc *	419,629
		$43,170,870

Gold, Metals & Mining --- 1.11%
8,607	AK Steel Holding Corp	196,756
70,007	Alcoa Inc	996,899
7,261	Allegheny Technologies Inc	392,021
8,921	Cliffs Natural Resources Inc	632,945
29,635	Freeport-McMoRan Copper & Gold Inc	2,475,708
33,776	Newmont Mining Corp	1,720,212
21,665	Nucor Corp	983,158
6,705	Titanium Metals Corp * †	111,236
9,835	United States Steel Corp	624,719
		$8,133,654

Health Care Related --- 2.15%
29,833	Aetna Inc	1,047,437
19,788	AmerisourceBergen Corp	572,269
24,954	Cardinal Health Inc	899,093
18,795	CIGNA Corp	687,521
10,910	Coventry Health Care Inc *	269,695
7,011	DaVita Inc *	444,497
18,931	Express Scripts Inc *	1,926,419
11,666	Humana Inc *	545,619
7,293	Laboratory Corp of America Holdings *	552,153
18,452	McKesson Corp	1,212,665
32,035	Medco Health Solutions Inc *	2,068,180
7,205	Patterson Cos Inc	223,715
10,674	Quest Diagnostics Inc	622,187
32,890	Tenet Healthcare Corp *	188,131
80,126	UnitedHealth Group Inc	2,617,716
30,653	WellPoint Inc *	1,973,440
		$15,850,737

Homebuilding --- 0.09%
18,455	DR Horton Inc	232,533
11,120	Lennar Corp Class A	191,375
21,068	Pulte Group Inc *	237,015
		$660,923

Hotels/Motels --- 0.36%
30,082	Carnival Corp	1,169,588
17,407	Marriott International Inc Class A	548,669
12,837	Starwood Hotels & Resorts Worldwide Inc	598,718
13,003	Wyndham Worldwide Corp	334,567
		$2,651,542

Household Goods --- 2.77%
9,607	Clorox Co	616,193
34,285	Colgate-Palmolive Co	2,923,139
10,313	Fortune Brands Inc	500,284
4,562	Harman International Industries Inc	213,410
28,627	Kimberly-Clark Corp	1,800,066
11,429	Leggett & Platt Inc	247,324
20,523	Newell Rubbermaid Inc	311,950
200,305	Procter & Gamble Co ~	12,673,297
10,886	Stanley Black & Decker Inc	624,965
5,093	Whirlpool Corp	444,364
		$20,354,992

Independent Power Producer --- 0.18%
45,855	AES Corp *	504,405
13,785	Constellation Energy Group Inc	483,992
17,577	NRG Energy Inc *	367,359
		$1,355,756

Insurance Related --- 3.84%
32,241	Aflac Inc	1,750,364
36,939	Allstate Corp	1,193,499
9,936	American International Group Inc * †	339,215
18,841	Aon Corp	804,699
8,772	Assurant Inc	301,581
113,955	Berkshire Hathaway Inc * ~	9,261,123
22,695	Chubb Corp	1,176,736
12,029	Cincinnati Financial Corp	347,638
34,123	Genworth Financial Inc *	625,816
29,284	Hartford Financial Services Group Inc	832,251
20,740	Lincoln National Corp	636,718
24,836	Loews Corp	925,886
36,293	Marsh & McLennan Cos Inc	886,275
56,440	MetLife Inc	2,446,110
21,897	Principal Financial Group Inc	639,611
46,378	Progressive Corp	885,356
31,973	Prudential Financial Inc	1,934,367
6,107	Torchmark Corp	326,786
35,517	Travelers Cos Inc	1,915,787
22,764	Unum Group	563,864
23,456	XL Capital Ltd Class A	443,318
		$28,237,000

Investment Bank/Brokerage Firm --- 1.41%
65,631	Charles Schwab Corp	1,226,643
106,699	E*TRADE Financial Corp *	176,053
36,197	Goldman Sachs Group Inc	6,176,294
96,116	Morgan Stanley	2,815,238
		$10,394,228

Leisure & Entertainment --- 0.23%
9,199	Hasbro Inc	352,138
20,050	International Game Technology	369,922
24,821	Mattel Inc	564,430
5,036	Wynn Resorts Ltd * †	381,880
		$1,668,370

Machinery --- 1.65%
42,932	Caterpillar Inc	2,698,276
13,876	Cummins Inc	859,618
17,923	Danaher Corp	1,432,227
29,140	Deere & Co	1,732,664
12,788	Dover Corp	597,839
11,402	Eaton Corp	863,930
3,770	Flowserve Corp	415,718
26,562	Illinois Tool Works Inc	1,257,976
25,014	PACCAR Inc	1,084,107
7,836	Pall Corp	317,280
11,043	Parker-Hannifin Corp	714,924
4,538	Snap-on Inc	196,677
		$12,171,236

Manufacturing --- 0.06%
14,576	Jabil Circuit Inc	235,985
10,158	Molex Inc	211,896
		$447,881

Medical Products --- 1.91%
41,566	Baxter International Inc	2,419,141
16,332	Becton Dickinson & Co	1,285,818
103,936	Boston Scientific Corp *	750,418
12,123	CareFusion Corp *	320,411
6,630	CR Bard Inc	574,291
10,195	DENTSPLY International Inc	355,296
11,139	Hospira Inc *	631,024
2,628	Intuitive Surgical Inc *	914,886
76,333	Medtronic Inc	3,437,275
23,002	St Jude Medical Inc *	944,232
19,441	Stryker Corp	1,112,414
8,535	Varian Medical Systems Inc *	472,241
14,654	Zimmer Holdings Inc *	867,517
		$14,084,964

Miscellaneous --- 0.12%
9,556	Cintas Corp	268,428
3,481	Dun & Bradstreet Corp	259,056
13,372	Iron Mountain Inc	366,393
		$893,877

Office Equipment & Supplies --- 0.21%
7,542	Avery Dennison Corp	274,604
13,945	Pitney Bowes Inc	340,955
92,947	Xerox Corp	906,234
		$1,521,793

Oil & Gas --- 10.76%
33,884	Anadarko Petroleum Corp	2,467,772
23,177	Apache Corp	2,352,465
21,331	Baker Hughes Inc	999,144
20,130	BJ Services Co	430,782
6,949	Cabot Oil & Gas Corp	255,723
17,091	Cameron International Corp *	732,520
44,600	Chesapeake Energy Corp	1,054,344
138,443	Chevron Corp ~	10,498,133
102,355	ConocoPhillips	5,237,505
15,139	CONSOL Energy Inc	645,830
27,276	Denbury Resources Inc *	460,146
30,614	Devon Energy Corp	1,972,460
4,768	Diamond Offshore Drilling Inc †	423,446
48,139	El Paso Corp	521,827
17,390	EOG Resources Inc	1,616,227
325,581	Exxon Mobil Corp ~	21,807,415
8,384	FMC Technologies Inc *	541,858
62,161	Halliburton Co	1,872,911
7,280	Helmerich & Payne Inc	277,222
20,047	Hess Corp	1,253,940
48,766	Marathon Oil Corp	1,542,956
6,314	Massey Energy Co	330,159
13,127	Murphy Oil Corp	737,606
20,801	Nabors Industries Ltd *	408,324
28,813	National-Oilwell Varco Inc	1,169,232
11,938	Noble Energy Inc	871,474
55,990	Occidental Petroleum Corp	4,733,395
18,424	Peabody Energy Corp	841,977
7,780	Pioneer Natural Resources Co	438,170
10,831	Range Resources Corp	507,649
7,492	Rowan Cos Inc *	218,092
82,839	Schlumberger Ltd	5,256,963
16,754	Smith International Inc	717,406
23,772	Southwestern Energy Co *	967,996
44,516	Spectra Energy Corp	1,002,945
8,492	Sunoco Inc	252,297
10,898	Tesoro Corp	151,482
38,810	Valero Energy Corp	764,557
40,121	Williams Cos Inc	926,795
39,999	XTO Energy Inc	1,887,153
		$79,148,298

Paper & Forest Products --- 0.23%
29,778	International Paper Co	732,837
11,471	MeadWestvaco Corp	293,084
14,523	Weyerhaeuser Co	657,456
		$1,683,377

Personal Loans --- 0.76%
82,012	American Express Co	3,383,815
30,981	Capital One Financial Corp	1,282,923
37,265	Discover Financial Services	555,249
32,008	SLM Corp *	400,740
		$5,622,727

Pharmaceuticals --- 6.02%
106,713	Abbott Laboratories	5,621,641
21,181	Allergan Inc	1,383,543
118,039	Bristol-Myers Squibb Co	3,151,641
69,717	Eli Lilly & Co	2,525,150
20,738	Forest Laboratories Inc *	650,344
189,746	Johnson & Johnson ~	12,371,439
16,441	King Pharmaceuticals Inc *	193,346
214,362	Merck & Co Inc	8,006,421
20,945	Mylan Inc * †	475,661
556,844	Pfizer Inc ~	9,549,875
7,845	Watson Pharmaceuticals Inc *	327,685
		$44,256,746

Photography/Imaging --- 0.02%
21,125	Eastman Kodak Co	122,314
		$122,314

Pollution Control --- 0.29%
22,201	Republic Services Inc	644,273
5,663	Stericycle Inc *	308,634
33,715	Waste Management Inc	1,160,807
		$2,113,714

Printing & Publishing --- 0.24%
15,725	Gannett Co Inc	259,777
21,658	McGraw-Hill Cos Inc	772,108
2,835	Meredith Corp †	97,552
9,185	New York Times Co Class A *	102,229
13,757	RR Donnelley & Sons Co	293,712
474	Washington Post Co Class B	210,541
		$1,735,919

Railroads --- 0.73%
27,035	CSX Corp	1,376,082
25,337	Norfolk Southern Corp	1,416,085
34,784	Union Pacific Corp	2,549,667
		$5,341,834

Real Estate --- 1.26%
9,224	Apartment Investment & Management Co Class A REIT	169,814
5,586	AvalonBay Communities Inc REIT	482,351
9,534	Boston Properties Inc REIT	719,245
18,638	CB Richard Ellis Group Inc Class A *	295,412
18,980	Equity Residential REIT	743,067
20,139	HCP Inc REIT	664,587
8,299	Health Care Inc REIT	375,364
43,323	Host Hotels & Resorts Inc REIT	634,682
29,306	Kimco Realty Corp REIT	458,346
11,166	Plum Creek Timber Co Inc REIT †	434,469
32,453	ProLogis REIT	428,380
9,328	Public Storage REIT	858,083
19,644	Simon Property Group Inc REIT	1,648,131
10,747	Ventas Inc REIT	510,267
10,783	Vornado Realty Trust REIT	816,259
		$9,238,457

Restaurants --- 1.07%
10,203	Darden Restaurants Inc	454,442
74,449	McDonald's Corp	4,967,237
51,157	Starbucks Corp *	1,241,580
32,203	Yum! Brands Inc	1,234,341
		$7,897,600

Retail --- 4.33%
5,836	Abercrombie & Fitch Co	266,355
23,536	Amazon.com Inc *	3,194,541
7,058	AutoNation Inc *	127,609
2,186	AutoZone Inc *	378,375
18,063	Bed Bath & Beyond Inc *	790,437
23,503	Best Buy Co Inc	999,818
5,436	Big Lots Inc *	197,979
95,929	CVS Caremark Corp	3,507,164
14,426	Expedia Inc	360,073
9,327	Family Dollar Stores Inc	341,462
12,152	GameStop Corp Class A *	266,250
32,730	Gap Inc	756,390
117,275	Home Depot Inc	3,793,846
16,173	JC Penney Co Inc	520,286
21,110	Kohl's Corp *	1,156,406
18,336	Limited Brands Inc	451,432
101,484	Lowe's Cos Inc	2,459,972
28,899	Macy's Inc	629,131
11,332	Nordstrom Inc	462,912
21,638	Office Depot Inc *	172,671
10,175	O'Reilly Automotive Inc *	424,399
3,021	priceline.com Inc *	770,355
8,227	RadioShack Corp	186,177
8,520	Ross Stores Inc	455,564
3,588	Sears Holdings Corp *	389,047
6,530	Sherwin-Williams Co	441,951
49,854	Staples Inc	1,166,085
51,874	Target Corp	2,728,572
8,392	Tiffany & Co	398,536
28,902	TJX Cos Inc	1,228,913
8,783	Urban Outfitters Inc *	334,018
68,173	Walgreen Co	2,528,537
		$31,885,263

Savings & Loans --- 0.11%
32,432	Hudson City Bancorp Inc	459,237
23,867	People's United Financial Inc	373,280
		$832,517

Shoes --- 0.27%
26,849	NIKE Inc Class B	1,973,402
		$1,973,402

Specialized Services --- 1.75%
8,826	Apollo Group Inc Class A *	540,946
34,766	Automatic Data Processing Inc	1,545,696
20,282	Cognizant Technology Solutions Corp Class A *	1,033,976
10,469	Computer Sciences Corp *	570,456
4,493	DeVry Inc	292,944
9,338	Equifax Inc	334,300
23,675	Fidelity National Information Services Inc	554,942
10,566	Fiserv Inc *	536,330
23,018	H&R Block Inc	409,720
6,615	Mastercard Inc Class A	1,680,210
9,928	Monster Worldwide Inc *	164,904
22,109	Paychex Inc	678,746
10,122	Robert Half International Inc †	308,013
20,856	SAIC Inc *	369,151
14,321	Total System Services Inc	224,267
30,886	Visa Inc Class A	2,811,553
47,613	Western Union Co	807,517
		$12,863,671

Telephone & Telecommunications --- 2.78%
27,645	American Tower Corp Class A *	1,177,953
407,206	AT&T Inc ~	10,522,203
20,458	CenturyTel Inc	725,441
20,525	Frontier Communications Corp †	152,706
19,925	MetroPCS Communications Inc *	141,069
101,898	Qwest Communications International Inc	531,908
204,164	Sprint Nextel Corp *	775,823
195,981	Verizon Communications Inc	6,079,331
29,359	Windstream Corp	319,719
		$20,426,153

Textiles --- 0.23%
21,938	Coach Inc	866,990
4,199	Polo Ralph Lauren Corp	357,083
6,120	VF Corp	490,518
		$1,714,591

Tobacco --- 1.51%
142,897	Altria Group Inc	2,932,246
10,691	Lorillard Inc	804,391
129,756	Philip Morris International Inc	6,768,073
11,615	Reynolds American Inc	626,978
		$11,131,688

Transportation --- 0.02%
4,402	Ryder System Inc	170,622
		$170,622

Utilities --- 1.45%
17,376	Ameren Corp	453,166
28,581	CenterPoint Energy Inc	410,423
15,317	CMS Energy Corp	236,801
19,307	Consolidated Edison Inc	859,934
41,153	Dominion Resources Inc	1,691,800
11,321	DTE Energy Co	504,917
8,976	EQT Corp	368,016
5,545	Integrys Energy Group Inc	262,722
3,562	Nicor Inc	149,319
20,384	NiSource Inc	322,067
7,120	Oneok Inc	325,028
25,542	PG&E Corp	1,083,492
34,836	Public Service Enterprise Group Inc	1,028,359
11,970	Questar Corp	517,104
8,186	SCANA Corp	307,712
16,957	Sempra Energy	846,154
15,534	TECO Energy Inc	246,835
8,016	Wisconsin Energy Corp	396,070
31,389	Xcel Energy Inc	665,447
		$10,675,366

TOTAL COMMON STOCK --- 98.97%		$728,004,201
(Cost $702,018,306)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

6,188,000	Federal Home Loan Bank	6,188,000
	0.01% April 1, 2010
775,000	United States of America	774,773
	0.15% June 10, 2010

TOTAL SHORT-TERM INVESTMENTS --- 0.95%		$6,962,773
(Cost $6,962,773)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

1,115,819	Household Bank Securities Inc	1,115,819
	Repurchase Agreement
	0.01% April 1, 2010
1,103,810	BNP Paribas Securities Corp	1,103,810
	Repurchase Agreement
	0.01% April 1, 2010
1,115,819	Bank of America LLC	1,115,819
	Repurchase Agreement
	0.02% April 1, 2010
1,118,821	Barclays Capital Inc	1,118,821
	Repurchase Agreement
	0.01% April 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 0.61%		$4,454,269
(Cost $4,454,268)

OTHER ASSETS & LIABILITIES --- (0.53%)		$(3,873,699)

TOTAL NET ASSETS --- 100%		$735,547,544
(Cost $713,435,348)

At March 31, 2010, the Portfolio had the following outstanding future contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
S&P 500 Emini Long Futures	133	$7,748,580	June 2010	$131,913

Net Unrealized Appreciation/(Depreciation) on futures contracts is included in “Other Assets and Liabilities”.

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at March 31, 2010.
REIT	Real Estate Investment Trust
~	Collateral or Segregated Assets for Futures.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Common Stock
Aerospace & defense		21,593,551		-		-		21,593,551
Agriculture		1,278,883		-		-		1,278,883
Air freight		7,603,700		-		-		7,603,700
Airlines		673,956		-		-		673,956
Auto parts & equipment		1,750,842		-		-		1,750,842
Automobiles		3,364,485		-		-		3,364,485
Banks		22,768,175		-		-		22,768,175
Biotechnology		14,326,924		-		-		14,326,924
Broadcast/media		20,676,992		-		-		20,676,992
Building materials		376,050		-		-		376,050
Chemicals		13,644,752		-		-		13,644,752
Communications - equipment		18,198,723		-		-		18,198,723
Computer hardware &
systems		41,709,246		-		-		41,709,246
Computer software &
services		43,145,520		-		-		43,145,520
Conglomerates		17,842,142		-		-		17,842,142
Containers		1,431,988		-		-		1,431,988
Cosmetics & personal care		2,278,250		-		-		2,278,250
Distributors		1,366,382		-		-		1,366,382
Electric companies		13,117,735		-		-		13,117,735
Electronic instruments &
equipment		7,691,911		-		-		7,691,911
Electronics - semiconductor		18,277,486		-		-		18,277,486
Engineering & construction		1,678,385		-		-		1,678,385
Financial services		42,776,041		-		-		42,776,041
Food & beverages		43,170,870		-		-		43,170,870
Gold, metals & mining		8,133,654		-		-		8,133,654
Health care related		15,850,737		-		-		15,850,737
Homebuilding		660,923		-		-		660,923
Hotels/motels		2,651,542		-		-		2,651,542
Household goods		20,354,992		-		-		20,354,992
Independent power producer		1,355,756		-		-		1,355,756
Insurance related		28,237,000		-		-		28,237,000
Investment bank/brokerage
firm		10,394,228		-		-		10,394,228
Leisure & entertainment		1,668,370		-		-		1,668,370
Machinery		12,171,236		-		-		12,171,236
Manufacturing		447,881		-		-		447,881
Medical products		14,084,964		-		-		14,084,964
Miscellaneous		893,877		-		-		893,877
Office equipment & supplies		1,521,793		-		-		1,521,793
Oil & gas		79,148,298		-		-		79,148,298
Paper & forest products		1,683,377		-		-		1,683,377
Personal loans		5,622,727		-		-		5,622,727
Pharmaceuticals		44,256,746		-		-		44,256,746
Photography/imaging		122,314		-		-		122,314
Pollution control		2,113,714		-		-		2,113,714
Printing & publishing		1,735,919		-		-		1,735,919
Railroads		5,341,834		-		-		5,341,834
Real estate		9,238,457		-		-		9,238,457
Restaurants		7,897,600		-		-		7,897,600
Retail		31,885,263		-		-		31,885,263
Savings & loans		832,517		-		-		832,517
Shoes		1,973,402		-		-		1,973,402
Specialized services		12,863,671		-		-		12,863,671
Telephone &
telecommunications		20,426,153		-		-		20,426,153
Textiles		1,714,591		-		-		1,714,591
Tobacco		11,131,688		-		-		11,131,688
Transportation		170,622		-		-		170,622
Utilities		10,675,366		-		-		10,675,366
Short-term Investments		4,454,269		6,962,773		-		11,417,042
Total Assets		732,458,470		6,962,773		-		739,421,243
Liabilities
Other Financial Instruments*		24,309		-		-		24,309
Total Liabilities		24,309		-		-		24,309
Total		$732,434,161		$6,962,773		$-		$739,396,934
*Other financial instruments include futures.  Futures are reported at their variation margin as of March 31, 2010.

At March 31, 2010, the U.S. Federal income tax cost basis was $719,665,580.  The Maxim S&P 500 Index® Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $116,243,162 and gross depreciation of securities in which there was an excess of tax cost over value of $96,487,499, resulting in net appreciation of $19,755,663.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 0.93%
5,957	L-3 Communications Holdings Inc	545,840
18,510	Northrop Grumman Corp	1,213,701
		$1,759,541

Agriculture --- 0.74%
29,202	Archer-Daniels-Midland Co	843,938
7,343	Bunge Ltd	452,549
2,684	Corn Products International Inc	93,027
		$1,389,514

Air Freight --- 0.64%
7,345	United Parcel Service Inc Class B	473,091
47,961	UTI Worldwide Inc	734,763
		$1,207,854

Airlines --- 0.25%
7,629	Copa Holdings SA	463,843
		$463,843

Auto Parts & Equipment --- 0.85%
21,104	Autoliv Inc	1,087,489
7,354	BorgWarner Inc *	280,776
4,322	Federal Mogul Corp *	79,352
7,548	Gentex Corp	146,582
		$1,594,199

Automobiles --- 0.23%
14,533	Thor Industries Inc	439,042
		$439,042

Banks --- 5.27%
68,362	Associated Banc-Corp	943,396
55,282	BB&T Corp	1,790,584
33,849	Comerica Inc	1,287,616
146,274	Fifth Third Bancorp	1,987,864
474	First Citizens BancShares Inc Class A	94,212
20,134	Fulton Financial Corp	205,165
4,264	M&T Bank Corp	338,476
14,574	Marshall & Ilsley Corp	117,321
207,232	Popular Inc	603,045
12,464	Regions Financial Corp	97,842
38,414	SunTrust Banks Inc	1,029,111
41,685	US Bancorp	1,078,808
11,230	Wells Fargo & Co	349,478
		$9,922,918

Biotechnology --- 0.44%
1,289	Amgen Inc *	77,031
3,252	Cephalon Inc *	220,421
22,061	Myriad Genetics Inc *	530,566
		$828,018

Broadcast/Media --- 2.75%
103,460	CBS Corp Class B	1,442,232
9,426	Clear Channel Outdoor Holdings Inc Class A *	100,010
73,292	DISH Network Corp Class A	1,525,940
3,023	Liberty Media Corp - Starz *	165,298
15,515	Scripps Networks Interactive Inc	688,090
40,234	Time Warner Inc	1,258,117
		$5,179,687

Building Materials --- 0.37%
16,999	Armstrong World Industries Inc *	617,233
5,215	Masco Corp	80,937
		$698,170

Chemicals --- 2.51%
8,706	Cabot Corp	264,662
3,062	CF Industries Holdings Inc	279,193
15,139	Cytec Industries Inc	707,597
23,482	Eastman Chemical Co	1,495,334
87,797	Huntsman Corp	1,057,954
5,742	PPG Industries Inc	375,527
11,686	Scotts Miracle-Gro Co Class A	541,646
		$4,721,913

Communications - Equipment --- 0.99%
18,095	EchoStar Corp Class A *	366,967
56,266	JDS Uniphase Corp *	705,013
105,024	Tellabs Inc	795,031
		$1,867,011

Computer Hardware & Systems --- 0.96%
4,097	Lexmark International Inc Class A *	147,820
13,541	SanDisk Corp *	468,925
64,791	Seagate Technology	1,182,435
		$1,799,180

Computer Software & Services --- 1.01%
4,244	AOL Inc *	107,288
21,704	Cadence Design Systems Inc *	144,549
18,002	Microsoft Corp	526,918
24,946	Symantec Corp *	422,086
17,250	Synopsys Inc *	385,883
11,982	VeriSign Inc *	311,652
		$1,898,376

Conglomerates --- 0.13%
6,321	Carlisle Cos Inc	240,830
		$240,830

Containers --- 0.97%
4,300	AptarGroup Inc	169,205
3,105	Bemis Co Inc	89,176
39,120	Packaging Corp of America	962,743
6,320	Sealed Air Corp	133,226
15,531	Sonoco Products Co	478,199
		$1,832,549

Cosmetics & Personal Care --- 0.18%
7,109	NBTY Inc *	341,090
		$341,090

Distributors --- 0.06%
3,469	WESCO International Inc *	120,409
		$120,409

Electric Companies --- 2.58%
135,690	Duke Energy Corp	2,214,460
24,081	Edison International	822,848
8,837	Exelon Corp	387,149
38,127	Pinnacle West Capital Corp	1,438,532
		$4,862,989

Electronic Instruments & Equipment --- 2.73%
14,978	Arrow Electronics Inc *	451,287
14,928	Avnet Inc *	447,840
5,721	Cooper Industries PLC Class A	274,265
8,431	General Cable Corp *	227,637
3,829	Hubbell Inc Class B	193,096
54,392	Ingram Micro Inc Class A *	954,580
22,309	Rockwell Automation Inc	1,257,336
8,419	Tech Data Corp *	352,756
11,685	Thomas & Betts Corp *	458,519
51,428	Vishay Intertechnology Inc *	526,108
		$5,143,424

Electronics - Semiconductor --- 1.82%
44,462	Advanced Micro Devices Inc *	412,163
69,664	Fairchild Semiconductor International Inc *	741,922
146,673	Integrated Device Technology Inc *	899,105
38,279	Intersil Holding Corp Class A	564,998
131,961	LSI Corp *	807,601
		$3,425,789

Engineering & Construction --- 0.35%
13,132	URS Corp *	651,479
		$651,479

Financial Services --- 2.03%
18,723	Ameriprise Financial Inc	849,276
10,222	Bank of America Corp	182,463
11,482	Bank of New York Mellon Corp	354,564
99,335	Citigroup Inc *	402,307
4,046	Eaton Vance Corp	135,703
31,987	Federated Investors Inc Class B	843,817
3,930	Legg Mason Inc	112,673
10,755	Moody's Corp	319,961
28,052	SEI Investments Co	616,302
		$3,817,066

Food & Beverages --- 3.81%
3,078	ConAgra Foods Inc	77,165
13,760	Hansen Natural Corp *	596,909
8,247	Hershey Co	353,054
41,561	Hormel Foods Corp	1,745,978
6,885	Safeway Inc	171,161
47,728	Smithfield Foods Inc *	989,879
49,316	SUPERVALU Inc	822,591
126,498	Tyson Foods Inc Class A	2,422,436
		$7,179,173

Gold, Metals & Mining --- 2.30%
19,155	Alcoa Inc	272,767
10,499	Carpenter Technology Corp	384,263
50,388	Commercial Metals Co	758,843
10,182	Newmont Mining Corp	518,569
32,280	Reliance Steel & Aluminum Co	1,589,145
15,506	Schnitzer Steel Industries Inc Class A	814,531
		$4,338,118

Health Care Related --- 2.17%
31,857	Cardinal Health Inc	1,147,808
58,126	Coventry Health Care Inc *	1,436,874
12,001	Health Net Inc *	298,465
22,200	Humana Inc *	1,038,294
2,507	WellPoint Inc *	161,401
		$4,082,842

Homebuilding --- 0.17%
20,966	DR Horton Inc	264,172
1,695	MDC Holdings Inc	58,664
		$322,836

Hotels/Motels --- 0.77%
19,063	Choice Hotels International Inc	663,583
25,034	Marriott International Inc Class A	789,072
		$1,452,655

Household Goods --- 3.17%
7,890	Fortune Brands Inc	382,744
21,159	Harman International Industries Inc	989,818
50,362	Leggett & Platt Inc	1,089,834
25,032	Mohawk Industries Inc *	1,361,240
5,818	Newell Rubbermaid Inc	88,434
9,714	Stanley Black & Decker Inc	557,680
17,209	Whirlpool Corp	1,501,485
		$5,971,235

Independent Power Producer --- 0.58%
6,360	Constellation Energy Group Inc	223,300
79,201	Mirant Corp *	860,122
		$1,083,422

Insurance Related --- 8.30%
10,700	Allstate Corp	345,717
36,601	Aspen Insurance Holdings Ltd	1,055,573
23,500	Assurant Inc	807,930
5,294	Axis Capital Holdings Ltd	165,490
5,457	Chubb Corp	282,945
26,549	CNA Financial Corp *	709,389
30,442	Endurance Specialty Holdings Ltd	1,130,920
28,651	Fidelity National Financial Inc	424,608
18,885	First American Corp	639,068
22,163	Hartford Financial Services Group Inc	629,872
39,021	Lincoln National Corp	1,197,945
16,857	Marsh & McLennan Cos Inc	411,648
57,107	MBIA Inc *	358,061
46,174	Old Republic International Corp	585,486
6,763	OneBeacon Insurance Group Ltd	116,662
34,131	Progressive Corp	651,561
26,813	Protective Life Corp	589,618
1,933	RenaissanceRe Holdings Ltd	109,717
8,384	Transatlantic Holdings Inc	442,675
29,268	Travelers Cos Inc	1,578,716
10,501	Unitrin Inc	294,553
105,892	Unum Group	2,622,946
1,009	White Mountains Insurance Group Ltd	358,195
6,869	XL Capital Ltd Class A	129,824
		$15,639,119

Investment Bank/Brokerage Firm --- 0.06%
6,571	Investment Technology Group Inc *	109,670
		$109,670

Leisure & Entertainment --- 0.30%
32,912	Boyd Gaming Corp *	325,170
4,082	International Speedway Corp Class A	105,193
3,849	Royal Caribbean Cruises Ltd *	126,979
		$557,342

Machinery --- 4.60%
14,612	AGCO Corp *	524,132
22,776	Cummins Inc	1,410,973
29,360	Eaton Corp	2,224,608
9,539	Lincoln Electric Holdings Inc	518,254
7,904	Navistar International Corp *	353,546
13,244	Oshkosh Corp	534,263
3,969	Parker-Hannifin Corp	256,953
40,490	Timken Co	1,215,105
6,198	Toro Co	304,756
66,465	Trinity Industries Inc	1,326,641
		$8,669,231

Medical Products --- 0.72%
14,694	Boston Scientific Corp *	106,091
19,681	CareFusion Corp *	520,169
26,978	Hill-Rom Holdings Inc	734,071
		$1,360,331

Miscellaneous --- 0.07%
4,609	Cintas Corp	129,467
		$129,467

Office Equipment & Supplies --- 0.29%
56,672	Xerox Corp	552,552
		$552,552

Oil & Gas --- 7.97%
6,227	BJ Services Co	133,258
46,955	Cimarex Energy Co	2,788,187
3,924	ConocoPhillips	200,791
18,458	Devon Energy Corp	1,189,249
39,266	Exterran Holdings Inc *	949,059
21,253	Helix Energy Solutions Group Inc *	276,927
45,223	Mariner Energy Inc *	676,988
21,711	Oil States International Inc *	984,377
16,325	Overseas Shipholding Group Inc	640,430
84,324	Patterson-UTI Energy Inc	1,178,006
13,713	Quicksilver Resources Inc *	192,942
32,962	St Mary Land & Exploration Co	1,147,407
28,785	Sunoco Inc	855,202
18,386	Teekay Corp	418,098
96,014	Tesoro Corp	1,334,595
13,963	Unit Corp *	590,356
74,364	Valero Energy Corp	1,464,971
		$15,020,843

Paper & Forest Products --- 2.16%
112,171	International Paper Co	2,760,528
45,956	MeadWestvaco Corp	1,174,176
2,771	Weyerhaeuser Co	125,443
		$4,060,147

Personal Loans --- 1.17%
27,078	AmeriCredit Corp *	643,373
7,008	Capital One Financial Corp	290,201
75,459	Discover Financial Services	1,124,340
4,206	Student Loan Corp	149,439
		$2,207,353

Pharmaceuticals --- 1.83%
22,956	Eli Lilly & Co	831,466
63,596	Forest Laboratories Inc *	1,994,371
51,945	King Pharmaceuticals Inc *	610,873
		$3,436,710

Printing & Publishing --- 1.13%
40,809	Gannett Co Inc	674,165
9,790	Meredith Corp	336,874
48,917	RR Donnelley & Sons Co	1,044,377
143	Washington Post Co Class B	63,518
		$2,118,934

Real Estate --- 10.71%
2,866	Alexandria Real Estate Equities Inc REIT	193,742
44,380	AvalonBay Communities Inc REIT	3,832,213
78,004	BRE Properties Inc REIT	2,788,643
6,029	Duke Realty Corp REIT	74,760
23,969	Equity Residential REIT	938,386
6,293	Federal Realty Investment Trust REIT	458,193
10,133	Health Care Inc REIT	458,316
35,181	Liberty Property Trust REIT	1,194,043
28,950	Nationwide Health Properties Inc REIT	1,017,593
51,762	Plum Creek Timber Co Inc REIT	2,014,059
5,183	Public Storage REIT	476,784
41,630	Rayonier Inc REIT	1,891,251
27,457	Regency Centers Corp REIT	1,028,814
45,530	Simon Property Group Inc REIT	3,819,967
		$20,186,764

Restaurants --- 0.11%
2,614	Panera Bread Co Class A *	199,945
		$199,945

Retail --- 4.07%
5,406	Abercrombie & Fitch Co	246,730
14,911	Barnes & Noble Inc	322,376
11,412	Big Lots Inc *	415,625
8,113	Expedia Inc	202,500
4,173	Gap Inc	96,438
24,582	JC Penney Co Inc	790,803
87,256	Liberty Media Corp - Interactive Series A *	1,335,890
4,076	Limited Brands Inc	100,351
42,805	Macy's Inc	931,865
5,536	Netflix Inc *	408,225
10,881	Nordstrom Inc	444,489
90,829	Office Depot Inc *	724,815
4,363	Penske Automotive Group Inc *	62,914
5,393	PetSmart Inc	172,360
9,744	Ross Stores Inc	521,012
888	Sears Holdings Corp *	96,286
29,853	Williams-Sonoma Inc	784,835
		$7,657,514

Savings & Loans --- 0.97%
98,094	Hudson City Bancorp Inc	1,389,012
4,682	New York Community Bancorp Inc	77,440
17,579	Washington Federal Inc	357,205
		$1,823,657

Specialized Services --- 1.99%
12,773	Accenture PLC Class A	535,827
34,210	Manpower Inc	1,954,076
32,395	NeuStar Inc *	816,354
14,224	Robert Half International Inc	432,836
		$3,739,093

Telephone & Telecommunications --- 2.09%
25,547	CenturyTel Inc	905,897
11,329	NII Holdings Inc *	471,966
190,226	Qwest Communications International Inc	992,979
205,013	Sprint Nextel Corp *	779,049
4,843	Telephone & Data Systems Inc	163,936
14,921	United States Cellular Corp *	617,431
		$3,931,258

Tobacco --- 1.31%
32,763	Lorillard Inc	2,465,088
		$2,465,088

Transportation --- 0.15%
7,330	Ryder System Inc	284,111
		$284,111

Utilities --- 7.05%
10,932	Alliant Energy Corp	363,598
104,382	Ameren Corp	2,722,283
12,567	Atmos Energy Corp	359,039
34,101	DTE Energy Co	1,520,905
13,097	Energen Corp	609,403
42,698	Integrys Energy Group Inc	2,023,031
72,747	MDU Resources Group Inc	1,569,880
10,863	Nicor Inc	455,377
139,981	NiSource Inc	2,211,700
18,473	Questar Corp	798,034
13,185	UGI Corp	349,930
13,412	Xcel Energy Inc	284,334
		$13,267,514

TOTAL COMMON STOCK --- 98.81%		$186,051,815
(Cost $147,391,336)

OTHER ASSETS & LIABILITIES --- 1.19%		$2,246,217

TOTAL NET ASSETS --- 100%		$188,298,032
(Cost $147,391,336)

At March 31, 2010, the Portfolio had the following outstanding future contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
S&P 500 Emini Long Futures	2	$116,250	June 2010	$94

Net Unrealized Appreciation/(Depreciation) on futures contracts is included in “Other Assets and Liabilities”.

Legend

*	Non-income Producing Security
REIT	Real Estate Investment Trust

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Common Stock
Aerospace & defense		1,759,541		-		-		1,759,541
Agriculture		1,389,514		-		-		1,389,514
Air freight		1,207,854		-		-		1,207,854
Airlines		463,843		-		-		463,843
Auto parts & equipment		1,594,199		-		-		1,594,199
Automobiles		439,042		-		-		439,042
Banks		9,922,918		-		-		9,922,918
Biotechnology		828,018		-		-		828,018
Broadcast/media		5,179,687		-		-		5,179,687
Building materials		698,170		-		-		698,170
Chemicals		4,721,913		-		-		4,721,913
Communications - equipment		1,867,011		-		-		1,867,011
Computer hardware &
systems		1,799,180		-		-		1,799,180
Computer software &
services		1,898,376		-		-		1,898,376
Conglomerates		240,830		-		-		240,830
Containers		1,832,549		-		-		1,832,549
Cosmetics & personal care		341,090		-		-		341,090
Distributors		120,409		-		-		120,409
Electric companies		4,862,989		-		-		4,862,989
Electronic instruments &
equipment		5,143,424		-		-		5,143,424
Electronics - semiconductor		3,425,789		-		-		3,425,789
Engineering & construction		651,479		-		-		651,479
Financial services		3,817,066		-		-		3,817,066
Food & beverages		7,179,173		-		-		7,179,173
Gold, metals & mining		4,338,118		-		-		4,338,118
Health care related		4,082,842		-		-		4,082,842
Homebuilding		322,836		-		-		322,836
Hotels/motels		1,452,655		-		-		1,452,655
Household goods		5,971,235		-		-		5,971,235
Independent power producer		1,083,422		-		-		1,083,422
Insurance related		15,639,119		-		-		15,639,119
Investment bank/brokerage
firm		109,670		-		-		109,670
Leisure & entertainment		557,342		-		-		557,342
Machinery		8,669,231		-		-		8,669,231
Medical products		1,360,331		-		-		1,360,331
Miscellaneous		129,467		-		-		129,467
Office equipment & supplies		552,552		-		-		552,552
Oil & gas		15,020,843		-		-		15,020,843
Paper & forest products		4,060,147		-		-		4,060,147
Personal loans		2,207,353		-		-		2,207,353
Pharmaceuticals		3,436,710		-		-		3,436,710
Printing & publishing		2,118,934		-		-		2,118,934
Real estate		20,186,764		-		-		20,186,764
Restaurants		199,945		-		-		199,945
Retail		7,657,514		-		-		7,657,514
Savings & loans		1,823,657		-		-		1,823,657
Specialized services		3,739,093		-		-		3,739,093
Telephone &
telecommunications		3,931,258		-		-		3,931,258
Tobacco		2,465,088		-		-		2,465,088
Transportation		284,111		-		-		284,111
Utilities		13,267,514		-		-		13,267,514
Total Assets		186,051,815		-		-		186,051,815
Liabilities
Other Financial Instruments*		356		-		-		356
Total Liabilities		356		-		-		356
Total		$186,051,459		$-		$-		$186,051,459

*Other financial instruments include futures.  Futures are reported at their variation margin as of March 31, 2010.

At March 31, 2010, the U.S. Federal income tax cost basis was $150,154,450.  The Maxim MidCap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $38,551,000 and gross depreciation of securities in which there was an excess of tax cost over value of $2,653,635, resulting in net appreciation of $35,897,365.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 0.65%
8,400	Ceradyne Inc *	190,596
16,100	Cubic Corp	579,600
		$770,196

Air Freight --- 0.21%
50,800	Air Transport Services Group Inc *	171,196
4,300	Dynamex Inc *	73,960
		$245,156

Airlines --- 1.10%
9,700	Allegiant Travel Co *	561,242
45,900	Hawaiian Holdings Inc *	338,283
7,700	Pinnacle Airlines Corp *	57,211
17,300	UAL Corp *	338,215
		$1,294,951

Auto Parts & Equipment --- 0.41%
29,100	Standard Motor Products Inc	288,672
3,100	Superior Industries International Inc	49,848
5,200	TRW Automotive Holdings Corp *	148,616
		$487,136

Banks --- 8.70%
10,700	1st Source Corp	187,785
32,900	Bancorp Inc *	292,810
12,500	Bank of Hawaii Corp	561,875
8,900	City Holding Co	305,181
51,800	Community Bank System Inc	1,180,004
6,800	Financial Institutions Inc	99,416
1,900	First Citizens BancShares Inc Class A	377,644
10,300	First Financial Bankshares Inc	530,965
4,500	First Financial Corp	130,320
63,600	Fulton Financial Corp	648,084
6,200	Great Southern Bancorp Inc	139,128
10,000	Lakeland Bancorp Inc	88,500
3,200	NBT Bancorp Inc	73,120
3,100	Northrim BanCorp Inc	52,948
64,800	Oriental Financial Group Inc	874,800
14,000	Park National Corp	872,340
18,600	Santander BanCorp *	228,222
7,400	Suffolk Bancorp	227,254
11,000	Sun Bancorp Inc *	43,340
25,100	SVB Financial Group *	1,171,166
9,900	SY Bancorp Inc	225,225
4,600	Trustmark Corp	112,378
36,400	United Bankshares Inc	954,408
4,600	Washington Trust Bancorp Inc	85,744
39,900	Webster Financial Corp	697,851
10,100	West Bancorp Inc	66,458
		$10,226,966

Biotechnology --- 0.11%
6,500	Enzon Pharmaceuticals Inc *	66,170
11,700	NPS Pharmaceuticals Inc *	58,968
		$125,138

Broadcast/Media --- 0.58%
28,500	Entercom Communications Corp Class A *	338,865
16,000	Harte-Hanks Inc	205,760
26,800	Sinclair Broadcast Group Inc Class A *	136,144
		$680,769

Building Materials --- 1.21%
59,000	Gibraltar Industries Inc *	743,990
17,700	Universal Forest Products Inc	681,804
		$1,425,794

Chemicals --- 3.30%
56,600	A Schulman Inc	1,385,002
3,800	Cytec Industries Inc	177,612
8,000	Innophos Holdings Inc	223,200
7,200	Innospec Inc	81,792
5,200	Minerals Technologies Inc	269,568
30,200	OM Group Inc *	1,023,176
31,400	Omnova Solutions Inc *	246,490
41,000	Spartech Corp *	479,700
		$3,886,540

Communications - Equipment --- 0.64%
7,400	Black Box Corp	227,624
2,400	InterDigital Inc *	66,864
5,000	Oplink Communications Inc *	92,700
1,300	Plantronics Inc	40,664
13,000	Symmetricom Inc *	75,790
87,700	UTStarcom Inc *	244,683
		$748,325

Computer Hardware & Systems --- 0.35%
49,900	Adaptec Inc *	163,173
16,900	Cray Inc *	100,555
15,000	Hutchinson Technology Inc *	93,600
5,100	Imation Corp *	56,151
		$413,479

Computer Software & Services --- 2.15%
7,700	Actuate Corp *	43,043
156,900	EarthLink Inc	1,339,926
11,300	Epicor Software Corp *	108,028
16,200	Fair Isaac Corp	410,508
11,000	Net 1 UEPS Technologies Inc *	202,290
5,100	Quest Software Inc *	90,729
29,400	SonicWALL Inc *	255,486
7,100	TIBCO Software Inc *	76,609
		$2,526,619

Conglomerates --- 1.19%
16,900	Carlisle Cos Inc	643,890
11,100	Standex International Corp	286,047
27,200	Tredegar Corp	464,576
		$1,394,513

Containers --- 0.10%
2,200	AEP Industries Inc *	57,244
6,300	Myers Industries Inc	66,024
		$123,268

Distributors --- 0.88%
5,400	Audiovox Corp Class A *	42,012
5,100	Core-Mark Holding Co Inc *	156,111
15,600	Houston Wire & Cable Co	180,648
3,600	Lawson Products Inc	55,692
17,300	WESCO International Inc *	600,483
		$1,034,946

Electric Companies --- 2.44%
67,000	El Paso Electric Co *	1,380,200
47,400	UniSource Energy Corp	1,490,256
		$2,870,456

Electronic Instruments & Equipment --- 5.56%
45,500	Agilysys Inc	508,235
10,500	AO Smith Corp	551,985
50,100	AVX Corp	711,420
24,800	Bell Microproducts Inc *	173,104
55,100	Benchmark Electronics Inc *	1,142,774
9,700	Brady Corp Class A	301,864
4,300	CPI International Inc *	57,018
40,200	CTS Corp	378,684
10,400	Encore Wire Corp	216,320
2,900	Insight Enterprises Inc *	41,644
5,600	LSI Industries Inc	38,192
17,000	RadiSys Corp *	152,320
8,100	SYNNEX Corp *	239,436
15,300	Tech Data Corp *	641,070
15,300	Thomas & Betts Corp *	600,372
76,400	Vishay Intertechnology Inc *	781,572
		$6,536,010

Electronics - Semiconductor --- 2.44%
52,700	Amkor Technology Inc *	372,589
73,200	Cirrus Logic Inc *	614,148
11,300	DSP Group Inc *	94,129
305,600	Lattice Semiconductor Corp *	1,121,552
63,100	Micrel Inc	672,646
		$2,875,064

Financial Services --- 2.81%
28,700	Ares Capital Corp	425,908
21,800	BlackRock Kelso Capital Corp	217,128
12,800	Calamos Asset Management Inc Class A	183,552
31,500	Compass Diversified Holdings	480,690
3,700	Encore Capital Group Inc *	60,865
3,700	Gladstone Capital Corp	43,660
10,200	Harris & Harris Group Inc *	47,022
20,800	Hercules Technology Growth Capital Inc	220,272
15,100	Kayne Anderson Energy Development Co	244,016
93,900	KKR Financial Holdings LLC	770,919
5,500	Marlin Business Services Corp *	55,825
91,600	MCG Capital Corp *	477,236
4,400	Medallion Financial Corp	35,024
5,200	NGP Capital Resources Co	44,304
		$3,306,421

Food & Beverages --- 0.63%
1,500	Andersons Inc	50,220
1,500	Coca-Cola Bottling Co Consolidated	87,990
5,200	Lancaster Colony Corp	306,592
5,800	MGP Ingredients Inc *	44,544
7,500	Nash Finch Co	252,375
		$741,721

Foreign Banks --- 0.73%
59,500	Banco Latinoamericano de Exportaciones SA	854,420
		$854,420

Gold, Metals & Mining --- 0.78%
9,300	Stillwater Mining Co *	120,714
45,800	Worthington Industries Inc	791,882
		$912,596

Health Care Related --- 1.66%
7,800	AMN Healthcare Services Inc *	68,640
36,200	Health Management Associates Inc Class A *	311,320
26,000	HealthSouth Corp *	486,200
5,900	Healthspring Inc *	103,840
15,300	Lincare Holdings Inc *	686,664
3,000	Magellan Health Services Inc *	130,440
5,900	PharMerica Corp *	107,498
3,400	US Physical Therapy Inc *	59,160
		$1,953,762

Homebuilding --- 3.34%
47,800	Beazer Homes USA Inc *	217,012
37,600	M/I Homes Inc *	550,840
34,100	Meritage Homes Corp *	716,100
45,300	Ryland Group Inc	1,016,532
315,900	Standard Pacific Corp *	1,427,868
		$3,928,352

Household Goods --- 1.62%
14,300	Blyth Inc	446,875
69,100	Central Garden & Pet Co *	632,956
13,400	Helen of Troy Ltd *	349,204
38,300	La-Z-Boy Inc *	480,282
		$1,909,317

Independent Power Producer --- 0.04%
4,500	Mirant Corp *	48,870
		$48,870

Insurance Related --- 6.05%
13,200	Allied World Assurance Co Holdings Ltd	592,020
137,900	American Equity Investment Life Holding Co	1,468,635
7,400	American Physicians Capital Inc	236,430
22,900	Aspen Insurance Holdings Ltd	660,436
5,000	Employers Holdings Inc	74,250
16,400	Endurance Specialty Holdings Ltd	609,260
8,900	FPIC Insurance Group Inc *	241,279
10,900	Max Capital Group Ltd	250,591
42,600	Montpelier Re Holdings Ltd	716,106
48,300	National Financial Partners Corp *	681,030
41,700	Phoenix Cos Inc *	100,914
37,500	Platinum Underwriters Holdings Ltd	1,390,500
13,700	PMA Capital Corp Class A *	84,118
		$7,105,569

Investment Bank/Brokerage Firm --- 0.80%
75,600	BGC Partners Inc Class A	461,916
4,500	Oppenheimer Holdings Inc Class A	114,795
9,100	Piper Jaffray Cos Inc *	366,730
		$943,441

Leisure & Entertainment --- 0.59%
17,500	Arctic Cat Inc *	189,875
10,500	RC2 Corp *	157,185
16,500	Shuffle Master Inc *	135,135
17,400	Sturm Ruger & Co Inc	208,626
		$690,821

Machinery --- 3.67%
4,100	Altra Holdings Inc *	56,293
53,200	Briggs & Stratton Corp	1,037,400
9,700	Crane Co	344,350
2,300	EnPro Industries Inc *	66,884
2,800	Kadant Inc *	40,348
11,100	Mueller Industries Inc	297,369
21,100	Oshkosh Corp	851,174
10,900	Tecumseh Products Co Class A *	133,743
7,600	Tennant Co	208,164
41,400	Watts Water Technologies Inc Class A	1,285,884
		$4,321,609

Manufacturing --- 0.87%
40,100	Methode Electronics Inc	396,990
38,100	Sanmina-SCI Corp	628,650
		$1,025,640

Medical Products --- 1.74%
13,400	American Medical Systems Holdings Inc *	248,972
3,600	Cyberonics Inc *	68,976
44,200	Invacare Corp	1,173,068
16,500	STERIS Corp	555,390
		$2,046,406

Miscellaneous --- 0.10%
6,800	ATC Technology Corp *	116,688
		$116,688

Oil & Gas --- 3.38%
9,700	Berry Petroleum Co Class A	273,152
95,600	Complete Production Services Inc *	1,104,180
12,400	Gulfport Energy Corp *	139,376
14,000	Oil States International Inc *	634,760
23,400	Petroquest Energy Inc *	117,702
59,900	Stone Energy Corp *	1,063,225
14,000	Unit Corp *	591,920
10,800	VAALCO Energy Inc	53,352
		$3,977,667

Paper & Forest Products --- 2.23%
46,200	Buckeye Technologies Inc *	604,296
1,500	Clearwater Paper Corp *	73,875
28,100	Domtar Corp *	1,809,921
4,400	Glatfelter	63,756
4,200	Neenah Paper Inc	66,528
		$2,618,376

Personal Loans --- 0.91%
119,600	Advance America Cash Advance Centers Inc	696,072
8,700	QC Holdings Inc	44,979
9,000	World Acceptance Corp *	324,720
		$1,065,771

Pharmaceuticals --- 1.75%
10,400	Par Pharmaceutical Cos Inc *	257,920
40,700	Valeant Pharmaceuticals International *	1,746,437
3,600	Viropharma Inc *	49,068
		$2,053,425

Pollution Control --- 0.21%
28,700	EnergySolutions Inc	184,541
10,500	Metalico Inc *	62,895
		$247,436

Printing & Publishing --- 1.78%
3,800	Consolidated Graphics Inc *	157,358
6,000	Deluxe Corp	116,520
48,700	Gannett Co Inc	804,524
21,800	Lee Enterprises Inc *	73,902
27,600	McClatchy Co Class A	135,516
18,700	Media General Inc Class A *	155,023
23,500	Valassis Communications Inc *	654,005
		$2,096,848

Real Estate --- 10.76%
16,500	Agree Realty Corp REIT	377,190
48,300	Ashford Hospitality Trust REIT *	346,311
56,600	CapLease Inc REIT	314,130
4,500	Care Investment Trust Inc REIT	40,140
12,300	CBL & Associates Properties Inc REIT	168,510
5,200	Cohen & Co Inc REIT *	29,328
120,700	Colonial Properties Trust REIT	1,554,616
33,700	Education Realty Trust Inc REIT	193,438
77,900	Equity One Inc REIT	1,471,531
33,200	Extra Space Storage Inc REIT	420,976
13,300	First Potomac Realty Trust REIT	199,899
6,000	Getty Realty Corp REIT	140,400
3,800	Highwoods Properties Inc REIT	120,574
90,500	HRPT Properties Trust REIT	704,090
26,900	LaSalle Hotel Properties REIT	626,770
32,800	LTC Properties Inc REIT	887,568
63,200	Medical Properties Trust Inc REIT	662,336
18,600	Mission West Properties Inc REIT	127,968
13,900	Monmouth Real Estate Investment Corp REIT	116,899
39,500	National Health Investors Inc REIT	1,531,020
42,400	NorthStar Realty Finance Corp REIT	178,504
12,373	One Liberty Properties Inc REIT	206,134
19,100	Parkway Properties Inc REIT	358,698
4,400	Ramco-Gershenson Properties Trust REIT	49,544
30,800	Resource Capital Corp REIT	208,208
11,300	Sun Communities Inc REIT	284,760
13,200	UMH Properties Inc REIT	107,844
137,900	U-Store-It Trust REIT	992,880
14,200	Walter Investment Management Corp REIT	227,200
		$12,647,466

Restaurants --- 1.23%
28,700	Cheesecake Factory Inc *	776,622
32,700	O'Charley's Inc *	292,338
5,100	PF Chang's China Bistro Inc *	225,063
14,700	Ruby Tuesday Inc *	155,379
		$1,449,402

Retail --- 5.62%
35,400	Asbury Automotive Group Inc *	470,820
203,600	Borders Group Inc *	350,192
17,800	Cato Corp Class A	381,632
10,600	Chicos FAS Inc	152,852
43,000	Dillard's Inc	1,014,800
17,300	Group 1 Automotive Inc *	551,178
21,900	Jo-Ann Stores Inc *	919,362
25,000	Kirkland's Inc *	525,000
55,900	MarineMax Inc *	601,484
20,300	Retail Ventures Inc *	193,053
50,800	Select Comfort Corp *	404,876
25,800	Sonic Automotive Inc *	283,800
22,600	Stein Mart Inc *	204,078
7,900	Tuesday Morning Corp *	52,061
19,200	Williams-Sonoma Inc	504,768
		$6,609,956

Savings & Loans --- 2.42%
43,700	Brookline Bancorp Inc	464,968
36,100	Dime Community Bancshares	455,943
34,900	Doral Financial Corp *	150,419
4,200	First Defiance Financial Corp	42,504
5,000	First Niagara Financial Group Inc	71,100
19,700	First Place Financial Corp	78,603
23,500	OceanFirst Financial Corp	266,960
21,300	Provident Financial Services Inc	253,470
11,100	Provident New York Bancorp	105,228
108,600	TrustCo Bank Corp NY	670,062
7,400	WSFS Financial Corp	288,600
		$2,847,857

Specialized Services --- 3.57%
31,100	Acxiom Corp *	557,934
53,400	CIBER Inc *	199,716
39,900	Corinthian Colleges Inc *	701,841
64,000	CSG Systems International Inc *	1,341,440
40,000	Diamond Management & Technology Consultants Inc	314,000
33,100	Lionbridge Technologies Inc *	120,153
9,100	On Assignment Inc *	64,883
69,500	SFN Group Inc *	556,695
16,900	VeriFone Holdings Inc *	341,549
		$4,198,211

Telephone & Telecommunications --- 0.99%
29,200	IDT Corp Class B *	189,216
77,300	USA Mobility Inc	979,391
		$1,168,607

Textiles --- 0.75%
34,800	Jones Apparel Group Inc	661,896
11,100	Oxford Industries Inc	225,663
		$887,559

Tobacco --- 0.07%
1,500	Universal Corp	79,035
		$79,035

Transportation --- 2.56%
7,000	Avis Budget Group Inc *	80,500
55,100	Dollar Thrifty Automotive Group Inc *	1,770,363
50,200	Werner Enterprises Inc	1,163,134
		$3,013,997

Utilities --- 2.16%
24,300	Nicor Inc	1,018,656
10,500	Northwest Natural Gas Co	489,300
24,300	NorthWestern Corp	651,483
12,700	Southwest Gas Corp	379,984
		$2,539,423

TOTAL COMMON STOCK --- 97.84%		$115,071,995
(Cost $89,049,911)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

2,049,000	Federal Home Loan Bank	2,049,000
	0.01% April 1, 2010
425,000	United States of America	424,864
	0.15% June 17, 2010

TOTAL SHORT-TERM INVESTMENTS --- 2.10%		$2,473,864
(Cost $2,473,864)

OTHER ASSETS & LIABILITIES --- 0.06%		$73,319

TOTAL NET ASSETS --- 100%		$117,619,178
(Cost $91,523,775)

At March 31, 2010, the Portfolio had the following outstanding future contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
Russell 2000 Mini Long Futures	33	$2,234,430	June 2010	$17,772

Net Unrealized Appreciation/(Depreciation) on futures contracts is included in “Other Assets and Liabilities”.

Legend

*	Non-income Producing Security
REIT	Real Estate Investment Trust

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Common Stock
Aerospace & defense		770,196		-		-		770,196
Air freight		245,156		-		-		245,156
Airlines		1,294,951		-		-		1,294,951
Auto parts & equipment		487,136		-		-		487,136
Banks		10,226,966		-		-		10,226,966
Biotechnology		125,138		-		-		125,138
Broadcast/media		680,769		-		-		680,769
Building materials		1,425,794		-		-		1,425,794
Chemicals		3,886,540		-		-		3,886,540
Communications - equipment		748,325		-		-		748,325
Computer hardware &
systems		413,479		-		-		413,479
Computer software &
services		2,526,619		-		-		2,526,619
Conglomerates		1,394,513		-		-		1,394,513
Containers		123,268		-		-		123,268
Distributors		1,034,946		-		-		1,034,946
Electric companies		2,870,456		-		-		2,870,456
Electronic instruments &
equipment		6,536,010		-		-		6,536,010
Electronics - semiconductor		2,875,064		-		-		2,875,064
Financial services		3,306,421		-		-		3,306,421
Food & beverages		741,721		-		-		741,721
Foreign banks		854,420		-		-		854,420
Gold, metals & mining		912,596		-		-		912,596
Health care related		1,953,762		-		-		1,953,762
Homebuilding		3,928,352		-		-		3,928,352
Household goods		1,909,317		-		-		1,909,317
Independent power producer		48,870		-		-		48,870
Insurance related		7,105,569		-		-		7,105,569
Investment bank/brokerage
firm		943,441		-		-		943,441
Leisure & entertainment		690,821		-		-		690,821
Machinery		4,321,609		-		-		4,321,609
Manufacturing		1,025,640		-		-		1,025,640
Medical products		2,046,406		-		-		2,046,406
Miscellaneous		116,688		-		-		116,688
Oil & gas		3,977,667		-		-		3,977,667
Paper & forest products		2,618,376		-		-		2,618,376
Personal loans		1,065,771		-		-		1,065,771
Pharmaceuticals		2,053,425		-		-		2,053,425
Pollution control		247,436		-		-		247,436
Printing & publishing		2,096,848		-		-		2,096,848
Real estate		12,647,466		-		-		12,647,466
Restaurants		1,449,402		-		-		1,449,402
Retail		6,609,956		-		-		6,609,956
Savings & loans		2,847,857		-		-		2,847,857
Specialized services		4,198,211		-		-		4,198,211
Telephone &
telecommunications		1,168,607		-		-		1,168,607
Textiles		887,559		-		-		887,559
Tobacco		79,035		-		-		79,035
Transportation		3,013,997		-		-		3,013,997
Utilities		2,539,423		-		-		2,539,423
Short-term Investments		-		2,473,864		-		2,473,864
Total Assets		115,071,995		2,473,864		-		117,545,859
Liabilities
Other Financial Instruments*		10,084		-		-		10,084
Total Liabilities		10,084		-		-		10,084
Total		$115,061,911		$2,473,864		$-		$117,535,775

*Other financial instruments consist of futures.  Futures are reported at their variation margin as of March 31, 2010.

At March 31, 2010, the U.S. Federal income tax cost basis was $94,549,697.  The Maxim Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $25,610,081 and gross depreciation of securities in which there was an excess of tax cost over value of $2,613,919, resulting in net appreciation of $22,996,162.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM ARIEL MIDCAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Banks --- 2.23%
20,100	City National Corp	1,084,797
		$1,084,797

Biotechnology --- 4.89%
9,500	Bio-Rad Laboratories Inc Class A *	983,440
27,196	Thermo Fisher Scientific Inc *	1,398,962
		$2,382,402

Broadcast/Media --- 12.57%
130,400	CBS Corp Class B	1,817,776
160,375	Interpublic Group of Cos Inc *	1,334,320
34,100	Omnicom Group Inc	1,323,421
48,000	Viacom Inc Class B *	1,650,240
		$6,125,757

Computer Hardware & Systems --- 2.62%
85,000	Dell Inc *	1,275,850
		$1,275,850

Electronic Instruments & Equipment --- 1.39%
14,500	Anixter International Inc *	679,325
		$679,325

Financial Services --- 11.24%
11,300	Franklin Resources Inc	1,253,170
104,800	Janus Capital Group Inc	1,497,592
30,725	Northern Trust Corp	1,697,864
18,700	T Rowe Price Group Inc	1,027,191
		$5,475,817

Food & Beverages --- 5.14%
45,800	Constellation Brands Inc Class A *	752,952
16,500	JM Smucker Co	994,290
19,700	McCormick & Co Inc	755,692
		$2,502,934

Health Care Related --- 2.42%
15,600	Laboratory Corp of America Holdings *	1,181,076
		$1,181,076

Hotels/Motels --- 3.10%
38,900	Carnival Corp	1,512,432
		$1,512,432

Household Goods --- 7.43%
10,500	Clorox Co	673,470
13,300	Energizer Holdings Inc *	834,708
21,200	Mohawk Industries Inc *	1,152,856
16,702	Stanley Black & Decker Inc	958,862
		$3,619,896

Insurance Related --- 5.72%
32,700	Aflac Inc	1,775,283
2,700	Markel Corp *	1,011,582
		$2,786,865

Investment Bank/Brokerage Firm --- 1.35%
18,400	Lazard Ltd Class A	656,880
		$656,880

Leisure & Entertainment --- 2.17%
57,400	International Game Technology	1,059,030
		$1,059,030

Machinery --- 1.48%
15,200	Illinois Tool Works Inc	719,872
		$719,872

Medical Products --- 7.57%
18,125	Baxter International Inc	1,054,875
26,400	St Jude Medical Inc *	1,083,720
26,200	Zimmer Holdings Inc *	1,551,040
		$3,689,635

Miscellaneous --- 1.64%
10,750	Dun & Bradstreet Corp	800,015
		$800,015

Printing & Publishing --- 3.93%
115,950	Gannett Co Inc	1,915,494
		$1,915,494

Real Estate --- 8.16%
123,650	CB Richard Ellis Group Inc Class A *	1,959,853
27,700	Jones Lang LaSalle Inc	2,019,053
		$3,978,906

Retail --- 4.99%
29,900	Nordstrom Inc	1,221,415
25,500	Tiffany & Co	1,210,995
		$2,432,410

Specialized Services --- 9.91%
42,380	Accenture PLC Class A	1,777,841
18,500	Equifax Inc	662,300
45,575	Hewitt Associates Inc Class A *	1,812,973
18,600	Sotheby's †	578,274
		$4,831,388

TOTAL COMMON STOCK --- 99.95%		$48,710,781
(Cost $37,110,667)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

85,085	Barclays Capital Inc	85,085
	Repurchase Agreement
	0.01% April 1, 2010
85,085	Household Bank Securities Inc	85,085
	Repurchase Agreement
	0.01% April 1, 2010
85,085	BNP Paribas Securities Corp	85,085
	Repurchase Agreement
	0.01% April 1, 2010
85,085	Bank of America LLC	85,085
	Repurchase Agreement
	0.02% April 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 0.70%		$340,340
(Cost $340,340)

OTHER ASSETS & LIABILITIES --- (0.65%)		$(315,778)

TOTAL NET ASSETS --- 100%		$48,735,343
(Cost $37,451,007)

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at March 31, 2010.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Common Stock
Banks		1,084,797		-		-		1,084,797
Biotechnology		2,382,402		-		-		2,382,402
Broadcast/media		6,125,757		-		-		6,125,757
Computer hardware &
systems		1,275,850		-		-		1,275,850
Electronic instruments &
equipment		679,325		-		-		679,325
Financial services		5,475,817		-		-		5,475,817
Food & beverages		2,502,934		-		-		2,502,934
Health care related		1,181,076		-		-		1,181,076
Hotels/motels		1,512,432		-		-		1,512,432
Household goods		3,619,896		-		-		3,619,896
Insurance related		2,786,865		-		-		2,786,865
Investment bank/brokerage
firm		656,880		-		-		656,880
Leisure & entertainment		1,059,030		-		-		1,059,030
Machinery		719,872		-		-		719,872
Medical products		3,689,635		-		-		3,689,635
Miscellaneous		800,015		-		-		800,015
Printing & publishing		1,915,494		-		-		1,915,494
Real estate		3,978,906		-		-		3,978,906
Retail		2,432,410		-		-		2,432,410
Specialized services		4,831,388		-		-		4,831,388
Short-term Investments		340,340		-		-		340,340
Total		$49,051,121		$-		$-		$49,051,121

At March 31, 2010, the U.S. Federal income tax cost basis was $39,381,649.  The Maxim Ariel MidCap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $10,808,680 and gross depreciation of securities in which there was an excess of tax cost over value of $1,139,208, resulting in net appreciation of $9,669,472.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Banks --- 6.41%
39,925	City National Corp	2,154,752
105,075	PrivateBancorp Inc	1,439,528
		$3,594,280

Biotechnology --- 3.97%
21,500	Bio-Rad Laboratories Inc Class A *	2,225,680
		$2,225,680

Broadcast/Media --- 4.40%
296,525	Interpublic Group of Cos Inc *	2,467,088
		$2,467,088

Computer Software & Services --- 1.85%
41,000	Fair Isaac Corp	1,038,940
		$1,038,940

Electronic Instruments & Equipment --- 9.79%
41,550	Anixter International Inc *	1,946,617
46,950	Brady Corp Class A	1,461,084
54,800	Littelfuse Inc *	2,082,948
		$5,490,649

Financial Services --- 4.30%
168,800	Janus Capital Group Inc	2,412,152
		$2,412,152

Household Goods --- 3.54%
36,500	Mohawk Industries Inc *	1,984,870
		$1,984,870

Insurance Related --- 8.56%
58,175	HCC Insurance Holdings Inc	1,605,630
117,025	Horace Mann Educators Corp	1,762,397
3,825	Markel Corp *	1,433,074
		$4,801,101

Machinery --- 6.45%
136,275	Blount International Inc *	1,411,809
57,550	IDEX Corp	1,904,905
5,200	Middleby Corp *	299,468
		$3,616,182

Medical Products --- 2.67%
149,300	Symmetry Medical Inc *	1,498,972
		$1,498,972

Office Equipment & Supplies --- 9.63%
80,900	Herman Miller Inc	1,461,054
192,850	Interface Inc Class A	2,233,203
104,100	Knoll Inc	1,171,125
82,400	Steelcase Inc Class A	533,128
		$5,398,510

Pollution Control --- 2.10%
70,900	Team Inc *	1,176,231
		$1,176,231

Printing & Publishing --- 11.57%
160,700	Gannett Co Inc	2,654,764
321,300	Lee Enterprises Inc *	1,089,207
217,675	McClatchy Co Class A †	1,068,784
48,600	Meredith Corp †	1,672,326
		$6,485,081

Real Estate --- 6.33%
55,975	CB Richard Ellis Group Inc Class A * †	887,204
36,538	Jones Lang LaSalle Inc	2,663,255
		$3,550,459

Restaurants --- 2.84%
51,450	Bob Evans Farms Inc	1,590,319
		$1,590,319

Specialized Services --- 11.84%
54,700	Brink's Co	1,544,181
48,675	Hewitt Associates Inc Class A *	1,936,292
42,631	Matthews International Corp Class A	1,513,400
52,975	Sotheby's	1,646,993
		$6,640,866

TOTAL COMMON STOCK --- 96.25%		$53,971,380
(Cost $42,864,629)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

2,122,000	Federal Home Loan Bank	2,122,000
	0.01% April 1, 2010

TOTAL SHORT-TERM INVESTMENTS --- 3.78%		$2,122,000
(Cost $2,122,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

523,045	BNP Paribas Securities Corp	523,044
	Repurchase Agreement
	0.01% April 1, 2010
523,045	Bank of America LLC	523,045
	Repurchase Agreement
	0.02% April 1, 2010
526,045	Barclays Capital Inc	526,045
	Repurchase Agreement
	0.01% April 1, 2010
523,045	Household Bank Securities Inc	523,045
	Repurchase Agreement
	0.01% April 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 3.74%		$2,095,179
(Cost $2,095,179)

OTHER ASSETS & LIABILITIES --- (3.77%)		$(2,112,835)

TOTAL NET ASSETS --- 100%		$56,075,724
(Cost $47,081,808)

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at March 31, 2010.
‡	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Common Stock
Banks		3,594,280		-		-		3,594,280
Biotechnology		2,225,680		-		-		2,225,680
Broadcast/media		2,467,088		-		-		2,467,088
Computer software &
services		1,038,940		-		-		1,038,940
Electronic instruments &
equipment		5,490,649		-		-		5,490,649
Financial services		2,412,152		-		-		2,412,152
Household goods		1,984,870		-		-		1,984,870
Insurance related		4,801,101		-		-		4,801,101
Machinery		3,616,182		-		-		3,616,182
Medical products		1,498,972		-		-		1,498,972
Office equipment & supplies		5,398,510		-		-		5,398,510
Pollution control		1,176,231		-		-		1,176,231
Printing & publishing		6,485,081		-		-		6,485,081
Real estate		3,550,459		-		-		3,550,459
Restaurants		1,590,319		-		-		1,590,319
Specialized services		6,640,866		-		-		6,640,866
Short-term Investments		2,095,179		2,122,000		-		4,217,179
Total		$56,066,559		$2,122,000		$-		$58,188,559

At March 31, 2010, the U.S. Federal income tax cost basis was $56,463,514.  The Maxim Ariel Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $10,665,962 and gross depreciation of securities in which there was an excess of tax cost over value of $8,940,917, resulting in net appreciation of $1,725,045.

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Agriculture --- 1.39%
26,154	Corn Products International Inc	906,498
134,816	Darling International Inc *	1,207,951
38,326	Fresh Del Monte Produce Inc *	776,102
		$2,890,551

Air Freight --- 1.16%
45,506	Atlas Air Worldwide Holdings Inc *	2,414,093
		$2,414,093

Auto Parts & Equipment --- 1.25%
93,369	Goodyear Tire & Rubber Co *	1,180,184
59,892	Tenneco Inc *	1,416,446
		$2,596,630

Banks --- 6.69%
64,865	Cathay General Bancorp †	755,677
99,322	First Financial Bancorp	1,766,938
112,953	First Horizon National Corp	1,586,993
76,684	First Midwest Bancorp Inc	1,039,068
35,474	Hancock Holding Co	1,483,168
39,653	Iberiabank Corp	2,379,577
47,969	Prosperity Bancshares Inc	1,966,729
48,749	Signature Bank *	1,806,150
195,287	Sterling Bancshares Inc	1,089,702
		$13,874,002

Biotechnology --- 1.18%
13,224	Mettler-Toledo International Inc *	1,444,061
42,074	Pharmaceutical Product Development Inc	999,257
		$2,443,318

Broadcast/Media --- 1.39%
51,368	Alloy Inc *	421,218
33,680	Arbitron Inc †	897,909
28,508	Liberty Media Corp - Starz *	1,558,817
		$2,877,944

Building Materials --- 1.17%
41,672	Armstrong World Industries Inc *	1,513,110
73,029	Griffon Corp *	909,942
		$2,423,052

Chemicals --- 3.58%
56,892	Calgon Carbon Corp *	973,991
128,926	Ferro Corp	1,133,259
42,691	Koppers Holdings Inc	1,209,009
16,654	Minerals Technologies Inc	863,343
51,432	Olin Corp	1,009,096
62,291	RPM International Inc	1,329,290
32,435	WR Grace & Co *	900,396
		$7,418,384

Communications - Equipment --- 1.40%
60,547	ADTRAN Inc	1,595,413
72,028	Tekelec *	1,308,029
		$2,903,442

Computer Hardware & Systems --- 0.28%
41,449	Intevac Inc *	572,825
		$572,825

Computer Software & Services --- 2.94%
26,307	AOL Inc *	665,041
36,327	IAC/InterActiveCorp *	826,076
32,918	Progress Software Corp *	1,034,613
57,256	Quest Software Inc *	1,018,584
44,087	Radiant Systems Inc *	629,122
41,357	Sybase Inc *	1,928,063
		$6,101,499

Conglomerates --- 0.37%
25,976	Raven Industries Inc	766,032
		$766,032

Containers --- 0.36%
70,849	Myers Industries Inc	742,498
		$742,498

Distributors --- 0.41%
27,724	Core-Mark Holding Co Inc *	848,632
		$848,632

Electric Companies --- 2.21%
42,015	ALLETE Inc	1,406,662
30,858	ITC Holdings Corp	1,697,190
54,098	UIL Holdings Corp	1,487,695
		$4,591,547

Electronic Instruments & Equipment --- 4.46%
54,894	Baldor Electric Co	2,053,036
34,343	Encore Wire Corp	714,334
32,665	General Cable Corp *	881,955
73,472	GrafTech International Ltd *	1,004,362
60,232	II-VI Inc *	2,038,251
8,040	Littelfuse Inc *	305,601
43,341	ScanSource Inc *	1,247,354
25,517	Thomas & Betts Corp *	1,001,287
		$9,246,180

Electronics - Semiconductor --- 3.69%
71,474	Applied Micro Circuits Corp *	616,820
283,121	Atmel Corp *	1,424,099
52,796	Cohu Inc	727,001
217,511	LSI Corp *	1,331,167
155,549	ON Semiconductor Corp *	1,244,392
140,104	Teradyne Inc *	1,564,962
107,229	TriQuint Semiconductor Inc *	750,603
		$7,659,044

Engineering & Construction --- 0.33%
41,420	MYR Group Inc *	675,560
		$675,560

Financial Services --- 2.52%
132,864	Fifth Street Finance Corp †	1,542,551
33,810	JMP Group Inc	287,385
18,194	Legg Mason Inc	521,622
35,289	MarketAxess Holdings Inc	555,096
98,251	PHH Corp *	2,315,776
		$5,222,430

Food & Beverages --- 2.09%
17,684	BJ's Wholesale Club Inc *	654,131
30,913	Imperial Sugar Co	479,461
40,054	J&J Snack Foods Corp	1,741,147
9,269	Ralcorp Holdings Inc *	628,253
58,125	Spartan Stores Inc	838,162
		$4,341,154

Gold, Metals & Mining --- 1.51%
99,344	Horsehead Holding Corp *	1,176,233
39,915	Reliance Steel & Aluminum Co	1,965,015
		$3,141,248

Health Care Related --- 1.58%
14,204	Almost Family Inc *	535,349
17,421	Corvel Corp *	622,801
24,840	MEDNAX Inc *	1,445,439
16,853	MWI Veterinary Supply Inc *	680,861
		$3,284,450

Hotels/Motels --- 0.75%
60,257	Wyndham Worldwide Corp	1,550,413
		$1,550,413

Household Goods --- 1.41%
41,436	Jarden Corp	1,379,405
71,733	Leggett & Platt Inc	1,552,302
		$2,931,707

Insurance Related --- 5.10%
53,741	Aspen Insurance Holdings Ltd	1,549,890
38,567	Assured Guaranty Ltd	847,317
28,146	Hanover Insurance Group Inc †	1,227,447
69,335	HCC Insurance Holdings Inc	1,913,646
26,038	ProAssurance Corp *	1,524,265
29,283	Reinsurance Group of America Inc	1,537,943
23,818	RLI Corp	1,358,102
16,433	Zenith National Insurance Corp	629,713
		$10,588,323

Investment Bank/Brokerage Firm --- 2.38%
117,040	Ares Capital Corp	1,736,874
39,933	Stifel Financial Corp *	2,146,399
90,469	SWS Group Inc	1,043,107
		$4,926,380

Leisure & Entertainment --- 1.54%
63,137	Dover Downs Gaming & Entertainment Inc	250,023
89,968	Isle of Capri Casinos Inc *	699,951
130,291	Live Nation Entertainment Inc *	1,889,219
16,591	Madison Square Garden Inc *	360,522
		$3,199,715

Machinery --- 4.92%
100,079	Actuant Corp Class A	1,956,545
99,835	Albany International Corp Class A	2,149,448
73,225	Altra Holdings Inc *	1,005,379
23,264	Harsco Corp	743,052
77,780	John Bean Technologies Corp	1,364,261
8,815	Middleby Corp *	507,656
30,920	RBC Bearings Inc *	985,420
35,660	Wabtec Corp	1,501,999
		$10,213,760

Manufacturing --- 0.91%
98,879	Methode Electronics Inc	978,902
101,162	TTM Technologies Inc *	898,319
		$1,877,221

Medical Products --- 2.66%
25,890	Haemonetics Corp *	1,479,613
54,139	Medical Action Industries Inc *	664,286
32,773	Teleflex Inc	2,099,766
30,356	West Pharmaceutical Services Inc	1,273,434
		$5,517,099

Miscellaneous --- 0.56%
31,043	McGrath Rentcorp	752,172
33,587	Navigant Consulting Inc *	407,410
		$1,159,582

Oil & Gas --- 6.02%
35,595	Arena Resources Inc *	1,188,873
39,452	Berry Petroleum Co Class A	1,110,968
45,327	Cloud Peak Energy Inc *	754,241
41,330	Comstock Resources Inc *	1,314,294
50,231	Dresser-Rand Group Inc *	1,578,258
16,176	Lufkin Industries Inc	1,280,330
75,660	Mariner Energy Inc *	1,132,630
26,277	Oceaneering International Inc *	1,668,327
100,573	Penn Virginia Corp	2,464,039
		$12,491,960

Paper & Forest Products --- 0.58%
6,842	Clearwater Paper Corp *	336,969
19,543	Deltic Timber Corp	860,869
		$1,197,838

Personal Loans --- 1.47%
27,589	Cash America International Inc	1,089,214
81,830	Dollar Financial Corp *	1,968,830
		$3,058,044

Pharmaceuticals --- 1.82%
61,088	Endo Pharmaceuticals Holdings Inc *	1,447,175
80,064	Obagi Medical Products Inc *	975,179
23,015	Perrigo Co	1,351,441
		$3,773,795

Pollution Control --- 2.84%
139,165	Rollins Inc	3,017,097
36,017	Team Inc *	597,522
31,615	US Ecology Inc	509,002
52,268	Waste Connections Inc *	1,775,021
		$5,898,642

Printing & Publishing --- 1.75%
48,432	John Wiley & Sons Inc Class A	2,096,137
54,532	Scholastic Corp	1,526,896
		$3,623,033

Railroads --- 0.65%
39,340	Genesee & Wyoming Inc *	1,342,281
		$1,342,281

Real Estate --- 5.15%
75,289	American Campus Communities Inc REIT	2,082,494
120,139	Capstead Mortgage Corp REIT	1,436,862
322,384	Chimera Investment Corp REIT	1,254,074
28,532	Digital Realty Trust Inc REIT †	1,546,434
70,632	Forestar Group Inc *	1,333,532
46,054	National Retail Properties Inc REIT	1,051,413
56,422	Potlatch Corp REIT †	1,977,027
		$10,681,836

Restaurants --- 0.91%
38,031	Bob Evans Farms Inc	1,175,538
41,935	California Pizza Kitchen Inc *	704,089
		$1,879,627

Retail --- 3.43%
44,735	Fred's Inc Class A	535,925
35,961	Genesco Inc *	1,115,151
37,088	HSN Inc *	1,091,871
38,590	Jo-Ann Stores Inc *	1,620,008
212,259	Sally Beauty Holdings Inc *	1,893,350
78,962	Sonic Automotive Inc Class A * †	868,582
		$7,124,887

Savings & Loans --- 0.85%
86,657	Washington Federal Inc	1,760,870
		$1,760,870

Specialized Services --- 4.98%
23,517	Alliance Data Systems Corp * †	1,504,853
12,238	Brink's Co	345,479
89,979	Broadridge Financial Solutions Inc	1,923,751
94,174	iGate Corp	916,313
45,066	Lender Processing Services Inc	1,701,241
28,846	NCI Inc Class A *	872,015
104,443	Standard Parking Corp *	1,714,954
45,077	Wright Express Corp *	1,357,719
		$10,336,325

Textiles --- 1.19%
52,223	Fossil Inc *	1,970,896
44,639	Movado Group Inc	503,528
		$2,474,424

Transportation --- 0.98%
23,038	Con-way Inc	809,095
32,067	Kirby Corp *	1,223,356
		$2,032,451

Utilities --- 2.21%
40,407	NorthWestern Corp	1,083,312
132,137	UGI Corp	3,506,916
		$4,590,228

Water --- 0.47%
56,907	Middlesex Water Co	970,264
		$970,264

TOTAL COMMON STOCK --- 97.49%		$202,235,220
(Cost $162,799,438)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

4,493,000	Federal Home Loan Bank	4,493,000
	0.01% April 1, 2010

TOTAL SHORT-TERM INVESTMENTS --- 2.16%		$4,493,000
(Cost $4,493,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)
1,392,900	Household Bank Securities Inc	1,392,900
	Repurchase Agreement
	0.01% April 1, 2010
1,395,900	Barclays Capital Inc	1,395,900
	Repurchase Agreement
	0.01% April 1, 2010
1,392,900	Bank of America LLC	1,392,900
	Repurchase Agreement
	0.02% April 1, 2010
1,392,900	BNP Paribas Securities Corp	1,392,900
	Repurchase Agreement
	0.01% April 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 2.69%		$5,574,600
(Cost $5,574,600)

OTHER ASSETS & LIABILITIES --- (2.34%)		$(4,859,854)

TOTAL NET ASSETS --- 100%		$207,442,966
(Cost $172,867,038)

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at March 31, 2010.
REIT	Real Estate Investment Trust

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Common Stock
Agriculture		2,890,551		-		-		2,890,551
Air freight		2,414,093		-		-		2,414,093
Auto parts & equipment		2,596,630		-		-		2,596,630
Banks		13,874,002		-		-		13,874,002
Biotechnology		2,443,318		-		-		2,443,318
Broadcast/media		2,877,944		-		-		2,877,944
Building materials		2,423,052		-		-		2,423,052
Chemicals		7,418,384		-		-		7,418,384
Communications - equipment		2,903,442		-		-		2,903,442
Computer hardware &
systems		572,825		-		-		572,825
Computer software &
services		6,101,499		-		-		6,101,499
Conglomerates		766,032		-		-		766,032
Containers		742,498		-		-		742,498
Distributors		848,632		-		-		848,632
Electric companies		4,591,547		-		-		4,591,547
Electronic instruments &
equipment		9,246,180		-		-		9,246,180
Electronics - semiconductor		7,659,044		-		-		7,659,044
Engineering & construction		675,560		-		-		675,560
Financial services		5,222,430		-		-		5,222,430
Food & beverages		4,341,154		-		-		4,341,154
Gold, metals & mining		3,141,248		-		-		3,141,248
Health care related		3,284,450		-		-		3,284,450
Hotels/motels		1,550,413		-		-		1,550,413
Household goods		2,931,707		-		-		2,931,707
Insurance related		10,588,323		-		-		10,588,323
Investment bank/brokerage
firm		4,926,380		-		-		4,926,380
Leisure & entertainment		3,199,715		-		-		3,199,715
Machinery		10,213,760		-		-		10,213,760
Manufacturing		1,877,221		-		-		1,877,221
Medical products		5,517,099		-		-		5,517,099
Miscellaneous		1,159,582		-		-		1,159,582
Oil & gas		12,491,960		-		-		12,491,960
Paper & forest products		1,197,838		-		-		1,197,838
Personal loans		3,058,044		-		-		3,058,044
Pharmaceuticals		3,773,795		-		-		3,773,795
Pollution control		5,898,642		-		-		5,898,642
Printing & publishing		3,623,033		-		-		3,623,033
Railroads		1,342,281		-		-		1,342,281
Real estate		10,681,836		-		-		10,681,836
Restaurants		1,879,627		-		-		1,879,627
Retail		7,124,887		-		-		7,124,887
Savings & loans		1,760,870		-		-		1,760,870
Specialized services		10,336,325		-		-		10,336,325
Textiles		2,474,424		-		-		2,474,424
Transportation		2,032,451		-		-		2,032,451
Utilities		4,590,228		-		-		4,590,228
Water		970,264		-		-		970,264
Short-term Investments		5,574,600		4,493,000		-		10,067,600
Total		$207,809,820		$4,493,000		$-		$212,302,820

At March 31, 2010, the U.S. Federal income tax cost basis was $174,499,282.  The Maxim Loomis Sayles Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $40,976,729 and gross depreciation of securities in which there was an excess of tax cost over value of $3,173,191, resulting in net appreciation of $37,803,538.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense --- 0.42%
1,550,000	Bombardier Inc	1,492,908
	7.35% December 22, 2026
		$1,492,908

Agriculture --- 0.28%
1,055,000	Corn Products International Inc	1,002,367
	6.63% April 15, 2037
		$1,002,367

Air Freight --- 0.90%
913,951	Atlas Air Worldwide Holdings Inc *	712,882
	8.77% January 2, 2011
364,292	Atlas Air Worldwide Holdings Inc	357,006
	9.06% January 2, 2014
1,271,225	Atlas Air Worldwide Holdings Inc	1,201,308
	7.68% January 2, 2014
1,133,137	Atlas Air Worldwide Holdings Inc	968,832
	7.63% January 2, 2015
		$3,240,028

Airlines --- 2.57%
30,097	American Airlines Inc	28,592
	8.04% September 16, 2011
965,000	AMR Corp	1,115,781
	6.25% October 15, 2014
517,562	Continental Airlines Inc	489,096
	7.37% December 15, 2015
71,991	Continental Airlines Inc	68,392
	8.31% October 2, 2019
997,883	Delta Air Lines Inc	933,809
	8.95% August 10, 2014
500,000	Delta Air Lines Inc	515,000
	9.75% December 17, 2016
600,000	Delta Air Lines Inc †	630,750
	9.50% September 15, 2014
1,272,473	Delta Air Lines Inc	1,272,473
	6.82% August 10, 2022
705,000	Qantas Airways Ltd †	728,509
	6.05% April 15, 2016
471,447	UAL ‡	436,089
	6.64% January 2, 2024
2,810,000	United Air Lines Inc	3,020,750
	10.40% November 1, 2016
		$9,239,241

Automobiles --- 2.16%
1,735,000	Ford Motor Co	1,409,687
	6.38% February 1, 2029
3,495,000	Ford Motor Co ‡	3,302,775
	7.45% July 16, 2031
1,475,000	Ford Motor Co	2,206,969
	4.25% November 15, 2016
335,000	Ford Motor Co	281,400
	6.63% October 1, 2028
215,000	Ford Motor Co	183,288
	7.13% November 15, 2025
260,000	Ford Motor Co	230,750
	7.50% August 1, 2026
155,000	Ford Motor Co ‡	147,250
	6.50% August 1, 2018
		$7,762,119

Banks --- 1.33%
2,045,000	AgriBank FCB † ‡‡	2,326,515
	9.13% July 15, 2019
1,830,000	BAC Capital Trust VI	1,510,989
	5.63% March 8, 2035
1,000,000	Keycorp Capital III	955,938
	7.75% July 15, 2029
		$4,793,442

Biotechnology --- 0.20%
289,000	Affymetrix Inc	259,378
	3.50% January 15, 2038
250,000	Human Genome Sciences Inc	449,687
	2.25% August 15, 2012
		$709,065

Broadcast/Media --- 1.61%
125,000	Clear Channel Communications Inc ‡	117,812
	4.40% May 15, 2011
695,000	Clear Channel Communications Inc ‡	615,075
	5.00% March 15, 2012
415,000	Clear Channel Communications Inc ‡	401,512
	6.25% March 15, 2011
40,000	Clear Channel Communications Inc ‡	39,850
	7.65% September 15, 2010
350,000	Comcast Corp	356,428
	6.45% March 15, 2037
1,150,000	Comcast Corp	1,064,685
	5.65% June 15, 2035
120,000	Historic TW Inc	126,526
	6.63% May 15, 2029
81,954	Liberty Media LLC	48,968
	3.50% January 15, 2031
1,130,000	News America Inc	1,127,041
	6.20% December 15, 2034
75,000	Time Warner Inc	85,659
	7.63% April 15, 2031
1,690,000	Viacom Inc	1,791,713
	6.88% April 30, 2036
		$5,775,269

Building Materials --- 0.71%
865,000	Owens Corning Inc	847,515
	7.00% December 1, 2036
575,000	Owens Corning Inc	608,531
	6.50% December 1, 2016
1,220,000	USG Corp	1,091,900
	6.30% November 15, 2016
		$2,547,946

Canadian - Federal --- 13.43%
9,700,000	Government of Canada	9,681,854
	2.75% December 1, 2010
11,805,000	Government of Canada	11,565,564
	1.00% September 1, 2011
7,880,000	Government of Canada	8,180,024
	4.25% June 1, 2018
13,645,000	Government of Canada	14,389,688
	5.25% June 1, 2012
4,340,000	Government of Canada	4,440,932
	3.75% June 1, 2012
		$48,258,062

Canadian - Provincial --- 0.74%
2,471,697	Province of Alberta	2,670,134
	5.93% September 16, 2016
		$2,670,134

Chemicals --- 3.11%
3,175,000	Chevron Phillips Chemical Co LLC †	3,790,369
	8.25% June 15, 2019
535,000	Hercules Inc	428,000
	6.50% June 30, 2029
480,000	Hexion Specialty Chemicals Inc	386,400
	9.20% March 15, 2021
2,220,000	Hexion Specialty Chemicals Inc	1,576,200
	7.88% February 15, 2023
885,000	Hexion US Finance Corp ‡	902,700
	9.75% November 15, 2014
3,675,000	Methanex Corp	3,320,715
	6.00% August 15, 2015
750,000	Methanex Corp	787,500
	8.75% August 15, 2012
		$11,191,884

Commercial Mortgage Backed --- 0.13%
500,000	Community Program Loan Trust	452,818
	Series 1987-A Class A5
	4.50% April 1, 2029
		$452,818

Communications - Equipment --- 0.41%
375,000	Motorola Inc	351,942
	6.63% November 15, 2037
325,000	Motorola Inc	305,097
	6.50% November 15, 2028
325,000	Motorola Inc	222,869
	5.22% October 1, 2097
798,000	Nortel Networks Corp * @	600,495
	2.13% April 15, 2014
		$1,480,403

Computer Hardware & Systems --- 0.05%
177,000	Maxtor Corp ‡‡	171,690
	5.75% March 1, 2012
		$171,690

Conglomerates --- 0.33%
620,000	Textron Inc	669,842
	7.25% October 1, 2019
500,000	Textron Inc	503,606
	5.60% December 1, 2017
		$1,173,448

Electric Companies --- 1.39%
1,403,346	Bruce Mansfield Unit ‡‡	1,423,611
	6.85% June 1, 2034
50,000	Commonwealth Edison Co ‡‡	50,103
	4.75% December 1, 2011
1,010,000	Energy Future Holdings Corp	525,200
	6.50% November 15, 2024
1,225,000	Energy Future Holdings Corp	630,875
	6.55% November 15, 2034
395,000	Energy Future Holdings Corp	288,350
	5.55% November 15, 2014
332,500	Quezon Power Philippines Ltd	337,488
	8.86% June 15, 2017
250,000	SP PowerAssets Ltd	181,322
	3.73% October 22, 2010
455,000	White Pine Hydro LLC † ‡‡	408,262
	6.96% July 10, 2037
300,000	White Pine Hydro LLC † ‡‡	292,815
	6.31% July 10, 2017
1,000,000	White Pine Hydro Portfolio LLC † ‡‡	854,170
	7.26% July 20, 2015
		$4,992,196

Electronic Instruments & Equipment --- 1.18%
1,500,000	Agilent Technologies Inc	1,620,614
	6.50% November 1, 2017
1,220,000	Avnet Inc	1,300,591
	5.88% March 15, 2014
245,000	Avnet Inc	261,929
	6.63% September 15, 2016
950,000	Corning Inc	1,017,840
	7.25% August 15, 2036
31,000	Richardson Electronics Ltd	31,000
	7.75% December 15, 2011
		$4,231,974

Electronics - Semiconductor --- 2.24%
20,000	Amkor Technology Inc	20,150
	7.75% May 15, 2013
55,000	Freescale Semiconductor Inc ‡	52,525
	8.88% December 15, 2014
6,090,000	Intel Corp †	7,300,387
	3.25% August 1, 2039
60,000	Intel Corp	58,875
	2.95% December 15, 2035
610,000	Kulicke & Soffa Industries Inc	562,725
	0.88% June 1, 2012
65,000	Kulicke & Soffa Industries Inc	63,050
	1.00% June 30, 2010
		$8,057,712

Financial Services --- 6.35%
1,000,000	Associates Corp of North America	1,053,846
	6.95% November 1, 2018
962,313	CIT Group Inc	887,734
	7.00% May 1, 2016
1,347,243	CIT Group Inc	1,242,832
	7.00% May 1, 2017
577,386	CIT Group Inc	538,412
	7.00% May 1, 2015
384,922	CIT Group Inc ‡	374,337
	7.00% May 1, 2013
577,386	CIT Group Inc ‡	545,630
	7.00% May 1, 2014
360,000	Citigroup Inc	314,149
	6.13% August 25, 2036
100,000	Citigroup Inc §	124,401
	3.63% November 30, 2017
125,000	Citigroup Inc	107,856
	5.88% February 22, 2033
60,000	Citigroup Inc	54,481
	5.85% December 11, 2034
5,255,000	General Electric Capital Corp	3,738,054
	6.50% September 28, 2015
400,000	General Electric Capital Corp	284,963
	6.75% September 26, 2016
552,000	GMAC Inc ‡	543,720
	8.00% December 31, 2018
979,000	GMAC Inc	934,945
	8.00% November 1, 2031
159,000	GMAC Inc	158,205
	6.75% December 1, 2014
255,000	GMAC Inc	259,462
	7.50% December 31, 2013
1,305,000	International Lease Finance Corp †	1,334,045
	8.63% September 15, 2015
37,900,127,200	JPMorgan Chase & Co † **	3,599,456
	8.80% April 12, 2012
12,275,000	JPMorgan Chase Bank NA **	6,733,355
	13.87% May 17, 2010
		$22,829,883

Food & Beverages --- 1.51%
360,000	Albertson's Inc	309,600
	8.00% May 1, 2031
755,000	Albertson's Inc	571,913
	6.63% June 1, 2028
580,000	Albertson's Inc	493,000
	7.75% June 15, 2026
4,545,000	Albertson's Inc	3,840,525
	7.45% August 1, 2029
210,000	Sara Lee Corp	206,337
	6.13% November 1, 2032
		$5,421,375

Foreign Banks --- 1.26%
3,020,000,000	Barclays Financial LLC †	2,674,379
	4.06% September 16, 2010
17,433,642,500	JP Morgan Chase London † **	1,846,916
	12.24% October 21, 2010
		$4,521,295

Foreign Governments --- 5.66%
4,290,000	Government of Australia	4,005,419
	7.00% December 1, 2010
2,000,000	Government of Australia	1,859,774
	6.00% May 1, 2012
2,935,000	Government of Australia	2,728,752
	6.00% June 14, 2011
80,000,000	Government of Mexico	6,480,235
	8.00% December 7, 2023
28,530,000	Government of Norway	5,026,972
	4.25% May 19, 2017
1,280,000	Government of Norway	233,858
	5.00% May 15, 2015
		$20,335,010

Gold, Metals & Mining --- 0.10%
255,000	Alcoa Inc	235,880
	6.75% January 15, 2028
140,000	Alcoa Inc	128,636
	5.87% February 23, 2022
		$364,516

Health Care Related --- 2.98%
80,000	HCA Inc	80,000
	6.75% July 15, 2013
2,035,000	HCA Inc	2,019,737
	6.25% February 15, 2013
250,000	HCA Inc	249,687
	6.30% October 1, 2012
725,000	HCA Inc	630,750
	7.50% November 6, 2033
130,000	HCA Inc	123,338
	6.50% February 15, 2016
150,000	HCA Inc	142,500
	6.38% January 15, 2015
45,000	HCA Inc	42,469
	5.75% March 15, 2014
765,000	HCA Inc	707,625
	7.69% June 15, 2025
150,000	HCA Inc	141,750
	7.19% November 15, 2015
575,000	HCA Inc	544,813
	8.36% April 15, 2024
2,505,000	HCA Inc	2,141,775
	7.05% December 1, 2027
175,000	HCA Inc	154,000
	7.75% July 15, 2036
1,115,000	HCA Inc	1,009,075
	7.58% September 15, 2025
395,000	HCA Inc	361,425
	7.50% December 15, 2023
2,410,000	Owens & Minor Inc ‡‡	2,315,292
	6.35% April 15, 2016
55,000	Tenet Healthcare Corp	44,825
	6.88% November 15, 2031
		$10,709,061

Homebuilding --- 3.20%
5,000	DR Horton Inc	5,013
	6.50% April 15, 2016
3,295,000	DR Horton Inc	3,179,675
	5.25% February 15, 2015
80,000	K Hovnanian Enterprises Inc ‡	61,600
	6.25% January 15, 2016
25,000	K Hovnanian Enterprises Inc	20,062
	6.38% December 15, 2014
20,000	K Hovnanian Enterprises Inc	16,800
	6.50% January 15, 2014
1,925,000	Lennar Corp	1,828,750
	5.60% May 31, 2015
3,615,000	Pulte Group Inc	2,801,625
	6.00% February 15, 2035
396,000	Pulte Group Inc	379,665
	5.20% February 15, 2015
695,000	Pulte Group Inc	556,000
	6.38% May 15, 2033
2,665,000	Toll Brothers Finance Corp	2,659,345
	5.15% May 15, 2015
		$11,508,535

Household Goods --- 0.01%
31,000	Dixie Group Inc ‡	26,854
	7.00% May 15, 2012
		$26,854

Independent Power Producer --- 0.46%
240,000	AES Corp	245,400
	7.75% March 1, 2014
2,220,000	NGC Corp Capital Trust I	1,154,400
	8.32% June 1, 2027
415,000	Dynegy Holdings Inc	265,600
	7.63% October 15, 2026
		$1,665,400

Insurance Related --- 2.22%
315,000	American International Group Inc	292,687
	5.85% January 16, 2018
80,000	American International Group Inc	73,595
	5.45% May 18, 2017
1,175,000	Hanover Insurance Group Inc	1,205,139
	7.50% March 1, 2020
125,000	Marsh & McLennan Cos Inc	110,103
	5.88% August 1, 2033
590,000	MBIA Insurance Corp † ‡ §	402,675
	14.00% January 15, 2033
1,600,000	MetLife Inc	2,062,323
	10.75% August 1, 2069
3,005,000	Mutual of Omaha Insurance Co †	2,605,693
	6.80% June 15, 2036
725,000	XL Capital Ltd	683,579
	6.25% May 15, 2027
575,000	XL Capital Ltd	547,438
	6.38% November 15, 2024
		$7,983,232

Machinery --- 1.21%
3,630,000	Case New Holland Inc †	3,766,125
	7.75% September 1, 2013
665,000	Toro Co ‡‡	586,842
	6.63% May 1, 2037
		$4,352,967

Medical Products --- 0.16%
620,000	Boston Scientific Corp	585,708
	6.00% January 15, 2020
		$585,708

Office Equipment & Supplies --- 0.20%
750,000	Xerox Capital Trust I	735,835
	8.00% February 1, 2027
		$735,835

Oil & Gas --- 4.22%
40,000	Allis-Chalmers Energy Inc	35,400
	8.50% March 1, 2017
110,000	Allis-Chalmers Energy Inc	105,600
	9.00% January 15, 2014
995,000	Connacher Oil & Gas Ltd †	1,012,412
	10.25% December 15, 2015
1,200,000	DCP Midstream LLC †	1,189,827
	6.45% November 3, 2036
250,000	El Paso Corp	245,707
	7.80% August 1, 2031
2,000,000	El Paso Corp	1,806,232
	6.95% June 1, 2028
180,000	NGC Corp Dynegy Holdings Inc	127,800
	7.13% May 15, 2018
285,000	North American Energy Partners Inc	285,000
	8.75% December 1, 2011
1,500,000	Pioneer Natural Resources Co	1,418,505
	7.20% January 15, 2028
2,750,000	Plains All American Pipeline LP	2,851,585
	6.65% January 15, 2037
1,275,000	Plains All American Pipeline LP	1,369,141
	6.13% January 15, 2017
2,425,000	Questar Market Resources Inc	2,654,337
	6.80% April 1, 2018
975,000	Talisman Energy Inc	992,128
	6.25% February 1, 2038
365,000	Talisman Energy Inc	349,881
	5.85% February 1, 2037
110,000	Weatherford International Ltd	109,301
	6.50% August 1, 2036
575,000	Williams Cos Inc	631,800
	7.50% January 15, 2031
		$15,184,656

Other Asset-Backed --- 0.74%
2,520,000	Citibank Credit Card Issuance Trust	2,666,215
	Series 2008-C6 Class C6
	6.30% June 20, 2014
		$2,666,215

Paper & Forest Products --- 2.35%
120,000	Georgia-Pacific LLC	130,200
	8.88% May 15, 2031
540,000	Georgia-Pacific LLC	572,400
	8.00% January 15, 2024
635,000	Georgia-Pacific LLC	628,650
	7.25% June 1, 2028
5,850,000	Georgia-Pacific LLC	5,850,000
	7.75% November 15, 2029
685,000	Westvaco Corp	740,128
	7.95% February 15, 2031
490,000	Westvaco Corp	538,641
	8.20% January 15, 2030
		$8,460,019

Personal Loans --- 2.51%
1,910,000	American General Finance Corp	1,672,986
	6.90% December 15, 2017
415,000	Ford Motor Credit Co LLC	429,725
	7.50% August 1, 2012
1,245,000	Ford Motor Credit Co LLC	1,288,246
	7.00% October 1, 2013
165,000	Ford Motor Credit Co LLC	170,592
	7.25% October 25, 2011
100,000	SLM Corp	91,054
	5.00% April 15, 2015
3,725,000	SLM Corp	3,767,320
	8.45% June 15, 2018
1,305,000	SLM Corp	1,288,879
	5.38% January 15, 2013
60,000	SLM Corp	59,619
	5.13% August 27, 2012
280,000	SLM Corp	259,108
	5.05% November 14, 2014
		$9,027,529

Pharmaceuticals --- 0.98%
1,735,000	Elan Finance PLC	1,787,050
	8.88% December 1, 2013
565,000	Nektar Therapeutics	561,469
	3.25% September 28, 2012
840,000	Valeant Pharmaceuticals International	1,169,700
	4.00% November 15, 2013
		$3,518,219

Railroads --- 0.85%
2,853,000	CSX Corp	2,834,250
	6.00% October 1, 2036
386,000	Missouri Pacific Railroad Co ‡‡	231,600
	5.00% January 1, 2045
		$3,065,850

Real Estate --- 3.55%
850,000	Camden Property Trust	835,865
	5.70% May 15, 2017
135,000	Duke Realty LP	132,726
	5.95% February 15, 2017
50,000	Equity Residential	51,419
	5.13% March 15, 2016
2,640,000	Highwoods Realty LP	2,523,381
	5.85% March 15, 2017
2,200,000	Highwoods Realty LP	2,232,736
	7.50% April 15, 2018
935,000	Host Hotels & Resorts LP †	895,262
	2.63% April 15, 2027
90,000	iStar Financial Inc ‡	82,125
	5.65% September 15, 2011
375,000	iStar Financial Inc	300,000
	5.95% October 15, 2013
1,565,000	iStar Financial Inc	1,338,075
	8.63% June 1, 2013
60,000	iStar Financial Inc ‡	47,700
	5.70% March 1, 2014
20,000	iStar Financial Inc	14,700
	6.05% April 15, 2015
20,000	iStar Financial Inc ‡	15,000
	5.88% March 15, 2016
1,905,000	ProLogis ‡	1,795,462
	1.88% November 15, 2037
395,000	ProLogis	392,530
	6.63% May 15, 2018
2,060,000	ProLogis	2,003,350
	2.25% April 1, 2037
60,000	ProLogis	59,487
	5.63% November 15, 2015
50,000	ProLogis	48,979
	5.75% April 1, 2016
		$12,768,797

Retail --- 2.59%
430,000	Dillard's Inc	397,750
	6.63% January 15, 2018
1,070,000	Dillard's Inc	909,500
	7.75% July 15, 2026
500,000	Dillard's Inc	443,750
	7.88% January 1, 2023
850,000	Foot Locker Inc	786,250
	8.50% January 15, 2022
3,396,000	Home Depot Inc	3,295,570
	5.88% December 16, 2036
445,000	JC Penney Corp Inc	414,406
	6.38% October 15, 2036
525,000	Macy's Retail Holdings Inc	483,000
	6.38% March 15, 2037
540,000	Toys R Us Inc ‡	553,500
	7.88% April 15, 2013
2,125,000	Toys R Us Inc	2,040,000
	7.38% October 15, 2018
		$9,323,726

Specialized Services --- 1.86%
400,000	DP World Ltd †	343,485
	6.85% July 2, 2037
635,468	PF Export Receivable Master Trust †	648,177
	6.44% June 1, 2015
157,792	Power Receivable Finance LLC †	161,925
	6.29% January 1, 2012
1,125,000	Ranhill Labuan Ltd †	1,040,625
	12.50% October 26, 2011
50,000	United Rentals North America Inc	46,250
	7.00% February 15, 2014
90,000	United Rentals North America Inc	89,100
	1.88% October 15, 2023
880,000	United Rentals North America Inc ‡	844,800
	7.75% November 15, 2013
150,000	Virgin Media Finance PLC	159,375
	9.13% August 15, 2016
3,285,000	Western Union Co	3,340,760
	6.20% November 17, 2036
		$6,674,497

Supranationals --- 5.30%
17,325,000	Inter-American Development Bank	12,359,569
	6.00% December 15, 2017
9,600,000	International Bank for Reconstruction & Development	6,674,133
	1.43% March 5, 2014
		$19,033,702

Telephone & Telecommunications --- 6.48%
250,000	Alcatel-Lucent USA Inc	175,625
	6.50% January 15, 2028
505,000	Alcatel-Lucent USA Inc	437,456
	2.88% June 15, 2025
4,555,000	Alcatel-Lucent USA Inc	3,211,275
	6.45% March 15, 2029
760,000	AT&T Corp	772,672
	6.50% March 15, 2029
405,000	AT&T Inc	400,090
	6.15% September 15, 2034
155,000	AT&T Inc	160,726
	6.50% September 1, 2037
170,000	Axtel SAB de CV †	173,400
	9.00% September 22, 2019
35,000	BellSouth Corp	35,650
	6.55% June 15, 2034
170,000	BellSouth Corp	164,124
	6.00% November 15, 2034
775,000	Embarq Corp	785,807
	8.00% June 1, 2036
2,670,000	Level 3 Communications Inc † ‡‡	3,190,650
	7.00% March 15, 2015
995,000	Level 3 Communications Inc ‡‡	1,189,025
	7.00% March 15, 2015
1,465,000	Level 3 Communications Inc	1,349,631
	3.50% June 15, 2012
295,000	Nextel Communications Inc	287,625
	6.88% October 31, 2013
910,000	Nextel Communications Inc	848,575
	5.95% March 15, 2014
400,000-	Nextel Communications Inc	380,000
	7.38% August 1, 2015
1,580,000	Nortel Networks Capital Corp * @ ‡	1,137,600
	7.88% June 15, 2026
250,000	Nortel Networks Ltd * @	77,500
	6.88% September 1, 2023
150,000	Qwest Capital Funding Inc	147,000
	7.63% August 3, 2021
3,500,000	Qwest Capital Funding Inc	3,325,000
	7.75% February 15, 2031
500,000	Qwest Corp	505,000
	7.25% September 15, 2025
45,000	Qwest Corp	43,425
	6.88% September 15, 2033
744,000	Sprint Capital Corp	598,920
	6.88% November 15, 2028
380,000	Sprint Capital Corp	347,700
	6.90% May 1, 2019
130,000	Sprint Capital Corp	120,575
	8.75% March 15, 2032
606,000	Sprint Nextel Corp	546,915
	6.00% December 1, 2016
465,000	Telecom Italia Capital SA	430,763
	6.38% November 15, 2033
470,000	Telecom Italia Capital SA	416,956
	6.00% September 30, 2034
1,960,000	US West Capital Funding Inc	1,754,200
	6.88% July 15, 2028
250,000	US West Capital Funding Inc	233,750
	6.50% November 15, 2018
65,000	Verizon Maryland Inc	52,916
	5.13% June 15, 2033
		$23,300,551

Tobacco --- 0.82%
2,235,000	Reynolds American Inc	2,393,873
	6.75% June 15, 2017
545,000	Reynolds American Inc	554,705
	7.25% June 15, 2037
		$2,948,578

Transportation --- 0.34%
1,650,000	APL Ltd ‡‡	1,233,375
	8.00% January 15, 2024
		$1,233,375

U.S. Municipal --- 1.35%
1,870,000	Michigan Tobacco Settlement Finance Authority ‡‡	1,501,909
	7.31% June 1, 2034
4,620,000	Tobacco Settlement Financing Corp ‡‡	3,364,377
	6.71% June 1, 2046
		$4,866,286

Utilities --- 0.17%
920,000	Calpine Corp * @ ~	0
	0.00% July 15, 2010
500,000	EQT Corp	594,020
	8.13% June 1, 2019
		$594,020

TOTAL BONDS --- 92.63%		$332,948,397
(Cost $316,227,352)

COMMON STOCK

Shares		Value ($)

Biotechnology --- 0.92%
81,282	Vertex Pharmaceuticals Inc ††	3,321,995
		$3,321,995

Containers --- 0.26%
26,029	Owens-Illinois Inc ††	925,071
		$925,071

Electronic Instruments & Equipment --- 0.29%
51,679	Corning Inc	1,044,433
		$1,044,433

Oil & Gas --- 0.28%
42,007	Chesapeake Energy Corp	993,045
		$993,045

Pharmaceuticals --- 0.00%
22,934	Valeant Pharmaceuticals International (warrants) †† ‡‡	2,592
		$2,592

Unit Investment Trust --- 0.06%
23,247	Dreyfus High Yield Strategies Fund	100,892
5,114	DWS High Income Trust	46,588
7,484	Highland Credit Strategies Fund	59,124
		$206,604

TOTAL COMMON STOCK --- 1.81%		$6,493,740
(Cost $5,041,534)

PREFERRED STOCK

Par Value ($)		Value ($)

Agency --- 0.07%
2,400	Fannie Mae Series F ††	3,720
1,400	Fannie Mae Series H ††	2,380
3,350	Fannie Mae Series I ††	5,728
7,000	Fannie Mae Series K ††	11,620
1,700	Fannie Mae Series L ††	2,567
4,750	Fannie Mae Series M ††	6,413
2,150	Fannie Mae Series Q ††	1,999
3,800	Fannie Mae Series R ††	6,612
68,650	Fannie Mae Series S § ††	87,185
2,200	Fannie Mae Series T ††	4,202
2,450	Freddie Mac Series O ††	3,993
3,100	Freddie Mac Series P ††	5,735
5,400	Freddie Mac Series U ††	4,860
36,950	Freddie Mac Series V ††	31,408
10,950	Freddie Mac Series W ††	9,198
14,450	Freddie Mac Series Y ††	14,306
50,750	Freddie Mac Series Z § ††	64,453
		$266,379

Banks --- 0.06%
283	GMAC Inc †	215,717
		$215,717

Electric Companies --- 0.34%
5,650	AES Trust III	255,309
2,255	New York State Electric & Gas Corp	155,595
25,000	Southern California Edison Co	525,000
3,600	Union Electric Co	280,800
		$1,216,704

Financial Services --- 0.49%
1,484	Bank of America Corp	1,450,610
9,608	Sovereign Capital Trust IV	307,456
		$1,758,066

Household Goods --- 0.35%
31,225	Newell Financial Trust Inc	1,256,806
		$1,256,806

Oil & Gas --- 0.08%
415	Chesapeake Energy Corp	34,393
7,000	El Paso Energy Capital Trust I	261,625
		$296,018

Real Estate --- 0.01%
2,000	FelCor Lodging Trust Inc ††	35,563
		$35,563

Telephone & Telecommunications --- 0.24%
1,070	Lucent Technologies Capital Trust 1	850,650
		$850,650

Utilities --- 0.01%
181	MDU Resources Group Inc	17,970
300	Xcel Energy Inc	20,700
		$38,670

TOTAL PREFERRED STOCK --- 1.65%		$5,934,573
(Cost $8,044,568)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

7,924,000	Federal Home Loan Bank	7,924,000
	0.01% April 1, 2010

TOTAL SHORT-TERM INVESTMENTS --- 2.20%		$7,924,000
(Cost $7,924,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

3,056,885	BNP Paribas Securities Corp	3,056,885
	Repurchase Agreement
	0.01% April 1, 2010
3,056,885	Bank of America LLC	3,056,885
	Repurchase Agreement
	0.02% April 1, 2010
3,059,885	Barclays Capital Inc	3,059,885
	Repurchase Agreement
	0.01% April 1, 2010
3,056,885	Household Bank Securities Inc	3,056,885
	Repurchase Agreement
	0.01% April 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 3.40%		$12,230,540
(Cost $12,230,540)

OTHER ASSETS & LIABILITIES --- (1.69%)		$(6,071,112)

TOTAL NET ASSETS --- 100%		$359,460,138
(Cost $349,467,991)

Legend

*	Security in default at March 31, 2010.
@	Security in bankruptcy at March 31, 2010.
†
The Maxim Loomis Sayles Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2010 were $37,083,506, $41,432,546 and 8.66%, respectively.

‡	A portion or all of the security is on loan at March 31, 2010.
§	Represents the current interest rate for variable rate security.
**	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
††	Non-income Producing Security
‡‡
The Maxim Loomis Sayles Bond Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material.  Aggregate cost, fair value and percent of net assets of these illiquid securities held at March 31, 2010 were $19,807,652, $19,142,827 and 5.33%, respectively.

~	Security has no market value at March 31, 2010.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.  The prices of the majority of Level 3 securities were obtained from single broker quotes.

As of March 31, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Bonds
Commercial mortgage-backed		-		452,818		-		452,818
Corporate		-		229,985,697		4,680,474		234,666,171
Foreign government		-		71,263,206		-		71,263,206
Obligations of US states and
their subdivisions		-		4,866,286		-		4,866,286
Other debt		-		21,699,916		-		21,699,916
Common Stock
Biotechnology		3,321,995		-		-		3,321,995
Containers		925,071		-		-		925,071
Electronic instruments &
equipment		1,044,433		-		-		1,044,433
Oil & gas		993,045		-		-		993,045
Unit investment trust		206,605		-		-		206,605
Preferred Stock
Agency		27,283		239,096		-		266,379
Banks		-		215,717		-		215,717
Electric companies		961,395		255,309		-		1,216,704
Financial services		-		1,758,066		-		1,758,066
Household goods		-		1,256,806		-		1,256,806
Oil & gas		-		296,018		-		296,018
Real estate		-		35,563		-		35,563
Telephone &
telecommunications		-		850,650		-		850,650
Utilities		20,700		17,970		-		38,670
Short-term Investments		12,230,540		7,924,000		-		20,154,540
Other Financial Instruments*		-		-		2,591		2,591
Total		$19,731,066		$341,117,119		$4,683,065		$365,531,250
*Other financial instruments consist of warrants. Warrants are reported at their market value as of March 31, 2010.

At March 31, 2010, the U.S. Federal income tax cost basis was $349,510,891.  The Maxim Loomis Sayles Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $27,357,514 and gross depreciation of securities in which there was an excess of tax cost over value of $11,337,155, resulting in net appreciation of $16,020,359.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 3.17%
94,900	Boeing Co	6,890,689
155,600	Honeywell International Inc	7,044,012
38,000	ITT Corp	2,037,180
47,900	Lockheed Martin Corp	3,986,238
		$19,958,119

Air Freight --- 1.08%
105,600	United Parcel Service Inc Class B	6,801,696
		$6,801,696

Automobiles --- 0.50%
111,800	Harley-Davidson Inc	3,138,226
		$3,138,226

Banks --- 5.57%
337,100	KeyCorp	2,612,525
198,400	Marshall & Ilsley Corp	1,597,120
306,500	Regions Financial Corp	2,406,025
196,100	SunTrust Banks Inc	5,253,519
391,400	US Bancorp	10,129,432
421,900	Wells Fargo & Co	13,129,528
		$35,128,149

Biotechnology --- 0.58%
61,200	Amgen Inc *	3,657,312
		$3,657,312

Broadcast/Media --- 3.98%
166,200	Cablevision Systems Corp NY Group	4,012,068
113,300	Comcast Corp Class A	2,132,306
294,233	Time Warner Inc	9,200,666
221,200	Walt Disney Co	7,722,092
197,100	WPP PLC	2,042,843
		$25,109,975

Building Materials --- 1.00%
296,300	Masco Corp	4,598,576
100,800	USG Corp * †	1,729,728
		$6,328,304

Chemicals --- 1.87%
154,900	EI du Pont de Nemours & Co	5,768,476
121,100	International Flavors & Fragrances Inc	5,772,837
3,500	Monsanto Co	249,970
		$11,791,283

Communications - Equipment --- 0.43%
103,600	Cisco Systems Inc *	2,696,708
		$2,696,708

Computer Hardware & Systems --- 0.53%
220,900	Dell Inc *	3,315,709
		$3,315,709

Computer Software & Services --- 2.45%
152,800	eBay Inc *	4,117,960
136,700	Electronic Arts Inc *	2,550,822
299,200	Microsoft Corp	8,757,584
		$15,426,366

Conglomerates --- 4.32%
127,600	3M Co	10,663,532
910,500	General Electric Co	16,571,100
		$27,234,632

Distributors --- 0.46%
68,050	Genuine Parts Co	2,874,432
		$2,874,432

Electric Companies --- 4.49%
237,900	Duke Energy Corp	3,882,528
58,900	Entergy Corp	4,791,515
146,700	Exelon Corp	6,426,927
51,010	FirstEnergy Corp	1,993,981
85,000	Pinnacle West Capital Corp	3,207,050
129,400	PPL Corp	3,585,674
112,500	Progress Energy Inc	4,428,000
		$28,315,675

Electronic Instruments & Equipment --- 0.67%
88,422	Cooper Industries PLC Class A	4,238,951
		$4,238,951

Electronics - Semiconductor --- 1.75%
181,700	Analog Devices Inc	5,236,594
151,200	Applied Materials Inc	2,038,176
169,200	Intel Corp	3,766,392
		$11,041,162

Engineering & Construction --- 0.69%
91,900	Vulcan Materials Co	4,341,356
		$4,341,356

Financial Services --- 8.22%
859,837	Bank of America Corp	15,348,090
208,900	Bank of New York Mellon Corp	6,450,832
481,405	JPMorgan Chase & Co	21,542,874
170,200	Legg Mason Inc	4,879,634
121,600	NYSE Euronext	3,600,576
		$51,822,006

Food & Beverages --- 3.13%
25,900	Campbell Soup Co	915,565
222,900	Hershey Co	9,542,349
146,100	Kraft Foods Inc Class A	4,418,064
68,000	McCormick & Co Inc	2,608,480
40,900	Wal-Mart Stores Inc	2,274,040
		$19,758,498

Foreign Banks --- 0.04%
165,550	Allied Irish Banks PLC	267,874
		$267,874

Gold, Metals & Mining --- 1.38%
160,400	Alcoa Inc	2,284,096
141,500	Nucor Corp	6,421,270
		$8,705,366

Homebuilding --- 0.20%
102,000	DR Horton Inc	1,285,200
		$1,285,200

Hotels/Motels --- 0.73%
145,149	Marriott International Inc Class A	4,575,097
		$4,575,097

Household Goods --- 3.43%
184,200	Fortune Brands Inc	8,935,542
100,900	Kimberly-Clark Corp	6,344,592
72,900	Whirlpool Corp	6,360,525
		$21,640,659

Independent Power Producer --- 0.70%
85,000	Constellation Energy Group Inc	2,984,350
69,900	NRG Energy Inc *	1,460,910
		$4,445,260

Insurance Related --- 3.76%
51,000	Chubb Corp	2,644,350
176,427	Lincoln National Corp	5,416,309
272,300	Marsh & McLennan Cos Inc	6,649,566
134,100	Progressive Corp	2,559,969
144,700	Sun Life Financial Inc	4,649,211
33,695	Travelers Cos Inc	1,817,508
		$23,736,913

Leisure & Entertainment --- 1.29%
41,550	Madison Square Garden Inc *	902,882
227,700	Mattel Inc	5,177,898
170,100	MGM Mirage * †	2,041,200
		$8,121,980

Machinery --- 2.81%
105,300	Deere & Co	6,261,138
34,000	Eaton Corp	2,576,180
161,500	Illinois Tool Works Inc	7,648,640
30,300	Pall Corp	1,226,847
		$17,712,805

Office Equipment & Supplies --- 0.65%
112,400	Avery Dennison Corp	4,092,484
		$4,092,484

Oil & Gas --- 12.84%
102,100	Anadarko Petroleum Corp	7,435,943
127,622	BP PLC sponsored ADR	7,283,388
204,144	Chevron Corp	15,480,239
58,800	ConocoPhillips	3,008,796
204,196	Exxon Mobil Corp	13,677,048
146,400	Murphy Oil Corp	8,226,216
195,700	Royal Dutch Shell PLC ADR	11,323,202
110,600	Schlumberger Ltd	7,018,676
127,500	Spectra Energy Corp	2,872,575
106,300	Sunoco Inc	3,158,173
62,500	Williams Cos Inc	1,443,750
		$80,928,006

Paper & Forest Products --- 2.11%
302,483	International Paper Co	7,444,107
138,400	MeadWestvaco Corp	3,536,120
51,000	Weyerhaeuser Co	2,308,770
		$13,288,997

Personal Loans --- 3.45%
323,300	American Express Co	13,339,358
104,800	Capital One Financial Corp	4,339,768
326,100	SLM Corp *	4,082,772
		$21,761,898

Pharmaceuticals --- 4.28%
207,600	Bristol-Myers Squibb Co	5,542,920
150,700	Eli Lilly & Co	5,458,354
88,500	Johnson & Johnson	5,770,200
190,600	Merck & Co Inc	7,118,910
178,988	Pfizer Inc	3,069,644
		$26,960,028

Printing & Publishing --- 1.56%
195,700	McGraw-Hill Cos Inc	6,976,705
255,100	New York Times Co Class A *	2,839,263
		$9,815,968

Retail --- 3.76%
165,400	Bed Bath & Beyond Inc *	7,237,904
331,800	Home Depot Inc	10,733,730
119,100	Macy's Inc	2,592,807
65,600	Tiffany & Co	3,115,344
		$23,679,785

Specialized Services --- 1.07%
103,800	Computer Sciences Corp *	5,656,062
63,000	H&R Block Inc	1,121,400
		$6,777,462

Telephone & Telecommunications --- 4.04%
444,570	AT&T Inc	11,487,689
816,400	Qwest Communications International Inc	4,261,608
384,300	Sprint Nextel Corp *	1,460,340
180,786	Verizon Communications Inc	5,607,982
1,146,300	Vodafone Group PLC	2,644,919
		$25,462,538

Utilities --- 2.54%
83,800	CenterPoint Energy Inc	1,203,368
352,900	NiSource Inc	5,575,820
85,000	PG&E Corp	3,605,700
75,500	TECO Energy Inc	1,199,695
207,600	Xcel Energy Inc	4,401,120
		$15,985,703

TOTAL COMMON STOCK --- 95.53%		$602,222,582
(Cost $586,594,810)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

27,245,000	Federal Home Loan Bank	27,245,000
	0.01% April 1, 2010

TOTAL SHORT-TERM INVESTMENTS --- 4.32%		$27,245,000
(Cost $27,245,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

969,074	BNP Paribas Securities Corp	969,074
	Repurchase Agreement
	0.01% April 1, 2010
969,074	Bank of America LLC	969,074
	Repurchase Agreement
	0.02% April 1, 2010
969,074	Barclays Capital Inc	969,074
	Repurchase Agreement
	0.01% April 1, 2010
969,074	Household Bank Securities Inc	969,074
	Repurchase Agreement
	0.01% April 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 0.61%		$3,876,296
(Cost $3,876,296)

OTHER ASSETS & LIABILITIES --- (0.46%)		$(2,927,736)

TOTAL NET ASSETS --- 100%		$630,416,142
(Cost $617,716,106)

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at March 31, 2010.
ADR	American Depository Receipt

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Common Stock
Aerospace & defense		19,958,119		-		-		19,958,119
Air freight		6,801,696		-		-		6,801,696
Automobiles		3,138,226		-		-		3,138,226
Banks		35,128,149		-		-		35,128,149
Biotechnology		3,657,312		-		-		3,657,312
Broadcast/media		25,109,975		-		-		25,109,975
Building materials		6,328,304		-		-		6,328,304
Chemicals		11,791,283		-		-		11,791,283
Communications - equipment		2,696,708		-		-		2,696,708
Computer hardware &
systems		3,315,709		-		-		3,315,709
Computer software &
services		15,426,366		-		-		15,426,366
Conglomerates		27,234,632		-		-		27,234,632
Distributors		2,874,432		-		-		2,874,432
Electric companies		28,315,675		-		-		28,315,675
Electronic instruments &
equipment		4,238,951		-		-		4,238,951
Electronics - semiconductor		11,041,162		-		-		11,041,162
Engineering & construction		4,341,356		-		-		4,341,356
Financial services		51,822,006		-		-		51,822,006
Food & beverages		19,758,498		-		-		19,758,498
Foreign banks		267,874		-		-		267,874
Gold, metals & mining		8,705,366		-		-		8,705,366
Homebuilding		1,285,200		-		-		1,285,200
Hotels/motels		4,575,097		-		-		4,575,097
Household goods		21,640,659		-		-		21,640,659
Independent power producer		4,445,260		-		-		4,445,260
Insurance related		23,736,913		-		-		23,736,913
Leisure & entertainment		8,121,980		-		-		8,121,980
Machinery		17,712,805		-		-		17,712,805
Office equipment & supplies		4,092,484		-		-		4,092,484
Oil & gas		80,928,006		-		-		80,928,006
Paper & forest products		13,288,997		-		-		13,288,997
Personal loans		21,761,898		-		-		21,761,898
Pharmaceuticals		26,960,028		-		-		26,960,028
Printing & publishing		9,815,968		-		-		9,815,968
Retail		23,679,785		-		-		23,679,785
Specialized services		6,777,462		-		-		6,777,462
Telephone &
telecommunications		25,462,538		-		-		25,462,538
Utilities		15,985,703		-		-		15,985,703
Short-term Investments		3,876,296		27,245,000		-		31,121,296
Total		$606,098,878		$27,245,000		$-		$633,343,878

At March 31, 2010, the U.S. Federal income tax cost basis was $628,744,740.  The Maxim T. Rowe Price Equity/Income Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $80,488,418 and gross depreciation of securities in which there was an excess of tax cost over value of $75,889,280, resulting in net appreciation of $4,599,138.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 1.92%
29,500	AAR Corp *	732,190
86,900	Hexcel Corp *	1,254,836
		$1,987,026

Air Freight --- 1.98%
40,400	Forward Air Corp	1,062,520
35,200	Hub Group Inc Class A *	984,896
		$2,047,416

Airlines --- 0.47%
24,900	UAL Corp * †	486,795
		$486,795

Auto Parts & Equipment --- 1.59%
4,000	Fuel Systems Solutions Inc * †	127,840
35,700	Gentex Corp	693,294
34,800	Tenneco Inc *	823,020
		$1,644,154

Banks --- 2.90%
56,600	First Midwest Bancorp Inc	766,930
94,800	FNB Corp	768,828
42,400	Pinnacle Financial Partners Inc *	640,664
47,000	Webster Financial Corp	822,030
		$2,998,452

Biotechnology --- 8.03%
7,400	Acorda Therapeutics Inc *	253,080
44,400	Alkermes Inc *	575,868
60,300	Allos Therapeutics Inc *	448,029
28,900	Cubist Pharmaceuticals Inc *	651,406
13,900	Dendreon Corp *	506,933
12,300	Dionex Corp *	919,794
59,700	Enzon Pharmaceuticals Inc * †	607,746
22,600	Human Genome Sciences Inc *	682,520
33,100	InterMune Inc *	1,475,267
33,200	Momenta Pharmaceuticals Inc *	497,004
9,400	Onyx Pharmaceuticals Inc *	284,632
40,700	PAREXEL International Corp *	948,717
30,900	Savient Pharmaceuticals Inc *	446,505
		$8,297,501

Chemicals --- 0.55%
55,000	PolyOne Corp *	563,200
		$563,200

Communications - Equipment --- 1.83%
30,800	Plantronics Inc	963,424
32,600	Riverbed Technology Inc *	925,840
		$1,889,264

Computer Software & Services --- 11.17%
14,600	ArcSight Inc *	410,990
83,500	Ariba Inc *	1,072,975
26,700	AsiaInfo Holdings Inc *	707,016
28,200	Bottomline Technologies Inc *	474,606
23,300	Concur Technologies Inc *	955,533
23,700	Constant Contact Inc * †	550,314
72,200	Double-Take Software Inc *	643,302
60,000	Informatica Corp *	1,611,600
17,700	JDA Software Group Inc *	492,414
18,900	MICROS Systems Inc *	621,432
43,100	NetSuite Inc * †	626,674
43,700	NIC Inc	343,919
25,600	SuccessFactors Inc *	487,424
25,000	Taleo Corp *	647,750
17,600	VistaPrint NV *	1,007,600
39,000	Websense Inc *	888,030
		$11,541,579

Containers --- 0.65%
33,000	Temple-Inland Inc	674,190
		$674,190

Cosmetics & Personal Care --- 0.72%
25,600	Nu Skin Enterprises Inc Class A	744,960
		$744,960

Distributors --- 0.97%
20,900	Applied Industrial Technologies Inc	519,365
35,200	Titan Machinery Inc *	481,888
		$1,001,253

Electronic Instruments & Equipment --- 1.98%
37,100	Belden Inc	1,018,766
16,600	II-VI Inc *	561,744
11,200	Tech Data Corp *	469,280
		$2,049,790

Electronics - Semiconductor --- 5.82%
33,700	Atheros Communications *	1,304,527
12,400	Cymer Inc *	462,520
32,500	MKS Instruments Inc *	636,675
36,300	Netlogic Microsystems Inc *	1,067,817
28,900	Novellus Systems Inc *	722,500
32,200	PMC-Sierra Inc *	287,224
98,000	Skyworks Solutions Inc *	1,528,800
		$6,010,063

Engineering & Construction --- 0.22%
12,700	Orion Marine Group Inc *	229,235
		$229,235

Financial Services --- 1.06%
19,900	Portfolio Recovery Associates Inc * †	1,091,913
		$1,091,913

Food & Beverages --- 1.21%
15,400	American Italian Pasta Co Class A *	598,598
15,000	J&J Snack Foods Corp	652,050
		$1,250,648

Gold, Metals & Mining --- 0.87%
18,700	Brush Engineered Materials Inc *	422,059
13,000	Carpenter Technology Corp	475,800
		$897,859

Health Care Related --- 6.08%
18,900	athenahealth Inc * †	690,984
15,700	Bio-Reference Laboratories Inc *	690,329
50,200	BioScrip Inc *	400,596
27,900	Catalyst Health Solutions Inc *	1,154,502
6,400	Computer Programs & Systems Inc	250,112
20,300	Emdeon Inc Class A * †	335,356
20,300	Genoptix Inc *	720,447
51,300	HealthSouth Corp *	959,310
7,600	MEDNAX Inc *	442,244
10,700	PSS World Medical Inc *	251,557
6,200	Quality Systems Inc †	380,928
		$6,276,365

Household Goods --- 1.43%
36,100	Tempur-Pedic International Inc * †	1,088,776
8,100	Tupperware Brands Corp	390,582
		$1,479,358

Investment Bank/Brokerage Firm --- 3.13%
358,500	E*TRADE Financial Corp *	591,525
64,000	MF Global Holdings Ltd *	516,480
36,300	Raymond James Financial Inc	970,662
14,600	Stifel Financial Corp *	784,750
32,300	SWS Group Inc	372,419
		$3,235,836

Leisure & Entertainment --- 0.25%
6,400	Bally Technologies Inc *	259,456
		$259,456

Machinery --- 6.55%
75,300	Actuant Corp Class A	1,472,115
23,700	Albany International Corp Class A	510,261
47,200	Barnes Group Inc	918,040
31,000	CIRCOR International Inc †	1,029,510
29,600	EnPro Industries Inc *	860,768
110,500	Mueller Water Products Inc Class A	528,190
25,300	Robbins & Myers Inc	602,646
28,300	Timken Co	849,283
		$6,770,813

Manufacturing --- 0.48%
64,800	SMART Modular Technologies WWH Inc *	499,608
		$499,608

Medical Products --- 5.26%
49,600	American Medical Systems Holdings Inc *	921,568
12,900	ICU Medical Inc *	444,405
28,600	Merit Medical Systems Inc *	436,150
24,600	Neogen Corp *	617,460
24,600	NuVasive Inc * †	1,111,920
15,100	Sirona Dental Systems Inc *	574,253
18,100	SonoSite Inc *	581,191
17,900	West Pharmaceutical Services Inc	750,905
		$5,437,852

Office Equipment & Supplies --- 0.71%
32,000	Sykes Enterprises Inc *	730,880
		$730,880

Oil & Gas --- 5.26%
22,900	Berry Petroleum Co Class A	644,864
51,500	Brigham Exploration Co *	821,425
13,100	CARBO Ceramics Inc	816,654
38,900	Clean Energy Fuels Corp * †	886,142
15,700	Dril-Quip Inc *	955,188
32,500	McMoRan Exploration Co *	475,475
9,100	Overseas Shipholding Group Inc †	356,993
17,900	World Fuel Services Corp	476,856
		$5,433,597

Paper & Forest Products --- 0.25%
5,500	Schweitzer-Mauduit International Inc	261,580
		$261,580

Personal Loans --- 1.12%
11,700	Cash America International Inc	461,916
33,900	EZCORP Inc Class A *	698,340
		$1,160,256

Pharmaceuticals --- 3.00%
21,100	Auxilium Pharmaceuticals Inc *	657,476
76,400	Cypress Bioscience Inc *	374,360
87,900	Questcor Pharmaceuticals Inc *	723,417
36,100	Salix Pharmaceuticals Ltd *	1,344,725
		$3,099,978

Pollution Control --- 0.78%
34,900	Tetra Tech Inc *	804,096
		$804,096

Printing & Publishing --- 0.93%
57,300	Cenveo Inc *	496,218
88,200	Innerworkings Inc *	458,640
		$954,858

Railroads --- 0.79%
22,400	Kansas City Southern *	810,208
		$810,208

Restaurants --- 1.98%
5,900	Buffalo Wild Wings Inc *	283,849
25,700	Burger King Holdings Inc	546,382
20,000	Papa John's International Inc *	514,200
15,800	PF Chang's China Bistro Inc * †	697,254
		$2,041,685

Retail --- 7.58%
18,800	Aaron's Inc	626,792
38,100	Asbury Automotive Group Inc *	506,730
41,300	Chicos FAS Inc	595,546
19,100	Citi Trends Inc *	619,604
31,300	Collective Brands Inc *	711,762
33,100	Dress Barn Inc *	865,896
16,700	DSW Inc * †	426,351
15,500	Group 1 Automotive Inc * †	493,830
14,500	hhgregg Inc * †	365,980
11,000	J Crew Group Inc *	504,900
13,700	Jo-Ann Stores Inc *	575,126
19,500	Kirkland's Inc *	409,500
19,700	Lumber Liquidators Holdings Inc *	525,399
15,400	NutriSystem Inc †	274,274
9,500	Rue21 Inc *	329,365
		$7,831,055

Savings & Loans --- 0.65%
42,600	Radian Group Inc †	666,264
		$666,264

Shoes --- 2.00%
7,000	Deckers Outdoor Corp *	966,000
22,500	Steven Madden Ltd *	1,098,000
		$2,064,000

Specialized Services --- 4.34%
69,300	CyberSource Corp *	1,222,452
41,200	Kelly Services Inc Class A *	686,392
17,000	ManTech International Corp Class A *	830,110
11,200	NCI Inc Class A *	338,576
44,400	RightNow Technologies Inc *	792,984
16,200	TNS Inc *	361,260
16,308	TrueBlue Inc *	252,774
		$4,484,548

Textiles --- 2.65%
21,500	Fossil Inc *	811,410
9,300	Phillips-Van Heusen Corp	533,448
15,000	True Religion Apparel Inc * †	455,400
19,700	Warnaco Group Inc *	939,887
		$2,740,145

TOTAL COMMON STOCK --- 99.16%		$102,447,736
(Cost $83,110,052)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

763,000	Federal Home Loan Bank	763,000
	0.01% April 1, 2010

TOTAL SHORT-TERM INVESTMENTS --- 0.74%		$763,000
(Cost $763,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

1,894,929	Household Bank Securities Inc	1,894,929
	Repurchases Agreement
	0.01% April 1, 2010
1,897,929	Barclays Capital Inc	1,897,928
	Repurchase Agreement
	0.01% April 1, 2010
1,894,929	Bank of America LLC	1,894,929
	Repurchase Agreement
	0.02% April 1, 2010
1,894,929	BNP Paribas Securities Corp	1,894,929
	Repurchase Agreement
	0.01% April 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 7.34%		$7,582,715
(Cost $7,582,715)

OTHER ASSETS & LIABILITIES --- (7.24%)		$(7,481,731)

TOTAL NET ASSETS --- 100%		$103,311,720
(Cost $91,455,766)

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at March 31, 2010.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Common Stock
Aerospace & defense		1,987,026		-		-		1,987,026
Air freight		2,047,416		-		-		2,047,416
Airlines		486,795		-		-		486,795
Auto parts & equipment		1,644,154		-		-		1,644,154
Banks		2,998,452		-		-		2,998,452
Biotechnology		8,297,501		-		-		8,297,501
Chemicals		563,200		-		-		563,200
Communications - equipment		1,889,264		-		-		1,889,264
Computer software &
services		11,541,579		-		-		11,541,579
Containers		674,190		-		-		674,190
Cosmetics & personal care		744,960		-		-		744,960
Distributors		1,001,253		-		-		1,001,253
Electronic instruments &
equipment		2,049,790		-		-		2,049,790
Electronics - semiconductor		6,010,063		-		-		6,010,063
Engineering & construction		229,235		-		-		229,235
Financial services		1,091,913		-		-		1,091,913
Food & beverages		1,250,648		-		-		1,250,648
Gold, metals & mining		897,859		-		-		897,859
Health care related		6,276,365		-		-		6,276,365
Household goods		1,479,358		-		-		1,479,358
Investment bank/brokerage
firm		3,235,836		-		-		3,235,836
Leisure & entertainment		259,456		-		-		259,456
Machinery		6,770,813		-		-		6,770,813
Manufacturing		499,608		-		-		499,608
Medical products		5,437,852		-		-		5,437,852
Office equipment & supplies		730,880		-		-		730,880
Oil & gas		5,433,597		-		-		5,433,597
Paper & forest products		261,580		-		-		261,580
Personal loans		1,160,256		-		-		1,160,256
Pharmaceuticals		3,099,978		-		-		3,099,978
Pollution control		804,096		-		-		804,096
Printing & publishing		954,858		-		-		954,858
Railroads		810,208		-		-		810,208
Restaurants		2,041,685		-		-		2,041,685
Retail		7,831,055		-		-		7,831,055
Savings & loans		666,264		-		-		666,264
Shoes		2,064,000		-		-		2,064,000
Specialized services		4,484,548		-		-		4,484,548
Textiles		2,740,145		-		-		2,740,145
Short-term Investments		7,582,715		763,000		-		8,345,715
Total		$110,030,451		$763,000		$-		$110,793,451

At March 31, 2010, the U.S. Federal income tax cost basis was $92,585,866.  The Maxim Small-Cap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $20,239,738 and gross depreciation of securities in which there was an excess of tax cost over value of $2,032,153, resulting in net appreciation of $18,207,585.

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 1.68%
180,602	BAE Systems PLC sponsored ADR *	4,052,709
		$4,052,709

Agriculture --- 0.10%
226,000	Chaoda Modern Agriculture Holdings Ltd	240,721
		$240,721

Air Freight --- 1.25%
105,322	TNT NV ADR	3,006,943
		$3,006,943

Auto Parts & Equipment --- 0.20%
3,644	Hyundai Mobis	483,097
		$483,097

Automobiles --- 4.20%
51,974	Bayerische Motoren Werke AG	2,399,405
257,523	Nissan Motor Co Ltd sponsored ADR *	4,429,395
536,428	Porsche Automobil Holding SE ADR *	3,288,304
		$10,117,104

Chemicals --- 4.04%
62,437	Agrium Inc	4,409,925
736,000	Sinofert Holdings Ltd	439,842
998,000	Sumitomo Chemical Co Ltd	4,878,447
		$9,728,214

Communications - Equipment --- 1.18%
272,226	Telefonaktiebolaget LM Ericsson sponsored ADR *	2,839,317
		$2,839,317

Conglomerates --- 1.05%
43,569	Barloworld Ltd ADR	288,863
61,282	Hutchison Whampoa Ltd ADR	2,236,793
		$2,525,656

Distributors --- 0.88%
40,357	Mitsubishi Corp sponsored ADR *	2,122,778
		$2,122,778

Electric Companies --- 0.96%
29,565	Cia Energetica de Minas Gerais sponsored ADR	491,962
53,700	Iberdrola SA sponsored ADR	1,817,745
		$2,309,707

Electronic Instruments & Equipment --- 3.68%
33,647	AU Optronics Corp sponsored ADR	381,220
148,320	FUJIFILM Holdings Corp ADR	5,094,792
59,400	Murata Manufacturing Co Ltd	3,373,773
		$8,849,785

Electronics - Semiconductor --- 0.26%
853	Samsung Electronics Co Ltd	616,690
		$616,690

Engineering & Construction --- 2.93%
61,318	Bouygues SA ‡	3,082,547
3,599	Daelim Industrial Co Ltd	238,565
248,718	Holcim Ltd ADR *	3,730,770
		$7,051,882

Food & Beverages --- 3.09%
70,871	Seven & I Holdings Co Ltd ADR	3,423,069
13,734	Tiger Brands Ltd - sponsored ADR *	348,844
121,451	Unilever NV NY Shrs	3,662,962
		$7,434,875

Foreign Banks --- 12.67%
206,370	Australia & New Zealand Banking Group Ltd sponsored ADR	4,775,402
25,966	Banco Santander Brasil SA ADR *	322,757
361,751	Banco Santander SA sponsored ADR *	4,800,436
81,100	Bangkok Bank PLC NVDR	329,817
306,000	China Construction Bank Corp	250,656
401,100	Credit Agricole SA ADR *	3,461,493
84,100	Grupo Financiero Banorte SAB de CV	373,030
24,513	HSBC Holdings PLC sponsored ADR	1,242,564
986,408	Mitsubishi UFJ Financial Group Inc ADR *	5,158,914
622,163	National Bank of Greece SA *	2,525,982
6,610	Shinhan Financial Group Co Ltd	259,680
233,312	Societe Generale sponsored ADR	2,932,732
35,901	Standard Bank Group Ltd	564,854
5,895	State Bank of India Ltd sponsored GDR	555,309
36,619	Toronto-Dominion Bank *	2,731,045
23,266	Turkiye Is Bankasi ‡	72,966
48,986	Turkiye Is Bankasi	159,440
		$30,517,077

Gold, Metals & Mining --- 4.65%
78,183	BHP Billiton Ltd sponsored ADR *	6,279,659
57,692	Ezz Steel ‡	221,401
1,094	POSCO	510,524
34,170	Salzgitter AG	3,172,025
14,300	Usinas Siderurgicas de Minas Gerais SA ‡	492,360
16,380	Vale SA sponsored ADR	527,272
		$11,203,241

Homebuilding --- 0.11%
9,079	Desarrolladora Homex SAB de CV ADR * ‡	256,754
		$256,754

Household Goods --- 0.31%
2,315	LG Electronics Inc	235,295
182,145	Steinhoff International Holdings Ltd	500,141
		$735,436

Independent Power Producer --- 0.87%
42,937	International Power PLC ADR *	2,088,026
		$2,088,026

Insurance Related --- 5.48%
92,358	Intact Financial Corp	4,074,792
116,097	Muenchener Rueckversicherungs AG ADR	1,878,449
283,937	Zurich Financial Services AG ADR	7,240,394
		$13,193,635

Machinery --- 1.76%
2,157	Hyundai Mipo Dockyard	296,446
470,919	MAN SE ADR	3,932,174
		$4,228,620

Office Equipment & Supplies --- 2.21%
115,259	Canon Inc sponsored ADR	5,326,118
		$5,326,118

Oil & Gas --- 12.28%
15,300	Banpu PCL	292,420
69,097	BP PLC sponsored ADR	3,943,366
50,238	Cenovus Energy Inc	1,316,738
2,590	CNOOC Ltd ADR *	427,557
20,332	Dragon Oil PLC ‡	149,255
79,871	EnCana Corp	2,478,397
88,517	Eni SpA sponsored ADR	4,154,103
17,489	OAO Gazprom sponsored ADR	408,543
7,013	OAO LUKOIL sponsored ADR	397,637
13,347	Petroleo Brasileiro SA ADR	593,808
25,400	PTT PLC	205,808
95,993	Repsol YPF SA sponsored ADR	2,282,714
105,283	Royal Dutch Shell PLC ADR	5,825,308
8,464	Sasol Ltd sponsored ADR *	349,309
84,208	Statoil ASA sponsored ADR *	1,964,573
82,223	Total SA sponsored ADR	4,770,578
		$29,560,114

Pharmaceuticals --- 6.37%
63,661	AstraZeneca PLC sponsored ADR *	2,846,920
106,625	GlaxoSmithKline PLC sponsored ADR	4,107,195
136,510	Sanofi-Aventis ADR	5,100,014
150,240	Takeda Pharmaceutical Co Ltd unsponsored ADR	3,290,256
		$15,344,385

Printing & Publishing --- 0.00%
1	Reed Elsevier PLC sponsored ADR	32
		$32

Railroads --- 1.11%
229,622	East Japan Railway Co unsponsored ADR	2,663,615
		$2,663,615

Real Estate --- 2.05%
202,973	Cheung Kong (Holdings) Ltd unsponsored ADR	2,583,847
914,000	Renhe Commercial Holdings Co Ltd	211,894
613,000	Soho China Ltd	347,387
8,885	Unibail-Rodamco SE REIT	1,800,089
		$4,943,217

Retail --- 3.13%
266,132	Esprit Holdings Ltd sponsored ADR	4,151,659
684	Lotte Shopping Co Ltd	198,287
56,172	Metro Inc	2,328,955
11,720	Yamada Denki Co Ltd	864,991
		$7,543,892

Telephone & Telecommunications --- 9.88%
10,382	America Movil SAB de CV ADR Series L	522,630
248,000	China Unicom Hong Kong Ltd	279,167
119,307	Nippon Telegraph & Telephone Corp ADR	2,507,833
256,697	Nokia OYJ sponsored ADR *	3,989,071
151,534	NTT DoCoMo Inc sponsored ADR *	2,303,317
55,109	Orascom Telecom Holding SAE GDR	282,158
8,205	PT Telekomunikasi Indonesia sponsored ADR	293,411
12,776	SK Telecom Co Ltd ADR	220,514
160,756	Swisscom AG sponsored ADR	5,849,911
235,228	Telstra Corp Ltd ADR *	3,234,385
184,580	Vodafone Group PLC sponsored ADR	4,298,868
		$23,781,265

Tobacco --- 2.73%
107,872	Imperial Tobacco Group PLC ADR	6,581,271
		$6,581,271

Transportation --- 1.23%
382,536	Nippon Yusen KK sponsored ADR	2,968,479
		$2,968,479

Utilities --- 2.54%
197,315	Centrica PLC sponsored ADR	3,514,180
53,532	National Grid PLC sponsored ADR	2,609,685
		$6,123,865

TOTAL COMMON STOCK --- 94.88%		$228,438,520
(Cost $217,734,117)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

8,806,000	Federal Home Loan Bank	8,806,000
	0.01% April 1, 2010

TOTAL SHORT-TERM INVESTMENTS --- 3.66%		$8,806,000
(Cost $8,806,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

7,244,054	Household Bank Securities Inc	7,244,054

	Repurchase Agreement
	0.01% April 1, 2010
7,244,054	Barclays Capital Inc	7,244,054
	Repurchase Agreement
	0.01% April 1, 2010
7,244,054	Bank of America LLC	7,244,054
	Repurchase Agreement
	0.02% April 1, 2010
7,246,054	BNP Paribas Securities Corp	7,246,054
	Repurchase Agreement
	0.01% April 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 12.03%		$28,978,216
(Cost $28,978,216)

OTHER ASSETS & LIABILITIES --- (10.57%)		$(25,456,328)

TOTAL NET ASSETS --- 100%		$240,766,408
(Cost $255,518,333)
Legend

*	A portion or all of the security is on loan at March 31, 2010.
ADR	American Depository Receipt
‡	Non-income Producing Security
GDR	Global Depository Receipt
REIT	Real Estate Investment Trust
NVDR	Non Voting Depository Receipt

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of American Depository Receipts (ADRs), futures contracts and exchange-traded funds.

Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Common Stock
Aerospace & defense		4,052,709		-		-		4,052,709
Agriculture		240,721		-		-		240,721
Air freight		-		3,006,943		-		3,006,943
Auto parts & equipment		483,097		-		-		483,097
Automobiles		2,399,405		7,717,699		-		10,117,104
Chemicals		9,728,214		-		-		9,728,214
Communications - equipment		2,839,317		-		-		2,839,317
Conglomerates		-		2,525,656		-		2,525,656
Distributors		-		2,122,778		-		2,122,778
Electric companies		491,962		1,817,745		-		2,309,707
Electronic instruments &
equipment		3,754,993		5,094,792		-		8,849,785
Electronics - semiconductor		616,690		-		-		616,690
Engineering & construction		3,321,112		3,730,770		-		7,051,882
Food & beverages		3,662,962		3,771,913		-		7,434,875
Foreign banks		22,280,182		8,236,895		-		30,517,077
Gold, metals & mining		11,203,241		-		-		11,203,241
Homebuilding		256,754		-		-		256,754
Household goods		735,436		-		-		735,436
Independent power producer		-		2,088,026		-		2,088,026
Insurance related		11,315,186		1,878,449		-		13,193,635
Machinery		296,446		3,932,174		-		4,228,620
Office equipment & supplies		5,326,118		-		-		5,326,118
Oil & gas		29,162,477		397,637		-		29,560,114
Pharmaceuticals		15,344,385		-		-		15,344,385
Printing & publishing		32		-		-		32
Railroads		-		2,663,615		-		2,663,615
Real estate		2,359,370		2,583,847		-		4,943,217
Retail		3,392,233		4,151,659		-		7,543,892
Telephone &
telecommunications		14,696,969		9,084,296		-		23,781,265
Tobacco		-		6,581,271		-		6,581,271
Transportation		-		2,968,479		-		2,968,479
Utilities		2,609,685		3,514,180		-		6,123,865
Short-term Investments		28,978,216		8,806,000		-		37,784,216
Total		$179,547,912		$86,674,824		$-		$266,222,736

At March 31, 2010, the U.S. Federal income tax cost basis was $256,805,131.  The Maxim Invesco ADR Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $26,667,919 and gross depreciation of securities in which there was an excess of tax cost over value of $17,250,314, resulting in net appreciation of $9,417,605.

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

See Summary of Investments by Country following the Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
MARCH 31, 2010
UNAUDITED

		% of Portfolio
Country	Values ($)	Investment
Australia	14,289,446	5.36%
Bermuda	439,842	0.16%
Brazil	2,428,159	0.92%
Canada	17,339,852	6.51%
Cayman Islands	347,387	0.13%
China	4,402,315	1.65%
Egypt	503,559	0.19%
Finland	3,989,071	1.50%
France	21,147,453	7.94%
Germany	14,670,357	5.52%
Hong Kong	5,979,979	2.24%
India	555,309	0.21%
Indonesia	293,411	0.11%
Ireland	149,255	0.06%
Italy	4,154,103	1.56%
Japan	43,976,382	16.53%
Mexico	1,152,414	0.44%
Netherlands	6,669,905	2.51%
Norway	1,964,573	0.74%
Russia	806,180	0.30%
South Africa	2,052,011	0.77%
South Korea	3,059,098	1.14%
Spain	8,900,895	3.34%
Sweden	2,839,317	1.07%
Switzerland	16,821,075	6.32%
Taiwan	381,220	0.14%
Thailand	828,045	0.31%
Turkey	232,406	0.09%
United Kingdom	41,110,124	15.44%
United States	44,739,593	16.80%
	266,222,736	100.00%

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense --- 1.09%
250,000	Boeing Co	270,636
	5.00% March 15, 2014
250,000	ITT Corp	265,502
	4.90% May 1, 2014
		$536,138

Agency - Pass Through --- 15.48%
172,219	Fannie Mae	199,611
	8.00% October 1, 2030
372,680	Fannie Mae	386,686
	5.00% September 1, 2033
84,245	Fannie Mae *	86,626
	2.58% March 1, 2034
722,713	Fannie Mae	773,426
	6.00% October 1, 2035
424,929	Freddie Mac *	439,744
	4.90% July 1, 2035
468,092	Freddie Mac *	496,922
	5.99% October 1, 2036
894,299	Freddie Mac	961,944
	6.00% August 1, 2037
361,887	Freddie Mac	394,463
	6.50% July 1, 2036
923,064	Freddie Mac	958,696
	4.50% September 1, 2024
617,454	Freddie Mac	661,493
	5.50% July 1, 2023
901,896	Freddie Mac	936,711
	4.50% August 1, 2024
887,829	Freddie Mac	917,865
	5.00% April 1, 2039
401,662	Freddie Mac	415,291
	5.00% February 1, 2039
		$7,629,478

Agency Asset Backed --- 0.97%
57,048	Fannie Mae *	54,428
	Series 2004-T9 Class A1
	0.39% April 25, 2035
408,856	Fannie Mae	426,150
	Series 2003-T4 Class 2A6
	4.76% July 26, 2033
		$480,578

Agency Mortgage Backed --- 7.20%
434,888	Fannie Mae *	433,231
	Series 2004-90 Class F
	0.50% November 25, 2034
191,129	Freddie Mac *	190,449
	Series 3,032 Class FP
	0.53% August 15, 2035
460,076	Freddie Mac	471,710
	Series R001 Class AE
	4.38% April 15, 2015
827,089	Freddie Mac *	818,263
	Series 2,637 Class FA
	0.63% June 15, 2018
1,489,201	US Department of Veterans Affairs	1,635,329
	Series 1996-3 Class 1Z
	6.75% September 15, 2026
		$3,548,982

Banks --- 1.01%
250,000	US Bancorp	249,232
	2.13% February 15, 2013
250,000	Wells Fargo & Co	248,048
	3.63% April 15, 2015
		$497,280

Broadcast/Media --- 2.69%
250,000	Comcast Corp	273,938
	5.85% November 15, 2015
250,000	News America Holdings Inc	293,758
	9.25% February 1, 2013
500,000	Time Warner Cable Inc	500,423
	3.50% February 1, 2015
250,000	Viacom Inc	258,298
	4.38% September 15, 2014
		$1,326,417

Chemicals --- 1.12%
250,000	Chevron Phillips Chemical Co LLC †	281,640
	7.00% June 15, 2014
250,000	Potash Corp of Saskatchewan Inc	270,275
	5.25% May 15, 2014
		$551,915

Commercial Mortgage Backed --- 14.48%
805,000	Bear Stearns Commercial Mortgage Securities Inc	818,169
	Series 2004-PWR5 Class A3
	4.57% July 11, 2042
160,000	Bear Stearns Commercial Mortgage Securities Inc	166,949
	Series 2003-T10 Class A2
	4.74% March 13, 2040
13,728	Bear Stearns Commercial Mortgage Securities Inc	13,715
	Series 1998-C1 Class A2
	6.44% June 16, 2030
100,000	Bear Stearns Commercial Mortgage Securities Inc *	103,888
	Series 2004-PW Class A3
	5.47% June 11, 2041
250,000	GMAC Commercial Mortgage Securities Inc	255,230
	Series 2003-C3 Class A3
	4.65% April 10, 2040
500,000	Greenwich Capital Commercial Funding Corp	527,809
	Series 2003-C Class A4
	4.92% January 5, 2036
50,000	JP Morgan Chase Commercial Mortgage Securities Corp	51,040
	Series 2004-CBX Class A5
	4.65% January 12, 2037
250,000	JP Morgan Chase Commercial Mortgage Securities Corp	252,750
	Series 2005-LDP2 Class A4
	4.74% July 15, 2042
244,000	JP Morgan Chase Commercial Mortgage Securities Corp	247,858
	Series 2004-CBX Class A4
	4.53% January 12, 2037
250,000	JP Morgan Chase Commercial Mortgage Securities Corp	255,088
	Series 2004-CB8 Class A3
	4.01% January 12, 2039
319,506	JP Morgan Chase Commercial Mortgage Securities Corp †	315,929
	Series 2004-CB8 Class A1A
	4.16% January 12, 2039
14,638	JP Morgan Commercial Mortgage Finance Corp *	14,694
	Series 2000-C10 Class A2
	7.37% August 15, 2032
122,634	Morgan Stanley Capital I	125,937
	Series 2006-T23 Class A1
	5.68% April 12, 2011
500,000	Morgan Stanley Capital I *	512,874
	Series 2006-T21 Class A4
	5.16% October 12, 2052
250,000	Morgan Stanley Dean Witter Capital I Inc	259,567
	Series 2003-9 Class A2
	4.74% November 13, 2036
500,000	Morgan Stanley Dean Witter Capital I Inc	520,163
	Series 2003-HQ2 Class A2
	4.92% March 12, 2035
488,566	Morgan Stanley Dean Witter Capital I Inc	509,209
	Series 2001-TOP3 Class A4
	6.39% July 15, 2033
1,974,995	Salomon Brothers Mortgage Securities VII	2,036,327
	Series 2001-C1 Class A3
	6.43% December 18, 2035
150,000	Wachovia Bank Commercial Mortgage Trust *	153,051
	Series 2003-C6 Class A3
	4.96% August 15, 2035
		$7,140,247

Computer Hardware & Systems --- 0.57%
250,000	Hewlett-Packard Co	281,539
	6.13% March 1, 2014
		$281,539

Computer Software & Services --- 1.04%
250,000	Microsoft Corp	253,813
	2.95% June 1, 2014
250,000	Oracle Corp	260,888
	3.75% July 8, 2014
		$514,701

Cosmetics & Personal Care --- 1.15%
250,000	Avon Products Inc	274,119
	5.63% March 1, 2014
250,000	Estee Lauder Co Inc	290,605
	7.75% November 1, 2013
		$564,724

Electric Companies --- 1.11%
250,000	PECO Energy Co	269,099
	5.00% October 1, 2014
250,000	Westar Energy Inc	275,843
	6.00% July 1, 2014
		$544,942

Financial Services --- 4.18%
250,000	Bank of America Corp	252,085
	4.50% April 1, 2015
250,000	Citigroup Inc	255,439
	5.13% May 5, 2014
250,000	Citigroup Inc	267,076
	6.38% August 12, 2014
250,000	CME Group Inc	274,454
	5.75% February 15, 2014
250,000	CME Group Index Services LLC †	245,054
	4.40% March 15, 2018
250,000	International Lease Finance Corp	249,998
	4.88% September 1, 2010
250,000	JPMorgan Chase Bank NA	268,954
	5.88% June 13, 2016
250,000	NASDAQ OMX Group Inc	248,806
	4.00% January 15, 2015
		$2,061,866

Food & Beverages --- 3.40%
250,000	Anheuser-Busch InBev Worldwide Inc †	252,329
	3.63% April 15, 2015
250,000	Anheuser-Busch InBev Worldwide Inc †	286,407
	7.20% January 15, 2014
250,000	Bottling Group LLC	289,427
	6.95% March 15, 2014
250,000	Coca-Cola Enterprises Inc	292,106
	7.38% March 3, 2014
250,000	Kraft Foods Inc	281,119
	6.75% February 19, 2014
250,000	SABMiller PLC †	274,007
	6.50% July 1, 2016
		$1,675,395

Foreign Banks --- 1.56%
250,000	Bank of Nova Scotia	251,644
	3.40% January 22, 2015
250,000	Bank of Nova Scotia	252,306
	2.25% January 22, 2013
250,000	Barclays Bank PLC	266,960
	5.20% July 10, 2014
		$770,910

Health Care Related --- 1.09%
250,000	Express Scripts	266,564
	5.25% June 15, 2012
250,000	Roche Holdings Inc †	270,032
	5.00% March 1, 2014
		$536,596

Household Goods --- 0.54%
250,000	Procter & Gamble Co	268,608
	4.60% January 15, 2014
		$268,608

Insurance Related --- 3.13%
250,000	Berkshire Hathaway Inc	252,134
	3.20% February 11, 2015
500,000	First American Corp	483,384
	5.70% August 1, 2014
250,000	MetLife Inc	280,163
	6.75% June 1, 2016
250,000	Principal Life Income Funding Trust	269,774
	5.30% December 14, 2012
250,000	Prudential Financial Inc	257,317
	4.75% September 17, 2015
		$1,542,772

Investment Bank/Brokerage Firm --- 3.77%
250,000	Charles Schwab Corp	266,557
	4.95% June 1, 2014
250,000	Goldman Sachs Group Inc	258,899
	3.63% August 1, 2012
250,000	Goldman Sachs Group Inc	263,705
	5.13% January 15, 2015
250,000	Lehman Brothers Holdings Inc ‡ ^	58,125
	4.50% July 26, 2010
250,000	Morgan Stanley	270,034
	6.00% May 13, 2014
250,000	Morgan Stanley	259,661
	5.38% October 15, 2015
250,000	Nomura Holdings Inc	255,554
	5.00% March 4, 2015
215,000	Xstrata Finance Canada Ltd †	224,320
	5.80% November 15, 2016
		$1,856,855

Leisure & Entertainment --- 0.56%
250,000	Hasbro Inc	274,297
	6.13% May 15, 2014
		$274,297

Medical Products --- 1.09%
250,000	Beckman Coulter Inc	272,158
	6.00% June 1, 2015
250,000	CareFusion Corp	265,318
	5.13% August 1, 2014
		$537,476

Office Equipment & Supplies --- 0.54%
250,000	Xerox Corp	268,137
	5.65% May 15, 2013
		$268,137

Oil & Gas --- 4.47%
250,000	ConocoPhillips	268,831
	4.75% February 1, 2014
250,000	Gulfstream Natural Gas System LLC †	280,868
	6.95% June 1, 2016
250,000	Hess Corp	285,389
	7.00% February 15, 2014
250,000	Husky Energy Inc	272,070
	5.90% June 15, 2014
228,813	Kern River Funding Corp †	230,073
	4.89% April 30, 2018
250,000	Marathon Oil Corp	280,294
	6.50% February 15, 2014
250,000	Smith International Inc	297,857
	8.63% March 15, 2014
250,000	Sunoco Logistics Partners Operations LP	289,921
	8.75% February 15, 2014
		$2,205,303

Other Asset-Backed --- 15.94%
1,000,000	ACE Securities Corp †	664,928
	Series 2007-D1 Class A2
	6.34% February 25, 2038
200,000	Chase Issuance Trust	214,872
	Series 2008-A4 Class A4
	4.65% March 15, 2015
500,000	CNH Equipment Trust	506,309
	Series 2009-C Class A4
	3.00% August 15, 2015
500,000	Discover Card Master Trust	521,540
	Series 2008-A Class A3
	5.10% October 15, 2013
236,883	Equity One ABS Inc	233,077
	Series 2004-1 Class AF6
	4.21% April 25, 2034
1,374,488	GMAC Mortgage Corp Loan Trust ~	705,284
	Series 2,007 Class A3
	6.19% December 25, 2037
500,000	Harley-Davidson Motorcycle Trust	530,182
	Series 2009-1 Class A4
	4.55% January 15, 2017
360,000	Hertz Vehicle Financing LLC †	375,724
	Series 2009-2A Class A2
	5.29% March 25, 2016
250,000	Honda Auto Receivables Owner Trust	258,873
	Series 2009-3 Class A4
	3.30% September 15, 2015
250,000	Household Home Equity Loan Trust	249,492
	Series 2006-4 Class A3F
	5.30% March 20, 2036
197,489	Household Home Equity Loan Trust	197,773
	Series 2006-3 Class A2F
	5.66% March 20, 2036
299,737	John Deere Owner Trust	300,285
	Series 2006-A Class A4
	5.39% June 15, 2013
20,000	John Deere Owner Trust	20,330
	Series 2009-A Class A3
	2.59% October 15, 2013
250,000	John Deere Owner Trust	262,321
	Series 2009-A Class A
	3.96% May 15, 2016
500,000	MBNA Credit Card Master Note Trust	507,276
	Series 2005-A6 Class A6
	4.50% January 15, 2013
449,435	Residential Funding Mortgage Securities II Inc *	297,817
	Series 2007-HSA3 Class AI3
	6.03% May 25, 2037
250,000	Residential Funding Mortgage Securities II Inc	184,010
	Series 2006-HI2 Class A3
	5.79% February 25, 2036
730,000	Residential Funding Mortgage Securities II Inc	559,591
	Series 2006-HI5 Class A3
	5.50% August 25, 2025
500,000	Volkswagen Auto Lease Trust	522,869
	Series 2009-A Class A4
	4.59% March 15, 2014
500,000	Wells Fargo Home Equity Trust *	492,401
	Series 2004-2 Class AI5
	4.89% May 25, 2034
250,000	World Omni Auto Receivables Trust	250,332
	Series WOART 2010-A Class A4
	2.21% September 15, 2013
		$7,855,286

Personal Loans --- 2.58%
250,000	American Express Co	283,317
	7.25% May 20, 2014
250,000	American Express Credit Corp	280,603
	7.30% August 20, 2013
170,000	American Express Credit Corp	179,149
	5.30% December 2, 2015
250,000	American General Finance Corp	249,897
	4.88% May 15, 2010
250,000	American Honda Finance Corp †	278,585
	6.70% October 1, 2013
		$1,271,551

Pharmaceuticals --- 0.54%
250,000	Eli Lilly & Co	265,043
	4.20% March 6, 2014
		$265,043

Pollution Control --- 0.57%
250,000	Waste Management Inc	279,761
	6.38% March 11, 2015
		$279,761

Printing & Publishing --- 0.56%
250,000	Thomson Reuters Corp	276,293
	5.95% July 15, 2013
		$276,293

Railroads --- 0.58%
250,000	Burlington Northern Santa Fe LLC	285,899
	7.00% February 1, 2014
		$285,899

Real Estate --- 2.52%
250,000	Brandywine Operating Partnership LP	251,122
	5.40% November 1, 2014
250,000	Camden Property Trust	249,037
	5.00% June 15, 2015
250,000	Duke Realty LP	253,161
	5.40% August 15, 2014
217,000	Liberty Property LP	230,835
	6.38% August 15, 2012
250,000	Simon Property Group LP	256,757
	5.10% June 15, 2015
		$1,240,912

Retail --- 0.59%
267,805	CVS Caremark Corp †	288,975
	7.77% January 10, 2012
		$288,975

Specialized Services --- 0.32%
155,000	Equifax Inc	159,493
	4.45% December 1, 2014
		$159,493

Telephone & Telecommunications --- 0.55%
250,000	Cellco Partnership	273,210
	5.55% February 1, 2014
		$273,210

Transportation --- 0.57%
250,000	Ryder System Inc	281,344
	7.20% September 1, 2015
		$281,344

U.S. Governments --- 1.01%
500,000	United States of America	496,565
	2.38% February 28, 2015
		$496,565

Whole Loan --- 0.36%
30,078	Cendant Mortgage Corp	30,256
	Series 2003-9 Class 1A6
	5.25% November 25, 2033
155,924	Countrywide Home Loans *	147,194
	Series 2003-15 Class 1A1
	0.75% June 25, 2018
		$177,450

TOTAL BONDS --- 98.93%		$48,766,938
(Cost $48,260,703)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

Joint Repurchase Agreements

375,000	Undivided interest of 3.47% in a repurchase agreement (Principal Amount/Value $10,805,000 with a maturity value of $10,805,015) with Bank of America, 0.05%, dated 3/31/10, to be repurchased at $375,001 on 04/01/10.	375,000

TOTAL SHORT-TERM INVESTMENTS --- 0.76%		$375,000
(Cost $375,000)

OTHER ASSETS & LIABILITIES --- 0.31%		$150,642

TOTAL NET ASSETS --- 100%		$49,292,580
(Cost $48,635,703)

Legend

*	Represents the current interest rate for variable rate security.
†
The Maxim Short Duration Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2010 were $4,399,004, $4,268,871 and 8.66%, respectively.

‡	Security in default at March 31, 2010.
^	Security in bankruptcy at March 31, 2010.
~
The Maxim Short Duration Bond Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material.  Aggregate cost, fair value and percent of net assets of these illiquid securities held at March 31, 2010 were $1,377,533, $705,284 and 1.43%, respectively.

 The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.  The prices of the majority of Level 3 securities were obtained from single broker quotes.

As of March 31, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Bonds
Commercial mortgage-backed		-		7,140,247		-		7,140,247
Corporate		251,644		21,186,708		-		21,438,352
Foreign government		-		-		-		-
Obligations of US states and
their subdivisions		-		-		-		-
Residential mortgage-backed		-		11,355,910		-		11,355,910
U.S. government		-		496,565		-		496,565
Other debt		-		8,335,864		-		8,335,864
Short-term Investments		-		375,000		-		375,000
Total		$251,644		$48,890,294		$-		$49,141,938

At March 31, 2010, the U.S. Federal income tax cost basis was $48,546,186.  The Maxim Short Duration Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,978,826 and gross depreciation of securities in which there was an excess of tax cost over value of $1,383,074, resulting in net appreciation of $595,752.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 2.09%
16,000	Alliant Techsystems Inc *	1,300,800
32,000	Goodrich Corp	2,256,640
64,000	Rockwell Collins Inc	4,005,760
		$7,563,200

Air Freight --- 0.45%
107,000	UTI Worldwide Inc	1,639,240
		$1,639,240

Airlines --- 0.31%
85,000	Southwest Airlines Co	1,123,700
		$1,123,700

Auto Parts & Equipment --- 0.53%
64,000	WABCO Holdings Inc	1,914,880
		$1,914,880

Banks --- 3.43%
171,000	Fifth Third Bancorp	2,323,890
288,000	KeyCorp	2,232,000
22,000	M&T Bank Corp	1,746,360
288,000	Marshall & Ilsley Corp	2,318,400
65,000	SunTrust Banks Inc	1,741,350
129,000	TCF Financial Corp	2,056,260
		$12,418,260

Biotechnology --- 8.07%
26,000	Alexion Pharmaceuticals Inc *	1,413,620
53,000	BioMarin Pharmaceutical Inc *	1,238,610
62,000	Cephalon Inc *	4,202,360
49,000	Covance Inc *	3,008,110
103,000	Human Genome Sciences Inc *	3,110,600
70,000	Illumina Inc *	2,723,000
19,000	Millipore Corp *	2,006,400
21,000	OSI Pharmaceuticals Inc *	1,250,550
126,000	QIAGEN NV *	2,896,740
42,000	Regeneron Pharmaceuticals Inc *	1,112,580
48,000	Theravance Inc *	639,360
62,000	Vertex Pharmaceuticals Inc *	2,533,940
46,000	Waters Corp *	3,106,840
		$29,242,710

Broadcast/Media --- 3.54%
112,000	Cablevision Systems Corp NY Group	2,703,680
59,000	Discovery Communications Inc Class A *	1,993,610
78,000	Discovery Communications Inc Class C *	2,293,980
119,000	Lamar Advertising Co Class A *	4,087,650
32,000	Liberty Media Corp - Starz *	1,749,760
		$12,828,680

Communications - Equipment --- 2.67%
353,000	JDS Uniphase Corp *	4,423,090
171,000	Juniper Networks Inc *	5,246,280
		$9,669,370

Computer Software & Services --- 7.09%
71,000	Akamai Technologies Inc *	2,230,110
43,000	Autodesk Inc *	1,265,060
135,000	Electronic Arts Inc *	2,519,100
41,000	FactSet Research Systems Inc	3,008,170
80,000	McAfee Inc *	3,210,400
74,000	MICROS Systems Inc *	2,433,120
118,000	Nuance Communications Inc *	1,963,520
116,000	Red Hat Inc *	3,395,320
74,000	Rovi Corp *	2,747,620
13,500	Salesforce.com Inc *	1,005,075
73,000	VeriSign Inc *	1,898,730
		$25,676,225

Conglomerates --- 2.04%
209,000	McDermott International Inc *	5,626,280
84,000	Textron Inc	1,783,320
		$7,409,600

Distributors --- 1.62%
83,000	Fastenal Co	3,983,170
37,000	MSC Industrial Direct Co Inc Class A	1,876,640
		$5,859,810

Electronic Instruments & Equipment --- 4.81%
23,000	A123 Systems Inc *	316,020
119,000	AMETEK Inc	4,933,740
69,000	Dolby Laboratories Inc *	4,048,230
5,000	First Solar Inc *	613,250
85,000	FLIR Systems Inc *	2,397,000
73,000	Roper Industries Inc	4,222,320
53,000	SunPower Corp Class B *	887,220
		$17,417,780

Electronics - Semiconductor --- 6.93%
146,000	Altera Corp	3,549,260
37,000	Cree Inc *	2,598,140
116,000	Intersil Holding Corp Class A	1,712,160
128,000	Marvell Technology Group Ltd *	2,608,640
150,000	MEMC Electronic Materials Inc *	2,299,500
98,000	Microchip Technology Inc	2,759,680
128,000	National Semiconductor Corp	1,849,600
132,000	PMC-Sierra Inc *	1,177,440
27,000	Silicon Laboratories Inc *	1,287,090
62,000	Varian Semiconductor Equipment Associates Inc *	2,053,440
126,000	Xilinx Inc	3,213,000
		$25,107,950

Engineering & Construction --- 1.19%
53,000	Foster Wheeler AG *	1,438,420
150,000	Quanta Services Inc *	2,874,000
		$4,312,420

Financial Services --- 3.35%
85,000	Eaton Vance Corp	2,850,900
77,000	Interactive Brokers Group Inc Class A *	1,243,550
22,000	IntercontinentalExchange Inc *	2,467,960
136,000	Janus Capital Group Inc	1,943,440
101,000	MSCI Inc Class A *	3,646,100
		$12,151,950

Food & Beverages --- 1.16%
116,000	Whole Foods Market Inc *	4,193,400
		$4,193,400

Gold, Metals & Mining --- 1.63%
65,000	Agnico-Eagle Mines Ltd	3,618,550
8,000	Agnico-Eagle Mines Ltd (when issued) *	445,360
68,500	Franco-Nevada Corp	1,837,862
		$5,901,772

Health Care Related --- 1.73%
13,000	Cerner Corp *	1,105,780
62,000	Henry Schein Inc *	3,651,800
32,000	Humana Inc *	1,496,640
		$6,254,220

Hotels/Motels --- 2.38%
47,000	Choice Hotels International Inc	1,636,070
58,000	Gaylord Entertainment Co *	1,698,820
168,000	Marriott International Inc Class A	5,295,360
		$8,630,250

Independent Power Producer --- 1.05%
320,000	Calpine Corp *	3,804,800
		$3,804,800

Insurance Related --- 2.18%
75,000	Aon Corp	3,203,250
85,000	Principal Financial Group Inc	2,482,850
85,000	WR Berkley Corp	2,217,650
		$7,903,750

Investment Bank/Brokerage Firm --- 1.21%
288,000	E*TRADE Financial Corp *	475,200
55,000	Raymond James Financial Inc	1,470,700
128,000	TD Ameritrade Holding Corp *	2,439,680
		$4,385,580

Leisure & Entertainment --- 0.77%
28,000	Madison Square Garden Inc *	608,440
29,000	Wynn Resorts Ltd *	2,199,070
		$2,807,510

Machinery --- 2.43%
21,000	Danaher Corp	1,678,110
53,000	Gardner Denver Inc	2,334,120
53,000	Harsco Corp	1,692,820
94,000	IDEX Corp	3,111,400
		$8,816,450

Manufacturing --- 0.71%
89,000	Trimble Navigation Ltd *	2,556,080
		$2,556,080

Medical Products --- 4.49%
139,000	CareFusion Corp *	3,673,770
40,000	CR Bard Inc	3,464,800
68,000	DENTSPLY International Inc	2,369,800
42,000	Edwards Lifesciences Corp *	4,152,960
21,000	IDEXX Laboratories Inc *	1,208,550
4,000	Intuitive Surgical Inc *	1,392,520
		$16,262,400

Miscellaneous --- 1.13%
60,400	IHS Inc Class A *	3,229,588
31,000	Verisk Analytics Inc Class A *	874,200
		$4,103,788

Oil & Gas --- 7.42%
53,000	Atlas Energy Inc	1,649,360
41,000	Cameron International Corp *	1,757,260
85,000	CNX Gas Corp *	3,234,250
100,000	CONSOL Energy Inc	4,266,000
62,000	FMC Technologies Inc *	4,007,060
31,000	Murphy Oil Corp	1,741,890
41,000	Peabody Energy Corp	1,873,700
61,000	Range Resources Corp	2,859,070
41,000	Smith International Inc	1,755,620
64,000	Trican Well Service Ltd *	828,002
62,000	Ultra Petroleum Corp *	2,891,060
		$26,863,272

Pharmaceuticals --- 2.08%
150,000	Elan Corp PLC sponsored ADR *	1,137,000
57,000	Perrigo Co	3,347,040
71,000	Valeant Pharmaceuticals International *	3,046,610
		$7,530,650

Pollution Control --- 0.29%
19,000	Stericycle Inc *	1,035,500
		$1,035,500

Real Estate --- 0.27%
30,000	St Joe Co *	970,500
		$970,500

Restaurants --- 2.45%
40,000	Chipotle Mexican Grill Inc *	4,506,800
17,000	Panera Bread Co Class A *	1,300,330
64,000	Starbucks Corp *	1,553,280
47,000	Tim Hortons Inc	1,531,730
		$8,892,140

Retail --- 5.66%
75,000	Bed Bath & Beyond Inc *	3,282,000
151,000	CarMax Inc *	3,793,120
64,000	Dollar General Corp *	1,616,000
214,000	Expedia Inc	5,341,440
67,000	O'Reilly Automotive Inc *	2,794,570
86,000	Shoppers Drug Mart Corp *	3,695,210
		$20,522,340

Specialized Services --- 5.09%
35,000	Education Management Corp *	766,500
62,000	Fiserv Inc *	3,147,120
100,000	Global Payments Inc	4,555,000
43,000	Manpower Inc	2,456,160
119,000	Robert Half International Inc	3,621,170
229,000	Western Union Co	3,883,840
		$18,429,790

Telephone & Telecommunications --- 1.28%
84,000	American Tower Corp Class A *	3,579,240
64,000	Leap Wireless International Inc *	1,047,040
		$4,626,280

Textiles --- 0.72%
66,000	Coach Inc	2,608,320
		$2,608,320

Transportation --- 0.71%
257,000	Hertz Global Holdings Inc *	2,567,430
		$2,567,430

TOTAL COMMON STOCK --- 94.96%		$344,001,997
(Cost $263,954,788)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

1,450,000	Freddie Mac	1,450,000
	0.09% April 1, 2010
17,239,000	Federal Home Loan Bank	17,239,000
	0.01% April 1, 2010

TOTAL SHORT-TERM INVESTMENTS --- 5.16%		$18,689,000
(Cost $18,689,000)

OTHER ASSETS & LIABILITIES --- (0.12%)		$(439,093)

TOTAL NET ASSETS --- 100%		$362,251,904
(Cost $282,643,788)

Legend

*	Non-income Producing Security
ADR	American Depository Receipt

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Common Stock
Aerospace & defense		7,563,200		-		-		7,563,200
Air freight		1,639,240		-		-		1,639,240
Airlines		1,123,700		-		-		1,123,700
Auto parts & equipment		1,914,880		-		-		1,914,880
Banks		12,418,260		-		-		12,418,260
Biotechnology		29,242,710		-		-		29,242,710
Broadcast/media		12,828,680		-		-		12,828,680
Communications - equipment		9,669,370		-		-		9,669,370
Computer software &
services		25,676,225		-		-		25,676,225
Conglomerates		7,409,600		-		-		7,409,600
Distributors		5,859,810		-		-		5,859,810
Electronic instruments &
equipment		17,417,780		-		-		17,417,780
Electronics - semiconductor		25,107,950		-		-		25,107,950
Engineering & construction		4,312,420		-		-		4,312,420
Financial services		12,151,950		-		-		12,151,950
Food & beverages		4,193,400		-		-		4,193,400
Gold, metals & mining		5,901,772		-		-		5,901,772
Health care related		6,254,220		-		-		6,254,220
Hotels/motels		8,630,250		-		-		8,630,250
Independent power producer		3,804,800		-		-		3,804,800
Insurance related		7,903,750		-		-		7,903,750
Investment bank/brokerage
firm		4,385,580		-		-		4,385,580
Leisure & entertainment		2,807,510		-		-		2,807,510
Machinery		8,816,450		-		-		8,816,450
Manufacturing		2,556,080		-		-		2,556,080
Medical products		16,262,400		-		-		16,262,400
Miscellaneous		4,103,788		-		-		4,103,788
Oil & gas		26,863,272		-		-		26,863,272
Pharmaceuticals		7,530,650		-		-		7,530,650
Pollution control		1,035,500		-		-		1,035,500
Real estate		970,500		-		-		970,500
Restaurants		8,892,140		-		-		8,892,140
Retail		20,522,340		-		-		20,522,340
Specialized services		18,429,790		-		-		18,429,790
Telephone &
telecommunications		4,626,280		-		-		4,626,280
Textiles		2,608,320		-		-		2,608,320
Transportation		2,567,430		-		-		2,567,430
Short-term Investments		-		18,689,000		-		18,689,000
Total		$344,001,997		$18,689,000		$-		$362,690,997

At March 31, 2010, the U.S. Federal income tax cost basis was $287,690,457.  The Maxim T. Rowe Price MidCap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $81,236,538 and gross depreciation of securities in which there was an excess of tax cost over value of $6,235,998, resulting in net appreciation of $75,000,540.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

BONDS

Par Value ($)		Value ($)

Foreign Banks --- 3.88%
6,500,000	KfW Bankengruppe	1,119,852
NOK	4.66% January 5, 2012
3,880,000	KfW Bankengruppe	2,859,582
NZD	6.38% February 17, 2015
31,651,000	Landwirtschaftliche Rentenbank	2,693,385
MXP	8.50% February 22, 2016
		$6,672,819

Foreign Governments --- 68.66%
3,401,250	Government of Argentina *	3,056,590
	0.39% August 3, 2012
780,000	Government of Australia	725,592
AUD	6.00% May 1, 2010
6,955,000	Government of Australia	6,461,830
AUD	6.00% June 14, 2011
1,450,000	Government of Australia	1,296,396
AUD	5.50% March 1, 2017
1,945,000	Government of Australia	1,806,497
AUD	6.00% August 14, 2013
3,810,000	Government of Australia	3,547,467
AUD	5.75% April 15, 2012
3,260,000	Government of Australia	3,031,431
AUD	6.00% May 1, 2012
1,070,000	Government of Australia †	803,276
NZD	7.13% September 18, 2017
600,000	Government of Belgium	882,301
EUR	4.25% September 28, 2014
182,000	Government of Brazil	1,022,297
BRL	10.00% January 1, 2012
100,000	Government of Brazil	1,067,434
BRL	6.00% May 15, 2045
284,000	Government of Brazil	3,061,572
BRL	6.00% May 15, 2015
140,000	Government of Brazil	726,042
BRL	10.00% January 1, 2017
920,000	Government of Brazil	4,969,837
BRL	10.00% January 1, 2014
3,550,000	Government of France	5,206,103
EUR	4.25% October 25, 2017
1,100,000	Government of Hungary	1,376,151
EUR	3.88% February 24, 2020
765,000	Government of Hungary	813,781
	6.25% January 29, 2020
900,000	Government of Hungary	1,305,522
EUR	5.75% June 11, 2018
10,000,000,000	Government of Indonesia	1,268,032
IDR	11.50% September 15, 2019
3,510,000,000	Government of Indonesia	482,290
IDR	12.90% June 15, 2022
2,400,000,000	Government of Indonesia	306,341
IDR	12.00% September 15, 2026
25,300,000,000	Government of Indonesia	3,116,321
IDR	11.00% November 15, 2020
23,750,000,000	Government of Indonesia	2,878,960
IDR	10.75% May 15, 2016
815,000	Government of Iraq	656,075
	5.80% January 15, 2028
11,700,000	Government of Israel	3,526,066
ILS	7.00% April 29, 2011
159,000,000	Government of Korea	145,331
KRW	5.25% September 10, 2012
5,622,830,000	Government of Korea	5,117,262
KRW	5.50% June 10, 2011
1,640,000	Government of Korea	1,918,718
	7.13% April 16, 2019
371,000,000	Government of Korea	335,035
KRW	4.75% March 10, 2012
128,720,000	Government of Korea	117,905
KRW	5.25% March 10, 2013
498,700,000	Government of Korea	443,650
KRW	4.00% June 10, 2012
11,840,000,000	Government of Korea	10,700,710
KRW	4.75% December 10, 2011
780,000	Government of Malaysia	240,538
MYR	3.64% August 25, 2010
2,350,000	Government of Malaysia	729,682
MYR	3.76% April 28, 2011
4,360,000	Government of Malaysia	1,337,436
MYR	3.87% April 13, 2010
37,400,000	Government of Mexico	3,562,510
MXP	10.00% December 5, 2024
19,400,000	Government of Mexico	1,638,615
MXP	8.00% December 17, 2015
3,505,000	Government of Netherlands	5,237,996
EUR	4.50% July 15, 2017
9,280,000	Government of Peru	3,950,867
PEN	8.60% August 12, 2017
2,600,000	Government of Poland	2,856,880
	6.38% July 15, 2019
18,305,000	Government of Poland ‡	5,920,353
PLN	5.02% January 25, 2012
6,190,000	Government of Poland	2,176,418
PLN	4.75% April 25, 2012
4,563,200	Government of Russia	5,259,544
	7.50% March 31, 2030
850,000	Government of South Africa	860,625
	5.50% March 9, 2020
55,770,000	Government of Sweden	8,063,811
SEK	5.25% March 15, 2011
510,000	Government of Venezuela	497,823
	10.75% September 19, 2013
2,000,000	Government of Venezuela	1,990,000
	5.38% August 7, 2010
1,505,000	Government of Vietnam †	1,535,100
	6.75% January 29, 2020
		$118,031,013

Supranationals --- 5.96%
950,000	Corporacion Andina de Fomento	1,116,020
	8.13% June 4, 2019
6,700,000	European Investment Bank	1,188,129
NOK	5.38% July 16, 2012
4,340,000	European Investment Bank	3,217,268
NZD	6.50% September 10, 2014
42,000,000	Inter-American Development Bank	3,022,675
MXP	7.50% December 5, 2024
1,300,000	Inter-American Development Bank	927,414
NZD	6.00% December 15, 2017
1,000,000	International Bank for Reconstruction & Development	770,674
NZD	7.50% July 30, 2014
		$10,242,180

U.S. Municipal --- 3.89%
15,000	Alabama State University Revenue	16,256
	5.75% September 1, 2039
15,000	Alabama State University Revenue	15,604
	5.00% September 1, 2029
175,000	Bay Area Toll Authority California Toll Bridge	184,350
	5.50% April 1, 2043
140,000	Bexar County Texas Revenue	143,318
	5.25% August 15, 2047
65,000	City of Detroit MI	62,194
	4.50% November 1, 2023
500,000	Florida State Board of Education	530,795
	5.00% July 1, 2021
500,000	Florida State Board of Education	542,420
	5.00% July 1, 2020
550,000	Florida State Board of Education	581,119
	5.00% July 1, 2022
650,000	Illinois Finance Authority	667,713
	5.00% January 1, 2020
215,000	Illinois Municipal Electric Agency	218,711
	5.00% February 1, 2035
715,000	JEA Florida Water & Sewer System	695,902
	4.75% October 1, 2040
215,000	Minneapolis Minnesota Health Care System	239,551
	6.50% November 15, 2038
150,000	North Carolina Eastern Municipal Power Agency	162,776
	5.25% January 1, 2019
50,000	Philadelphia Pennsylvania	51,883
	5.00% August 1, 2024
120,000	State of California	110,677
	5.00% April 1, 2038
285,000	State of California	281,520
	5.25% March 1, 2030
90,000	State of California	80,224
	4.50% August 1, 2028
275,000	State of California	261,187
	5.13% April 1, 2033
240,000	State of California	239,287
	5.50% March 1, 2040
175,000	State of California	178,773
	6.20% March 1, 2019
275,000	State of California	281,691
	7.95% March 1, 2036
705,000	State of California	734,025
	7.63% March 1, 2040
195,000	State of California	202,049
	6.65% March 1, 2022
180,000	Tarrant County Texas Cultural Education Facilities Finance Corp	198,025
	6.25% July 1, 2028
		$6,680,050

TOTAL BONDS --- 82.39%		$141,626,062
(Cost $126,906,633)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

8,440,000	Federal Home Loan Bank	8,440,000
	0.01% April 1, 2010
850,000	Government of Egypt	144,790
EGP	10.20% November 23, 2010
3,625,000	Government of Egypt	614,954
EGP	10.23% December 7, 2010
1,500,000	Government of Egypt	254,942
EGP	10.25% November 30, 2010
400,000	Government of Egypt	69,809
EGP	9.76% August 31, 2010
425,000	Government of Egypt	70,333
EGP	10.19% March 8, 2011
6,400,000	Government of Egypt	1,053,140
EGP	10.17% March 29, 2011
925,000	Government of Egypt	162,664
EGP	9.68% August 3, 2010
1,925,000	Government of Egypt	336,688
EGP	10.17% August 17, 2010
275,000	Government of Egypt	48,071
EGP	9.82% August 24, 2010
1,075,000	Government of Egypt	181,618
EGP	10.34% December 21, 2010
1,950,000	Government of Egypt	334,016
EGP	10.19% November 2, 2010
275,000	Government of Egypt	47,516
EGP	10.00% October 5, 2010
14,375,000	Government of Egypt	2,391,640
EGP	10.65% February 8, 2011
6,465,000	Government of Israel	1,718,519
ILS	2.34% January 5, 2011
1,950,000	Government of Israel	521,249
ILS	2.36% October 6, 2010
195,000	Government of Israel	51,809
ILS	2.00% March 2, 2011
390,000	Government of Israel	103,818
ILS	1.96% February 2, 2011

TOTAL SHORT-TERM INVESTMENTS --- 9.63%		$16,545,576
(Cost $16,532,627)

OTHER ASSETS & LIABILITIES --- 7.98%		$13,723,673

TOTAL NET ASSETS --- 100%		$171,895,311
(Cost $143,439,260)

Legend

†
The Maxim Global Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2010 were $2,276,115, $2,338,376 and 1.36%, respectively.

*           Represents the current interest rate for variable rate security.
‡           For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

Currency Abbreviation

AUD	-	Australian Dollar
BRL	-	Brazilian Real
EGP	-	Egypt Pound
EUR	-	Euro Dollar
IDR	-	Indonesian Rupiah
ILS	-	Israel New Shekel
KRW	-	South Korean Won
MXP	-	Mexican Peso
MYR	-	Malaysia Ringgit
NOK	-	Norway Krone
NZD	-	New Zealand Dollar
PEN	-	Peru Nuevo Sol
PLN	-	Polish Zloty
SEK	-	Swedish Krona

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Bonds
Commercial mortgage-backed		-		-		-		-
Corporate		-		6,672,819		-		6,672,819
Foreign government		-		118,031,013		-		118,031,013
Obligations of US states and
their subdivisions		-		6,680,050		-		6,680,050
Other debt		-		10,242,180		-		10,242,180
Short-term Investments		-		16,545,576		-		16,545,576
Other Financial Instruments*		-		4,676,485		-		4,676,485
Total		$-		$162,848,123		$-		$162,848,123

*Other financial instruments consist of forward foreign currency contracts. Forward foreign currency contracts are reported at their unrealized appreciation/depreciation as of March 31, 2010.

As of March 31, 2010, the Maxim Global Bond Portfolio held the following forward foreign currency contracts:

					Net
	Quantity of				Unrealized
Currency	Currency		Quantity of	Settlement	Appreciation
Purchased	Purchased	Currency Sold	Currency Sold	Date	(Depreciation)

Australian Dollar	912,000	Japanese Yen	67,490,128	February 2011	$45,548
Brazilian Real	1,889,000	Japanese Yen	89,951,627	August 2010	1,572
Brazilian Real	1,461,000	Japanese Yen	67,894,550	September 2010	18,637
Brazilian Real	1,463,000	Japanese Yen	66,682,443	January 2011	(9,886)
Chilean Peso	232,660,000	U.S. Dollar	440,644	April 2010	(9,447)
Chilean Peso	889,809,000	U.S. Dollar	1,574,583	May 2010	124,078
Chilean Peso	39,240,000	U.S. Dollar	69,636	June 2010	5,294
Chilean Peso	1,001,790,000	U.S. Dollar	1,967,582	January 2011	(48,400)
Chilean Peso	2,934,530,000	U.S. Dollar	5,572,785	February 2011	50,395
Chilean Peso	1,258,810,000	U.S. Dollar	2,430,807	March 2011	(18,197)
Chilean Peso	119,850,000	U.S. Dollar	228,286	April 2011	1,466
Chinese Renminbi	13,218,780	Euro	1,337,954	October 2010	212,485
Chinese Renminbi	2,158,000	Euro	216,847	December 2010	38,665
Chinese Renminbi	3,282,000	U.S. Dollar	497,386	October 2010	(9,942)
Chinese Renminbi	11,951,010	U.S. Dollar	1,798,705	December 2010	(17,388)
Chinese Renminbi	9,189,000	U.S. Dollar	1,383,781	February 2011	(9,546)
Israeli Shekel	4,474,800	U.S. Dollar	1,177,405	August 2010	31,150
Israeli Shekel	969,533	U.S. Dollar	258,353	March 2011	2,410
Indian Rupee	111,424,000	U.S. Dollar	2,158,771	April 2010	321,361
Indian Rupee	105,948,009	U.S. Dollar	3,073,501	June 2010	182,173
Indian Rupee	35,678,000	U.S. Dollar	716,407	July 2010	74,609
Indian Rupee	93,586,000	U.S. Dollar	1,973,465	October 2010	88,794
Indian Rupee	74,400,000	U.S. Dollar	1,587,156	February 2011	45,953
Malaysian Ringgit	2,220,463	U.S. Dollar	617,085	April 2010	63,073
Malaysian Ringgit	4,135,000	U.S. Dollar	1,165,281	June 2010	97,893
Malaysian Ringgit	29,308,177	U.S. Dollar	8,300,784	July 2010	642,981
Malaysian Ringgit	1,300,000	U.S. Dollar	371,641	August 2010	24,939
Malaysian Ringgit	2,083,735	U.S. Dollar	607,301	October 2010	26,896
Malaysian Ringgit	2,850,000	U.S. Dollar	843,670	November 2010	22,895
Malaysian Ringgit	5,137,515	U.S. Dollar	1,500,589	December 2010	60,109
Malaysian Ringgit	1,455,572	U.S. Dollar	429,246	January 2011	12,712
Malaysian Ringgit	3,439,284	U.S. Dollar	996,889	February 2011	46,278
Norwegian Krone	10,330,000	Euro	1,177,175	August 2010	108,159
Norwegian Krone	5,165,000	Euro	587,793	September 2010	58,652
Norwegian Krone	14,581,000	Euro	1,724,542	October 2010	55,089
Norwegian Krone	6,076,000	Euro	710,618	November 2010	33,174
Norwegian Krone	1,970,000	Euro	228,406	December 2010	13,598
Norwegian Krone	28,833,200	Euro	3,464,204	February 2011	10,250
Philippine Peso	246,051,000	U.S. Dollar	5,173,656	October 2010	186,619
Philippine Peso	65,780,000	U.S. Dollar	1,412,030	January 2011	11,557
Philippine Peso	95,100,000	U.S. Dollar	1,995,992	February 2011	59,288
Polish Zloty	12,790,000	Euro	2,996,930	September 2010	255,240
South Korean Won	937,000,000	Japanese Yen	70,832,018	February 2011	46,532
South Korean Won	9,272,549,000	U.S. Dollar	7,930,000	February 2011	163,924
Swedish Krona	9,747,000	Euro	877,699	June 2010	163,065
Swedish Krona	13,000,000	Euro	1,278,634	September 2010	68,034
Swedish Krona	50,522,868	Euro	4,862,082	December 2010	443,026
U.S. Dollar	2,457,578	Euro	1,670,927	September 2010	200,169
U.S. Dollar	1,251,019	Euro	847,000	October 2010	106,708
U.S. Dollar	1,225,655	Euro	834,000	November 2010	98,899
U.S. Dollar	17,626,174	Euro	12,505,547	January 2011	729,667
U.S. Dollar	9,669,320	Euro	7,066,000	February 2011	136,033
U.S. Dollar	1,753,713	Euro	1,281,000	March 2011	22,872
U.S. Dollar	5,774,258	Japanese Yen	542,628,000	August 2010	(34,534)
U.S. Dollar	4,634,547	Japanese Yen	423,821,000	September 2010	96,670
U.S. Dollar	7,934,118	Japanese Yen	706,642,458	November 2010	359,843
U.S. Dollar	780,826	Japanese Yen	67,625,000	December 2010	55,819
U.S. Dollar	4,959,450	Japanese Yen	448,020,000	January 2011	151,903
U.S. Dollar	2,291,278	Japanese Yen	205,069,000	February 2011	89,674
U.S. Dollar	2,548,927	Japanese Yen	228,106,410	March 2011	99,165
U.S. Dollar	2,742,373	New Zealand Dollar	3,918,462	June 2010	(28,255)
U.S. Dollar	1,185,575	New Zealand Dollar	1,842,385	July 2010	(111,602)
U.S. Dollar	13,457,817	New Zealand Dollar	20,664,027	August 2010	(1,080,425)
U.S. Dollar	507,996	New Zealand Dollar	742,825	January 2011	(6,705)
U.S. Dollar	182,522	New Zealand Dollar	271,246	February 2011	(5,186)

Net Appreciation					$4,676,482

At March 31, 2010, the U.S. Federal income tax cost basis was $143,066,021.  The Maxim Global Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $17,854,160 and gross depreciation of securities in which there was an excess of tax cost over value of $2,748,543, resulting in net appreciation of $15,105,617.

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

See Summary of Investments by Country following the Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
MARCH 31, 2010
UNAUDITED

		% of Portfolio
Country	Values ($)	Investment
Argentina	3,056,590	1.93%
Australia	17,672,489	11.18%
Belgium	882,301	0.56%
Brazil	10,847,182	6.86%
Egypt	5,710,099	3.60%
European Community	9,054,051	5.73%
France	5,206,103	3.29%
Germany	6,672,819	4.22%
Global	1,188,129	0.75%
Hungary	3,495,454	2.21%
Indonesia	8,051,944	5.08%
Iraq	656,075	0.41%
Israel	5,921,461	3.75%
Malaysia	2,307,656	1.46%
Mexico	5,201,125	3.29%
Netherlands	5,237,996	3.31%
Peru	3,950,867	2.50%
Poland	10,953,651	6.93%
Russia	5,259,544	3.33%
South Africa	860,625	0.54%
South Korea	18,778,693	11.87%
Sweden	8,063,811	5.10%
United States	15,120,050	9.56%
Venezuela	2,487,823	1.57%
Vietnam	1,535,100	0.97%
	158,171,638	100.00%

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares			Value ($)

EQUITY MUTUAL FUNDS

43,536		Maxim Invesco ADR Portfolio	$537,231
157,644		Maxim Janus Large Cap Growth Portfolio	1,805,022
19,019		Maxim Loomis Sayles Small-Cap Value Portfolio	331,699
53,003		Maxim MFS International Growth Portfolio	539,044
72,128		Maxim MFS International Value Portfolio	538,077
81,158		Maxim MidCap Value Portfolio	710,944
35,228		Maxim Small-Cap Value Portfolio	329,377
85,135		Maxim T. Rowe Price Equity/Income Portfolio	1,174,861
11,106		Maxim T. Rowe Price MidCap Growth Portfolio	179,805
82,890		Putnam Equity Income Fund	1,173,716
64,360		Putnam Mid Cap Value Fund	711,179

TOTAL EQUITY MUTUAL FUNDS --- 30.03%			8,030,955
(Cost $6,197,004)

BOND MUTUAL FUNDS

262,976		Maxim Federated Bond Portfolio	2,727,060
220,728		Maxim Global Bond Portfolio	2,101,332
178,936		Maxim Putnam High Yield Bond Portfolio	1,410,012
183,675		Maxim Short Duration Bond Portfolio	1,867,973
260,248		Maxim U.S. Government Mortgage Securities Portfolio	3,190,636
243,664		Putnam High Yield Advantage Fund	1,408,376

TOTAL BOND MUTUAL FUNDS --- 47.50%			12,705,389
(Cost $11,859,331)

FIXED INTEREST CONTRACT

Interest			Value ($)

5,118,591	*	Great-West Life & Annuity Contract	$6,008,902

TOTAL FIXED INTEREST CONTRACT --- 22.47%
(Cost $5,851,526)

TOTAL --- 100.00%			$26,745,246
(Cost $23,907,861)

OTHER ASSETS AND LIABILITIES --- 0.00%			$(914)

TOTAL NET ASSETS --- 100%			$26,744,332
(Cost $23,907,861)

* Represents the dollar value of the individual interest in the Contract acquired at the date of acquisition.
			(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares			Value ($)

EQUITY MUTUAL FUNDS

112,887		Maxim INVESCO ADR Portfolio	$1,393,020
303,223		Maxim Janus Large Cap Growth Portfolio	3,471,898
73,270		Maxim Loomis Sayles Small-Cap Value Portfolio	1,277,820
137,435		Maxim MFS International Growth Portfolio	1,397,713
187,032		Maxim MFS International Value Portfolio	1,395,259
127,906		Maxim MidCap Value Portfolio	1,120,455
135,710		Maxim Small-Cap Value Portfolio	1,268,891
147,735		Maxim T. Rowe Price Equity/Income Portfolio	2,038,744
81,784		Maxim T. Rowe Price MidCap Growth Portfolio	1,324,084
143,563		Putnam Equity Income Fund	2,032,858
101,455		Putnam Mid Cap Value Fund	1,121,074

TOTAL EQUITY MUTUAL FUNDS --- 45.02%			17,841,816
(Cost $13,849,830)

BOND MUTUAL FUNDS

313,639		Maxim Federated Bond Portfolio	3,252,433
295,381		Maxim Global Bond Portfolio	2,812,027
189,367		Maxim Putnam High Yield Bond Portfolio	1,492,208
48,599		Maxim Short Duration Bond Portfolio	494,257
281,185		Maxim U.S. Government Mortgage Securities Portfolio	3,447,334
257,870		Putnam High Yield Advantage Fund	1,490,491

TOTAL BOND MUTUAL FUNDS --- 32.77%			12,988,750
(Cost $12,149,323)

FIXED INTEREST CONTRACT

Interest			Value ($)

7,499,743	*	Great-West Life & Annuity Contract	$8,804,224

TOTAL FIXED INTEREST CONTRACT --- 22.21%
(Cost $8,543,777)

TOTAL --- 100.00%			$39,634,790
(Costs $34,542,930)

OTHER ASSETS AND LIABILITIES --- 0.00%			$(1,350)

TOTAL NET ASSETS --- 100%			$39,633,440
(Costs $34,542,930)

* Represents the dollar value of the individual interest in the Contract acquired at the date of acquisition.

			(Concluded)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares			Value ($)

EQUITY MUTUAL FUNDS

725,104		Maxim INVESCO ADR Portfolio	$8,947,786
1,660,925		Maxim Janus Large Cap Growth Portfolio	19,017,588
319,229		Maxim Loomis Sayles Small-Cap Value Portfolio	5,567,360
884,506		Maxim MFS International Growth Portfolio	8,995,425
1,203,656		Maxim MFS International Value Portfolio	8,979,273
810,410		Maxim MidCap Value Portfolio	7,099,190
158,935		Maxim Small-Cap Growth Portfolio	2,569,976
591,269		Maxim Small-Cap Value Portfolio	5,528,367
815,614		Maxim T. Rowe Price Equity/Income Portfolio	11,255,478
454,787		Maxim T. Rowe Price MidCap Growth Portfolio	7,362,998
794,101		Putnam Equity Income Fund	11,244,465
643,531		Putnam Mid Cap Value Fund	7,111,014

TOTAL EQUITY MUTUAL FUNDS --- 60.03%			103,678,920
(Cost $78,832,766)

BOND MUTUAL FUNDS

1,200,781		Maxim Federated Bond Portfolio	12,452,103
1,103,196		Maxim Global Bond Portfolio	10,502,430
440,059		Maxim Putnam High Yield Bond Portfolio	3,467,663
1,015,026		Maxim U.S. Government Mortgage Securities Portfolio	12,444,216
599,244		Putnam High Yield Advantage Fund	3,463,632

TOTAL BOND MUTUAL FUNDS --- 24.50%			42,330,044
(Cost $39,859,614)

FIXED INTEREST CONTRACT

Interest			Value ($)

22,763,497	*	Great-West Life & Annuity Contract	$26,722,905

TOTAL FIXED INTEREST CONTRACT --- 15.47%
(Cost $25,925,270)

TOTAL --- 100.00%			$172,731,869
(Cost $144,617,650)

OTHER ASSETS AND LIABILITIES --- 0.00%			$(5,904)

TOTAL NET ASSETS --- 100%			$172,725,965
(Cost $144,617,650)

* Represents the dollar value of the individual interest in the Contract acquired at the date of acquisition.

			(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares			Value ($)

EQUITY MUTUAL FUNDS

647,746		Maxim Invesco ADR Portfolio	$7,993,191
1,316,437		Maxim Janus Large Cap Growth Portfolio	15,073,198
232,338		Maxim Loomis Sayles Small-Cap Value Portfolio	4,051,976
789,908		Maxim MFS International Growth Portfolio	8,033,364
1,073,158		Maxim MFS International Value Portfolio	8,005,758
1,029,451		Maxim MidCap Value Portfolio	9,017,987
321,318		Maxim Small-Cap Growth Portfolio	5,195,706
431,709		Maxim Small-Cap Value Portfolio	4,036,480
761,040		Maxim T. Rowe Price Equity/Income Portfolio	10,502,350
338,300		Maxim T. Rowe Price MidCap Growth Portfolio	5,477,076
740,968		Putnam Equity Income Fund	10,492,108
818,269		Putnam Mid Cap Value Fund	9,041,872

TOTAL EQUITY MUTUAL FUNDS --- 74.00%			96,921,066
(Cost $75,071,747)

BOND MUTUAL FUNDS

627,828		Maxim Federated Bond Portfolio	6,510,579
696,973		Maxim Global Bond Portfolio	6,635,184
333,621		Maxim Putnam High Yield Bond Portfolio	2,628,931
530,706		Maxim U.S. Government Mortgage Securities Portfolio	6,506,453
454,305		Putnam High Yield Advantage Fund	2,625,883

TOTAL BOND MUTUAL FUNDS --- 19.01%			24,907,030
(Cost $22,996,813)

FIXED INTEREST CONTRACT

Interest			Value ($)

7,793,766	*	Great-West Life & Annuity Contract	$9,149,389

TOTAL FIXED INTEREST CONTRACT --- 6.99%
(Cost $9,048,473)

TOTAL INVESTMENTS --- 100.00%			$130,977,485
(Cost $107,117,033)

OTHER ASSETS AND LIABILITIES --- 0.00%			$(4,476)

TOTAL NET ASSETS --- 100%			$130,973,009
(Cost $107,117,033)

* Represents the dollar value of the individual interest in the Contract acquired at the date of acquisition.

			(Continued)

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

442,223	Maxim Invesco ADR Portfolio	$5,457,026
740,728	Maxim Janus Large Cap Growth Portfolio	8,481,335
205,236	Maxim Loomis Sayles Small-Cap Value Portfolio	3,579,315
539,018	Maxim MFS International Growth Portfolio	5,481,810
733,506	Maxim MFS International Value Portfolio	5,471,958
683,102	Maxim MidCap Value Portfolio	5,983,976
192,514	Maxim Small-Cap Growth Portfolio	3,112,956
380,132	Maxim Small-Cap Value Portfolio	3,554,231
398,976	Maxim T. Rowe Price Equity/Income Portfolio	5,505,870
285,418	Maxim T. Rowe Price MidCap Growth Portfolio	4,620,925
388,452	Putnam Equity Income Fund	5,500,485
543,754	Putnam Mid Cap Value Fund	6,008,485

TOTAL EQUITY MUTUAL FUNDS --- 100.00%		$62,758,372
(Cost $53,928,360)

OTHER ASSETS AND LIABILITIES --- 0.00%		$(2,144)

TOTAL NET ASSETS ---100%		$62,756,228
(Cost $53,928,360)

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.  Investments in the Great West Life & Annuity Contract (the Contract) are valued at the amount of deposits plus interest, less withdrawals, determined on a daily basis.  The investment in the Contract is a guaranteed account invested in the general account of Great West Life & Annuity (GWL&A).  The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%.  The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2010 were as follows:

	Cost For
	Income			Net
	Tax	Gross	Gross	Unrealized
	Purposes	Appreciation	Depreciation	Depreciation

Aggressive Profile I Portfolio	$93,156,475	$-	$(30,398,104)	$(30,398,104)
Conservative Profile I Portfolio	32,941,990	167,398	(6,364,141)	(6,196,743)
Moderate Profile I Portfolio	212,966,007	880,252	(41,114,390)	(40,234,138)
Moderately Aggressive Profile I Portfolio	184,831,033	100,826	(53,954,374)	(53,853,548)
Moderately Conservative Profile I Portfolio	49,477,322	260,447	(10,102,979)	(9,842,532)

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2010, the inputs used to value the Portfolio’s investments were as follows:

Maxim Aggressive Profile I Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$62,758,372	$0	$0	$62,758,372

Maxim Conservative Profile I Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$8,030,955	$-	$-	$8,030,955
Bond mutual funds	12,705,389	-	-	12,705,389
Fixed interest contract	-	-	6,008,902	6,008,902
Total	$20,736,344	$0	$6,008,902	$26,745,246

Maxim Moderate Profile I Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$103,678,920	$-	$-	$103,678,920
Bond mutual funds	42,330,044	-	-	42,330,044
Fixed interest contract	-	-	26,722,905	26,722,905
Total	$146,008,964	$0	$26,722,905	$172,731,869

Maxim Moderately Aggressive Profile I Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$96,921,066	$-	$-	$96,921,066
Bond mutual funds	24,907,030	-	-	24,907,030
Fixed interest contract	-	-	9,149,389	9,149,389
Total	$121,828,096	$0	$9,149,389	$130,977,485

Maxim Moderately Conservative Profile I Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$17,841,816	$-	$-	$17,841,816
Bond mutual funds	12,988,750	-	-	12,988,750
Fixed interest contract	-	-	8,804,224	8,804,224
Total	$30,830,566	$0	$8,804,224	$39,634,790

Below is a summary of the transactions for each underlying investment during the period ended March 31, 2010, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.
		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Aggressive Profile I Portfolio

Maxim Invesco ADR Portfolio	442,223	$9,964,742	$504,309	$415,661	$(3,163,941)	$-	$5,457,026
Maxim Janus Large Cap Growth Portfolio	740,728	13,639,009	2,529,943	706,947	(1,939,206)	-	8,481,335
Maxim Loomis Sayles Small-Cap Value Portfolio	205,236	7,658,388	121,180	264,479	(1,402,423)	-	3,579,315
Maxim MFS International Growth Portfolio	539,018	9,900,375	654,485	507,097	(2,361,951)	-	5,481,810
Maxim MFS International Value Portfolio	733,506	9,844,643	592,165	686,582	(4,237,928)	-	5,471,958
Maxim MidCap Value Portfolio	683,102	11,243,106	188,286	736,406	(1,607,089)	-	5,983,976
Maxim Small-Cap Growth Portfolio	192,514	5,805,766	124,751	201,225	(473,680)	-	3,112,956
Maxim Small-Cap Value Portfolio	380,132	7,655,558	116,344	539,131	(844,796)	-	3,554,231
Maxim T. Rowe Price Equity/Income Portfolio	398,976	9,323,925	835,172	384,505	(2,758,933)	-	5,505,870
Maxim T. Rowe Price MidCap Growth Portfolio	285,418	10,013,940	149,726	394,254	(1,567,551)	-	4,620,925
Putnam Equity Income Fund	388,452	9,281,454	1,007,201	366,478	(1,042,296)	18,563	5,500,485
Putnam Mid Cap Value Fund	543,754	11,231,882	186,188	598,607	(1,728,586)	-	6,008,485

TOTAL					$(23,128,380)	$18,563	$62,758,372

		Market					Market
	Shares/Interest	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Conservative Profile I Portfolio

Maxim Federated Bond Portfolio	262,976	$5,333,626	$303,216	$286,537	$164,251	$25,314	$2,727,060
Maxim Global Bond Portfolio	220,728	3,403,152	654,872	228,022	(118,145)	-	2,101,332
Maxim Invesco ADR Portfolio	43,536	982,665	113,377	46,278	9,212	-	537,231
Maxim Janus Large Cap Growth Portfolio	157,644	3,811,830	175,682	199,217	410,947	-	1,805,022
Maxim Loomis Sayles Small-Cap Value Portfolio	19,019	996,345	25,107	42,648	193,502	-	331,699
Maxim MFS International Growth Portfolio	53,003	987,061	117,586	56,544	28,255	-	539,044
Maxim MFS International Value Portfolio	72,128	981,511	108,662	76,177	166,261	-	538,077
Maxim MidCap Value Portfolio	81,158	1,364,640	68,893	96,702	117,765	-	710,944
Maxim Putnam High Yield Bond Portfolio	178,936	3,382,974	103,278	280,196	92,334	-	1,410,012
Maxim Short Duration Bond Portfolio	183,675	3,814,599	174,922	213,410	65,566	17,953	1,867,973
Maxim Small-Cap Value Portfolio	35,228	999,792	24,136	85,841	246,767	-	329,377
Maxim T. Rowe Price Equity/Income Portfolio	85,135	2,144,532	201,358	95,846	62,825	-	1,174,861
Maxim T. Rowe Price MidCap Growth Portfolio	11,106	180,866	137,414	10,031	1,191	-	179,805
Maxim U.S. Government Mortgage Securities Portfolio	260,248	5,779,036	757,091	273,122	155,238	29,250	3,190,636
Putnam Equity Income Fund	82,890	2,137,467	220,502	90,248	(22,043)	3,955	1,173,716
Putnam High Yield Advantage Fund	243,664	3,404,970	132,674	379,017	110,580	31,827	1,408,376
Putnam Mid Cap Value Fund	64,360	1,363,275	60,537	77,957	318,408	-	711,179
Great-West Life & Annuity Contract	5,118,591	11,899,977	636,135	5,633,613	567,426	-	6,008,902

TOTAL					$2,570,340	$108,299	$26,745,246

		Market					Market
	Shares/Interest	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Moderate Profile I Portfolio

Maxim Federated Bond Portfolio	1,200,781	$21,604,430	$706,547	$974,705	$575,642	$115,754	$12,452,103
Maxim Global Bond Portfolio	1,103,196	16,295,624	1,735,492	892,586	(1,375,097)	-	10,502,430
Maxim Invesco ADR Portfolio	725,104	15,235,424	548,293	568,800	(4,081,932)	-	8,947,786
Maxim Janus Large Cap Growth Portfolio	1,660,925	31,180,684	2,467,153	1,350,156	(3,880,261)	-	19,017,588
Maxim Loomis Sayles Small-Cap Value Portfolio	319,229	12,193,212	150,491	426,184	(1,858,513)	-	5,567,360
Maxim MFS International Growth Portfolio	884,506	15,166,917	789,247	697,449	(3,048,258)	-	8,995,425
Maxim MFS International Value Portfolio	1,203,656	15,051,913	664,529	935,692	(3,167,737)	-	8,979,273
Maxim MidCap Value Portfolio	810,410	13,397,205	183,604	876,330	(1,776,534)	-	7,099,190
Maxim Putnam High Yield Bond Portfolio	440,059	6,626,922	135,354	450,550	(1,089,911)	-	3,467,663
Maxim Small-Cap Growth Portfolio	158,935	2,227,866	2,144,165	129,019	(39,593)	-	2,569,976
Maxim Small-Cap Value Portfolio	591,269	12,199,847	149,727	869,772	(528,999)	-	5,528,367
Maxim T. Rowe Price Equity/Income Portfolio	815,614	16,870,328	2,333,486	663,897	(3,955,306)	-	11,255,478
Maxim T. Rowe Price MidCap Growth Portfolio	454,787	13,680,736	187,932	472,787	(976,668)	-	7,362,998
Maxim U.S. Government Mortgage Securities Portfolio	1,015,026	21,506,681	945,207	818,713	525,583	114,248	12,444,216
Putnam Equity Income Fund	794,101	16,814,354	2,498,406	622,057	(1,773,574)	37,942	11,244,465
Putnam High Yield Advantage Fund	599,244	6,680,129	217,552	614,846	(155,160)	79,281	3,463,632
Putnam Mid Cap Value Fund	643,531	13,383,734	179,211	713,740	(298,069)	-	7,111,014
Great-West Life & Annuity Contract	22,763,497	44,799,973	2,898,450	18,146,531	2,246,702	-	26,722,905

TOTAL					$(24,657,685)	$347,225	$172,731,869

		Market					Market
	Shares/Interest	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Moderately Aggressive Profile I Portfolio

Maxim Federated Bond Portfolio	627,828	$13,643,512	$525,153	$753,630	$426,410	$60,566	$6,510,579
Maxim Global Bond Portfolio	696,973	13,808,542	299,993	866,194	(1,034,002)	-	6,635,184
Maxim Invesco ADR Portfolio	647,746	16,633,393	617,657	765,873	(5,460,248)	-	7,993,191
Maxim Janus Large Cap Growth Portfolio	1,316,437	29,755,911	2,904,828	1,605,749	(3,795,219)	-	15,073,198
Maxim Loomis Sayles Small-Cap Value Portfolio	232,338	9,489,699	86,193	345,881	(1,785,340)	-	4,051,976
Maxim MFS International Growth Portfolio	789,908	16,553,781	858,816	935,674	(4,132,840)	-	8,033,364
Maxim MFS International Value Portfolio	1,073,158	16,460,582	719,210	1,264,615	(4,530,764)	-	8,005,758
Maxim MidCap Value Portfolio	1,029,451	19,744,920	187,800	1,446,126	(3,145,547)	-	9,017,987
Maxim Putnam High Yield Bond Portfolio	333,621	6,177,133	109,419	494,329	(1,076,938)	-	2,628,931
Maxim Small-Cap Growth Portfolio	321,318	12,459,906	179,191	517,894	(1,143,039)	-	5,195,706
Maxim Small-Cap Value Portfolio	431,709	9,471,881	86,070	699,057	(1,048,279)	-	4,036,480
Maxim T. Rowe Price Equity/Income Portfolio	761,040	21,194,725	824,716	939,321	(6,498,570)	-	10,502,350
Maxim T. Rowe Price MidCap Growth Portfolio	338,300	12,641,931	114,861	514,863	(1,343,681)	-	5,477,076
Maxim U.S. Government Mortgage Securities Portfolio	530,706	13,600,196	717,300	638,536	379,887	59,778	6,506,453
Putnam Equity Income Fund	740,968	21,124,402	1,054,093	888,559	(2,560,465)	35,429	10,492,108
Putnam High Yield Advantage Fund	454,305	6,226,479	178,835	673,128	(157,210)	66,263	2,625,883
Putnam Mid Cap Value Fund	818,269	19,697,746	186,221	1,171,533	(1,915,483)	-	9,041,872
Great-West Life & Annuity Contract	7,793,766	16,429,616	3,406,590	9,216,550	705,386	-	9,149,389

TOTAL					$(38,115,942)	$222,036	$130,977,485

		Market					Market
	Shares/Interest	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Moderately Conservative Profile I Portfolio

Maxim Federated Bond Portfolio	313,639	$5,549,984	$498,040	$275,738	$158,269	$30,157	$3,252,433
Maxim Global Bond Portfolio	295,381	4,276,984	789,527	264,892	(280,724)	-	2,812,027
Maxim INVESCO ADR Portfolio	112,887	2,467,716	129,882	100,048	(515,321)	-	1,393,020
Maxim Janus Large Cap Growth Portfolio	303,223	5,808,498	671,967	276,771	(269,116)	-	3,471,898
Maxim Loomis Sayles Small-Cap Value Portfolio	73,270	2,933,618	62,511	107,610	(63,067)	-	1,277,820
Maxim MFS International Growth Portfolio	137,435	2,451,797	169,482	122,462	(381,859)	-	1,397,713
Maxim MFS International Value Portfolio	187,032	2,430,881	147,868	163,949	(67,862)	-	1,395,259
Maxim MidCap Value Portfolio	127,906	1,887,310	141,495	123,628	(88,918)	-	1,120,455
Maxim Putnam High Yield Bond Portfolio	189,367	3,103,691	78,068	229,648	(309,939)	-	1,492,208
Maxim Short Duration Bond Portfolio	48,599	1,321,880	39,254	86,908	31,381	4,745	494,257
Maxim Small-Cap Value Portfolio	135,710	2,935,214	60,245	218,475	143,355	-	1,268,891
Maxim T. Rowe Price Equity/Income Portfolio	147,735	3,134,144	550,141	135,855	(304,712)	-	2,038,744
Maxim T. Rowe Price MidCap Growth Portfolio	81,784	2,964,485	61,619	120,532	424,467	-	1,324,084
Maxim U.S. Government Mortgage Securities Portfolio	281,185	5,700,870	770,115	246,972	152,507	31,568	3,447,334
Putnam Equity Income Fund	143,563	3,116,724	587,387	127,862	(260,659)	6,842	2,032,858
Putnam High Yield Advantage Fund	257,870	3,121,568	113,736	311,566	(78,639)	35,747	1,490,491
Putnam Mid Cap Value Fund	101,455	1,878,371	133,233	99,438	133,278	-	1,121,074
Great-West Life & Annuity Contract	7,499,743	15,810,826	730,725	6,687,938	734,398	-	8,804,224

TOTAL					$(843,161)	$109,059	$39,634,790

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

4,278,268	Maxim Invesco ADR Portfolio	$52,793,821
7,166,036	Maxim Janus Large Cap Growth Portfolio	82,051,107
1,985,562	Maxim Loomis Sayles Small-Cap Value Portfolio	34,628,208
5,214,653	Maxim MFS International Growth Portfolio	53,033,018
7,096,290	Maxim MFS International Value Portfolio	52,938,325
6,608,674	Maxim MidCap Value Portfolio	57,891,984
1,862,488	Maxim Small-Cap Growth Portfolio	30,116,434
3,677,627	Maxim Small-Cap Value Portfolio	34,385,813
3,859,834	Maxim T. Rowe Price Equity/Income Portfolio	53,265,714
2,761,260	Maxim T. Rowe Price MidCap Growth Portfolio	44,704,800
3,758,052	Putnam Equity Income Fund	53,214,017
5,260,533	Putnam Mid Cap Value Fund	58,128,895

TOTAL EQUITY MUTUAL FUNDS --- 100%		$607,152,136
(Cost $631,278,377)

OTHER ASSETS AND LIABILITIES --- 0.00%		$(8,302)

TOTAL NET ASSETS --- 100%		$607,143,834
(Cost $631,278,377)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares			Value ($)

EQUITY MUTUAL FUNDS

1,297,777		Maxim Invesco ADR Portfolio	$16,014,572
2,637,521		Maxim Janus Large Cap Growth Portfolio	30,199,620
465,495		Maxim Loomis Sayles Small-Cap Value Portfolio	8,118,233
1,582,615		Maxim MFS International Growth Portfolio	16,095,198
2,150,124		Maxim MFS International Value Portfolio	16,039,925
2,062,532		Maxim MidCap Value Portfolio	18,067,783
643,765		Maxim Small-Cap Growth Portfolio	10,409,678
864,940		Maxim Small-Cap Value Portfolio	8,087,188
1,524,759		Maxim T. Rowe Price Equity/Income Portfolio	21,041,679
677,791		Maxim T. Rowe Price MidCap Growth Portfolio	10,973,430
1,484,541		Putnam Equity Income Fund	21,021,104
1,639,414		Putnam Mid Cap Value Fund	18,115,521

TOTAL EQUITY MUTUAL FUNDS --- 74.00%			194,183,931
(Cost $169,419,338)

BOND MUTUAL FUNDS

1,257,887		Maxim Federated Bond Portfolio	13,044,285
1,396,409		Maxim Global Bond Portfolio	13,293,814
668,424		Maxim Putnam High Yield Bond Portfolio	5,267,183
1,063,295		Maxim U.S. Government Mortgage Securities Portfolio	13,035,995
910,220		Putnam High Yield Advantage Fund	5,261,070

TOTAL BOND MUTUAL FUNDS --- 19.01%			49,902,347
(Cost $48,035,093)

FIXED INTEREST CONTRACT

Interest			Value ($)

15,615,247	*	Great West Life & Annuity Contract	$18,331,313

TOTAL FIXED INTEREST CONTRACT --- 6.99%
(Cost $18,091,190)

TOTAL --- 100.00%			$262,417,591
(Cost $235,545,621)

OTHER ASSETS AND LIABILITIES --- 0.00%			$(3,585)

TOTAL NET ASSETS --- 100%			$262,414,006
(Cost $235,545,621)

* Represents the dollar value of the individual interest in the Contract acquired at the date of acquisition.

			(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares			Value ($)

EQUITY MUTUAL FUNDS

4,152,398		Maxim Invesco ADR Portfolio	$51,240,597
9,511,304		Maxim Janus Large Cap Growth Portfolio	108,904,436
1,828,102		Maxim Loomis Sayles Small-Cap Value Portfolio	31,882,103
5,065,223		Maxim MFS International Growth Portfolio	51,513,320
6,892,907		Maxim MFS International Value Portfolio	51,421,084
4,640,874		Maxim MidCap Value Portfolio	40,654,057
910,158		Maxim Small-Cap Growth Portfolio	14,717,248
3,385,978		Maxim Small-Cap Value Portfolio	31,658,894
4,670,632		Maxim T. Rowe Price Equity/Income Portfolio	64,454,727
2,604,351		Maxim T. Rowe Price MidCap Growth Portfolio	42,164,440
4,547,471		Putnam Equity Income Fund	64,392,183
3,685,199		Putnam Mid Cap Value Fund	40,721,445

TOTAL EQUITY MUTUAL FUNDS --- 60.02%			593,724,534
(Cost $528,580,999)

BOND MUTUAL FUNDS

6,876,465		Maxim Federated Bond Portfolio	71,308,943
6,317,396		Maxim Global Bond Portfolio	60,141,611
2,519,990		Maxim Putnam High Yield Bond Portfolio	19,857,520
5,812,700		Maxim U.S. Government Mortgage Securities Portfolio	71,263,706
3,431,568		Putnam High Yield Advantage Fund	19,834,463

TOTAL BOND MUTUAL FUNDS --- 24.51%			242,406,243
(Cost $234,891,768)

FIXED INTEREST CONTRACT

Interest			Value ($)

130,356,428	*	Great West Life & Annuity Contract	$153,030,204

TOTAL FIXED INTEREST CONTRACT --- 15.47%
(Cost $145,205,788)

TOTAL --- 100.00%			989,160,981
(Cost $908,678,555)

OTHER ASSETS AND LIABILITIES --- 0.00%			$(13,522)

TOTAL NET ASSETS --- 100%			$989,147,459
(Cost $908,678,555)

* Represents the dollar value of the individual interest in the Contract acquired at the date of acquisition.

			(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares			Value ($)

EQUITY MUTUAL FUNDS

209,055		Maxim INVESCO ADR Portfolio	$2,579,745
561,568		Maxim Janus Large Cap Growth Portfolio	6,429,958
135,685		Maxim Loomis Sayles Small-Cap Value Portfolio	2,366,354
254,527		Maxim MFS International Growth Portfolio	2,588,536
346,368		Maxim MFS International Value Portfolio	2,583,903
236,867		Maxim MidCap Value Portfolio	2,074,959
251,312		Maxim Small-Cap Value Portfolio	2,349,764
273,602		Maxim T. Rowe Price Equity/Income Portfolio	3,775,706
151,458		Maxim T. Rowe Price MidCap Growth Portfolio	2,452,107
265,870		Putnam Equity Income Fund	3,764,719
187,881		Putnam Mid Cap Value Fund	2,076,090

TOTAL EQUITY MUTUAL FUNDS --- 45.02%			33,041,841
(Cost $27,987,940)

BOND MUTUAL FUNDS

580,819		Maxim Federated Bond Portfolio	6,023,090
547,066		Maxim Global Bond Portfolio	5,208,071
350,718		Maxim Putnam High Yield Bond Portfolio	2,763,660
90,002		Maxim Short Duration Bond Portfolio	915,320
520,721		Maxim U.S. Government Mortgage Securities Portfolio	6,384,038
477,586		Putnam High Yield Advantage Fund	2,760,449

TOTAL BOND MUTUAL FUNDS --- 32.77%			24,054,628
(Cost $22,967,915)

FIXED INTEREST CONTRACT

Interest			Value ($)

13,889,634	*	Great West Life & Annuity Contract	$16,305,553

TOTAL FIXED INTEREST CONTRACT --- 22.21%
(Cost $16,027,182)

TOTAL --- 100.00%			$73,402,022
(Cost $66,983,037)

OTHER ASSETS AND LIABILITIES --- 0.00%			$(1,004)

TOTAL NET ASSETS --- 100%			$73,401,018
(Cost $66,983,037)

* Represents the dollar value of the individual interest in the Contract acquired at the date of acquisition.

			(Concluded)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares			Value ($)

EQUITY MUTUAL FUNDS

448,168		Maxim Invesco ADR Portfolio	$5,530,392
1,622,810		Maxim Janus Large Cap Growth Portfolio	18,581,170
195,793		Maxim Loomis Sayles Small-Cap Value Portfolio	3,414,623
545,622		Maxim MFS International Growth Portfolio	5,548,974
742,500		Maxim MFS International Value Portfolio	5,539,049
835,464		Maxim MidCap Value Portfolio	7,318,662
362,646		Maxim Small-Cap Value Portfolio	3,390,737
876,396		Maxim T. Rowe Price Equity/Income Portfolio	12,094,267
114,328		Maxim T. Rowe Price MidCap Growth Portfolio	1,850,964
853,288		Putnam Equity Income Fund	12,082,563
662,545		Putnam Mid Cap Value Fund	7,321,124

TOTAL EQUITY MUTUAL FUNDS --- 30.03%			82,672,525
(Cost $66,661,236)

BOND MUTUAL FUNDS

2,707,104		Maxim Federated Bond Portfolio	28,072,670
2,272,195		Maxim Global Bond Portfolio	21,631,293
1,841,969		Maxim Putnam High Yield Bond Portfolio	14,514,716
1,890,764		Maxim Short Duration Bond Portfolio	19,229,074
2,679,020		Maxim U.S. Government Mortgage Securities Portfolio	32,844,783
2,508,286		Putnam High Yield Advantage Fund	14,497,896

TOTAL BOND MUTUAL FUNDS --- 47.50%			130,790,432
(Cost $123,885,198)

FIXED INTEREST CONTRACT

Interest			Value ($)

52,690,989	*	Great-West Life & Annuity Contract	$61,855,890

TOTAL FIXED INTEREST CONTRACT --- 22.47%
(Cost $58,460,017)

TOTAL --- 100.00%			275,318,847
(Cost $249,006,451)

OTHER ASSETS AND LIABILITIES --- 0.00%			$(3,769)

TOTAL NET ASSETS --- 100%			$275,315,078
(Cost $249,006,451)

* Represents the dollar value of the individual interest in the Contract acquired at the date of acquisition.

			(Continued)

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.  Investments in the Great West Life & Annuity Contract (the Contract) are valued at the amount of deposits plus interest, less withdrawals, determined on a daily basis.  The investment in the Contract is a guaranteed account invested in the general account of Great West Life & Annuity (GWL&A).  The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%. The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2010 were as follows:

	Cost For			Net
	Income			Unrealized
	Tax	Gross	Gross	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)

Aggressive Profile II Portfolio	$727,133,897	$-	$(119,981,761)	$(119,981,761)
Conservative Profile II Portfolio	284,188,050	5,043,747	(13,912,948)	(8,869,201)
Moderate Profile II Portfolio	1,084,309,213	9,482,279	(104,630,513)	(95,148,234)
Moderately Aggressive Profile II Portfolio	259,915,149	9,384,296	(6,881,853)	2,502,443
Moderately Conservative Profile II Portfolio	75,281,960	943,871	(2,823,811)	(1,879,940)

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2010, the inputs used to value the Portfolio’s investments were as follows:

Maxim Aggressive Profile II Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$607,152,136	$0	$0	$607,152,136

Maxim Conservative Profile II Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$82,672,525	$-	$-	$82,672,525
Bond mutual funds	130,790,432	-	-	130,790,432
Fixed interest contract	-	-	61,855,890	61,855,890
Total	$213,462,957	$0	$61,855,890	$275,318,847

Maxim Moderate Profile II Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$593,724,534	$-	$-	$593,724,534
Bond mutual funds	242,406,243	-	-	242,406,243
Fixed interest contract	-	-	153,030,204	153,030,204
Total	$836,130,777	$0	$153,030,204	$989,160,981

Maxim Moderately Aggressive Profile II Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$194,183,931	$-	$-	$194,183,931
Bond mutual funds	49,902,347	-	-	49,902,347
Fixed interest contract	-	-	18,331,313	18,331,313
Total	$244,086,278	$0	$18,331,313	$262,417,591

Maxim Moderately Conservative Profile II Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$33,041,841	$-	$-	$33,041,841
Bond mutual funds	24,054,628	-	-	24,054,628
Fixed interest contract	-	-	16,305,553	16,305,553
Total	$57,096,469	$0	$16,305,553	$73,402,022

Below is a summary of the transactions for each underlying investment during the period ended March 31, 2010, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.
		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Aggressive Profile II Portfolio

Maxim Invesco ADR Portfolio	4,278,268	$46,499,134	$7,207,830	$146,821	$(702,041)	$-	$52,793,821
Maxim Janus Large Cap Growth Portfolio	7,166,036	63,636,345	19,016,768	282,460	(1,102,957)	-	82,051,107
Maxim Loomis Sayles Small-Cap Value Portfolio	1,985,562	35,729,373	3,097,713	368,591	(1,377,698)	-	34,628,208
Maxim MFS International Growth Portfolio	5,214,653	46,199,134	7,837,197	177,748	(823,139)	-	53,033,018
Maxim MFS International Value Portfolio	7,096,290	45,938,558	7,779,016	241,086	(1,349,014)	-	52,938,325
Maxim MidCap Value Portfolio	6,608,674	52,460,183	5,072,691	559,885	(943,081)	-	57,891,984
Maxim Small-Cap Growth Portfolio	1,862,488	27,083,887	2,755,222	129,061	248,649	-	30,116,434
Maxim Small-Cap Value Portfolio	3,677,627	35,717,863	3,042,583	920,003	(1,062,129)	-	34,385,813
Maxim T. Rowe Price Equity/Income Portfolio	3,859,834	43,513,097	8,144,730	138,367	(742,458)	-	53,265,714
Maxim T. Rowe Price MidCap Growth Portfolio	2,761,260	46,721,493	3,893,389	634,065	(1,964,640)	-	44,704,800
Putnam Equity Income Fund	3,758,052	43,315,766	9,423,518	126,052	(273,173)	179,782	53,214,017
Putnam Mid Cap Value Fund	5,260,533	52,405,121	5,063,231	508,759	(1,127,859)	-	58,128,895

TOTAL					$(11,219,540)	$179,782	$607,152,136

		Market					Market
	Shares/Interest	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Conservative Profile II Portfolio

Maxim Federated Bond Portfolio	2,707,104	$25,656,802	$3,231,103	$106,851	$56,773	$261,310	$28,072,670
Maxim Global Bond Portfolio	2,272,195	16,367,601	5,176,526	110,344	(161,215)	-	21,631,293
Maxim Invesco ADR Portfolio	448,168	4,725,492	1,021,939	24,701	(135,689)	-	5,530,392
Maxim Janus Large Cap Growth Portfolio	1,622,810	18,327,756	1,819,842	187,310	(806,504)	-	18,581,170
Maxim Loomis Sayles Small-Cap Value Portfolio	195,793	4,790,322	277,546	110,898	312,971	-	3,414,623
Maxim MFS International Growth Portfolio	545,622	4,746,588	1,043,825	31,613	(113,379)	-	5,548,974
Maxim MFS International Value Portfolio	742,500	4,719,841	986,306	35,967	(110,008)	-	5,539,049
Maxim MidCap Value Portfolio	835,464	6,561,764	734,888	72,144	(102,276)	-	7,318,662
Maxim Putnam High Yield Bond Portfolio	1,841,969	16,277,992	1,196,320	459,673	(744,371)	-	14,514,716
Maxim Short Duration Bond Portfolio	1,890,764	18,349,316	2,009,307	133,696	55,697	185,323	19,229,074
Maxim Small-Cap Value Portfolio	362,646	4,807,121	276,200	239,472	636,551	-	3,390,737
Maxim T. Rowe Price Equity/Income Portfolio	876,396	10,313,505	1,852,582	64,282	(291,900)	-	12,094,267
Maxim T. Rowe Price MidCap Growth Portfolio	114,328	869,619	981,566	8,847	10,167	-	1,850,964
Maxim U.S. Government Mortgage Securities Portfolio	2,679,020	27,799,804	6,427,453	114,083	78,940	301,946	32,844,783
Putnam Equity Income Fund	853,288	10,279,399	2,008,340	51,175	(103,028)	40,826	12,082,563
Putnam High Yield Advantage Fund	2,508,286	16,373,384	1,452,207	630,230	(129,649)	275,990	14,497,896
Putnam Mid Cap Value Fund	662,545	6,554,909	671,531	61,733	(59,246)	-	7,321,124
Great-West Life & Annuity Contract	52,690,989	57,230,970	6,967,761	2,361,383	385,751	-	61,855,890

TOTAL					$(1,220,415)	$1,065,394	$275,318,847

	73,849,887

		Market					Market
	Shares/Interest	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Moderate Profile II Portfolio

Maxim Federated Bond Portfolio	6,876,465	$62,856,607	$10,425,310	$257,916	$146,337	$663,257	$71,308,943
Maxim Global Bond Portfolio	6,317,396	47,401,775	11,908,522	251,803	(389,193)	-	60,141,611
Maxim Invesco ADR Portfolio	4,152,398	44,310,394	7,462,895	125,470	(1,003,154)	-	51,240,597
Maxim Janus Large Cap Growth Portfolio	9,511,304	90,671,138	18,749,580	365,098	(787,497)	-	108,904,436
Maxim Loomis Sayles Small-Cap Value Portfolio	1,828,102	35,454,573	3,710,283	550,138	(2,613,488)	-	31,882,103
Maxim MFS International Growth Portfolio	5,065,223	44,111,075	8,137,264	165,651	(545,690)	-	51,513,320
Maxim MFS International Value Portfolio	6,892,907	43,775,892	7,852,558	175,065	(1,033,738)	-	51,421,084
Maxim MidCap Value Portfolio	4,640,874	38,960,338	4,702,617	807,471	(1,323,819)	-	40,654,057
Maxim Putnam High Yield Bond Portfolio	2,519,990	19,286,367	2,526,971	352,867	(989,753)	-	19,857,520
Maxim Small-Cap Growth Portfolio	910,158	6,477,501	8,210,641	65,191	86,101	-	14,717,248
Maxim Small-Cap Value Portfolio	3,385,978	35,475,672	3,705,823	1,267,081	(1,395,915)	-	31,658,894
Maxim T. Rowe Price Equity/Income Portfolio	4,670,632	49,069,583	14,027,593	217,002	(1,538,093)	-	64,454,727
Maxim T. Rowe Price MidCap Growth Portfolio	2,604,351	39,782,063	4,835,010	394,317	(1,495,596)	-	42,164,440
Maxim U.S. Government Mortgage Securities Portfolio	5,812,700	62,573,306	11,301,465	214,268	131,604	654,630	71,263,706
Putnam Equity Income Fund	4,547,471	48,907,434	14,798,173	151,678	(319,795)	217,405	64,392,183
Putnam High Yield Advantage Fund	3,431,568	19,428,048	2,905,755	501,844	(104,850)	354,531	19,834,463
Putnam Mid Cap Value Fund	3,685,199	38,919,240	4,689,021	699,125	(1,490,373)	-	40,721,445
Great-West Life & Annuity Contract	130,356,428	130,311,562	26,863,187	4,397,401	634,452	-	153,030,204

TOTAL					$(14,032,460)	$1,889,823	$989,160,981

	207,209,144

		Market					Market
	Shares/Interest	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Moderately Aggressive Profile II Portfolio

Maxim Federated Bond Portfolio	1,257,887	$5,672,750	$7,507,332	$17,846	$10,488	$121,169	$13,044,285
Maxim Global Bond Portfolio	1,396,409	5,741,204	7,057,877	25,777	(33,384)	-	13,293,814
Maxim Invesco ADR Portfolio	1,297,777	6,915,167	8,581,990	18,562	(165,725)	-	16,014,572
Maxim Janus Large Cap Growth Portfolio	2,637,521	12,371,143	16,584,880	57,494	(184,164)	-	30,199,620
Maxim Loomis Sayles Small-Cap Value Portfolio	465,495	3,945,260	4,202,949	41,678	(161,855)	-	8,118,233
Maxim MFS International Growth Portfolio	1,582,615	6,882,253	8,597,958	22,585	(102,679)	-	16,095,198
Maxim MFS International Value Portfolio	2,150,124	6,843,647	8,772,438	30,535	(163,740)	-	16,039,925
Maxim MidCap Value Portfolio	2,062,532	8,209,064	9,302,825	161,931	(260,696)	-	18,067,783
Maxim Putnam High Yield Bond Portfolio	668,424	2,568,252	2,877,747	48,530	(78,805)	-	5,267,183
Maxim Small-Cap Growth Portfolio	643,765	5,179,993	5,390,733	81,622	(135,841)	-	10,409,678
Maxim Small-Cap Value Portfolio	864,940	3,937,860	4,214,789	118,711	(109,272)	-	8,087,188
Maxim T. Rowe Price Equity/Income Portfolio	1,524,759	8,812,027	10,975,276	41,265	(227,887)	-	21,041,679
Maxim T. Rowe Price MidCap Growth Portfolio	677,791	5,255,890	5,616,824	66,192	(146,021)	-	10,973,430
Maxim U.S. Government Mortgage Securities Portfolio	1,063,295	5,654,803	7,614,277	14,980	10,239	119,593	13,035,995
Putnam Equity Income Fund	1,484,541	8,782,826	11,156,558	20,953	(48,443)	70,880	21,021,104
Putnam High Yield Advantage Fund	910,220	2,588,592	2,938,049	65,271	(13,596)	77,073	5,261,070
Putnam Mid Cap Value Fund	1,639,414	8,189,457	9,285,600	148,366	(254,871)	-	18,115,521
Great West Life & Annuity Contract	15,615,247	6,831,117	11,655,380	212,226	18,750	-	18,331,313

TOTAL					$(2,047,502)	$388,715	$262,417,591

		Market					Market
	Shares/Interest	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Moderately Conservative Profile II Portfolio

Maxim Federated Bond Portfolio	580,819	$3,015,676	$3,171,995	$18,646	$7,563	$56,090	$6,023,090
Maxim Global Bond Portfolio	547,066	2,323,732	2,802,283	21,455	(31,013)	-	5,208,071
Maxim INVESCO ADR Portfolio	209,055	1,340,437	1,245,700	9,123	16,539	-	2,579,745
Maxim Janus Large Cap Growth Portfolio	561,568	3,155,355	3,273,069	32,211	111,010	-	6,429,958
Maxim Loomis Sayles Small-Cap Value Portfolio	135,685	1,593,480	1,121,950	31,811	176,987	-	2,366,354
Maxim MFS International Growth Portfolio	254,527	1,331,870	1,258,791	11,829	24,345	-	2,588,536
Maxim MFS International Value Portfolio	346,368	1,320,553	1,264,226	12,872	31,642	-	2,583,903
Maxim MidCap Value Portfolio	236,867	1,025,232	1,018,774	21,179	73,617	-	2,074,959
Maxim Putnam High Yield Bond Portfolio	350,718	1,686,324	1,326,625	45,929	91,258	-	2,763,660
Maxim Short Duration Bond Portfolio	90,002	718,262	470,551	27,649	14,916	8,825	915,320
Maxim Small-Cap Value Portfolio	251,312	1,594,367	1,121,852	74,060	211,047	-	2,349,764
Maxim T. Rowe Price Equity/Income Portfolio	273,602	1,702,706	1,990,688	16,566	66,124	-	3,775,706
Maxim T. Rowe Price MidCap Growth Portfolio	151,458	1,610,344	1,148,681	35,969	211,807	-	2,452,107
Maxim U.S. Government Mortgage Securities Portfolio	520,721	3,097,747	3,507,507	16,432	8,020	58,715	6,384,038
Putnam Equity Income Fund	265,870	1,693,266	2,017,368	12,239	(437)	12,726	3,764,719
Putnam High Yield Advantage Fund	477,586	1,695,866	1,355,542	60,643	64,546	42,949	2,760,449
Putnam Mid Cap Value Fund	187,881	1,020,354	1,009,829	18,453	93,559	-	2,076,090
Great West Life & Annuity Contract	13,889,634	8,590,579	8,154,036	452,001	30,622	-	16,305,553

TOTAL					$1,202,152	$179,305	$73,402,022

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO I
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

8,676	Allianz NFJ Small Cap Value A	$218,624
23,624	American Century Growth Inv	545,008
13,609	BlackRock U.S. Opportunities Inv A	463,393
20,612	Goldman Sachs Midcap Value A	648,457
17,467	Harbor International Inv	955,249
30,874	Janus Adviser Perkins Mid Cap Value S	644,962
93,427	Maxim Index 600 Portfolio	741,807
77,052	Maxim Invesco ADR Portfolio	950,817
47,830	Maxim Janus Large Cap Growth Portfolio	547,655
12,486	Maxim Loomis Sayles Small-Cap Value Portfolio	217,753
68,496	Maxim MFS International Growth Portfolio	696,602
245,652	Maxim S&P 500® Index	2,618,651
55,252	Maxim T Rowe Price Equity/Income Portfolio	762,472
28,871	Maxim T Rowe Price MidCap Growth Portfolio	467,421
35,148	MFS Value Fund A	760,602
23,707	Sentinel Small Company A	157,649
16,426	Van Kampen Small Cap Growth A	158,019
33,376	Virtus Foreign Opportunities A	693,544

TOTAL EQUITY MUTUAL FUNDS -- 40.80%		12,248,685
(Cost $11,619,262)

BOND MUTUAL FUNDS

259,429	American Century Inflation Adjusted Bond	2,988,625
42,048	Calvert Short Duration Income A	689,583
129,199	JP Morgan High Yield Bond	1,021,961
305,832	Maxim Bond Index Portfolio	4,049,211
390,859	Maxim Federated Bond Portfolio	4,053,210
126,387	Maxim Global Bond Portfolio	1,203,203
130,211	Maxim Putnam High Yield Bond Portfolio	1,026,062
67,841	Maxim Short Duration Bond Portfolio	689,939
184,072	Oppenheimer International Bond A	1,183,584

TOTAL BOND MUTUAL FUNDS -- 56.31%		16,905,378
(Cost $16,854,166)

MONEY MARKET MUTUAL FUNDS

863,928	Maxim Money Market Portfolio	863,928

TOTAL MONEY MARKET MUTUAL FUNDS -- 2.87%		863,928
(Cost $863,928)

TOTAL INVESTMENTS --- 99.98%		$30,017,991
(Cost $29,337,356)

OTHER ASSETS AND LIABILITIES --- 0.02%		$5,787

TOTAL NET ASSETS --- 100%		$30,023,778
(Cost $29,337,356)

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO II
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

28,471	Allianz NFJ Small Cap Value A	$717,465
77,902	American Century Growth Inv	1,797,194
45,231	BlackRock U.S. Opportunities Inv A	1,540,109
67,920	Goldman Sachs Midcap Value A	2,136,765
57,146	Harbor International Inv	3,125,327
101,721	Janus Adviser Perkins Mid Cap Value S	2,124,944
303,173	Maxim Index 600 Portfolio	2,407,194
252,086	Maxim Invesco ADR Portfolio	3,110,746
157,749	Maxim Janus Large Cap Growth Portfolio	1,806,226
40,971	Maxim Loomis Sayles Small-Cap Value Portfolio	714,534
222,496	Maxim MFS International Growth Portfolio	2,262,785
803,769	Maxim S&P 500® Index	8,568,177
180,038	Maxim T Rowe Price Equity/Income Portfolio	2,484,529
95,975	Maxim T Rowe Price MidCap Growth Portfolio	1,553,834
114,519	MFS Value Fund A	2,478,185
79,481	Sentinel Small Company A	528,551
55,081	Van Kampen Small Cap Growth A	529,882
108,403	Virtus Foreign Opportunities A	2,252,631

TOTAL EQUITY MUTUAL FUNDS -- 51.89%		40,139,078
(Cost $38,146,553)

BOND MUTUAL FUNDS

541,109	American Century Inflation Adjusted Bond	6,233,574
87,107	Calvert Short Duration Income A	1,428,553
274,103	JP Morgan High Yield Bond	2,168,156
642,284	Maxim Bond Index Portfolio	8,503,835
820,883	Maxim Federated Bond Portfolio	8,512,560
263,794	Maxim Global Bond Portfolio	2,511,323
276,231	Maxim Putnam High Yield Bond Portfolio	2,176,696
140,537	Maxim Short Duration Bond Portfolio	1,429,262
384,065	Oppenheimer International Bond A	2,469,537

TOTAL BOND MUTUAL FUNDS -- 45.80%		35,433,496
(Cost $35,366,779)

MONEY MARKET MUTUAL FUNDS

1,776,982	Maxim Money Market Portfolio	1,776,982

TOTAL MONEY MARKET MUTUAL FUNDS -- 2.30%		1,776,982
(Cost $1,776,982)

TOTAL INVESTMENTS --- 99.99%		$77,349,556
(Cost $75,290,314)

OTHER ASSETS AND LIABILITIES --- 0.01%		$9,289

TOTAL NET ASSETS --- 100%		$77,358,845
(Cost $75,290,314)

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO III
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

853	Allianz NFJ Small Cap Value A	$21,498
2,391	American Century Growth Inv	55,165
1,394	BlackRock U.S. Opportunities Inv A	47,473
2,071	Goldman Sachs Midcap Value A	65,162
1,744	Harbor International Inv	95,388
3,101	Janus Adviser Perkins Mid Cap Value S	64,790
9,255	Maxim Index 600 Portfolio	73,487
7,694	Maxim Invesco ADR Portfolio	94,940
4,843	Maxim Janus Large Cap Growth Portfolio	55,454
1,228	Maxim Loomis Sayles Small-Cap Value Portfolio	21,410
6,812	Maxim MFS International Growth Portfolio	69,280
24,671	Maxim S&P 500® Index	262,994
5,496	Maxim T Rowe Price Equity/Income Portfolio	75,843
2,959	Maxim T Rowe Price MidCap Growth Portfolio	47,905
3,495	MFS Value Fund A	75,642
2,357	Sentinel Small Company A	15,675
1,634	Van Kampen Small Cap Growth A	15,718
3,320	Virtus Foreign Opportunities A	68,965

TOTAL EQUITY MUTUAL FUNDS -- 64.28%		1,226,789
(Cost $1,132,229)

BOND MUTUAL FUNDS

9,883	American Century Inflation Adjusted Bond	113,842
1,626	Calvert Short Duration Income A	26,662
4,951	JP Morgan High Yield Bond	39,161
11,752	Maxim Bond Index Portfolio	155,603
15,021	Maxim Federated Bond Portfolio	155,773
4,881	Maxim Global Bond Portfolio	46,464
4,989	Maxim Putnam High Yield Bond Portfolio	39,312
2,623	Maxim Short Duration Bond Portfolio	26,675
7,102	Oppenheimer International Bond A	45,665

TOTAL BOND MUTUAL FUNDS -- 34.01%		649,157
(Cost $644,760)

MONEY MARKET MUTUAL FUNDS

32,584	Maxim Money Market Portfolio	32,584

TOTAL MONEY MARKET MUTUAL FUNDS -- 1.71%		32,584
(Cost $32,584)

TOTAL INVESTMENTS --- 100.00%		$1,908,530
(Cost $1,809,573)

OTHER ASSETS AND LIABILITIES --- 0.00%		$46

TOTAL NET ASSETS --- 100%		$1,908,576
(Cost $1,809,573)

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO I
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

15,467	Allianz NFJ Small Cap Value A	$389,760
35,711	American Century Growth Inv	823,859
21,049	BlackRock U.S. Opportunities Inv A	716,714
30,099	Goldman Sachs Midcap Value A	946,907
31,336	Harbor International Inv	1,713,782
45,082	Janus Adviser Perkins Mid Cap Value S	941,765
172,776	Maxim Index 600 Portfolio	1,371,843
138,229	Maxim Invesco ADR Portfolio	1,705,748
72,307	Maxim Janus Large Cap Growth Portfolio	827,920
22,259	Maxim Loomis Sayles Small-Cap Value Portfolio	388,198
125,455	Maxim MFS International Growth Portfolio	1,275,874
364,263	Maxim S&P 500® Index	3,883,042
80,283	Maxim T Rowe Price Equity/Income Portfolio	1,107,902
44,653	Maxim T Rowe Price MidCap Growth Portfolio	722,935
51,072	MFS Value Fund A	1,105,194
44,423	Sentinel Small Company A	295,410
30,781	Van Kampen Small Cap Growth A	296,113
61,133	Virtus Foreign Opportunities A	1,270,333

TOTAL EQUITY MUTUAL FUNDS -- 57.68%		19,783,299
(Cost $18,784,806)

BOND MUTUAL FUNDS

121,425	American Century Inflation Adjusted Bond	1,398,825
19,618	Calvert Short Duration Income A	321,743
121,470	JP Morgan High Yield Bond	960,827
287,301	Maxim Bond Index Portfolio	3,803,867
367,179	Maxim Federated Bond Portfolio	3,807,649
134,789	Maxim Global Bond Portfolio	1,283,187
122,420	Maxim Putnam High Yield Bond Portfolio	964,673
31,654	Maxim Short Duration Bond Portfolio	321,918
196,305	Oppenheimer International Bond A	1,262,242

TOTAL BOND MUTUAL FUNDS -- 41.18%		14,124,931
(Cost $14,045,565)

MONEY MARKET MUTUAL FUNDS

386,984	Maxim Money Market Portfolio	386,984

TOTAL MONEY MARKET MUTUAL FUNDS -- 1.12%		386,984
(Cost $386,984)

TOTAL INVESTMENTS --- 99.98%		$34,295,214
(Cost $33,217,355)

OTHER ASSETS AND LIABILITIES --- 0.02%		$5,209

TOTAL NET ASSETS --- 100%		$34,300,423
(Cost $33,217,355)

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO II
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

58,113	Allianz NFJ Small Cap Value A	$1,464,472
133,498	American Century Growth Inv	3,079,797
77,276	BlackRock U.S. Opportunities Inv A	2,631,247
111,550	Goldman Sachs Midcap Value A	3,509,350
115,960	Harbor International Inv	6,341,841
167,066	Janus Adviser Perkins Mid Cap Value S	3,490,000
636,320	Maxim Index 600 Portfolio	5,052,380
511,528	Maxim Invesco ADR Portfolio	6,312,267
270,322	Maxim Janus Large Cap Growth Portfolio	3,095,189
83,629	Maxim Loomis Sayles Small-Cap Value Portfolio	1,458,482
467,040	Maxim MFS International Growth Portfolio	4,749,796
1,352,158	Maxim S&P 500® Index	14,414,004
299,028	Maxim T Rowe Price Equity/Income Portfolio	4,126,586
163,966	Maxim T Rowe Price MidCap Growth Portfolio	2,654,606
190,209	MFS Value Fund A	4,116,114
165,890	Sentinel Small Company A	1,103,165
114,959	Van Kampen Small Cap Growth A	1,105,905
227,554	Virtus Foreign Opportunities A	4,728,584

TOTAL EQUITY MUTUAL FUNDS -- 72.46%		73,433,785
(Cost $69,881,576)

BOND MUTUAL FUNDS

236,136	American Century Inflation Adjusted Bond	2,720,293
36,984	Calvert Short Duration Income A	606,530
231,947	JP Morgan High Yield Bond	1,834,697
551,690	Maxim Bond Index Portfolio	7,304,386
705,090	Maxim Federated Bond Portfolio	7,311,786
258,995	Maxim Global Bond Portfolio	2,465,631
233,751	Maxim Putnam High Yield Bond Portfolio	1,841,955
59,669	Maxim Short Duration Bond Portfolio	606,831
377,117	Oppenheimer International Bond A	2,424,867

TOTAL BOND MUTUAL FUNDS -- 26.75%		27,116,976
(Cost $27,024,865)

MONEY MARKET MUTUAL FUNDS

799,014	Maxim Money Market Portfolio	799,014

TOTAL MONEY MARKET MUTUAL FUNDS -- 0.79%		799,014
(Cost $799,014)

TOTAL INVESTMENTS --- 100.00%		$101,349,775
(Cost $97,705,455)

OTHER ASSETS AND LIABILITIES --- 0.00%		$4,120

TOTAL NET ASSETS --- 100%		$101,353,895
(Cost $97,705,455)

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO III
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

1,732	Allianz NFJ Small Cap Value A	$43,643
3,972	American Century Growth Inv	91,634
2,295	BlackRock U.S. Opportunities Inv A	78,151
3,329	Goldman Sachs Midcap Value A	104,732
3,447	Harbor International Inv	188,513
4,985	Janus Adviser Perkins Mid Cap Value S	104,138
19,054	Maxim Index 600 Portfolio	151,286
15,205	Maxim Invesco ADR Portfolio	187,630
8,045	Maxim Janus Large Cap Growth Portfolio	92,110
2,492	Maxim Loomis Sayles Small-Cap Value Portfolio	43,463
13,915	Maxim MFS International Growth Portfolio	141,518
40,309	Maxim S&P 500® Index	429,697
8,895	Maxim T Rowe Price Equity/Income Portfolio	122,748
4,871	Maxim T Rowe Price MidCap Growth Portfolio	78,860
5,657	MFS Value Fund A	122,425
4,867	Sentinel Small Company A	32,366
3,374	Van Kampen Small Cap Growth A	32,454
6,779	Virtus Foreign Opportunities A	140,880

TOTAL EQUITY MUTUAL FUNDS -- 84.83%		2,186,248
(Cost $2,034,698)

BOND MUTUAL FUNDS

3,334	American Century Inflation Adjusted Bond	38,404
548	Calvert Short Duration Income A	8,994
3,258	JP Morgan High Yield Bond	25,774
7,736	Maxim Bond Index Portfolio	102,422
9,887	Maxim Federated Bond Portfolio	102,533
3,704	Maxim Global Bond Portfolio	35,265
3,284	Maxim Putnam High Yield Bond Portfolio	25,874
885	Maxim Short Duration Bond Portfolio	8,998
5,391	Oppenheimer International Bond A	34,661

TOTAL BOND MUTUAL FUNDS -- 14.86%		382,925
(Cost $380,192)

MONEY MARKET MUTUAL FUNDS

8,228	Maxim Money Market Portfolio	8,228

TOTAL MONEY MARKET MUTUAL FUNDS -- 0.32%		8,228
(Cost $8,228)

TOTAL INVESTMENTS --- 100.01%		$2,577,401
(Cost $2,423,118)

OTHER ASSETS AND LIABILITIES --- (0.01%)		$(172)

TOTAL NET ASSETS --- 100%		$2,577,229
(Cost $2,423,118)

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO I
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

14,955	Allianz NFJ Small Cap Value A	$376,864
29,015	American Century Growth Inv	669,387
16,897	BlackRock U.S. Opportunities Inv A	575,347
23,775	Goldman Sachs Midcap Value A	747,955
29,719	Harbor International Inv	1,625,352
35,608	Janus Adviser Perkins Mid Cap Value S	743,856
167,342	Maxim Index 600 Portfolio	1,328,694
131,095	Maxim Invesco ADR Portfolio	1,617,711
58,753	Maxim Janus Large Cap Growth Portfolio	672,725
21,522	Maxim Loomis Sayles Small-Cap Value Portfolio	375,343
124,334	Maxim MFS International Growth Portfolio	1,264,479
288,451	Maxim S&P 500® Index	3,074,890
62,566	Maxim T Rowe Price Equity/Income Portfolio	863,413
35,847	Maxim T Rowe Price MidCap Growth Portfolio	580,370
39,800	MFS Value Fund A	861,281
43,699	Sentinel Small Company A	290,596
30,281	Van Kampen Small Cap Growth A	291,304
60,587	Virtus Foreign Opportunities A	1,258,971

TOTAL EQUITY MUTUAL FUNDS -- 77.38%		17,218,538
(Cost $16,411,242)

BOND MUTUAL FUNDS

13,442	American Century Inflation Adjusted Bond	154,837
2,030	Calvert Short Duration Income A	33,289
46,133	JP Morgan High Yield Bond	364,913
111,095	Maxim Bond Index Portfolio	1,470,897
141,984	Maxim Federated Bond Portfolio	1,472,379
57,793	Maxim Global Bond Portfolio	550,192
46,493	Maxim Putnam High Yield Bond Portfolio	366,366
3,275	Maxim Short Duration Bond Portfolio	33,307
84,160	Oppenheimer International Bond A	541,150

TOTAL BOND MUTUAL FUNDS -- 22.41%		4,987,330
(Cost $4,955,771)

MONEY MARKET MUTUAL FUNDS

46,630	Maxim Money Market Portfolio	46,630

TOTAL MONEY MARKET MUTUAL FUNDS -- 0.21%		46,630
(Cost $46,630)

TOTAL INVESTMENTS --- 100.00%		$22,252,498
(Cost $21,413,643)

OTHER ASSETS AND LIABILITIES --- 0.00%		$631

TOTAL NET ASSETS --- 100%		$22,253,129
(Cost $21,413,643)

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO II
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

51,997	Allianz NFJ Small Cap Value A	$1,310,355
101,518	American Century Growth Inv	2,342,019
58,716	BlackRock U.S. Opportunities Inv A	1,999,281
82,594	Goldman Sachs Midcap Value A	2,598,403
104,348	Harbor International Inv	5,706,780
123,704	Janus Adviser Perkins Mid Cap Value S	2,584,177
580,262	Maxim Index 600 Portfolio	4,607,282
460,312	Maxim Invesco ADR Portfolio	5,680,248
205,556	Maxim Janus Large Cap Growth Portfolio	2,353,620
74,831	Maxim Loomis Sayles Small-Cap Value Portfolio	1,305,061
435,495	Maxim MFS International Growth Portfolio	4,428,980
1,011,420	Maxim S&P 500® Index	10,781,735
220,329	Maxim T Rowe Price Equity/Income Portfolio	3,040,534
124,580	Maxim T Rowe Price MidCap Growth Portfolio	2,016,943
140,151	MFS Value Fund A	3,032,874
151,066	Sentinel Small Company A	1,004,587
104,683	Van Kampen Small Cap Growth A	1,007,048
212,184	Virtus Foreign Opportunities A	4,409,212

TOTAL EQUITY MUTUAL FUNDS -- 88.32%		60,209,139
(Cost $57,399,269)

BOND MUTUAL FUNDS

23,520	American Century Inflation Adjusted Bond	270,949
4,144	Calvert Short Duration Income A	67,962
73,228	JP Morgan High Yield Bond	579,235
173,941	Maxim Bond Index Portfolio	2,302,980
222,306	Maxim Federated Bond Portfolio	2,305,311
90,681	Maxim Global Bond Portfolio	863,280
73,799	Maxim Putnam High Yield Bond Portfolio	581,532
6,686	Maxim Short Duration Bond Portfolio	67,996
132,040	Oppenheimer International Bond A	849,017

TOTAL BOND MUTUAL FUNDS -- 11.58%		7,888,262
(Cost $7,847,202)

MONEY MARKET MUTUAL FUNDS

74,798	Maxim Money Market Portfolio	74,798

TOTAL MONEY MARKET MUTUAL FUNDS -- 0.11%		74,798
(Cost $74,798)

TOTAL INVESTMENTS --- 100.01%		$68,172,199
(Cost $65,321,269)

OTHER ASSETS AND LIABILITIES --- (0.01%)		$(4,467)

TOTAL NET ASSETS --- 100%		$68,167,732
(Cost $65,321,269)

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO III
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

1,202	Allianz NFJ Small Cap Value A	$30,288
2,350	American Century Growth Inv	54,216
1,364	BlackRock U.S. Opportunities Inv A	46,451
1,916	Goldman Sachs Midcap Value A	60,278
2,408	Harbor International Inv	131,694
2,869	Janus Adviser Perkins Mid Cap Value S	59,933
13,453	Maxim Index 600 Portfolio	106,816
10,622	Maxim Invesco ADR Portfolio	131,075
4,760	Maxim Janus Large Cap Growth Portfolio	54,500
1,730	Maxim Loomis Sayles Small-Cap Value Portfolio	30,164
10,066	Maxim MFS International Growth Portfolio	102,375
23,410	Maxim S&P 500® Index	249,547
5,087	Maxim T Rowe Price Equity/Income Portfolio	70,204
2,895	Maxim T Rowe Price MidCap Growth Portfolio	46,875
3,236	MFS Value Fund A	70,032
3,529	Sentinel Small Company A	23,466
2,446	Van Kampen Small Cap Growth A	23,530
4,904	Virtus Foreign Opportunities A	101,908

TOTAL EQUITY MUTUAL FUNDS -- 93.91%		1,393,352
(Cost $1,303,497)

BOND MUTUAL FUNDS

256	American Century Inflation Adjusted Bond	2,947
90	Calvert Short Duration Income A	1,479
863	JP Morgan High Yield Bond	6,824
1,893	Maxim Bond Index Portfolio	25,068
2,420	Maxim Federated Bond Portfolio	25,097
1,027	Maxim Global Bond Portfolio	9,773
869	Maxim Putnam High Yield Bond Portfolio	6,851
146	Maxim Short Duration Bond Portfolio	1,481
1,493	Oppenheimer International Bond A	9,604

TOTAL BOND MUTUAL FUNDS -- 6.01%		89,124
(Cost $88,546)

MONEY MARKET MUTUAL FUNDS

1,480	Maxim Money Market Portfolio	1,480

TOTAL MONEY MARKET MUTUAL FUNDS -- 0.10%		1,480
(Cost $1,480)

TOTAL INVESTMENTS --- 100.02%		$1,483,956
(Cost $1,393,523)

OTHER ASSETS AND LIABILITIES --- (0.02%)		$(225)

TOTAL NET ASSETS --- 100%		$1,483,731
(Cost $1,393,523)

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO I
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

7,331	Allianz NFJ Small Cap Value A	$184,727
12,395	American Century Growth Inv	285,951
7,147	BlackRock U.S. Opportunities Inv A	243,370
9,756	Goldman Sachs Midcap Value A	306,921
14,845	Harbor International Inv	811,886
14,612	Janus Adviser Perkins Mid Cap Value S	305,252
83,072	Maxim Index 600 Portfolio	659,595
65,482	Maxim Invesco ADR Portfolio	808,054
25,098	Maxim Janus Large Cap Growth Portfolio	287,368
10,549	Maxim Loomis Sayles Small-Cap Value Portfolio	183,983
63,873	Maxim MFS International Growth Portfolio	649,584
120,680	Maxim S&P 500® Index	1,286,450
25,780	Maxim T Rowe Price Equity/Income Portfolio	355,760
15,220	Maxim T Rowe Price MidCap Growth Portfolio	246,415
16,400	MFS Value Fund A	354,898
22,126	Sentinel Small Company A	147,140
15,332	Van Kampen Small Cap Growth A	147,490
31,126	Virtus Foreign Opportunities A	646,797

TOTAL EQUITY MUTUAL FUNDS -- 84.03%		7,911,641
(Cost $7,597,355)

BOND MUTUAL FUNDS

14,277	JP Morgan High Yield Bond	112,933
33,569	Maxim Bond Index Portfolio	444,449
42,901	Maxim Federated Bond Portfolio	444,888
20,537	Maxim Global Bond Portfolio	195,507
14,389	Maxim Putnam High Yield Bond Portfolio	113,386
29,912	Oppenheimer International Bond A	192,331

TOTAL BOND MUTUAL FUNDS -- 15.97%		1,503,494
(Cost $1,492,919)

TOTAL INVESTMENTS --- 100.00%		$9,415,135
(Cost $9,090,274)

OTHER ASSETS AND LIABILITIES --- 0.00%		$(77)

TOTAL NET ASSETS --- 100%		$9,415,058
(Cost $9,090,274)

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO II
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

25,205	Allianz NFJ Small Cap Value A	$635,199
42,510	American Century Growth Inv	980,697
24,597	BlackRock U.S. Opportunities Inv A	837,512
33,483	Goldman Sachs Midcap Value A	1,053,376
50,878	Harbor International Inv	2,782,526
50,146	Janus Adviser Perkins Mid Cap Value S	1,047,542
285,655	Maxim Index 600 Portfolio	2,268,100
224,440	Maxim Invesco ADR Portfolio	2,769,593
86,080	Maxim Janus Large Cap Growth Portfolio	985,620
36,274	Maxim Loomis Sayles Small-Cap Value Portfolio	632,612
220,352	Maxim MFS International Growth Portfolio	2,240,985
415,342	Maxim S&P 500® Index	4,427,547
88,339	Maxim T Rowe Price Equity/Income Portfolio	1,219,076
52,191	Maxim T Rowe Price MidCap Growth Portfolio	844,972
56,191	MFS Value Fund A	1,215,971
75,876	Sentinel Small Company A	504,574
52,582	Van Kampen Small Cap Growth A	505,841
107,362	Virtus Foreign Opportunities A	2,230,979

TOTAL EQUITY MUTUAL FUNDS -- 91.63%		27,182,722
(Cost $25,977,124)

BOND MUTUAL FUNDS

22,494	JP Morgan High Yield Bond	177,926
55,648	Maxim Bond Index Portfolio	736,781
71,123	Maxim Federated Bond Portfolio	737,541
34,727	Maxim Global Bond Portfolio	330,603
22,669	Maxim Putnam High Yield Bond Portfolio	178,628
50,557	Oppenheimer International Bond A	325,082

TOTAL BOND MUTUAL FUNDS -- 8.38%		2,486,561
(Cost $2,474,210)

TOTAL INVESTMENTS --- 100.01%		$29,669,283
(Cost $28,451,334)

OTHER ASSETS AND LIABILITIES --- (0.01%)		$(2,283)

TOTAL NET ASSETS --- 100%		$29,667,000
(Cost $28,451,334)

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO III
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

383	Allianz NFJ Small Cap Value A	$9,658
648	American Century Growth Inv	14,939
374	BlackRock U.S. Opportunities Inv A	12,751
506	Goldman Sachs Midcap Value A	15,923
774	Harbor International Inv	42,329
758	Janus Adviser Perkins Mid Cap Value S	15,833
4,349	Maxim Index 600 Portfolio	34,528
3,414	Maxim Invesco ADR Portfolio	42,131
1,311	Maxim Janus Large Cap Growth Portfolio	15,016
551	Maxim Loomis Sayles Small-Cap Value Portfolio	9,618
3,338	Maxim MFS International Growth Portfolio	33,949
6,310	Maxim S&P 500® Index	67,264
1,349	Maxim T Rowe Price Equity/Income Portfolio	18,615
795	Maxim T Rowe Price MidCap Growth Portfolio	12,867
858	MFS Value Fund A	18,566
1,164	Sentinel Small Company A	7,738
807	Van Kampen Small Cap Growth A	7,759
1,626	Virtus Foreign Opportunities A	33,795

TOTAL EQUITY MUTUAL FUNDS -- 95.02%		413,279
(Cost $385,730)

BOND MUTUAL FUNDS

192	JP Morgan High Yield Bond	1,522
489	Maxim Bond Index Portfolio	6,479
625	Maxim Federated Bond Portfolio	6,486
301	Maxim Global Bond Portfolio	2,864
194	Maxim Putnam High Yield Bond Portfolio	1,528
438	Oppenheimer International Bond A	2,815

TOTAL BOND MUTUAL FUNDS -- 4.99%		21,694
(Cost $21,495)

TOTAL INVESTMENTS --- 100.01%		$434,973
(Cost $407,225)

OTHER ASSETS AND LIABILITIES --- (0.01%)		$(55)

TOTAL NET ASSETS --- 100%		$434,918
(Cost $407,225)

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO I
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

2,648	Allianz NFJ Small Cap Value A	$66,719
3,851	American Century Growth Inv	88,842
2,234	BlackRock U.S. Opportunities Inv A	76,066
2,986	Goldman Sachs Midcap Value A	93,953
5,475	Harbor International Inv	299,432
4,473	Janus Adviser Perkins Mid Cap Value S	93,438
30,178	Maxim Index 600 Portfolio	239,617
24,150	Maxim Invesco ADR Portfolio	298,016
7,799	Maxim Janus Large Cap Growth Portfolio	89,293
3,810	Maxim Loomis Sayles Small-Cap Value Portfolio	66,449
24,089	Maxim MFS International Growth Portfolio	244,985
37,123	Maxim S&P 500® Index	395,733
7,911	Maxim T Rowe Price Equity/Income Portfolio	109,166
4,740	Maxim T Rowe Price MidCap Growth Portfolio	76,737
5,032	MFS Value Fund A	108,892
8,168	Sentinel Small Company A	54,317
5,661	Van Kampen Small Cap Growth A	54,455
11,738	Virtus Foreign Opportunities A	243,906

TOTAL EQUITY MUTUAL FUNDS -- 85.03%		2,700,016
(Cost $2,557,023)

BOND MUTUAL FUNDS

4,214	JP Morgan High Yield Bond	33,332
10,008	Maxim Bond Index Portfolio	132,506
12,791	Maxim Federated Bond Portfolio	132,643
7,603	Maxim Global Bond Portfolio	72,379
4,247	Maxim Putnam High Yield Bond Portfolio	33,463
11,069	Oppenheimer International Bond A	71,172

TOTAL BOND MUTUAL FUNDS -- 14.97%		475,495
(Cost $470,794)

TOTAL INVESTMENTS --- 100.00%		$3,175,511
(Cost $3,027,817)

OTHER ASSETS AND LIABILITIES --- 0.00%		$(55)

TOTAL NET ASSETS --- 100%		$3,175,456
(Cost $3,027,817)

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO II
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

3,935	Allianz NFJ Small Cap Value A	$99,165
5,775	American Century Growth Inv	133,225
3,317	BlackRock U.S. Opportunities Inv A	112,930
4,476	Goldman Sachs Midcap Value A	140,812
8,163	Harbor International Inv	446,457
6,703	Janus Adviser Perkins Mid Cap Value S	140,023
45,228	Maxim Index 600 Portfolio	359,108
36,010	Maxim Invesco ADR Portfolio	444,369
11,696	Maxim Janus Large Cap Growth Portfolio	133,916
5,663	Maxim Loomis Sayles Small-Cap Value Portfolio	98,757
36,066	Maxim MFS International Growth Portfolio	366,793
55,865	Maxim S&P 500® Index	595,517
11,790	Maxim T Rowe Price Equity/Income Portfolio	162,707
7,038	Maxim T Rowe Price MidCap Growth Portfolio	113,953
7,499	MFS Value Fund A	162,283
12,195	Sentinel Small Company A	81,099
8,453	Van Kampen Small Cap Growth A	81,315
17,571	Virtus Foreign Opportunities A	365,130

TOTAL EQUITY MUTUAL FUNDS -- 92.02%		4,037,559
(Cost $3,882,137)

BOND MUTUAL FUNDS

3,050	JP Morgan High Yield Bond	24,126
7,406	Maxim Bond Index Portfolio	98,054
9,466	Maxim Federated Bond Portfolio	98,160
5,603	Maxim Global Bond Portfolio	53,344
3,074	Maxim Putnam High Yield Bond Portfolio	24,219
8,155	Oppenheimer International Bond A	52,434

TOTAL BOND MUTUAL FUNDS -- 7.99%		350,337
(Cost $348,710)

TOTAL INVESTMENTS --- 100.01%		$4,387,896
(Cost $4,230,847)

OTHER ASSETS AND LIABILITIES --- (0.01%)		$(358)

TOTAL NET ASSETS --- 100%		$4,387,538
(Cost $4,230,847)

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO III
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

95	Allianz NFJ Small Cap Value A	$2,381
138	American Century Growth Inv	3,181
80	BlackRock U.S. Opportunities Inv A	2,731
107	Goldman Sachs Midcap Value A	3,369
196	Harbor International Inv	10,706
160	Janus Adviser Perkins Mid Cap Value S	3,350
1,081	Maxim Index 600 Portfolio	8,581
863	Maxim Invesco ADR Portfolio	10,655
279	Maxim Janus Large Cap Growth Portfolio	3,198
136	Maxim Loomis Sayles Small-Cap Value Portfolio	2,372
861	Maxim MFS International Growth Portfolio	8,754
1,337	Maxim S&P 500® Index	14,253
285	Maxim T Rowe Price Equity/Income Portfolio	3,928
170	Maxim T Rowe Price MidCap Growth Portfolio	2,756
181	MFS Value Fund A	3,917
290	Sentinel Small Company A	1,931
201	Van Kampen Small Cap Growth A	1,937
419	Virtus Foreign Opportunities A	8,715

TOTAL EQUITY MUTUAL FUNDS -- 95.02%		96,715
(Cost $86,236)

BOND MUTUAL FUNDS

45	JP Morgan High Yield Bond	356
107	Maxim Bond Index Portfolio	1,415
137	Maxim Federated Bond Portfolio	1,417
81	Maxim Global Bond Portfolio	773
45	Maxim Putnam High Yield Bond Portfolio	358
118	Oppenheimer International Bond A	760

TOTAL BOND MUTUAL FUNDS -- 4.99%		5,079
(Cost $4,941)

TOTAL INVESTMENTS --- 100.01%		$101,794
(Cost $91,177)

OTHER ASSETS AND LIABILITIES --- (0.01%)		$(7)

TOTAL NET ASSETS --- 100%		$101,787
(Cost $91,177)

		(Concluded)

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2010 were as follows:

	Cost For
	Income			Net
	Tax	Gross	Gross	Unrealized
	Purposes	Appreciation	Depreciation	Appreciation
Lifetime 2015 Portfolio I	$29,339,587	730,419	(52,015)	678,404
Lifetime 2015 Portfolio II	75,310,930	2,166,844	(128,217)	2,038,627
Lifetime 2015 Portfolio III	1,809,682	101,255	(2,407)	98,848
Lifetime 2025 Portfolio I	33,221,612	1,109,408	(35,807)	1,073,601
Lifetime 2025 Portfolio II	97,706,642	3,732,572	(89,439)	3,643,133
Lifetime 2025 Portfolio III	2,426,156	152,774	(1,529)	151,245
Lifetime 2035 Portfolio I	21,413,767	850,460	(11,729)	838,731
Lifetime 2035 Portfolio II	65,321,690	2,872,157	(21,648)	2,850,509
Lifetime 2035 Portfolio III	1,393,626	90,819	(489)	90,330
Lifetime 2045 Portfolio I	9,092,629	325,578	(3,072)	322,506
Lifetime 2045 Portfolio II	28,454,613	1,223,052	(8,382)	1,214,670
Lifetime 2045 Portfolio III	407,321	27,714	(62)	27,652
Lifetime 2055 Portfolio I	3,028,545	147,939	(974)	146,965
Lifetime 2055 Portfolio II	4,230,857	158,346	(1,307)	157,039
Lifetime 2055 Portfolio III	91,178	10,615	-	10,615

The Portfolios classify their valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2010 and throughout the period, the only investments of each Portfolio were in mutual funds that were actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Below is a summary of the transactions for each underlying investment during the period ended March 31, 2010, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Maxim Lifetime 2015 Portfolio I

Maxim Bond Index Portfolio	305,832	$1,904,759	$2,479,842	$178,994	$759	$32,062	$4,049,211
Maxim Federated Bond Portfolio	390,859	1,911,188	2,479,967	177,320	2,500	35,112	4,053,210
Maxim Global Bond Portfolio	126,387	563,531	702,838	55,201	2,612	-	1,203,203
Maxim Index 600 Portfolio	93,427	356,218	460,198	57,965	6,313	-	741,807
Maxim Invesco ADR Portfolio	77,052	454,004	573,600	46,606	867	-	950,817
Maxim Janus Large Cap Growth Portfolio	47,830	259,941	333,711	30,987	1,424	-	547,655
Maxim Loomis Sayles Small-Cap Value Portfolio	12,486	103,779	128,016	11,534	690	-	217,753
Maxim MFS International Growth Portfolio	68,496	329,476	415,183	29,999	941	-	696,602
Maxim Money Market Portfolio	863,928	407,158	532,782	38,006	-	-	863,928
Maxim Putnam High Yield Bond Portfolio	130,211	482,118	608,015	46,603	1,009	-	1,026,062
Maxim S&P 500® Index	245,652	1,230,183	1,551,127	134,328	9,344	-	2,618,651
Maxim Short Duration Bond Portfolio	67,841	323,878	422,980	29,934	550	6,189	689,939
Maxim T Rowe Price Equity/Income Portfolio	55,252	357,152	461,949	47,174	3,171	-	762,472
Maxim T Rowe Price MidCap Growth Portfolio	28,871	220,127	274,553	27,370	2,471	-	467,421

TOTAL					$32,651	$73,363	$18,888,731

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Maxim Lifetime 2015 Portfolio II

Maxim Bond Index Portfolio	642,284	$2,448,881	$6,318,125	$247,479	$756	$70,072	$8,503,835
Maxim Federated Bond Portfolio	820,883	2,457,387	6,299,256	254,314	2,568	76,735	8,512,560
Maxim Global Bond Portfolio	263,794	719,980	1,788,465	95,956	3,585	-	2,511,323
Maxim Index 600 Portfolio	303,173	708,309	1,713,378	163,099	26,109	-	2,407,194
Maxim Invesco ADR Portfolio	252,086	909,834	2,227,972	89,386	(93)	-	3,110,746
Maxim Janus Large Cap Growth Portfolio	157,749	525,106	1,287,916	74,771	4,400	-	1,806,226
Maxim Loomis Sayles Small-Cap Value Portfolio	40,971	208,605	508,243	34,458	3,627	-	714,534
Maxim MFS International Growth Portfolio	222,496	655,661	1,620,897	67,997	600	-	2,262,785
Maxim Money Market Portfolio	1,776,982	512,704	1,321,392	57,114	-	-	1,776,982
Maxim Putnam High Yield Bond Portfolio	276,231	626,447	1,556,630	65,008	331	-	2,176,696
Maxim S&P 500® Index	803,769	2,465,012	6,025,993	315,382	22,583	-	8,568,177
Maxim Short Duration Bond Portfolio	140,537	410,763	1,063,539	47,342	606	13,341	1,429,262
Maxim T Rowe Price Equity/Income Portfolio	180,038	712,590	1,741,863	102,762	8,100	-	2,484,529
Maxim T Rowe Price MidCap Growth Portfolio	95,975	448,115	1,091,430	82,876	9,859	-	1,553,834

TOTAL					$83,031	$160,148	$47,818,683

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Maxim Lifetime 2015 Portfolio III

Maxim Bond Index Portfolio	11,752	$126,183	$30,831	$2,057	$-	$1,316	$155,603
Maxim Federated Bond Portfolio	15,021	126,622	30,298	2,564	17	1,441	155,773
Maxim Global Bond Portfolio	4,881	37,509	7,939	1,274	35	-	46,464
Maxim Index 600 Portfolio	9,255	60,879	11,381	4,152	617	-	73,487
Maxim Invesco ADR Portfolio	7,694	78,276	16,608	1,614	19	-	94,940
Maxim Janus Large Cap Growth Portfolio	4,843	45,386	9,885	1,377	89	-	55,454
Maxim Loomis Sayles Small-Cap Value Portfolio	1,228	17,603	3,318	582	53	-	21,410
Maxim MFS International Growth Portfolio	6,812	56,551	12,285	683	(1)	-	69,280
Maxim Money Market Portfolio	32,584	26,474	6,726	616	-	-	32,584
Maxim Putnam High Yield Bond Portfolio	4,989	31,822	6,606	543	-	-	39,312
Maxim S&P 500® Index	24,671	212,978	41,345	4,724	306	-	262,994
Maxim Short Duration Bond Portfolio	2,623	21,581	5,402	566	5	255	26,675
Maxim T Rowe Price Equity/Income Portfolio	5,496	61,223	12,210	2,322	176	-	75,843
Maxim T Rowe Price MidCap Growth Portfolio	2,959	38,897	7,296	1,826	185	-	47,905

TOTAL					$1,501	$3,012	$1,157,724

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Maxim Lifetime 2025 Portfolio I

Maxim Bond Index Portfolio	287,301	$1,803,399	$2,073,641	$79,469	$292	$30,241	$3,803,867
Maxim Federated Bond Portfolio	367,179	1,809,417	2,057,972	78,606	1,153	33,118	3,807,649
Maxim Global Bond Portfolio	134,789	605,621	651,248	28,108	1,678	-	1,283,187
Maxim Index 600 Portfolio	172,776	663,909	695,057	73,706	11,971	-	1,371,843
Maxim Invesco ADR Portfolio	138,229	820,467	898,768	40,608	452	-	1,705,748
Maxim Janus Large Cap Growth Portfolio	72,307	395,957	435,732	29,244	2,087	-	827,920
Maxim Loomis Sayles Small-Cap Value Portfolio	22,259	186,450	196,621	11,791	1,256	-	388,198
Maxim MFS International Growth Portfolio	125,455	607,979	675,141	28,375	612	-	1,275,874
Maxim Money Market Portfolio	386,984	183,804	211,218	8,038	-	-	386,984
Maxim Putnam High Yield Bond Portfolio	122,420	456,768	499,383	20,108	546	-	964,673
Maxim S&P 500® Index	364,263	1,838,217	1,984,901	109,684	10,437	-	3,883,042
Maxim Short Duration Bond Portfolio	31,654	152,299	174,404	6,591	122	2,899	321,918
Maxim T Rowe Price Equity/Income Portfolio	80,283	522,973	569,148	42,529	4,385	-	1,107,902
Maxim T Rowe Price MidCap Growth Portfolio	44,653	343,138	358,918	25,401	3,527	-	722,935

TOTAL					$38,518	$66,258	$21,851,740

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Maxim Lifetime 2025 Portfolio II

Maxim Bond Index Portfolio	551,691	$3,312,254	$4,128,434	$140,154	$(388)	$59,695	$7,304,386
Maxim Federated Bond Portfolio	705,090	3,323,595	4,104,480	143,869	1,387	65,371	7,311,786
Maxim Global Bond Portfolio	258,995	1,112,839	1,317,841	65,425	4,105	-	2,465,631
Maxim Index 600 Portfolio	636,320	2,339,919	2,610,871	234,165	23,338	-	5,052,380
Maxim Invesco ADR Portfolio	511,529	2,904,671	3,423,356	116,786	4,606	-	6,312,267
Maxim Janus Large Cap Growth Portfolio	270,322	1,416,171	1,651,356	71,211	5,244	-	3,095,189
Maxim Loomis Sayles Small-Cap Value Portfolio	83,629	670,253	756,864	35,189	2,320	-	1,458,482
Maxim MFS International Growth Portfolio	467,040	2,165,663	2,585,260	85,358	5,501	-	4,749,796
Maxim Money Market Portfolio	799,014	363,007	453,558	17,551	-	-	799,014
Maxim Putnam High Yield Bond Portfolio	233,751	834,318	990,142	33,191	1,838	-	1,841,955
Maxim S&P 500® Index	1,352,158	6,526,723	7,498,760	253,763	23,565	-	14,414,004
Maxim Short Duration Bond Portfolio	59,669	274,603	343,812	14,280	151	5,618	606,831
Maxim T Rowe Price Equity/Income Portfolio	299,028	1,862,932	2,133,285	91,234	7,676	-	4,126,586
Maxim T Rowe Price MidCap Growth Portfolio	163,966	1,205,143	1,357,895	80,752	8,279	-	2,654,606

TOTAL					$87,622	$130,684	$62,192,913

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Maxim Lifetime 2025 Portfolio III

Maxim Bond Index Portfolio	7,736	$86,032	$37,246	$21,268	$(1)	$860	$102,422
Maxim Federated Bond Portfolio	9,887	86,348	36,791	21,371	173	942	102,533
Maxim Global Bond Portfolio	3,704	29,494	11,608	7,381	112	-	35,265
Maxim Index 600 Portfolio	19,054	130,168	46,969	34,399	2,748	-	151,286
Maxim Invesco ADR Portfolio	15,205	160,319	61,443	37,782	(324)	-	187,630
Maxim Janus Large Cap Growth Portfolio	8,045	78,170	30,445	18,489	212	-	92,110
Maxim Loomis Sayles Small-Cap Value Portfolio	2,492	37,097	13,514	8,805	405	-	43,463
Maxim MFS International Growth Portfolio	13,915	119,739	46,577	27,368	(378)	-	141,518
Maxim Money Market Portfolio	8,228	6,926	3,040	1,739	-	-	8,228
Maxim Putnam High Yield Bond Portfolio	3,284	21,717	8,546	5,324	9	-	25,874
Maxim S&P 500® Index	40,309	360,855	132,035	82,170	1,741	-	429,697
Maxim Short Duration Bond Portfolio	885	7,543	3,293	1,910	15	86	8,998
Maxim T Rowe Price Equity/Income Portfolio	8,895	102,763	38,030	24,873	708	-	122,748
Maxim T Rowe Price MidCap Growth Portfolio	4,871	66,451	24,076	16,508	779	-	78,860

TOTAL					$6,199	$1,888	$1,530,632

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Maxim Lifetime 2035 Portfolio I

Maxim Bond Index Portfolio	111,095	$635,373	$853,725	$20,341	$(38)	$11,798	$1,470,897
Maxim Federated Bond Portfolio	141,984	637,442	852,888	24,926	96	12,920	1,472,379
Maxim Global Bond Portfolio	57,793	236,567	306,111	15,640	743	-	550,192
Maxim Index 600 Portfolio	167,342	585,365	707,460	52,137	5,043	-	1,328,694
Maxim Invesco ADR Portfolio	131,095	708,690	910,515	27,172	544	-	1,617,711
Maxim Janus Large Cap Growth Portfolio	58,753	293,101	363,895	6,443	241	-	672,725
Maxim Loomis Sayles Small-Cap Value Portfolio	21,522	164,110	200,971	6,575	329	-	375,343
Maxim MFS International Growth Portfolio	124,334	548,851	706,749	12,140	444	-	1,264,479
Maxim Money Market Portfolio	46,630	20,177	27,247	795	-	-	46,630
Maxim Putnam High Yield Bond Portfolio	46,493	158,012	204,190	6,637	142	-	366,366
Maxim S&P 500® Index	288,451	1,325,868	1,655,389	44,782	3,124	-	3,074,890
Maxim Short Duration Bond Portfolio	3,275	14,356	19,432	662	5	303	33,307
Maxim T Rowe Price Equity/Income Portfolio	62,566	371,197	461,690	16,922	1,137	-	863,413
Maxim T Rowe Price MidCap Growth Portfolio	35,847	250,811	304,032	12,894	1,007	-	580,370

TOTAL					$12,817	$25,021	$13,717,396

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Maxim Lifetime 2035 Portfolio II

Maxim Bond Index Portfolio	173,941	$980,470	$1,343,200	$21,478	$73	$18,664	$2,302,980
Maxim Federated Bond Portfolio	222,306	983,817	1,334,472	21,181	375	20,439	2,305,311
Maxim Global Bond Portfolio	90,681	365,839	469,654	7,372	497	-	863,280
Maxim Index 600 Portfolio	580,262	2,003,395	2,457,815	151,106	21,498	-	4,607,282
Maxim Invesco ADR Portfolio	460,312	2,454,451	3,190,266	50,512	1,411	-	5,680,248
Maxim Janus Large Cap Growth Portfolio	205,556	1,011,095	1,305,883	37,863	3,079	-	2,353,620
Maxim Loomis Sayles Small-Cap Value Portfolio	74,831	563,110	700,200	16,311	1,728	-	1,305,061
Maxim MFS International Growth Portfolio	435,495	1,896,161	2,492,666	37,973	2,357	-	4,428,980
Maxim Money Market Portfolio	74,798	31,905	43,588	695	-	-	74,798
Maxim Putnam High Yield Bond Portfolio	73,799	247,296	323,359	5,025	336	-	581,532
Maxim S&P 500® Index	1,011,420	4,583,950	5,832,638	107,265	10,102	-	10,781,735
Maxim Short Duration Bond Portfolio	6,686	28,888	39,437	620	13	624	67,996
Maxim T Rowe Price Equity/Income Portfolio	220,329	1,288,890	1,638,846	46,237	4,853	-	3,040,534
Maxim T Rowe Price MidCap Growth Portfolio	124,580	859,781	1,062,452	33,943	5,335	-	2,016,943

TOTAL					$51,657	$39,727	$40,410,300

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Maxim Lifetime 2035 Portfolio III

Maxim Bond Index Portfolio	1,893	$20,613	$7,734	$3,390	$(4)	$229	$25,068
Maxim Federated Bond Portfolio	2,420	20,689	7,644	3,448	35	251	25,097
Maxim Global Bond Portfolio	1,027	8,006	2,682	1,373	69	-	9,773
Maxim Index 600 Portfolio	13,453	90,037	26,468	16,810	2,724	-	106,816
Maxim Invesco ADR Portfolio	10,622	109,708	35,862	16,856	309	-	131,075
Maxim Janus Large Cap Growth Portfolio	4,760	45,305	14,677	6,904	522	-	54,500
Maxim Loomis Sayles Small-Cap Value Portfolio	1,730	25,220	7,543	3,966	448	-	30,164
Maxim MFS International Growth Portfolio	10,066	84,848	28,272	12,503	272	-	102,375
Maxim Money Market Portfolio	1,480	1,220	469	209	-	-	1,480
Maxim Putnam High Yield Bond Portfolio	869	5,632	1,887	925	20	-	6,851
Maxim S&P 500® Index	23,410	205,274	61,260	29,195	2,468	-	249,547
Maxim Short Duration Bond Portfolio	146	1,215	463	210	2	15	1,481
Maxim T Rowe Price Equity/Income Portfolio	5,087	57,569	17,352	8,981	815	-	70,204
Maxim T Rowe Price MidCap Growth Portfolio	2,895	38,692	11,438	6,494	811	-	46,875

TOTAL					$8,491	$495	$861,306

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Maxim Lifetime 2045 Portfolio I

Maxim Bond Index Portfolio	33,569	$210,755	$249,902	$17,638	$47	$3,524	$444,449
Maxim Federated Bond Portfolio	42,901	211,386	249,705	18,878	193	3,859	444,888
Maxim Global Bond Portfolio	20,537	92,258	105,108	9,875	501	-	195,507
Maxim Index 600 Portfolio	83,072	318,104	341,853	41,140	3,897	-	659,595
Maxim Invesco ADR Portfolio	65,482	387,891	440,783	28,391	(334)	-	808,054
Maxim Janus Large Cap Growth Portfolio	25,098	137,387	153,307	10,820	311	-	287,368
Maxim Loomis Sayles Small-Cap Value Portfolio	10,549	88,056	95,783	7,219	378	-	183,983
Maxim MFS International Growth Portfolio	63,873	309,175	356,422	21,783	30	-	649,584
Maxim Putnam High Yield Bond Portfolio	14,389	53,660	61,039	4,583	95	-	113,386
Maxim S&P 500® Index	120,680	608,418	669,041	42,376	2,403	-	1,286,450
Maxim T Rowe Price Equity/Income Portfolio	25,780	167,737	184,758	14,575	769	-	355,760
Maxim T Rowe Price MidCap Growth Portfolio	15,220	116,653	125,788	11,207	994	-	246,415

TOTAL					$9,284	$7,383	$5,675,439

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Maxim Lifetime 2045 Portfolio II

Maxim Bond Index Portfolio	55,648	$332,504	$412,751	$9,186	$12	$6,013	$736,781
Maxim Federated Bond Portfolio	71,123	333,706	409,727	9,132	89	6,585	737,541
Maxim Global Bond Portfolio	34,727	148,581	172,079	3,917	132	-	330,603
Maxim Index 600 Portfolio	285,655	1,047,670	1,145,789	77,584	8,134	-	2,268,100
Maxim Invesco ADR Portfolio	224,440	1,270,905	1,486,682	33,989	25	-	2,769,593
Maxim Janus Large Cap Growth Portfolio	86,080	449,363	520,689	16,251	716	-	985,620
Maxim Loomis Sayles Small-Cap Value Portfolio	36,274	289,914	321,774	8,314	222	-	632,612
Maxim MFS International Growth Portfolio	220,352	1,018,496	1,208,156	26,855	280	-	2,240,985
Maxim Putnam High Yield Bond Portfolio	22,669	80,564	95,109	2,183	23	-	178,628
Maxim S&P 500® Index	415,342	1,997,457	2,280,507	51,865	2,275	-	4,427,547
Maxim T Rowe Price Equity/Income Portfolio	88,339	548,291	623,063	18,965	1,075	-	1,219,076
Maxim T Rowe Price MidCap Growth Portfolio	52,191	382,400	421,636	15,375	1,027	-	844,972

TOTAL					$14,010	$12,598	$17,372,058

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Maxim Lifetime 2045 Portfolio III

Maxim Bond Index Portfolio	489	$3,764	$3,311	$595	$9	$54	$6,479
Maxim Federated Bond Portfolio	625	3,777	3,294	605	21	60	6,486
Maxim Global Bond Portfolio	301	1,657	1,372	280	20	-	2,864
Maxim Index 600 Portfolio	4,349	20,535	15,911	4,125	640	-	34,528
Maxim Invesco ADR Portfolio	3,414	24,882	20,085	3,489	423	-	42,131
Maxim Janus Large Cap Growth Portfolio	1,311	8,810	7,082	1,285	173	-	15,016
Maxim Loomis Sayles Small-Cap Value Portfolio	551	5,675	4,431	904	121	-	9,618
Maxim MFS International Growth Portfolio	3,338	19,855	16,138	2,624	381	-	33,949
Maxim Putnam High Yield Bond Portfolio	194	887	735	138	12	-	1,528
Maxim S&P 500® Index	6,310	39,053	30,603	5,392	785	-	67,264
Maxim T Rowe Price Equity/Income Portfolio	1,349	10,774	8,469	1,646	241	-	18,615
Maxim T Rowe Price MidCap Growth Portfolio	795	7,495	5,834	1,260	200	-	12,867

TOTAL					$3,026	$114	$251,345

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Maxim Lifetime 2055 Portfolio I

Maxim Bond Index Portfolio	10,008	$77,847	$62,392	$8,143	$(3)	$1,085	$132,506
Maxim Federated Bond Portfolio	12,791	78,082	62,297	8,561	65	1,187	132,643
Maxim Global Bond Portfolio	7,603	42,274	32,112	5,173	200	-	72,379
Maxim Index 600 Portfolio	30,178	143,280	102,724	22,549	2,345	-	239,617
Maxim Invesco ADR Portfolio	24,150	177,028	133,784	17,103	298	-	298,016
Maxim Janus Large Cap Growth Portfolio	7,799	52,773	39,609	5,973	287	-	89,293
Maxim Loomis Sayles Small-Cap Value Portfolio	3,810	39,443	28,632	4,701	274	-	66,449
Maxim MFS International Growth Portfolio	24,089	144,193	110,817	13,406	309	-	244,985
Maxim Putnam High Yield Bond Portfolio	4,247	19,607	14,872	2,048	33	-	33,463
Maxim S&P 500® Index	37,123	231,674	168,392	22,438	1,504	-	395,733
Maxim T Rowe Price Equity/Income Portfolio	7,911	63,745	46,687	7,294	539	-	109,166
Maxim T Rowe Price MidCap Growth Portfolio	4,740	45,035	32,456	5,904	539	-	76,737

TOTAL					$6,390	$2,272	$1,890,987

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Maxim Lifetime 2055 Portfolio II

Maxim Bond Index Portfolio	7,406	$32,969	$66,048	$769	$14	$828	$98,054
Maxim Federated Bond Portfolio	9,466	33,080	65,766	777	29	908	98,160
Maxim Global Bond Portfolio	5,603	17,844	34,200	575	45	-	53,344
Maxim Index 600 Portfolio	45,228	123,262	223,242	7,074	785	-	359,108
Maxim Invesco ADR Portfolio	36,010	151,545	290,717	4,633	799	-	444,369
Maxim Janus Large Cap Growth Portfolio	11,696	45,416	85,418	619	166	-	133,916
Maxim Loomis Sayles Small-Cap Value Portfolio	5,663	33,630	62,351	825	67	-	98,757
Maxim MFS International Growth Portfolio	36,066	123,958	237,947	1,789	563	-	366,793
Maxim Putnam High Yield Bond Portfolio	3,074	8,130	15,737	230	23	-	24,219
Maxim S&P 500® Index	55,865	199,840	378,143	5,464	915	-	595,517
Maxim T Rowe Price Equity/Income Portfolio	11,790	54,433	102,602	1,962	316	-	162,707
Maxim T Rowe Price MidCap Growth Portfolio	7,038	38,335	70,334	1,036	127	-	113,953

TOTAL					$3,849	$1,736	$2,548,897

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Maxim Lifetime 2055 Portfolio III

Maxim Bond Index Portfolio	107	$805	$627	$19	$-	$12	$1,415
Maxim Federated Bond Portfolio	137	808	625	23	1	13	1,417
Maxim Global Bond Portfolio	81	438	322	17	2	-	773
Maxim Index 600 Portfolio	1,081	4,999	3,413	300	105	-	8,581
Maxim Invesco ADR Portfolio	863	6,164	4,438	24	8	-	10,655
Maxim Janus Large Cap Growth Portfolio	279	1,838	1,314	23	7	-	3,198
Maxim Loomis Sayles Small-Cap Value Portfolio	136	1,371	942	30	9	-	2,372
Maxim MFS International Growth Portfolio	861	5,015	3,668	1	-	-	8,754
Maxim Putnam High Yield Bond Portfolio	45	203	148	4	1	-	358
Maxim S&P 500® Index	1,337	8,104	5,584	23	7	-	14,253
Maxim T Rowe Price Equity/Income Portfolio	285	2,226	1,551	42	14	-	3,928
Maxim T Rowe Price MidCap Growth Portfolio	170	1,572	1,078	52	18	-	2,756

TOTAL					$172	$25	$58,460

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2015 PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

286	Maxim Index 600 Portfolio	2,274
837	Maxim S&P 500® Index	8,919
344	Ridgeworth International Equity Index	4,380

TOTAL EQUITY MUTUAL FUNDS -- 59.57%		15,573
(Cost $15,098)

BOND MUTUAL FUNDS

692	Maxim Bond Index Portfolio	$9,161

TOTAL BOND MUTUAL FUNDS -- 35.04%		9,161
(Cost $9,254)

MONEY MARKET MUTUAL FUNDS

1,411	Maxim Money Market Portfolio	1,411

TOTAL MONEY MARKET MUTUAL FUNDS -- 5.4%		1,411
(Cost $1,411)

TOTAL INVESTMENTS --- 100.01%		$26,145
(Cost $25,763)

OTHER ASSETS AND LIABILITIES--- (0.01)%		$(2)

TOTAL NET ASSETS--- 100%		$26,143
(Cost $25,763)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2025 PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

367	Maxim Index 600 Portfolio	2,917
966	Maxim S&P 500® Index	10,299
450	Ridgeworth International Equity Index	5,719

TOTAL EQUITY MUTUAL FUNDS -- 72.44%		18,935
(Cost $18,400)

BOND MUTUAL FUNDS

495	Maxim Bond Index Portfolio	$6,551

TOTAL BOND MUTUAL FUNDS -- 25.07%		6,551
(Cost $6,618)

MONEY MARKET MUTUAL FUNDS

653	Maxim Money Market Portfolio	653

TOTAL MONEY MARKET MUTUAL FUNDS -- 2.50%		653
(Cost $653)

TOTAL INVESTMENTS --- 100.01%		$26,139
(Cost $25,671)

OTHER ASSETS AND LIABILITIES--- (0.01)%		$(3)

TOTAL NET ASSETS--- 100%		$26,136
(Cost $25,671)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2035 PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

493	Maxim Index 600 Portfolio	3,911
1,080	Maxim S&P 500® Index	11,517
611	Ridgeworth International Equity Index	7,774

TOTAL EQUITY MUTUAL FUNDS -- 88.38%		23,202
(Cost $22,634)

BOND MUTUAL FUNDS

225	Maxim Bond Index Portfolio	$2,974

TOTAL BOND MUTUAL FUNDS -- 11.33%		2,974
(Cost $3,004)

MONEY MARKET MUTUAL FUNDS

79	Maxim Money Market Portfolio	79

TOTAL MONEY MARKET MUTUAL FUNDS -- 0.30%		79
(Cost $79)

TOTAL INVESTMENTS --- 100.01%		$26,255
(Cost $25,717)

OTHER ASSETS AND LIABILITIES--- (0.01)%		$(3)

TOTAL NET ASSETS--- 100%		$26,252
(Cost $25,717)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2045 PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

545	Maxim Index 600 Portfolio	4,327
1,019	Maxim S&P 500® Index	10,863
699	Ridgeworth International Equity Index	8,887

TOTAL EQUITY MUTUAL FUNDS -- 91.66%		24,077
(Cost $23,582)

BOND MUTUAL FUNDS

166	Maxim Bond Index Portfolio	$2,192

TOTAL BOND MUTUAL FUNDS -- 8.35%		2,192
(Cost $2,214)

TOTAL INVESTMENTS --- 100.01%		$26,269
(Cost $25,796)

OTHER ASSETS AND LIABILITIES--- (0.01)%		$(3)

TOTAL NET ASSETS--- 100%		$26,266
(Cost $25,796)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2055 PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

576	Maxim Index 600 Portfolio	4,576
923	Maxim S&P 500® Index	9,842
764	Ridgeworth International Equity Index	9,715

TOTAL EQUITY MUTUAL FUNDS -- 92.06%		24,133
(Cost $23,729)

BOND MUTUAL FUNDS

157	Maxim Bond Index Portfolio	$2,083

TOTAL BOND MUTUAL FUNDS -- 7.95%		2,083
(Cost $2,104)

TOTAL INVESTMENTS --- 100.01%		$26,216
(Cost $25,833)

OTHER ASSETS AND LIABILITIES--- (0.01)%		$(3)

TOTAL NET ASSETS--- 100%		$26,213
(Cost $25,833)

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2010 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
SecureFoundationSM Lifetime 2015 Portfolio	$25,766	$692	$(313)	$379
SecureFoundationSM Lifetime 2025 Portfolio	25,673	821	(355)	466
SecureFoundationSM Lifetime 2035 Portfolio	25,719	957	(421)	536
SecureFoundationSM Lifetime 2045 Portfolio	25,798	941	(469)	472
SecureFoundationSM Lifetime 2055 Portfolio	25,835	892	(511)	381

The Portfolios classify their valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2010 and throughout the period, the only investments of each Portfolio were in mutual funds that were actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Below is a summary of the transactions for each underlying investment during the period ended March 31, 2010, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Maxim SecureFoundationSM Lifetime 2015 Portfolio

Maxim Bond Index Portfolio	692	$8,802	$445	$138	$(1)	$78	$9,161
Maxim Index 600 Portfolio	286	-	2,265	128	7	-	2,274
Maxim Money Market Portfolio	1,411	1,359	83	30	-	-	1,411
Maxim S&P 500® Index	837	8,567	79	165	9	-	8,919

TOTAL					$15	$78	$21,765

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Maxim SecureFoundationSM Lifetime 2025 Portfolio

Maxim Bond Index Portfolio	495	$6,307	$332	$125	$(1)	$56	$6,551
Maxim Index 600 Portfolio	367	-	2,902	162	8	-	2,917
Maxim Money Market Portfolio	653	630	40	17	-	-	653
Maxim S&P 500® Index	966	9,912	10	133	7	-	10,299

TOTAL					$14	$56	$20,420

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Maxim SecureFoundationSM Lifetime 2035 Portfolio

Maxim Bond Index Portfolio	225	$2,855	$174	$72	$(1)	$25	$2,974
Maxim Index 600 Portfolio	493	0	3,888	214	9	-	3,911
Maxim Money Market Portfolio	79	77	4	2	-	-	79
Maxim S&P 500® Index	1,080	11,055	-	110	3	-	11,517

TOTAL					$11	$25	$18,481

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Maxim SecureFoundationSM Lifetime 2045 Portfolio

Maxim Bond Index Portfolio	166	$2,102	$135	$57	$(1)	$18	$2,192
Maxim Index 600 Portfolio	545	-	4,305	239	9	-	4,327
Maxim S&P 500® Index Portfolio	1,019	10,416	15	106	2	-	10,863

TOTAL					$10	$18	$17,382

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Maxim SecureFoundationSM Lifetime 2055 Portfolio

Maxim Bond Index Portfolio	157	$1,999	$128	$57	$-	$18	$2,083
Maxim Index 600 Portfolio	576	-	4,558	258	10	-	4,576
Maxim S&P 500® Index Portfolio	923	9,446	15	106	2	-	9,842

TOTAL					$12	$18	$16,501

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2010
UNAUDITED

Shares		Value ($)

EQUITY MUTUAL FUNDS

328	Maxim Index 600 Portfolio	2,607
919	Maxim S&P 500® Index	9,792
314	Ridgeworth International Equity Index	3,992

TOTAL EQUITY MUTUAL FUNDS -- 62.17%		16,391
(Cost $15,823)

BOND MUTUAL FUNDS

754	Maxim Bond Index Portfolio	$9,976

TOTAL BOND MUTUAL FUNDS -- 37.84%		9,976
(Cost $10,078)

TOTAL INVESTMENTS --- 100.01%		$26,367
(Cost $25,901)

OTHER ASSETS AND LIABILITIES--- (0.01)%		$(2)

TOTAL NET ASSETS--- 100%		$26,365
(Cost $25,901)

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.

At March 31, 2010, the U.S. Federal income tax cost basis was $25,903. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $765 and gross depreciation of securities in which there was an excess of tax cost over value of $300 resulting in net appreciation of $464.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of March 31, 2010 and throughout the period, the only investments of the Portfolio were in mutual funds that were actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Below is a summary of the transactions for each underlying investment during the period ended March 31, 2010, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2009	Cost	Cost	Gain/(Loss)	Received	3/31/2010

Maxim SecureFoundationSM Balanced Portfolio

Maxim Bond Index Portfolio	754	$9,517	$552	$149	$(1)	$84	$9,976
Maxim Index 600 Portfolio	328	-	2,591	140	8	-	2,607
Maxim S&P 500® Index Portfolio	919	9,339	121	150	8	-	9,792

TOTAL					$15	$84	$22,375
Item 2. Controls and Procedures:

(a) The principal executive officer and principal financial officer of the registrant have concluded that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms.

(b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:           /s/ M.T.G. Graye
M.T.G. Graye
President & Chief Executive Officer

Date:           May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ M.T.G. Graye
M.T.G. Graye
President & Chief Executive Officer

Date:           May 26, 2010

By:           /s/ M. Maiers
M. Maiers
Chief Financial Officer, Treasurer & Investment Operations Compliance Officer

Date:           May 26, 2010